                                                    --------------------------
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                                                    --------------------------
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                                                     Expires: April 30, 2008
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file
number                                811-02699
      --------------------------------------------------------------------------


                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)


    Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 06/30/07
                          --------

Item 1. Reports to Stockholders.

                                                            AIM BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   19
Approval of Advisory Agreement ...........   20

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM BASIC VALUE FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards. Since my last letter, your Board
     PHOTO]                                  has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of
Bruce L. Crockett                            leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM BASIC VALUE FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    7.68%
Class B Shares                                                                    7.28
Class C Shares                                                                    7.25
Class R Shares                                                                    7.55
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell 1000 Value(1) (Style-Specific Index)                                      6.23
Lipper Large-Cap Value Funds Index(1) (Peer Group Index)                          7.27

SOURCE: (1)LIPPER INC.

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged Russell 1000 --REGISTERED TRADEMARK-- Value Index is a subset of the unmanaged Russell 1000 --REGISTERED TRADEMARK-- Index, which represents the performance of the stocks of large-capitalization companies; the Value subset measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values.

   The Russell 1000 Value Index and the Russell 1000 Index are trademarks/service marks of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the
Frank Russell Company.

   The unmanaged Lipper Large-Cap Value Funds Index represents an average of the performance of the largest large-capitalization value funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   CLASS R SHARES' INCEPTION DATE IS JUNE       REPORT FOR CLASS A, CLASS B, CLASS C
FUND PERFORMANCE                             3, 2002. RETURNS SINCE THAT DATE ARE         AND CLASS R SHARES WAS 1.15%, 1.90%, 1.90%
                                             HISTORICAL RETURNS. ALL OTHER RETURNS ARE    AND 1.40%, RESPECTIVELY. THE EXPENSE
As of 6/30/07, including applicable          BLENDED RETURNS OF HISTORICAL CLASS R        RATIOS PRESENTED ABOVE MAY VARY FROM THE
sales charges                                SHARE PERFORMANCE AND RESTATED CLASS A       EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                             SHARE PERFORMANCE (FOR PERIODS PRIOR TO      OF THIS REPORT THAT ARE BASED ON EXPENSES
CLASS A SHARES                               THE INCEPTION DATE OF CLASS R SHARES) AT     INCURRED DURING THE PERIOD COVERED BY THIS
Inception (10/18/95)                12.22%   NET ASSET VALUE, ADJUSTED TO REFLECT THE     REPORT.
   10 Years                         10.15    HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
   5 Years                           9.01    R SHARES. CLASS A SHARES' INCEPTION DATE        CLASS A SHARE PERFORMANCE REFLECTS THE
   1 Year                           14.06    IS OCTOBER 18, 1995.                         MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
CLASS B SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT     APPLICABLE CONTINGENT DEFERRED SALES
Inception (10/18/95)                12.27%   PAST PERFORMANCE AND CANNOT GUARANTEE        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   10 Years                         10.20    COMPARABLE FUTURE RESULTS; CURRENT           CDSC ON CLASS B SHARES DECLINES FROM 5%
   5 Years                           9.21    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   1 Year                           14.80    VISIT AIMINVESTMENTS.COM FOR THE MOST        THE BEGINNING OF THE SEVENTH YEAR. THE
                                             recent month-end performance. Performance    CDSC on Class C shares is 1% for the first
CLASS C SHARES                               FIGURES REFLECT REINVESTED DISTRIBUTIONS,    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
Inception (5/3/99)                   7.89%   CHANGES IN NET ASSET VALUE AND THE EFFECT    HAVE A FRONT-END SALES CHARGE; RETURNS
   5 Years                           9.49    OF THE MAXIMUM SALES CHARGE UNLESS           SHOWN ARE AT NET ASSET VALUE AND DO NOT
   1 Year                           18.80    OTHERWISE STATED. PERFORMANCE FIGURES DO     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                             NOT REFLECT DEDUCTION OF TAXES A             ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS R SHARES                               SHAREHOLDER WOULD PAY ON FUND                ASSETS WITHIN THE FIRST YEAR.
   10 Years                         10.58%   DISTRIBUTIONS OR SALE OF FUND SHARES.
   5 Years                          10.03    INVESTMENT RETURN AND PRINCIPAL VALUE WILL      THE PERFORMANCE OF THE FUND'S SHARE
   1 Year                           20.40    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CLASSES WILL DIFFER PRIMARILY DUE TO
==========================================   LOSS WHEN YOU SELL SHARES.                   DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
                                                THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS OF THE DATE OF THIS

AIM Basic Value Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Consumer Discretionary                            18.9%
---------------------------------------------------------
Financials                                        18.0
---------------------------------------------------------
Health Care                                       17.7
---------------------------------------------------------
Information Technology                            17.2
---------------------------------------------------------
Industrials                                        9.5
---------------------------------------------------------
Energy                                             8.5
---------------------------------------------------------
Consumer Staples                                   4.5
---------------------------------------------------------
Materials                                          3.3
---------------------------------------------------------
Telecommunication Services                         2.0
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      0.4
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.65%

ADVERTISING-5.92%

Interpublic Group of Cos., Inc. (The)(a)       13,863,907   $  158,048,540
--------------------------------------------------------------------------
Omnicom Group Inc.                              2,727,720      144,350,942
==========================================================================
                                                               302,399,482
==========================================================================

APPAREL RETAIL-2.13%

Gap, Inc., (The)                                5,697,156      108,815,679
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.94%

Bank of New York Mellon Corp.                   2,395,997       99,290,116
==========================================================================

BREWERS-2.76%

Molson Coors Brewing Co.-Class B                1,524,454      140,951,017
==========================================================================

BROADCASTING & CABLE TV-0.00%

Citadel Broadcasting Corp.                              1                6
==========================================================================

BUILDING PRODUCTS-2.20%

American Standard Cos., Inc.                    1,908,916      112,587,866
==========================================================================

COMPUTER HARDWARE-4.07%

Dell Inc.(a)                                    7,273,236      207,650,888
==========================================================================

CONSTRUCTION MATERIALS-3.34%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)            4,621,184      170,521,689
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.51%

First Data Corp.                                3,240,108      105,854,328
--------------------------------------------------------------------------
Western Union Co. (The)                         5,979,542      124,553,860
==========================================================================
                                                               230,408,188
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


EDUCATION SERVICES-2.71%

Apollo Group, Inc.-Class A(a)                   2,365,181   $  138,197,526
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-1.16%

Tyco Electronics Ltd.(a)                        1,512,286       59,069,881
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.02%

Waste Management, Inc.                          1,332,575       52,037,054
==========================================================================

GENERAL MERCHANDISE STORES-2.89%

Target Corp.                                    2,319,583      147,525,479
==========================================================================

HEALTH CARE DISTRIBUTORS-3.63%

Cardinal Health, Inc.                           2,621,111      185,155,281
==========================================================================

HEALTH CARE EQUIPMENT-0.63%

Covidien Ltd.(a)                                  744,286       32,078,716
==========================================================================

HOME IMPROVEMENT RETAIL-2.03%

Home Depot, Inc. (The)                          2,634,196      103,655,613
==========================================================================

INDUSTRIAL CONGLOMERATES-4.16%

General Electric Co.                            3,424,437      131,087,448
--------------------------------------------------------------------------
Tyco International Ltd.                         1,512,286       81,179,499
==========================================================================
                                                               212,266,947
==========================================================================

AIM Basic Value Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL MACHINERY-2.11%

Illinois Tool Works Inc.                        1,985,094   $  107,572,244
==========================================================================

INSURANCE BROKERS-0.63%

Marsh & McLennan Cos., Inc.                     1,050,000       32,424,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.35%

Merrill Lynch & Co., Inc.                         843,339       70,486,274
--------------------------------------------------------------------------
Morgan Stanley                                  1,201,137      100,751,371
==========================================================================
                                                               171,237,645
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.46%

Waters Corp.(a)                                 2,114,616      125,523,606
==========================================================================

MANAGED HEALTH CARE-4.14%

UnitedHealth Group Inc.                         4,130,599      211,238,833
==========================================================================

MOVIES & ENTERTAINMENT-2.17%

Walt Disney Co. (The)                           3,252,494      111,040,145
==========================================================================

MULTI-LINE INSURANCE-1.02%

American International Group, Inc.                744,833       52,160,655
==========================================================================

OIL & GAS DRILLING-3.23%

Transocean Inc.(a)                              1,556,939      165,004,395
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.25%

Halliburton Co.                                 4,136,462      142,707,939
--------------------------------------------------------------------------
Weatherford International Ltd.(a)               2,271,845      125,496,718
==========================================================================
                                                               268,204,657
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.16%

Citigroup Inc.                                  3,747,891      192,229,329
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            2,525,397      122,355,485
==========================================================================
                                                               314,584,814
==========================================================================

PACKAGED FOODS & MEATS-1.76%

Unilever N.V. (Netherlands)(b)                  2,888,276       89,815,134
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


PHARMACEUTICALS-6.89%

Pfizer Inc.                                     4,228,720   $  108,128,371
--------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                      1,337,960      108,038,542
--------------------------------------------------------------------------
Wyeth                                           2,370,542      135,926,878
==========================================================================
                                                               352,093,791
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.51%

ACE Ltd.                                        1,234,609       77,187,755
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.98%

KLA-Tencor Corp.                                1,835,926      100,884,134
==========================================================================

SPECIALIZED CONSUMER SERVICES-1.02%

H&R Block, Inc.                                 2,239,750       52,342,957
==========================================================================

SYSTEMS SOFTWARE-5.49%

CA Inc.                                         6,225,278      160,798,931
--------------------------------------------------------------------------
Microsoft Corp.                                 4,062,152      119,711,619
==========================================================================
                                                               280,510,550
==========================================================================

THRIFTS & MORTGAGE FINANCE-3.38%

Fannie Mae                                      2,643,689      172,712,202
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.00%

Sprint Nextel Corp.                             4,933,677      102,176,451
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $3,488,735,112)                        5,089,325,396
==========================================================================

MONEY MARKET FUNDS-0.39%

Liquid Assets Portfolio-Institutional
  Class(c)                                     10,067,125       10,067,125
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       10,067,125       10,067,125
==========================================================================
    Total Money Market Funds (Cost
      $20,134,250)                                              20,134,250
==========================================================================
TOTAL INVESTMENTS-100.04% (Cost
  $3,508,869,362)                                            5,109,459,646
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.04)%                           (2,003,907)
==========================================================================
NET ASSETS-100.00%                                          $5,107,455,739
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $197,853,676, which represented 3.87% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $3,488,735,112)   $5,089,325,396
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $20,134,250)                              20,134,250
============================================================
Total investments (Cost $3,508,869,362)        5,109,459,646
============================================================
Foreign currencies, at value (Cost
  $2,044,731)                                      2,059,776
------------------------------------------------------------
Cash                                              14,018,164
------------------------------------------------------------
Receivables for:
  Investments sold                                50,054,123
------------------------------------------------------------
  Fund shares sold                                 5,040,793
------------------------------------------------------------
  Dividends                                        4,509,784
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               104,644
------------------------------------------------------------
Other assets                                         104,157
============================================================
    Total assets                               5,185,351,087
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           32,918,991
------------------------------------------------------------
  Fund shares reacquired                          39,411,164
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 481,182
------------------------------------------------------------
Accrued distribution fees                          2,133,639
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            18,667
------------------------------------------------------------
Accrued transfer agent fees                        2,700,326
------------------------------------------------------------
Accrued operating expenses                           231,379
============================================================
    Total liabilities                             77,895,348
============================================================
Net assets applicable to shares outstanding   $5,107,455,739
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,994,038,283
------------------------------------------------------------
Undistributed net investment income                6,472,197
------------------------------------------------------------
Undistributed net realized gain                  506,338,283
------------------------------------------------------------
Unrealized appreciation                        1,600,606,976
============================================================
                                              $5,107,455,739
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,917,974,157
____________________________________________________________
============================================================
Class B                                       $1,306,097,913
____________________________________________________________
============================================================
Class C                                       $  487,608,694
____________________________________________________________
============================================================
Class R                                       $   56,777,239
____________________________________________________________
============================================================
Institutional Class                           $  338,997,736
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           74,036,668
____________________________________________________________
============================================================
Class B                                           35,862,466
____________________________________________________________
============================================================
Class C                                           13,391,013
____________________________________________________________
============================================================
Class R                                            1,454,790
____________________________________________________________
============================================================
Institutional Class                                8,396,974
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        39.41
------------------------------------------------------------
  Offering price per share
  (Net asset value of $39.41 divided by
    94.50%)                                   $        41.70
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        36.42
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        36.41
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        39.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        40.37
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Value Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $826,435)      $ 39,042,990
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $135,498)                         1,894,948
==========================================================================
    Total investment income                                     40,937,938
==========================================================================

EXPENSES:

Advisory fees                                                   17,441,520
--------------------------------------------------------------------------
Administrative services fees                                       321,769
--------------------------------------------------------------------------
Custodian fees                                                     137,709
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        3,745,937
--------------------------------------------------------------------------
  Class B                                                        6,815,161
--------------------------------------------------------------------------
  Class C                                                        2,457,592
--------------------------------------------------------------------------
  Class R                                                          139,599
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             5,650,649
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                               172,469
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           91,269
--------------------------------------------------------------------------
Other                                                              416,542
==========================================================================
    Total expenses                                              37,390,216
==========================================================================
Less: Fees waived and expense offset arrangements               (1,480,321)
==========================================================================
    Net expenses                                                35,909,895
==========================================================================
Net investment income                                            5,028,043
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $6,635,241)                          455,789,123
--------------------------------------------------------------------------
  Foreign currencies                                              (287,973)
==========================================================================
                                                               455,501,150
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (78,506,953)
--------------------------------------------------------------------------
  Foreign currencies                                               (36,261)
==========================================================================
                                                               (78,543,214)
==========================================================================
Net realized and unrealized gain                               376,957,936
==========================================================================
Net increase in net assets resulting from operations          $381,985,979
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    5,028,043    $     6,372,052
-----------------------------------------------------------------------------------------------
  Net realized gain                                              455,501,150        414,926,570
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (78,543,214)       271,661,616
===============================================================================================
    Net increase in net assets resulting from operations         381,985,979        692,960,238
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --         (2,392,855)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --         (1,608,510)
===============================================================================================
    Total distributions from net investment income                        --         (4,001,365)
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (180,090,186)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --        (84,887,923)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --        (29,993,312)
-----------------------------------------------------------------------------------------------
  Class R                                                                 --         (3,040,333)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --        (17,918,036)
===============================================================================================
    Total distributions from net realized gains                           --       (315,929,790)
===============================================================================================
    Decrease in net assets resulting from distributions                   --       (319,931,155)
===============================================================================================
Share transactions-net:
  Class A                                                       (477,304,839)      (743,316,966)
-----------------------------------------------------------------------------------------------
  Class B                                                       (225,851,258)      (334,742,885)
-----------------------------------------------------------------------------------------------
  Class C                                                        (55,840,579)       (88,209,746)
-----------------------------------------------------------------------------------------------
  Class R                                                         (2,930,116)        20,077,535
-----------------------------------------------------------------------------------------------
  Institutional Class                                            (26,995,108)       113,585,737
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (788,921,900)    (1,032,606,325)
===============================================================================================
    Net increase (decrease) in net assets                       (406,935,921)      (659,577,242)
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,514,391,660      6,173,968,902
===============================================================================================
  End of period (including undistributed net investment
    income of $6,472,197 and $1,444,154, respectively)        $5,107,455,739    $ 5,514,391,660
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Basic Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Basic Value Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in

AIM Basic Value Fund

     excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $1,337,583.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Basic Value Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $153,420 in front-end sales commissions from the sale of Class A shares and $7,720, $319,357, $10,412 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $32,604,151      $426,215,061      $(448,752,087)     $10,067,125     $  882,139
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            32,604,151       426,215,061       (448,752,087)      10,067,125        877,311
==================================================================================================
  Subtotal        $65,208,302      $852,430,122      $(897,504,174)     $20,134,250     $1,759,450
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $402,677,294     $  398,217,534    $  (800,894,828)    $        --     $   67,732
--------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           402,677,295        398,217,534       (800,894,829)             --         67,766
==================================================================================================
  Subtotal       $805,354,589     $  796,435,068    $(1,601,789,657)    $        --     $  135,498
==================================================================================================
  Total
    Investments
    in
    Affiliates   $870,562,891     $1,648,865,190    $(2,499,293,831)    $20,134,250     $1,894,948
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $23,522,770, which resulted in net realized gains of $6,635,241, and securities purchases of $2,531,562.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $142,738.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Basic Value Fund


    During the six months ended June 30, 2007, the Fund paid legal fees of $12,908 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, there were no securities out on loan. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $135,498 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $660,011,676 and $1,519,012,863, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,690,994,659
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (100,045,885)
==============================================================================
Net unrealized appreciation of investment securities            $1,590,948,774
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,518,510,872.

AIM Basic Value Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               Changes in Shares Outstanding
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    Year ended
                                                                   JUNE 30, 2007 (a)                December 31, 2006
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,065,312    $ 153,190,993     12,021,288    $   426,664,207
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         599,196       20,908,740      1,862,210         61,700,737
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         405,914       14,183,704      1,068,291         35,329,911
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         200,760        7,503,594        778,423         27,632,092
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,561,021       60,289,904      3,867,925        141,217,934
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      4,786,581        175,332,476
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      2,316,895         78,751,245
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        831,411         28,251,345
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --         83,686          3,040,295
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        517,707         19,388,139
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,587,808       60,297,794      2,350,962         83,480,941
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,715,577)     (60,297,794)    (2,516,658)       (83,480,941)
============================================================================================================================
Reacquired:
  Class A                                                     (18,322,545)    (690,793,626)   (40,067,363)    (1,428,794,590)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,318,005)    (186,462,204)   (11,802,787)      (391,713,926)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,002,528)     (70,024,283)    (4,575,142)      (151,791,002)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (281,240)     (10,433,710)      (298,817)       (10,594,852)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (2,246,136)     (87,285,012)    (1,289,826)       (47,020,336)
============================================================================================================================
                                                              (21,466,020)   $(788,921,900)   (30,065,214)   $(1,032,606,325)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Basic Value Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                  ---------------------------------------------------------------------------------------
                                    SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                  ENDED JUNE 30,       ------------------------------------------------------------------
                                       2007               2006          2005          2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $    36.61         $    34.22    $    32.42    $    29.24    $    21.86    $    28.44
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)            0.09               0.14          0.06         (0.03)        (0.06)        (0.04)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                       2.71               4.38          1.74          3.21          7.44         (6.54)
=========================================================================================================================
    Total from investment
      operations                          2.80               4.52          1.80          3.18          7.38         (6.58)
=========================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --              (0.03)           --            --            --         (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                          --              (2.10)           --            --            --         (0.00)
=========================================================================================================================
    Total distributions                     --              (2.13)           --            --            --         (0.00)
=========================================================================================================================
Net asset value, end of period      $    39.41         $    36.61    $    34.22    $    32.42    $    29.24    $    21.86
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                           7.65%             13.20%         5.55%        10.88%        33.76%       (23.14)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,917,974         $3,173,889    $3,682,420    $4,480,701    $3,812,300    $2,534,964
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements                1.13%(c)           1.15%         1.19%         1.29%         1.34%         1.33%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                1.18%(c)           1.20%         1.25%         1.31%         1.34%         1.33%
=========================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.43%(c)           0.36%         0.15%        (0.11)%       (0.28)%       (0.17)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                  13%                14%           12%           15%           20%           30%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $ 3,021,584,858.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          CLASS B
                                  ---------------------------------------------------------------------------------------
                                    SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                  ENDED JUNE 30,       ------------------------------------------------------------------
                                       2007               2006          2005          2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $    33.95         $    32.09    $    30.62    $    27.80    $    20.91    $    27.38
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           (0.06)             (0.14)        (0.19)        (0.23)        (0.21)        (0.20)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                       2.53               4.10          1.66          3.05          7.10         (6.27)
=========================================================================================================================
    Total from investment
      operations                          2.47               3.96          1.47          2.82          6.89         (6.47)
=========================================================================================================================
Less distributions from net
  realized gains                            --              (2.10)           --            --            --         (0.00)
=========================================================================================================================
Net asset value, end of period      $    36.42         $    33.95    $    32.09    $    30.62    $    27.80    $    20.91
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                           7.28%             12.33%         4.80%        10.14%        32.95%       (23.63)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $1,306,098         $1,436,084    $1,682,608    $1,985,690    $1,946,590    $1,498,499
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements                1.88%(c)           1.90%         1.89%         1.94%         1.99%         1.98%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                1.93%(c)           1.95%         1.95%         1.96%         1.99%         1.98%
=========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.32)%(c)         (0.39)%       (0.55)%       (0.76)%       (0.93)%       (0.82)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                  13%                14%           12%           15%           20%           30%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,374,327,968.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Value Fund

                                                                     CLASS C
                                  -----------------------------------------------------------------------------
                                    SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                  ENDED JUNE 30,       --------------------------------------------------------
                                       2007              2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  33.95          $  32.08    $  30.61    $  27.79    $  20.91    $  27.38
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)          (0.06)            (0.14)      (0.19)      (0.23)      (0.21)      (0.20)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                      2.52              4.11        1.66        3.05        7.09       (6.27)
===============================================================================================================
    Total from investment
      operations                         2.46              3.97        1.47        2.82        6.88       (6.47)
===============================================================================================================
Less distributions from net
  realized gains                           --             (2.10)         --          --          --       (0.00)
===============================================================================================================
Net asset value, end of period       $  36.41          $  33.95    $  32.08    $  30.61    $  27.79    $  20.91
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                          7.25%            12.37%       4.80%      10.15%      32.90%     (23.63)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $487,609          $508,775    $566,685    $681,234    $667,412    $518,575
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements               1.88%(c)          1.90%       1.89%       1.94%       1.99%       1.98%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.93%(c)          1.95%       1.95%       1.96%       1.99%       1.98%
===============================================================================================================
Ratio of net investment income
  (loss) to average net assets          (0.32)%(c)        (0.39)%     (0.55)%     (0.76)%     (0.93)%     (0.82)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(d)                 13%               14%         12%         15%         20%         30%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $495,591,807.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                     CLASS R
                                  ------------------------------------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                                                                    (DATE SALES
                                    SIX MONTHS                 YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                  ENDED JUNE 30,       ----------------------------------------    DECEMBER 31,
                                       2007             2006       2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $ 36.29           $ 34.00    $ 32.28    $ 29.16    $ 21.84       $ 27.54
----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)          0.04              0.03      (0.02)     (0.06)     (0.06)        (0.05)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                     2.70              4.36       1.74       3.18       7.38         (5.65)
================================================================================================================
    Total from investment
      operations                        2.74              4.39       1.72       3.12       7.32         (5.70)
================================================================================================================
Less distributions from net
  realized gains                          --             (2.10)        --         --         --            --
================================================================================================================
Net asset value, end of period       $ 39.03           $ 36.29    $ 34.00    $ 32.28    $ 29.16       $ 21.84
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                         7.55%            12.91%      5.33%     10.70%     33.52%       (20.70)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $56,777           $55,718    $33,049    $29,245    $12,097       $ 1,421
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              1.38%(c)          1.40%      1.39%      1.44%      1.49%         1.54%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              1.43%(c)          1.45%      1.45%      1.46%      1.49%         1.54%(d)
================================================================================================================
Ratio of net investment income
  (loss) to average net assets          0.18%(c)          0.11%     (0.05)%    (0.26)%    (0.43)%       (0.37)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                13%               14%        12%        15%        20%           30%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $
     56,302,246.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Basic Value Fund

                                                                        INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------------------------------------
                                                                                                             MARCH 15, 2002
                                                                                                              (DATE SALES
                                     SIX MONTHS                    YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                   ENDED JUNE 30,         ------------------------------------------          DECEMBER 31,
                                        2007                2006        2005        2004       2003               2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  37.43            $  34.95    $  32.96    $  29.56    $21.95            $ 29.63
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.17                0.24        0.17        0.02      0.08               0.06(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                       2.77                4.53        1.82        3.38      7.53              (7.74)
=================================================================================================================================
    Total from investment
      operations                          2.94                4.77        1.99        3.40      7.61              (7.68)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --               (0.19)         --          --        --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                          --               (2.10)         --          --        --                 --
=================================================================================================================================
    Total distributions                     --               (2.29)         --          --        --                 --
=================================================================================================================================
Net asset value, end of period        $  40.37            $  37.43    $  34.95    $  32.96    $29.56            $ 21.95
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           7.86%              13.64%       6.04%      11.50%    34.67%            (25.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $338,998            $339,915    $209,208    $103,219    $2,123            $ 1,471
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements                0.75%(c)            0.75%       0.72%       0.71%     0.71%              0.81%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                0.80%(c)            0.80%       0.78%       0.73%     0.71%              0.81%(d)
=================================================================================================================================
Ratio of net investment income
  to average net assets                   0.81%(c)            0.76%       0.62%       0.47%     0.35%              0.35%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                  13%                 14%         12%         15%       20%                30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $
     347,904,852.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM Basic Value Fund

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund and
As a shareholder of the Fund, you incur      the period. Simply divide your account       other funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,076.80             $5.82              $1,019.19             $5.66              1.13%
   B                1,000.00             1,072.80              9.66               1,015.47              9.39              1.88
   C                1,000.00             1,072.50              9.66               1,015.47              9.39              1.88
   R                1,000.00             1,075.50              7.10               1,017.95              6.90              1.38

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Growth Series is required under the          recommendations regarding the performance,      PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Basic        full Board. Moreover, the Investments        The Board reviewed the advisory services
Value Fund (the Fund) investment advisory    Committee considers each Sub-Committee's     provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).   recommendations in making its annual         Fund's advisory agreement, the performance
During contract renewal meetings held on     recommendation to the Board whether to       of AIM in providing these services, and
June 25-27, 2007, the Board as a whole and   approve the continuance of each AIM Fund's   the credentials and experience of the
the disinterested or "independent"           investment advisory agreement and            officers and employees of AIM who provide
Trustees, voting separately, approved the    sub-advisory agreement, if applicable        these services. The Board's review of the
continuance of the Fund's investment         (advisory agreements), for another year.     qualifications of AIM to provide these
advisory agreement for another year,                                                      services included the Board's
effective July 1, 2007. In doing so, the        The independent Trustees, as mentioned    consideration of AIM's portfolio and
Board determined that the Fund's advisory    above, are assisted in their annual          product review process, various back
agreement is in the best interests of the    evaluation of the advisory agreements by     office support functions provided by AIM,
Fund and its shareholders and that the       the independent Senior Officer. One          and AIM's equity and fixed income trading
compensation to AIM under the Fund's         responsibility of the Senior Officer is to   operations. The Board concluded that the
advisory agreement is fair and reasonable.   manage the process by which the AIM Funds'   nature, extent and quality of the advisory
                                             proposed management fees are negotiated      services provided to the Fund by AIM were
   The independent Trustees met separately   during the annual contract renewal process   appropriate and that AIM currently is
during their evaluation of the Fund's        to ensure that they are negotiated in a      providing satisfactory advisory services
investment advisory agreement with           manner which is at arms' length and          in accordance with the terms of the Fund's
independent legal counsel from whom they     reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
received independent legal advice, and the   Officer must either supervise a              their ongoing meetings throughout the year
independent Trustees also received           competitive bidding process or prepare an    with the Fund's portfolio managers, the
assistance during their deliberations from   independent written evaluation. The Senior   Board concluded that these individuals are
the independent Senior Officer, a            Officer has recommended that an              competent and able to continue to carry
full-time officer of the AIM Funds who       independent written evaluation be provided   out their responsibilities under the
reports directly to the independent          and, upon the direction of the Board, has    Fund's advisory agreement.
Trustees. The following discussion more      prepared an independent written
fully describes the process employed by      evaluation.                                     In determining whether to continue the
the Board to evaluate the performance of                                                  Fund's advisory agreement, the Board
the AIM Funds (including the Fund)              During the annual contract renewal        considered the prior relationship between
throughout the year and, more                process, the Board considered the factors    AIM and the Fund, as well as the Board's
specifically, during the annual contract     discussed below under the heading "Factors   knowledge of AIM's operations, and
renewal meetings.                            and Conclusions and Summary of Independent   concluded that it was beneficial to
                                             Written Fee Evaluation" in evaluating the    maintain the current relationship, in
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
                                             advisory agreement at the contract renewal   also considered the steps that AIM and its
The Board's Investments Committee has        meetings and at their meetings throughout    affiliates have taken over the last
established three Sub-Committees which are   the year as part of their ongoing            several years to improve the quality and
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
of a number of the series portfolios of      agreement was considered separately,         the Funds in the areas of investment
the AIM Funds. This SubCommittee structure   although the Board also considered the       performance, product line diversification,
permits the Trustees to focus on the         common interests of all of the AIM Funds     distribution, fund operations, shareholder
performance of the AIM Funds that have       in their deliberations. The Board            services and compliance. The Board
been assigned to them. The Sub-Committees    comprehensively considered all of the        concluded that the quality and efficiency
meet throughout the year to review the       information provided to them and did not     of the services AIM and its affiliates
performance of their assigned funds, and     identify any particular factor that was      provide to the AIM Funds in each of these
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   areas have generally improved, and support
quarterly comparative performance            have evaluated the information provided      the Board's approval of the continuance of
information and periodic asset flow data     differently from one another and             the Fund's advisory agreement.
for their assigned funds. These materials    attributed different weight to the various
are prepared under the direction and         factors. The Trustees recognized that the    B. FUND PERFORMANCE
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     The Board compared the Fund's performance
SubCommittees meet with portfolio managers   AIM Funds are the result of years of         during the past one, three and five
for their assigned funds and other members   review and negotiation between the           calendar years to the performance of funds
of management and review with these          Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
individuals the performance, investment      focus to a greater extent on certain         not managed by AIM, and against the
objective(s), policies, strategies and       aspects of these arrangements in some        performance of all funds in the Lipper
limitations of these funds.                  years than others, and that the Trustees'    Large-Cap Value Funds Index. The Board
                                             deliberations and conclusions in a           also reviewed the methodology used by
   In addition to their meetings             particular year may be based in part on      Lipper to identify the Fund's peers. The
throughout the year, the Sub-Committees      their deliberations and conclusions of       Board noted that the Fund's performance
meet at designated contract renewal          these same arrangements throughout the       was below the median performance of its
meetings each year to conduct an in-depth    year and in prior years.                     peers for the one, three and five year
review of the performance, fees and                                                       periods. The Board noted that the Fund's
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was below the performance of
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           the Index for the one, three and five year
receive comparative performance and fee                                                   periods. The Board also considered the
data regarding all the AIM Funds prepared    The discussion below serves as a summary     steps AIM has taken over the last several
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          years to improve the quality and
under the direction and supervision of the   written evaluation, as well as a             efficiency of the services that AIM
independent Senior Officer who also          discussion of the material factors and       provides to the AIM Funds. The Board
prepares a separate analysis of this         related conclusions that formed the basis    concluded that AIM continues to be
information for the Trustees. Each           for the Board's approval of the Fund's       responsive to the Board's focus on fund
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         performance. However, due to the Fund's
to the Investments Committee regarding the   stated, information set forth below is as    underperformance, the Board also concluded
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    that it would be appropriate for the Board
assigned funds. The Investments Committee    changes that may have occurred since that    to continue to closely monitor and review
considers each Sub-Committee's recom-        date, including but not limited to changes   the performance of the Fund. Although the
                                             to the Fund's performance, advisory fees,    independent written evaluation of the
                                             expense limitations and/or fee waivers.      Fund's Senior

                                                                                                                         (continued)

AIM Basic Value Fund

Officer (discussed below) only considered    waivers or expense limitations for the       Senior Officer's written evaluation
Fund performance through the most recent     Fund.                                        instead of a competitive bidding process.
calendar year, the Board also reviewed                                                    In determining whether to continue the
more recent Fund performance and this           After taking account of the Fund's        Fund's advisory agreement, the Board
review did not change their conclusions.     contractual advisory fee rate, as well as    considered the Senior Officer's written
                                             the comparative advisory fee information     evaluation.
C. ADVISORY FEES AND FEE WAIVERS             discussed above, the Board concluded that
                                             the Fund's advisory fees were fair and       G. COLLATERAL BENEFITS TO AIM AND ITS
The Board compared the Fund's contractual    reasonable.                                     AFFILIATES
advisory fee rate to the contractual
advisory fee rates of funds in the Fund's    D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board considered various other
Lipper peer group that are not managed by                                                 benefits received by AIM and its
AIM, at a common asset level and as of the   The Board considered the extent to which     affiliates resulting from AIM's
end of the past calendar year. The Board     there are economies of scale in AIM's        relationship with the Fund, including the
noted that the Fund's advisory fee rate      provision of advisory services to the        fees received by AIM and its affiliates
was comparable to the median advisory fee    Fund. The Board also considered whether      for their provision of administrative,
rate of its peers. The Board also reviewed   the Fund benefits from such economies of     transfer agency and distribution services
the methodology used by Lipper and noted     scale through contractual breakpoints in     to the Fund. The Board considered the
that the contractual fee rates shown by      the Fund's advisory fee schedule or          performance of AIM and its affiliates in
Lipper include any applicable long-term      through advisory fee waivers or expense      providing these services and the
contractual fee waivers. The Board also      limitations. The Board noted that the        organizational structure employed by AIM
compared the Fund's contractual advisory     Fund's contractual advisory fee schedule     and its affiliates to provide these
fee rate to the contractual advisory fee     includes three breakpoints and that the      services. The Board also considered that
rates of other clients of AIM and its        level of the Fund's advisory fees, as a      these services are provided to the Fund
affiliates with investment strategies        percentage of the Fund's net assets, has     pursuant to written contracts which are
comparable to those of the Fund, including   decreased as net assets increased because    reviewed and approved on an annual basis
three mutual funds advised by AIM, one       of the breakpoints. The Board noted that     by the Board. The Board concluded that AIM
mutual fund sub-advised by an AIM            the amendment to the Fund's contractual      and its affiliates were providing these
affiliate, and one offshore fund advised     advisory fee schedule discussed above        services in a satisfactory manner and in
and sub-advised by AIM affiliates. The       provides for seven breakpoints. Based on     accordance with the terms of their
Board noted that the Fund's rate was: (i)    this information, the Board concluded that   contracts, and were qualified to continue
below the rate for one of the mutual funds   the Fund's advisory fees appropriately       to provide these services to the Fund.
and above the rates for two of the mutual    reflect economies of scale at current
funds; (ii) above the sub-advisory fee       asset levels. The Board also noted that         The Board considered the benefits
rate for the sub-advised mutual fund,        the Fund shares directly in economies of     realized by AIM as a result of portfolio
although the advisory fee rate for such      scale through lower fees charged by third    brokerage transactions executed through
sub-advised fund was above the Fund's; and   party service providers based on the         "soft dollar" arrangements. Under these
(iii) below the advisory fee rate for the    combined size of all of the AIM Funds and    arrangements, portfolio brokerage
offshore fund.                               affiliates.                                  commissions paid by the Fund and/or other
                                                                                          funds advised by AIM are used to pay for
   Additionally, the Board compared the      E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
Fund's contractual advisory fee rate to         OF AIM                                    noted that soft dollar arrangements shift
the total advisory fees paid by numerous                                                  the payment obligation for the research
separately managed accounts/wrap accounts    The Board reviewed information from AIM      and executions services from AIM to the
advised by an AIM affiliate. The Board       concerning the costs of the advisory and     funds and therefore may reduce AIM's
noted that the Fund's rate was generally     other services that AIM and its affiliates   expenses. The Board also noted that
above the rates for the separately managed   provide to the Fund and the profitability    research obtained through soft dollar
accounts/wrap accounts. The Board            of AIM and its affiliates in providing       arrangements may be used by AIM in making
considered that management of the            these services. The Board also reviewed      investment decisions for the Fund and may
separately managed accounts/wrap accounts    information concerning the financial         therefore benefit Fund shareholders. The
by the AIM affiliate involves different      condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
levels of services and different             Board also reviewed with AIM the             arrangements were appropriate. The Board
operational and regulatory requirements      methodology used to prepare the              also concluded that, based on their review
than AIM's management of the Fund. The       profitability information. The Board         and representations made by AIM, these
Board concluded that these differences are   considered the overall profitability of      arrangements were consistent with
appropriately reflected in the fee           AIM, as well as the profitability of AIM     regulatory requirements.
structure for the Fund and the separately    in connection with managing the Fund. The
managed accounts/wrap accounts.              Board noted that AIM continues to operate       The Board considered the fact that the
                                             at a net profit, although increased          Fund's uninvested cash and cash collateral
   The Board noted that AIM has not          expenses in recent years have reduced the    from any securities lending arrangements
proposed any advisory fee waivers or         profitability of AIM and its affiliates.     may be invested in money market funds
expense limitations for the Fund. However,   The Board concluded that the Fund's          advised by AIM pursuant to procedures
the Board also noted that AIM has            advisory fees were fair and reasonable,      approved by the Board. The Board noted
recommended that the Board approve an        and that the level of profits realized by    that AIM will receive advisory fees from
amendment to the Fund's contractual          AIM and its affiliates from providing        these affiliated money market funds
advisory fee schedule that would implement   services to the Fund was not excessive in    attributable to such investments, although
the contractual advisory fee waiver that     light of the nature, quality and extent of   AIM has contractually agreed to waive the
had been formerly committed to by AIM,       the services provided. The Board             advisory fees payable by the Fund with
which waiver provided for lower effective    considered whether AIM is financially        respect to its investment of uninvested
fee rates at all asset levels than the       sound and has the resources necessary to     cash in these affiliated money market
Fund's current contractual advisory fee      perform its obligations under the Fund's     funds through at least June 30, 2008. The
schedule. The Board noted that AIM's         advisory agreement, and concluded that AIM   Board considered the contractual nature of
recommendation was made in response to the   has the financial resources necessary to     this fee waiver and noted that it remains
recommendation of the independent Senior     fulfill these obligations.                   in effect until at least June 30, 2008.
Officer that AIM consider whether the                                                     The Board concluded that the Fund's
advisory fee waivers for certain equity      F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
AIM Funds, including the Fund, should be        FUND'S SENIOR OFFICER                     collateral from any securities lending
simplified. The Board concluded that it                                                   arrangements in the affiliated money
would be appropriate to approve the          The Board noted that, upon their             market funds is in the best interests of
proposed amendment to the Fund's             direction, the Senior Officer of the Fund,   the Fund and its shareholders.
contractual advisory fee schedule and that   who is independent of AIM and AIM's
it was not necessary at this time to         affiliates, had prepared an independent
discuss with AIM whether to implement any    written evaluation to assist the Board in
fee                                          determining the reasonableness of the
                                             proposed management fees of the AIM Funds,
                                             including the Fund. The Board noted that
                                             they had relied upon the

Supplement to Semiannual Report dated 6/30/07

AIM BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (3/15/02)                  7.21%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                             10.82    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              21.15    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                            7.86    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
==========================================   FROM PERFORMANCE OF OTHER SHARE CLASSES
NASDAQ SYMBOL                        GTVVX   PRIMARILY DUE TO DIFFERING SALES CHARGES
==========================================   AND CLASS EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               BVA-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,078.60               $3.87        $1,021.08             $3.76             0.75%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               BVA-INS-2              A I M Distributors, Inc.

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-02699 and 002-57526.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web
HOW DO I SIGN UP?                                                 site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on
It's easy. Just follow these simple steps:                        the SEC Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  BVA-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

TARGET RISK

                                AIM Allocation Funds

                                Semiannual Report to Shareholders o June 30,2007

                                AIM Conservative Allocation Fund
                                AIM Growth Allocation Fund
                                AIM Moderate Allocation Fund
                                AIM Moderate Growth Allocation Fund
                                AIM Moderately Conservative Allocation Fund

Table of Contents

Letter to Shareholders ...................      2
AIM Conservative Allocation
Fund Performance .........................      3
AIM Growth Allocation
Fund Performance .........................      4
AIM Moderate Allocation
Fund Performance .........................      5
AIM Moderate Growth Allocation
Fund Performance .........................      6
AIM Moderately Conservative Allocation
Fund Performance .........................      7
Portfolio Composition ....................      8
Schedule of Investments ..................      9
Financial Statements .....................     12
Notes to Financial Statements ............     17
Financial Highlights .....................     27
Fund Expenses ............................     53
Approval of Advisory Agreement ...........     55

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007,this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM Allocation Funds

                                             Dear Fellow Shareholders:

   [CROCKETT                                 In overseeing the management of the AIM family of funds on your behalf, your
     PHOTO]                                  Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President
Bruce L. Crockett                            and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
                                             given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Conservative Allocation Fund

AIM CONSERVATIVE ALLOCATION FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (4/30/04)                 3.88%
Class A Shares                                                                    3.67%      1 Year                           3.40
Class B Shares                                                                    3.21
Class C Shares                                                                    3.21    CLASS B SHARES
Class R Shares                                                                    3.39    Inception (4/30/04)                 4.11%
S&P 500 Index1 (Broad Market Index)                                               6.96       1 Year                           3.50
Custom Conservative Allocation Index2 (Style-Specific Index)                      2.83
Lipper Mixed-Asset Target Allocation Conservative Funds Index1 (Peer Group                CLASS C SHARES
Index)*                                                                           3.33    Inception (4/30/04)                 4.94%
Lipper Income Funds Index1 (Former Peer Group Index)*                             4.35       1 Year                           7.51

Sources: (1) Lipper Inc.; (2) Lipper Inc., A I M Management Group Inc.                    CLASS R SHARES
                                                                                          Inception (4/30/04)                 5.46%
* Lipper recently reclassified AIM Conservative Allocation Fund from the Lipper              1 Year                           8.96
  Income Funds Category to the Lipper Mixed-Asset Target Allocation Conservative          ==========================================
  Funds Category.
                                                                                          PERIOD INVOLVED. THE CDSC ON CLASS B
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         SHARES DECLINES FROM 5% BEGINNING AT THE
frequently used as a general measure of U.S. stock market performance.                    TIME OF PURCHASE TO 0% AT THE BEGINNING OF
                                                                                          THE SEVENTH YEAR. THE CDSC ON CLASS C
   The Custom Conservative Allocation Index is an index created by A I M Advisors, Inc.   SHARES IS 1% FOR THE FIRST YEAR AFTER
to benchmark the Fund. This index may change from time to time based upon the target      PURCHASE. CLASS R SHARES DO NOT HAVE A
asset allocation of the Fund. The index currently consists of the following indexes:      FRONT-END SALES CHARGE; RETURNS SHOWN ARE
22.5% Russell 3000 --REGISTERED TRADEMARK-- Index, 2.5% MSCI EAFE --REGISTERED            AT NET ASSET VALUE AND DO NOT REFLECT A
TRADEMARK-- Index, 65% Lehman Brothers U.S. Universal Index, and 10% 3-Month Treasury     0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
Bill Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S.     REDEMPTION OF RETIREMENT PLAN ASSETS
companies based on total market capitalization, which represents approximately 98% of     WITHIN THE FIRST YEAR.
the investable U.S. equity market. The Russell 3000 Index is a trademark/ service mark
of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the         THE PERFORMANCE OF THE FUND'S SHARE
Frank Russell Company. The MSCI EAFE Index is a free float-adjusted market                CLASSES WILL DIFFER PRIMARILY DUE TO
capitalization index that is designed to measure developed market equity performance,     DIFFERENT SALES CHARGE STRUCTURES AND
excluding the US & Canada. The Lehman Brothers U.S. Universal Index represents the        CLASS EXPENSES.
union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index,
the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS      HAD THE ADVISOR NOT WAIVED FEES AND/OR
Index. The 3-Month Treasury Bill Index is tracked by Lipper Inc. to provide performance   REIMBURSED EXPENSES, PERFORMANCE WOULD
for the 3-month U.S. Treasury Bill.                                                       HAVE BEEN LOWER.

   The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an      (1) Total annual operating expenses less
equally weighted representation of the largest conservative funds that by portfolio          any contractual fee waivers and/or
practice maintain a mix of between 20%-40% equity securities, with the remainder             expense reimbursements by the advisor
invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund      in effect through at least June 30,
performance monitor.                                                                         2008. See current prospectus for more
                                                                                             information.
   The unmanaged Lipper Income Funds Index represents an average of the largest income
funds tracked by Lipper Inc., an independent mutual fund performance monitor.             (2) The expense ratio includes acquired
                                                                                             fund fees and expenses of the
   The Fund is not managed to track the performance of any particular index, including       underlying funds in which the Fund
the indexes defined here, and consequently, the performance of the Fund may deviate          invests of 0.61% for Class A, B, C and
significantly from the performance of the indexes.                                           R shares.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   OF THIS REPORT FOR CLASS A, CLASS B, CLASS
PERFORMANCE AND CANNOT GUARANTEE             C AND CLASS R SHARES WAS 1.10%, 1.85%,
COMPARABLE FUTURE RESULTS; CURRENT           1.85% AND 1.35%, RESPECTIVELY.(1, 2) THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
VISIT AIMINVESTMENTS.COM FOR THE MOST        SET FORTH IN THE MOST RECENT FUND
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PROSPECTUS AS OF THE DATE OF THIS REPORT
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    FOR CLASS A, CLASS B, CLASS C AND CLASS R
CHANGES IN NET ASSET VALUE AND THE EFFECT    SHARES WAS 1.33%, 2.08%, 2.08% AND 1.58%,
OF THE MAXIMUM SALES CHARGE UNLESS           RESPECTIVELY.2 THE EXPENSE RATIOS
OTHERWISE STATED. PERFORMANCE FIGURES DO     PRESENTED ABOVE MAY VARY FROM THE EXPENSE
NOT REFLECT DEDUCTION OF TAXES A             RATIOS PRESENTED IN OTHER SECTIONS OF THIS
SHAREHOLDER WOULD PAY ON FUND                REPORT THAT ARE BASED ON EXPENSES INCURRED
DISTRIBUTIONS OR SALE OF FUND SHARES.        DURING THE PERIOD COVERED BY THIS REPORT.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR        CLASS A SHARE PERFORMANCE REFLECTS THE
LOSS WHEN YOU SELL SHARES.                   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             AND CLASS C SHARE PERFORMANCE REFLECTS THE
THE NET ANNUAL FUND OPERATING EXPENSE        APPLICABLE CONTINGENT DEFERRED SALES
RATIO SET FORTH IN THE MOST RECENT FUND      CHARGE (CDSC) FOR THE
PROSPECTUS AS OF THE DATE

AIM Growth Allocation Fund

AIM GROWTH ALLOCATION FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (4/30/04)                 13.37%
Class A Shares                                                                    8.23%      1 Year                           13.67
Class B Shares                                                                    7.77
Class C Shares                                                                    7.85    CLASS B SHARES
Class R Shares                                                                    8.10    Inception (4/30/04)                 13.86%
S&P 500 Index(1) (Broad Market Index)                                             6.96       1 Year                           14.36
Custom Growth Allocation Index(2) (Style-Specific Index)                          7.07
Lipper Multi-Cap Core Funds Index(1) (Peer Group Index)                           8.87    CLASS C SHARES
                                                                                          Inception (4/30/04)                 14.57%
SOURCES: (1) LIPPER INC.; (2) LIPPER INC., A I M MANAGEMENT GROUP INC.                       1 Year                           18.46

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         CLASS R SHARES
frequently used as a general measure of U.S. stock market performance.                    Inception (4/30/04)                 15.14%
                                                                                             1 Year                           19.96
   The CUSTOM GROWTH ALLOCATION INDEX is an index created by A I M Advisors, Inc. to      ==========================================
benchmark the Fund. This index may change from time to time based upon the target asset
allocation of the Fund. The index currently consists of the following indexes: 65%           THE PERFORMANCE OF THE FUND'S SHARE
Russell 3000 --REGISTERED TRADEMARK-- Index, 25% MSCI EAFE --REGISTERED TRADEMARK--       CLASSES WILL DIFFER PRIMARILY DUE TO
Index, 5% FTSE NAREIT Equity REITs Index, and 5% Lehman Brothers U.S. Universal Index.    DIFFERENT SALES CHARGE STRUCTURES AND
The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies       CLASS EXPENSES
based on total market capitalization, which represents approximately 98% of the
investable U.S. equity market. The Russell 3000 Index is a trademark/service mark of      HAD THE ADVISOR NOT WAIVED FEES AND/OR
the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank   REIMBURSED EXPENSES, PERFORMANCE WOULD
Russell Company. The MSCI EAFE Index is a free float-adjusted market capitalization       HAVE BEEN LOWER.
index that is designed to measure developed market equity performance, excluding the US
& Canada. The FTSE NAREIT Equity REITs Index is a market-cap weighted index of all        (1) Total annual operating expenses less
equity REITs traded on the NYSE, NASDAQ National Market System, and the American Stock       any contractual fee waivers and/or
Exchange. The Lehman Brothers U.S. Universal Index represents the union of the U.S.          expense reimbursements by the advisor
Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar         in effect through at least June 30,
Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.              2008. See current prospectus for more
                                                                                             information.
   The unmanaged LIPPER MULTI-CAP CORE FUNDS INDEX represents an average of the
performance of the largest multi-capitalization core funds tracked by Lipper Inc., an     (2) The expense ratio includes acquired
independent mutual fund performance monitor.                                                 fund fees and expenses of the
                                                                                             underlying funds in which the Fund
   The Fund is not managed to track the performance of any particular index, including       invests of 0.83% for Class A, B, C and
the indexes defined here, and consequently, the performance of the Fund may deviate          R shares.
significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   FOR CLASS A, CLASS B, CLASS C AND CLASS R
PERFORMANCE AND CANNOT GUARANTEE             SHARES WAS 1.46%, 2.21%, 2.21% AND 1.71%,
COMPARABLE FUTURE RESULTS; CURRENT           RESPECTIVELY.(2) THE EXPENSE RATIOS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PRESENTED ABOVE MAY VARY FROM THE EXPENSE
VISIT AIMINVESTMENTS.COM FOR THE MOST        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
RECENT MONTH-END PERFORMANCE. PERFORMANCE    REPORT THAT ARE BASED ON EXPENSES INCURRED
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    DURING THE PERIOD COVERED BY THIS REPORT.
CHANGES IN NET ASSET VALUE AND THE EFFECT
OF THE MAXIMUM SALES CHARGE UNLESS              CLASS A SHARE PERFORMANCE REFLECTS THE
OTHERWISE STATED. PERFORMANCE FIGURES DO     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
NOT REFLECT DEDUCTION OF TAXES A             AND CLASS C SHARE PERFORMANCE REFLECTS THE
SHAREHOLDER WOULD PAY ON FUND                APPLICABLE CONTINGENT DEFERRED SALES
DISTRIBUTIONS OR SALE OF FUND SHARES.        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CDSC ON CLASS B SHARES DECLINES FROM 5%
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
LOSS WHEN YOU SELL SHARES.                   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   THE NET ANNUAL FUND OPERATING EXPENSE     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
RATIO SET FORTH IN THE MOST RECENT FUND      HAVE A FRONT-END SALES CHARGE; RETURNS
PROSPECTUS AS OF THE DATE OF THIS REPORT     SHOWN ARE AT NET ASSET VALUE AND DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
SHARES WAS 1.30%, 2.05%, 2.05% AND 1.55%,    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND    ASSETS WITHIN THE FIRST YEAR.
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT

AIM Moderate Allocation Fund

AIM MODERATE ALLOCATION FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (4/30/04)                  9.51%
Class A Shares                                                                    6.95%      1 Year                           10.02
Class B Shares                                                                    6.58
Class C Shares                                                                    6.58    CLASS B SHARES
Class R Shares                                                                    6.80    Inception (4/30/04)                  9.92%
S&P 500 Index(1) (Broad Market Index)                                             6.96       1 Year                           10.63
Custom Moderate Allocation Index(2) (Style-Specific Index)                        5.34
Lipper Mixed-Asset Target Allocation Moderate Funds Index(1) (Peer Group Index)   5.16    CLASS C SHARES
Lipper Balanced Funds Index1 (Former Peer Group Index)                            5.73    Inception (4/30/04)                 10.68%
                                                                                             1 Year                           14.63
SOURCES: (1) LIPPER INC.; (2) LIPPER INC., A I M MANAGEMENT GROUP INC.
                                                                                          CLASS R SHARES
* Lipper recently reclassified AIM Moderate Allocation Fund from the Lipper Balanced      Inception (4/30/04)                 11.23%
  Funds Category to the Lipper Mixed-Asset Target Allocation Moderate Funds Category.        1 Year                           16.15

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         ==========================================
frequently used as a general measure of U.S. stock market performance.
                                                                                          REFLECTS THE APPLICABLE CONTINGENT
   The CUSTOM MODERATE ALLOCATION INDEX is an index created by A I M Advisors, Inc. to    DEFERRED SALES CHARGE (CDSC) FOR THE
benchmark the Fund. This index may change from time to time based upon the target asset   PERIOD INVOLVED. THE CDSC ON CLASS B
allocation of the Fund. The index currently consists of the following indexes: 42.5%      SHARES DECLINES FROM 5% BEGINNING AT THE
Russell 3000 --REGISTERED TRADEMARK-- Index, 17.5% MSCI EAFE --REGISTERED TRADEMARK--     TIME OF PURCHASE TO 0% AT THE BEGINNING OF
Index, and 40% Lehman Brothers U.S. Universal Index. The Russell 3000 Index measures      THE SEVENTH YEAR. THE CDSC ON CLASS C
the performance of the 3,000 largest U.S. companies based on total market                 SHARES IS 1% FOR THE FIRST YEAR AFTER
capitalization, which represents approximately 98% of the investable U.S. equity          PURCHASE. CLASS R SHARES DO NOT HAVE A
market. The Russell 3000 Index is a trademark/service mark of the Frank Russell           FRONT-END SALES CHARGE; RETURNS SHOWN ARE
Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.    AT NET ASSET VALUE AND DO NOT REFLECT A
The MSCI EAFE Index is a free float-adjusted market capitalization index that is          0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
designed to measure developed market equity performance, excluding the US & Canada. The   REDEMPTION OF RETIREMENT PLAN ASSETS
Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index,    WITHIN THE FIRST YEAR.
the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging
Markets Index, and the non-ERISA portion of the CMBS Index.                                  THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
   The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an          DIFFERENT SALES CHARGE STRUCTURES AND
equally weighted representation of the largest moderate funds that by portfolio           CLASS EXPENSES.
practice maintain a mix of between 40%-60% equity securities, with the remainder
invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund      HAD THE ADVISOR NOT WAIVED FEES AND/OR
performance monitor.                                                                      REIMBURSED EXPENSES IN THE PAST,
                                                                                          PERFORMANCE WOULD HAVE BEEN LOWER.
   The unmanaged LIPPER BALANCED FUNDS INDEX represents an average of the largest
balanced funds tracked by Lipper Inc., an independent mutual fund performance monitor.    (1) Total annual operating expenses less
It is calculated daily, with adjustments for distributions as of the ex-dividend dates.      any contractual fee waivers and/or
                                                                                             expense reimbursements by the advisor
   The Fund is not managed to track the performance of any particular index, including       in effect through at least June 30,
the indexes defined here, and consequently, the performance of the Fund may deviate          2008. See current prospectus for more
significantly from the performance of the indexes.                                           information.

   A direct investment cannot be made in an index. Unless otherwise indicated, index      (2) The expense ratio includes acquired
results include reinvested dividends, and they do not reflect sales charges.                 fund fees and expenses of the
Performance of an index of funds reflects fund expenses; performance of a market index       underlying funds in which the Fund
does not.                                                                                    invests of 0.80% for Class A, B, C and
                                                                                             R shares.
=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   RECENT FUND PROSPECTUS AS OF THE DATE OF
PERFORMANCE AND CANNOT GUARANTEE             THIS REPORT FOR CLASS A, CLASS B, CLASS C
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS R SHARES WAS 1.18%, 1.93%, 1.93%
PERFORMANCEMAY BE LOWER OR HIGHER. PLEASE    AND 1.43%, RESPECTIVELY.(1, 2) THE TOTAL
VISIT AIMINVESTMENTS.COM FOR THE MOST        ANNUAL FUND OPERATING EXPENSE RATIO SET
RECENT MONTH-END PERFORMANCE. PERFORMANCE    FORTH IN THE MOST RECENT FUND PROSPECTUS
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    AS OF THE DATE OF THIS REPORT FOR CLASS A,
CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASS B, CLASS C AND CLASS R SHARES WAS
OF THE MAXIMUM SALES CHARGE UNLESS           1.33%, 2.08%, 2.08% AND 1.58%,
OTHERWISE STATED. PERFORMANCE FIGURES DO     RESPECTIVELY.(2) THE EXPENSE RATIOS
NOT REFLECT DEDUCTION OF TAXES A             PRESENTED ABOVE MAY VARY FROM THE EXPENSE
SHAREHOLDER WOULD PAY ON FUND                RATIOS PRESENTED IN OTHER SECTIONS OF THIS
DISTRIBUTIONS OR SALE OF FUND SHARES.        REPORT THAT ARE BASED ON EXPENSES INCURRED
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   DURING THE PERIOD COVERED BY THIS REPORT.
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES.                      CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
   THE NET ANNUAL FUND OPERATING EXPENSE     AND CLASS C SHARE PERFORMANCE
RATIO SET FORTH IN THE MOST

AIM Moderate Growth Allocation Fund

AIM MODERATE GROWTH ALLOCATION FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (4/29/05)                 14.05%
Class A Shares                                                                    7.69%      1 Year                           12.37
Class B Shares                                                                    7.26
Class C Shares                                                                    7.27    CLASS B SHARES
Class R Shares                                                                    7.56    Inception (4/29/05)                 15.04%
S&P 500 Index(1) (Broad Market Index)                                             6.96       1 Year                           13.05
Custom Moderate Growth Allocation Index(2) (Style-Specific Index)                 6.38
Lipper Mixed-Asset Target Allocation Growth Funds Index(1) (Peer Group Index)     6.64    CLASS C SHARES
                                                                                          Inception (4/29/05)                 16.17%
SOURCES: (1) LIPPER INC.; (2) LIPPER INC., A I M MANAGEMENT GROUP INC.                       1 Year                           16.96

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         CLASS R SHARES
frequently used as a general measure of U.S. stock market performance.                    Inception (4/29/05)                 16.73%
                                                                                             1 Year                           18.53
   The CUSTOM MODERATE GROWTH ALLOCATION INDEX is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the        ==========================================
target asset allocation of the Fund. The index currently consists of the following
indexes: 55.5% Russell 3000 --REGISTERED TRADEMARK-- Index, 22% MSCI EAFE --REGISTERED    ASSETS WITHIN THE FIRST YEAR.
TRADEMARK-- Index, 2.5% FTSE NAREIT EQUITY REITs INDEX, and 20% LEHMAN BROTHERS U.S.
UNIVERSAL INDEX. The Russell 3000 Index measures the performance of the 3,000 largest        THE PERFORMANCE OF THE FUND'S SHARE
U.S. companies based on total market capitalization, which represents approximately 98%   CLASSES WILL DIFFER PRIMARILY DUE TO
of the investable U.S. equity market. The Russell 3000 Index is a trademark/service       DUE TO DIFFERENT SALES CHARGE STRUCTURES
mark of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of     AND CLASS EXPENSES.
the Frank Russell Company. The MSCI EAFE --REGISTERED TRADEMARK-- Index is a free
float-adjusted market capitalization index that is designed to measure developed market      HAD THE ADVISOR NOT WAIVED FEES AND/OR
equity performance, excluding the US & Canada. The FTSE NAREIT Equity REITs Index is a    REIMBURSED EXPENSES, PERFORMANCE WOULD
market-cap weighted index of all equity REITs traded on the NYSE, NASDAQ National         HAVE BEEN LOWER.
Market System, and the American Stock Exchange. The Lehman Brothers U.S. Universal
Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate     (1) Total annual operating expenses less
Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the             any contractual fee waivers and/or
non-ERISA portion of the CMBS Index.                                                         expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
   The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX is an equally       2008. See current prospectus for more
weighted representation of the largest conservative funds that by portfolio practice         information.
maintain a mix of between 60%-80% equity securities, with the remainder invested in
bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund performance   (2) The expense ratio includes acquired
monitor.                                                                                     fund fees and expenses of the
                                                                                             underlying funds in which the Fund
   The Fund is not managed to track the performance of any particular index, including       invests of 0.82% for Class A, B, C and
the indexes defined here, and consequently, the performance of the Fund may deviate          R shares.
significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   AS OF THE DATE OF THIS REPORT FOR CLASS A,
PERFORMANCE AND CANNOT GUARANTEE             CLASS B, CLASS C AND CLASS R SHARES WAS
COMPARABLE FUTURE RESULTS; CURRENT           1.53%, 2.28%, 2.28% AND 1.78%,
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   RESPECTIVELY.(2) THE EXPENSE RATIOS
VISIT AIMINVESTMENTS.COM FOR THE MOST        PRESENTED ABOVE MAY VARY FROM THE EXPENSE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    RATIOS PRESENTED IN OTHER SECTIONS OF THIS
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    REPORT THAT ARE BASED ON EXPENSES INCURRED
CHANGES IN NET ASSET VALUE AND THE EFFECT    DURING THE PERIOD COVERED BY THIS REPORT.
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. PERFORMANCE FIGURES DO        CLASS A SHARE PERFORMANCE REFLECTS THE
NOT REFLECT DEDUCTION OF TAXES A             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
SHAREHOLDER WOULD PAY ON FUND                AND CLASS C SHARE PERFORMANCE REFLECTS THE
DISTRIBUTIONS OR SALE OF FUND SHARES.        APPLICABLE CONTINGENT DEFERRED SALES
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CDSC ON CLASS B SHARES DECLINES FROM 5%
LOSS WHEN YOU SELL SHARES.                   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                             THE BEGINNING OF THE SEVENTH YEAR. THE
   THE NET ANNUAL FUND OPERATING EXPENSE     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
RATIO SET FORTH IN THE MOST RECENT FUND      YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
PROSPECTUS AS OF THE DATE OF THIS REPORT     HAVE A FRONT-END SALES CHARGE; RETURNS
FOR CLASS A, CLASS B, CLASS C AND CLASS R    SHOWN ARE AT NET ASSET VALUE AND DO NOT
SHARES WAS 1.20%, 1.95%, 1.95% AND 1.45%,    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS

AIM Moderately Conservative Allocation Fund

AIM MODERATELY CONSERVATIVE ALLOCATION FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (4/29/05)                  6.48%
Class A Shares                                                                    4.78%      1 Year                            5.90
Class B Shares                                                                    4.35
Class C Shares                                                                    4.44    CLASS B SHARES
Class R Shares                                                                    4.70    Inception (4/29/05)                  7.17%
S&P 500 Index(1) (Broad Market Index)                                             6.96       1 Year                            6.12
Custom Moderately Conservative Allocation Index(2) (Style-Specific Index)         3.78
Lipper Mixed-Asset Target Allocation Conservative Funds Index(1) (Peer Group      3.33    CLASS C SHARES
Index)                                                                                    Inception (4/29/05)                  8.48%
                                                                                             1 Year                           10.21

SOURCES: (1) LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC.                     CLASS R SHARES
                                                                                          Inception (4/29/05)                  9.02%
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks            1 Year                           11.74
frequently used as a general measure of U.S. stock market performance.
                                                                                          ==========================================
   THE CUSTOM MODERATELY CONSERVATIVE ALLOCATION INDEX is an index created by A I M
Advisors, Inc. to benchmark the Fund. This index may change from time to time based          THE PERFORMANCE OF THE FUND'S SHARE
upon the target asset allocation of the Fund. The index currently consists of the         CLASSES WILL DIFFER PRIMARILY DUE TO
following indexes: 32.5% Russell 3000 --REGISTERED TRADEMARK-- INDEX, 7.5% MSCI EAFE      DIFFERENT SALES CHARGE STRUCTURES AND
--REGISTERED TRADEMARK-- Index, and 60% LEHMAN BROTHERS U.S. UNIVERSAL INDEX. The         CLASS EXPENSES.
Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based
on total market capitalization, which represents approximately 98% of the investable         HAD THE ADVISOR NOT WAIVED FEES AND/OR
U.S. equity market. The Russell 3000 Index is a trademark/service mark of the Frank       REIMBURSED EXPENSES, PERFORMANCE WOULD
Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell     HAVE BEEN LOWER.
Company. The MSCI EAFE Index is a free float-adjusted market capitalization index that
is designed to measure developed market equity performance, excluding the US & Canada.    (1) Total annual operating expenses less
The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate          any contractual fee waivers and/or
Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the        expense reimbursements by the advisor
Emerging Markets Index, and the non-ERISA portion of the CMBS Index.                         in effect through at least June 30,
                                                                                             2008. See current prospectus for more
   The unmanaged LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an         information.
equally weighted representation of the largest conservative funds that by portfolio
practice maintain a mix of between 20%-40% equity securities, with the remainder          (2) The expense ratio includes acquired
invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund      fund fees and expenses of the
performance monitor.                                                                         underlying funds in which the Fund
                                                                                             invests of 0.74% for Class A, B, C and
   The Fund is not managed to track the performance of any particular index, including       R shares.
the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   FOR CLASS A, CLASS B, CLASS C AND CLASS R
PERFORMANCE AND CANNOT GUARANTEE             SHARES WAS 2.11%, 2.86%, 2.86% AND 2.36%,
COMPARABLE FUTURE RESULTS; CURRENT           RESPECTIVELY.(2) THE EXPENSE RATIOS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PRESENTED ABOVE MAY VARY FROM THE EXPENSE
VISIT AIMINVESTMENTS.COM FOR THE MOST        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
RECENT MONTH-END PERFORMANCE. PERFORMANCE    REPORT THAT ARE BASED ON EXPENSES INCURRED
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    DURING THE PERIOD COVERED BY THIS REPORT.
CHANGES IN NET ASSET VALUE AND THE EFFECT
OF THE MAXIMUM SALES CHARGE UNLESS              CLASS A SHARE PERFORMANCE REFLECTS THE
OTHERWISE STATED. PERFORMANCE FIGURES DO     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
NOT REFLECT DEDUCTION OF TAXES A             AND CLASS C SHARE PERFORMANCE REFLECTS THE
SHAREHOLDER WOULD PAY ON FUND                APPLICABLE CONTINGENT DEFERRED SALES
DISTRIBUTIONS OR SALE OF FUND SHARES.        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CDSC ON CLASS B SHARES DECLINES FROM 5%
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
LOSS WHEN YOU SELL SHARES.                   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   THE NET ANNUAL FUND OPERATING EXPENSE     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
RATIO SET FORTH IN THE MOST RECENT FUND      HAVE A FRONT-END SALES CHARGE; RETURNS
PROSPECTUS AS OF THE DATE OF THIS REPORT     SHOWN ARE AT NET ASSET VALUE AND DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
SHARES WAS 1.14%, 1.89%, 1.89%, AND 1.39%,   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND    ASSETS WITHIN THE FIRST YEAR.
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT

AIM Allocation Funds

PORTFOLIO COMPOSITION TABLES

As of June 30, 2007
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND

                                               % OF TOTAL NET
                                    TARGET      ASSETS AS OF
ASSET CLASS                       ALLOCATION      06/30/07
-------------------------------------------------------------
Intermediate Term Taxable
  Investment Grade                  26.00%         26.20%
-------------------------------------------------------------
International/Global Blend           2.50%          2.49%
-------------------------------------------------------------
Large Cap Blend                      5.00%          4.94%
-------------------------------------------------------------
Large Cap Growth                     5.00%          4.95%
-------------------------------------------------------------
Large Cap Value                      5.00%          4.94%
-------------------------------------------------------------
Mid-Cap Blend                        5.00%          4.95%
-------------------------------------------------------------
Sector                               2.50%          2.45%
-------------------------------------------------------------
Short Term Taxable Investment
  Grade                             32.00%         32.10%
-------------------------------------------------------------
Taxable Non-Investment Grade         7.00%          7.00%
-------------------------------------------------------------
Cash Equivalents Plus Other
  Assets Less Liabilities           10.00%          9.98%
_____________________________________________________________
=============================================================

AIM MODERATE ALLOCATION FUND

                                                % OF TOTAL
                                   TARGET     INVESTMENTS AS
ASSET CLASS                      ALLOCATION    OF 06/30/07
------------------------------------------------------------
Intermediate Term Taxable
  Investment Grade                 25.50%         25.79%
------------------------------------------------------------
International/Global Blend         10.00%         10.02%
------------------------------------------------------------
International/Global Growth         7.50%          7.51%
------------------------------------------------------------
Large Cap Growth                   12.50%         12.40%
------------------------------------------------------------
Large Cap Value                    10.00%          9.90%
------------------------------------------------------------
Mid Cap Growth                      5.00%          4.96%
------------------------------------------------------------
Mid Cap Value                       5.00%          5.01%
------------------------------------------------------------
Sector                              5.00%          4.92%
------------------------------------------------------------
Short-Term Taxable Investment
  Grade                             2.50%          2.52%
------------------------------------------------------------
Small Cap                           5.00%          4.97%
------------------------------------------------------------
Taxable Noninvestment              12.00%         12.00%
____________________________________________________________
============================================================

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                               % OF TOTAL NET
                                    TARGET      ASSETS AS OF
ASSET CLASS                       ALLOCATION      6/30/07
-------------------------------------------------------------
Intermediate Maturity                3.50%          3.53%
-------------------------------------------------------------
Intermediate Term Investment
  Grade                             35.50%         35.77%
-------------------------------------------------------------
International/Global Blend           5.00%          4.99%
-------------------------------------------------------------
International/Global Growth          2.50%          2.49%
-------------------------------------------------------------
Large Cap Growth                    11.25%         11.12%
-------------------------------------------------------------
Large Cap Value                     11.25%         11.10%
-------------------------------------------------------------
Mid Cap Value                        5.00%          4.99%
-------------------------------------------------------------
Mid-Cap Growth                       2.50%          2.47%
-------------------------------------------------------------
Sector                               2.50%          2.45%
-------------------------------------------------------------
Short Term Maturity                  5.00%          5.00%
-------------------------------------------------------------
Short Term Taxable Investment
  Grade                             12.00%         12.04%
-------------------------------------------------------------
Taxable Non-Investment Grade         4.00%          3.98%
-------------------------------------------------------------
Others Assets Less Liabilities                      0.07%
_____________________________________________________________
=============================================================

AIM GROWTH ALLOCATION FUND

                                                % OF TOTAL
                                   TARGET     INVESTMENTS AS
ASSET CLASS                      ALLOCATION    OF 06/30/07
------------------------------------------------------------
International/Global Blend         25.00%         25.17%
------------------------------------------------------------
Large Cap Basic Value Fund         17.50%         17.47%
------------------------------------------------------------
Large Cap Growth Fund              20.00%         20.38%
------------------------------------------------------------
Mid-Cap Growth                      5.00%          4.86%
------------------------------------------------------------
Real Estate                         5.00%          4.65%
------------------------------------------------------------
Sector                             12.50%         12.35%
------------------------------------------------------------
Small Cap                          10.00%          9.77%
------------------------------------------------------------
Taxable Non-Investment Grade        5.00%          5.35%
____________________________________________________________
============================================================

AIM MODERATE GROWTH ALLOCATION FUND

                                                % OF TOTAL
                                   TARGET     INVESTMENTS AS
ASSET CLASS                      ALLOCATION    OF 06/30/07
------------------------------------------------------------
Intermediate Term Investment
  Grade                            10.00%         10.15%
------------------------------------------------------------
International/Global Blend         11.00%         11.06%
------------------------------------------------------------
International/Global Growth        11.00%         11.06%
------------------------------------------------------------
Large Cap Growth                   16.50%         16.43%
------------------------------------------------------------
Large Cap Value                    14.00%         13.91%
------------------------------------------------------------
Mid Cap Growth                      5.00%          4.97%
------------------------------------------------------------
Mid Cap Value                       5.00%          5.03%
------------------------------------------------------------
Real Estate                         2.50%          2.48%
------------------------------------------------------------
Sector                              7.50%          7.40%
------------------------------------------------------------
Small Cap                           7.50%          7.49%
------------------------------------------------------------
Taxable Non-Investment Grade       10.00%         10.02%
____________________________________________________________
============================================================

AIM Allocation Funds

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.00%(a)

                                                                                                        CHANGE IN
                                                % OF                                                   UNREALIZED
                                                NET         VALUE        PURCHASES       PROCEEDS      APPRECIATION      REALIZED
                                               ASSETS     12/31/06        AT COST       FROM SALES     (DEPRECIATION)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                 4.94%   $ 4,635,648    $ 1,222,307     $  (851,438)     $ 273,190      $  215,813
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                           7.00%     6,061,100      2,182,936        (443,870)       (16,419)          2,412
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund               2.49%     2,305,904        611,154        (399,042)       144,549         112,230
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund(b)           4.04%     3,412,538      1,364,631        (248,869)       (38,666)          1,702
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                   2.48%     2,341,691        611,153        (422,591)       142,532          80,781
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                     2.48%     2,285,908        611,154        (341,923)       121,652          76,081
-----------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund               8.02%     6,878,691      2,561,540        (501,530)       (13,407)         (6,224)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                            2.45%     2,305,888        611,154        (407,428)        99,870         114,219
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short-Term Bond Fund                        24.08%    20,669,185      7,767,570      (1,535,406)       (83,148)        (34,467)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                       2.47%     2,307,786        611,154        (368,626)       141,498          52,441
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                        2.46%     2,292,957        611,153        (314,626)       103,551          38,425
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund                      22.16%    19,034,753      7,326,830      (1,393,624)      (281,963)        (37,732)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                        4.95%     4,921,751      1,222,307      (1,221,502)       189,689         390,767
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          9.98%            --     11,537,029        (442,217)            --              --
===================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost
  $107,664,415)                                100.00%   $79,453,800    $38,852,072     $(8,892,692)     $ 782,928      $1,006,448
===================================================================================================================================
OTHER ASSETS LESS LIABILITIES                   (0.00)%
===================================================================================================================================
NET ASSETS                                     100.00%
___________________________________________________________________________________________________________________________________
===================================================================================================================================


                                                DIVIDEND       SHARES         VALUE
                                                 INCOME       06/30/07       06/30/07
---------------------------------------------
AIM Charter Fund                               $       --       318,581    $  5,495,520
---------------------------------------------
AIM Floating Rate Fund                            234,248       857,506       7,786,159
---------------------------------------------
AIM International Core Equity Fund                     --       173,642       2,774,795
---------------------------------------------
AIM International Total Return Fund(b)             43,699       432,691       4,491,336
---------------------------------------------
AIM Large Cap Basic Value Fund                         --       163,513       2,753,566
---------------------------------------------
AIM Large Cap Growth Fund(c)                           --       219,702       2,752,872
---------------------------------------------
AIM Limited Maturity Treasury Fund                170,324       891,907       8,919,070
---------------------------------------------
AIM Multi-Sector Fund                                  --        91,399       2,723,703
---------------------------------------------
AIM Short-Term Bond Fund                          614,942     2,741,426      26,783,734
---------------------------------------------
AIM Structured Growth Fund                             --       235,356       2,744,253
---------------------------------------------
AIM Structured Value Fund                              --       228,574       2,731,460
---------------------------------------------
AIM Total Return Bond Fund                        573,645     2,421,244      24,648,264
---------------------------------------------
AIM Trimark Endeavor Fund                              --       310,905       5,503,012
---------------------------------------------
Liquid Assets Portfolio                           209,127    11,094,812      11,094,812
=============================================
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost
  $107,664,415)                                $1,845,985                  $111,202,556
=============================================
OTHER ASSETS LESS LIABILITIES                                                       578
=============================================
NET ASSETS                                                                 $111,203,134
_____________________________________________
=============================================

AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03%(a)

                                                                                                  CHANGE IN
                                      % OF                                                        UNREALIZED
                                      NET           VALUE         PURCHASES        PROCEEDS      APPRECIATION      REALIZED
                                     ASSETS        12/31/06        AT COST        FROM SALES     (DEPRECIATION)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                    4.99%    $ 22,388,480    $ 10,407,013     $(1,747,352)    $ 3,380,262     $  756,315
-----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     5.03%      21,370,007      14,469,339         (34,273)       (330,950)         1,994
-----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund     12.61%      54,794,569      27,239,990         (88,655)      6,971,066         32,004
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          12.61%      56,771,994      26,017,533      (3,646,965)      8,082,352      1,722,168
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Fund                8.76%      38,919,285      18,666,510         (76,235)      4,265,249         13,281
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)           10.01%      43,436,779      22,879,448         (69,986)      4,338,070         13,429
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                  12.38%      54,760,244      26,918,418        (196,812)      5,763,639         65,851
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                    4.97%      22,847,294      15,098,907         (63,673)     (2,807,591)        15,541
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund              10.00%      44,836,188      20,814,027      (2,286,088)      6,749,958        461,142
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              9.98%      43,825,902      22,557,851         (70,444)      4,052,434         10,775
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               8.69%      38,132,356      20,704,662         (60,910)      2,508,631          8,183
=============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $611,951,149)         100.03%    $442,083,098    $225,773,698     $(8,341,393)    $42,973,120     $3,100,683
=============================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.03)%
=============================================================================================================================
NET ASSETS                            100.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================


                                     DIVIDEND      SHARES        VALUE
                                      INCOME      06/30/07      06/30/07
----------------------------------
AIM Dynamics Fund(c)                $       --    1,409,080   $ 35,184,718
----------------------------------
AIM High Yield Fund                  1,041,717    7,901,140     35,476,117
----------------------------------
AIM International Core Equity Fund          --    5,566,269     88,948,974
----------------------------------
AIM International Growth Fund               --    2,613,017     88,947,082
----------------------------------
AIM Large Cap Basic Fund                    --    3,669,126     61,788,090
----------------------------------
AIM Large Cap Growth Fund(c)                --    5,634,297     70,597,740
----------------------------------
AIM Multi-Sector Fund                       --    2,929,911     87,311,340
----------------------------------
AIM Real Estate Fund                   231,690    1,117,531     35,090,478
----------------------------------
AIM Small Cap Growth Fund                   --    2,083,709     70,575,227
----------------------------------
AIM Structured Growth Fund                  --    6,035,722     70,376,518
----------------------------------
AIM Structured Value Fund                   --    5,129,115     61,292,922
==================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $611,951,149)       $1,273,407                $705,589,206
==================================
OTHER ASSETS LESS LIABILITIES                                     (187,190)
==================================
NET ASSETS                                                    $705,402,016
__________________________________
==================================

AIM Allocation Funds

June 30, 2007
(Unaudited)

AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.02%(a)

                                                                                                   CHANGE IN
                                                                                                   UNREALIZED
                                      % OF          VALUE         PURCHASES        PROCEEDS       APPRECIATION      REALIZED
                                    NET ASSETS     12/31/06        AT COST        FROM SALES      (DEPRECIATION)   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund            4.96%    $ 30,213,975    $  6,085,008     $ (3,951,832)    $ 4,101,097     $  927,821
------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  3.01%      16,904,124       6,089,261         (248,167)        (41,914)         1,453
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     8.99%      52,696,201      16,342,937         (776,170)       (510,522)        35,011
------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund     10.02%      60,034,156      12,170,016       (3,319,099)      5,469,901      1,179,729
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           7.52%      46,672,519       9,127,512       (5,994,791)      4,084,890      2,761,270
------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund(b)                               2.53%      13,879,865       5,560,393         (203,364)       (135,500)         2,331
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          4.97%      30,481,054       6,085,008       (1,952,608)      2,435,705        429,241
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)            6.21%      37,194,213       7,606,261       (1,106,429)      2,871,140        270,982
------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund            5.01%      30,460,149       6,085,008       (4,305,377)      4,327,080      1,200,856
------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   4.92%      30,013,732       6,085,008       (1,754,093)      2,101,261        625,748
------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                2.52%      14,051,652       5,213,734         (205,553)        (72,998)        (2,764)
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              6.19%      37,552,644       7,606,260       (1,581,534)      2,876,971        235,071
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               4.93%      29,848,277       6,085,008         (554,851)      1,733,393         65,409
------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund             23.26%     129,475,175      49,841,807       (1,895,745)     (2,032,763)       (43,789)
------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund        4.98%      30,269,773       6,085,007       (2,800,567)      2,824,850      1,057,935
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN AFFILIATED
  ISSUERS (Cost $679,028,083)         100.02%    $589,747,509    $156,068,228     $(30,650,180)    $30,032,591     $8,746,304
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.02)%
==============================================================================================================================
NET ASSETS                            100.00%
______________________________________________________________________________________________________________________________
==============================================================================================================================


                                     DIVIDEND       SHARES         VALUE
                                      INCOME       06/30/07       06/30/07
----------------------------------
AIM Capital Development Fund        $       --     1,704,335    $ 37,376,069
----------------------------------
AIM Floating Rate Fund                 656,255     2,500,524      22,704,757
----------------------------------
AIM High Yield Fund                  2,236,480    15,097,429      67,787,457
----------------------------------
AIM International Core Equity Fund          --     4,726,827      75,534,703
----------------------------------
AIM International Growth Fund               --     1,664,260      56,651,400
----------------------------------
AIM International Total Return
  Fund(b)                              177,417     1,840,436      19,103,725
----------------------------------
AIM Large Cap Basic Value Fund              --     2,225,558      37,478,400
----------------------------------
AIM Large Cap Growth Fund(c)                --     3,737,922      46,836,167
----------------------------------
AIM Mid Cap Basic Value Fund                --     2,301,506      37,767,716
----------------------------------
AIM Multi-Sector Fund                       --     1,244,015      37,071,656
----------------------------------
AIM Short Term Bond Fund               419,186     1,943,098      18,984,071
----------------------------------
AIM Structured Growth Fund                  --     4,004,238      46,689,412
----------------------------------
AIM Structured Value Fund                   --     3,111,066      37,177,236
----------------------------------
AIM Total Return Bond Fund           3,934,813    17,224,429     175,344,685
----------------------------------
AIM Trimark Small Companies Fund            --     2,202,176      37,436,998
----------------------------------
TOTAL INVESTMENT IN AFFILIATED
  ISSUERS (Cost $679,028,083)       $7,424,151                  $753,944,452
==================================
OTHER ASSETS LESS LIABILITIES                                       (160,637)
==================================
NET ASSETS                                                      $753,783,815
__________________________________
==================================

AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.01%(a)

                                                                                                  CHANGE IN
                                                                                                  UNREALIZED
                                      % OF          VALUE         PURCHASES        PROCEEDS      APPRECIATION      REALIZED
                                    NET ASSETS     12/31/06        AT COST        FROM SALES     (DEPRECIATION)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                    4.97%    $ 11,584,401    $ 10,120,126     $(1,198,510)    $ 2,157,547     $  372,489
-----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                    10.02%      22,228,266      24,762,143         (35,998)       (504,211)         1,716
-----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund     11.06%      25,053,803      22,656,520        (268,692)      3,729,719         75,455
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund          11.06%      25,918,155      22,264,276      (2,365,526)      4,568,596        861,697
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund          6.98%      16,140,151      14,268,909        (207,648)      2,134,180         26,445
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)            8.23%      18,599,829      17,247,026         (26,853)      2,308,623          2,582
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund            5.03%      11,518,867      10,120,126      (1,129,466)      2,593,867        190,719
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   7.40%      17,046,219      15,285,505        (259,304)      2,156,497         68,503
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                    2.48%       5,903,555       6,582,740          (8,820)       (992,129)           918
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund               7.50%      17,129,363      15,274,651         (69,069)      2,396,767          3,894
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              8.20%      18,724,039      17,298,476         (34,306)      2,018,314          5,254
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               6.93%      15,842,099      15,081,958         (25,709)      1,200,056          3,544
-----------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund             10.15%      21,435,513      26,273,810         (58,131)       (626,019)        (1,793)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN AFFILIATED
  ISSUERS (Cost $428,197,199)         100.01%    $227,124,260    $217,236,266     $(5,688,032)    $23,141,807     $1,611,423
=============================================================================================================================
OTHER ASSETS LESS LIABILITIES          (0.01)%
=============================================================================================================================
NET ASSETS                            100.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================


                                     DIVIDEND       SHARES        VALUE
                                      INCOME       06/30/07      06/30/07
----------------------------------
AIM Dynamics Fund(c)                $       --      922,549    $ 23,036,053
----------------------------------
AIM High Yield Fund                  1,272,271    10,345,638     46,451,916
----------------------------------
AIM International Core Equity Fund          --    3,206,934      51,246,805
----------------------------------
AIM International Growth Fund               --    1,505,499      51,247,198
----------------------------------
AIM Large Cap Basic Value Fund              --    1,921,736      32,362,037
----------------------------------
AIM Large Cap Growth Fund(c)                --    3,043,193      38,131,207
----------------------------------
AIM Mid Cap Basic Value Fund                --    1,419,507      23,294,113
----------------------------------
AIM Multi-Sector Fund                       --    1,150,920      34,297,420
----------------------------------
AIM Real Estate Fund                    69,268      365,805      11,486,264
----------------------------------
AIM Small Cap Equity Fund                   --    2,567,303      34,735,606
----------------------------------
AIM Structured Growth Fund                  --    3,260,015      38,011,777
----------------------------------
AIM Structured Value Fund                   --    2,686,356      32,101,948
----------------------------------
AIM Total Return Bond Fund             895,468    4,619,193      47,023,380
----------------------------------
TOTAL INVESTMENT IN AFFILIATED
  ISSUERS (Cost $428,197,199)       $2,237,007                 $463,425,724
==================================
OTHER ASSETS LESS LIABILITIES                                       (66,332)
==================================
NET ASSETS                                                     $463,359,392
__________________________________
==================================

AIM Allocation Funds

June 30, 2007
(Unaudited)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.93%(A)


                                                 % OF          VALUE        PURCHASES      PROCEEDS
                                               NET ASSETS    12/31/06        AT COST      FROM SALES
------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                       2.47%    $ 1,014,115    $ 1,242,589    $  (197,673)
------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                             5.00%      1,902,233      2,848,177        (66,129)
------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                3.98%      1,577,815      2,238,702        (53,432)
------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                  13.10%      4,928,406      7,670,326       (172,184)
------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                 4.99%      2,019,736      2,485,177       (183,911)
------------------------------------------------------------------------------------------------------
AIM International Growth Fund                      2.49%      1,045,130      1,242,589       (203,330)
------------------------------------------------------------------------------------------------------
AIM International Total Return Fund(b)             3.53%      1,313,182      2,066,850        (46,025)
------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                     5.57%      2,303,227      2,795,824       (243,943)
------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                       5.57%      2,250,898      2,795,825       (166,569)
------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                       4.99%      2,045,389      2,485,177       (411,954)
------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                              2.45%      1,008,531      1,242,589       (113,856)
------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                          12.04%      4,543,105      6,919,590       (158,074)
------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                         5.55%      2,268,381      2,798,846       (153,037)
------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                          5.53%      2,258,540      2,798,846        (85,618)
------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund                        22.67%      8,547,063     13,337,523       (404,252)
======================================================================================================
TOTAL INVESTMENT IN AFFILIATED ISSUERS (Cost
  $90,675,575)                                    99.93%    $39,025,751    $54,968,630    $(2,659,987)
======================================================================================================
OTHER ASSETS LESS LIABILITIES                      0.07%
======================================================================================================
NET ASSETS                                       100.00%
______________________________________________________________________________________________________
======================================================================================================


                                                CHANGE IN
                                                UNREALIZED
                                               APPRECIATION     REALIZED       DIVIDEND      SHARES         VALUE
                                               (DEPRECIATION)   GAIN (LOSS)     INCOME      06/30/07      06/30/07
---------------------------------------------
AIM Capital Development Fund                     $  226,808      $ 20,496     $       --      105,168    $ 2,306,335
---------------------------------------------
AIM Floating Rate Fund                              (14,029)          384        111,936      514,387      4,670,636
---------------------------------------------
AIM High Yield Fund                                 (46,539)        1,826         99,386      828,145      3,718,372
---------------------------------------------
AIM Intermediate Government Fund                   (186,865)       (5,874)       244,710    1,454,921     12,233,809
---------------------------------------------
AIM International Core Equity Fund                  293,388        46,534             --      291,672      4,660,924
---------------------------------------------
AIM International Growth Fund                       176,721        69,397             --       68,464      2,330,507
---------------------------------------------
AIM International Total Return Fund(b)              (33,952)          429         26,302      317,966      3,300,484
---------------------------------------------
AIM Large Cap Basic Value Fund                      321,402        26,928             --      308,993      5,203,438
---------------------------------------------
AIM Large Cap Growth Fund(c)                        305,836        16,171             --      415,176      5,202,161
---------------------------------------------
AIM Mid Cap Basic Value Fund                        480,219        62,145             --      284,033      4,660,976
---------------------------------------------
AIM Multi-Sector Fund                               126,139        24,182             --       76,765      2,287,585
---------------------------------------------
AIM Short Term Bond Fund                            (56,053)       (1,803)       207,161    1,151,153     11,246,765
---------------------------------------------
AIM Structured Growth Fund                          249,850        21,829             --      444,757      5,185,869
---------------------------------------------
AIM Structured Value Fund                           180,460         9,524             --      431,946      5,161,752
---------------------------------------------
AIM Total Return Bond Fund                         (300,008)       (7,764)       395,753    2,079,820     21,172,562
=============================================
TOTAL INVESTMENT IN AFFILIATED ISSUERS (Cost
  $90,675,575)                                   $1,723,377      $284,404     $1,085,248                 $93,342,175
=============================================
OTHER ASSETS LESS LIABILITIES                                                                                 66,051
=============================================
NET ASSETS                                                                                               $93,408,226
_____________________________________________
=============================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.
(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes to Financial Statements which are an integral part of the financial statements.

AIM Allocation Funds

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

                                                                                                AIM MODERATE      AIM MODERATELY
                                       AIM CONSERVATIVE     AIM GROWTH       AIM MODERATE     GROWTH ALLOCATION    CONSERVATIVE
                                       ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND         FUND          ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in affiliated underlying
  funds, at value                        $111,202,556      $705,589,206      $753,944,452       $463,425,724        $93,342,175
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold of affiliated
    underlying funds                               --                --           169,813            113,399             36,867
---------------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                            164,642         1,387,998         1,350,984            500,506            119,585
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                    45,892                --         1,372,353                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                       10,546            98,534            49,006             80,707             23,088
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             8,908            10,088            10,962              6,148              5,700
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                   35,951            68,514            61,724             56,217             36,826
=================================================================================================================================
    Total assets                          111,468,495       707,154,340       756,959,294        464,182,701         93,564,241
_________________________________________________________________________________________________________________________________
=================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased of affiliated
    underlying funds                           37,374           572,168         1,371,604              1,211                 --
---------------------------------------------------------------------------------------------------------------------------------
  Fund shares reacquired                       96,542           591,554         1,187,799            434,900             54,556
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                           11,388            20,214            26,512              9,655              6,176
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                      48,472           286,096           337,970            173,989             32,976
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,655             5,338             5,652              4,654              2,937
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                    34,006           229,660           182,233            143,039             29,906
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                     33,924            47,294            63,709             55,861             29,464
=================================================================================================================================
    Total liabilities                         265,361         1,752,324         3,175,479            823,309            156,015
=================================================================================================================================
Net assets applicable to shares
  outstanding                            $111,203,134      $705,402,016      $753,783,815       $463,359,392        $93,408,226
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest            $104,946,762      $600,347,033      $654,009,732       $419,734,526        $89,171,641
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
  (loss)                                    1,501,739          (775,355)        5,311,942          1,220,450            878,371
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain             1,216,492        12,192,281        19,545,772          7,175,891            691,615
---------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                     3,538,141        93,638,057        74,916,369         35,228,525          2,666,599
=================================================================================================================================
                                         $111,203,134      $705,402,016      $753,783,815       $463,359,392        $93,408,226
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

June 30, 2007
(Unaudited)

AIM Allocation Funds

                                                                                                AIM MODERATE      AIM MODERATELY
                                       AIM CONSERVATIVE     AIM GROWTH       AIM MODERATE     GROWTH ALLOCATION    CONSERVATIVE
                                       ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND         FUND          ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

Class A                                  $ 65,711,034      $468,924,042      $444,426,643       $331,544,006        $68,529,264
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class B                                  $ 20,311,513      $129,738,405      $157,531,431       $ 66,501,137        $ 9,674,368
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class C                                  $ 20,158,176      $ 95,388,386      $134,018,897       $ 61,213,630        $12,488,043
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class R                                  $  4,981,472      $ 11,268,603      $ 17,771,419       $  4,088,886        $ 2,685,643
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Institutional Class                      $     40,939      $     82,580      $     35,425       $     11,733        $    30,908
_________________________________________________________________________________________________________________________________
=================================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Class A                                     5,958,854        31,560,628        33,980,448         24,168,969          5,897,933
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class B                                     1,858,901         8,823,476        12,153,334          4,892,301            840,217
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class C                                     1,845,769         6,489,351        10,340,257          4,506,685          1,084,061
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class R                                       453,489           760,815         1,362,422            299,337            231,761
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Institutional Class                             3,703             5,532             2,697              852.9              2,651
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class A:
  Net asset value per share              $      11.03      $      14.86      $      13.08       $      13.72        $     11.62
---------------------------------------------------------------------------------------------------------------------------------
  Offering price per share
  (Net asset value divided by 94.50%)    $      11.67      $      15.72      $      13.84       $      14.52        $     12.30
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class B:
  Net asset value and offering price
    per share                            $      10.93      $      14.70      $      12.96       $      13.59        $     11.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class C:
  Net asset value and offering price
    per share                            $      10.92      $      14.70      $      12.96       $      13.58        $     11.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Class R:
  Net asset value and offering price
    per share                            $      10.98      $      14.81      $      13.04       $      13.66        $     11.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Institutional Class:
  Net asset value and offering price
    per share                            $      11.06      $      14.93      $      13.13       $      13.76        $     11.66
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Cost of Investments in affiliated
  underlying funds                       $107,664,415      $611,951,149      $679,028,083       $428,197,199        $90,675,575
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Allocation Funds

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

                                                                                                                        AIM
                                                                                                 AIM MODERATE       MODERATELY
                                         AIM CONSERVATIVE     AIM GROWTH       AIM MODERATE         GROWTH         CONSERVATIVE
                                         ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                     $1,845,985        $ 1,273,407       $ 7,424,095       $ 2,237,007       $ 1,085,248
---------------------------------------------------------------------------------------------------------------------------------
Interest                                        33,376                 --                --                --                --
=================================================================================================================================
    Total investment income                  1,879,361          1,273,407         7,424,095         2,237,007         1,085,248
=================================================================================================================================

EXPENSES:

Administrative services fees                    24,795             86,292            97,041            60,032            24,794
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                   4,824              3,634             5,360             4,303             3,951
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                       68,402            450,730           473,441           292,342            57,542
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                      102,125            604,812           761,156           301,910            43,266
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                       93,428            428,550           619,876           260,662            53,760
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                       11,185             26,082            40,610             7,712             2,095
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R            93,940            686,686           598,864           353,240            57,263
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                 1                 20                12                 2                --
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,895             16,105            18,316            12,749             8,976
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                    29,168             44,193            45,950            43,965            13,018
---------------------------------------------------------------------------------------------------------------------------------
Professional services fees                      23,386             20,965            31,432            25,605            21,370
---------------------------------------------------------------------------------------------------------------------------------
Other                                           19,914             47,747            63,384            45,777            41,138
=================================================================================================================================
    Total expenses                             481,063          2,415,816         2,755,442         1,408,299           327,173
=================================================================================================================================
Less: Expenses reimbursed and expense
  offset arrangements                          (92,823)          (299,644)         (459,298)         (336,194)         (124,187)
=================================================================================================================================
    Net expenses                               388,240          2,116,172         2,296,144         1,072,105           202,986
=================================================================================================================================
Net investment income (loss)                 1,491,121           (842,765)        5,127,951         1,164,902           882,262
=================================================================================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain on sales of
  affiliated underlying fund shares          1,006,448          3,100,683         8,746,304         1,611,423           284,404
=================================================================================================================================
Change in net unrealized appreciation
  of affiliated underlying fund shares         782,928         42,973,120        30,032,591        23,141,807         1,723,377
=================================================================================================================================
Net increase in net assets resulting
  from operations                           $3,280,497        $45,231,038       $43,906,846       $25,918,132       $ 2,890,043
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Allocation Funds

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                            AIM CONSERVATIVE                  AIM GROWTH                     AIM MODERATE
                                            ALLOCATION FUND                ALLOCATION FUND                 ALLOCATION FUND
                                      ----------------------------   ----------------------------    ----------------------------
                                        JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                          2007            2006           2007            2006            2007            2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)        $  1,491,121    $ 2,364,733    $   (842,765)   $ 1,974,261     $  5,127,951    $ 11,181,860
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                      1,006,448      1,346,818       3,100,683     20,413,474        8,746,304      22,138,033
---------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized
    appreciation of investment
    securities                             782,928      1,451,438      42,973,120     29,775,402       30,032,591      21,499,883
=================================================================================================================================
    Net increase in net assets
      resulting from operations          3,280,497      5,162,989      45,231,038     52,163,137       43,906,846      54,819,776
=================================================================================================================================
Distributions to shareholders from
  net investment income:
  Class A                                       --     (1,313,188)             --     (1,693,949)              --      (6,733,129)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                       --       (486,395)             --       (104,909)              --      (2,232,749)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                       --       (431,714)             --        (71,829)              --      (1,733,287)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                       --       (114,886)             --        (46,480)              --        (292,847)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                           --         (3,697)             --         (1,398)              --          (3,720)
=================================================================================================================================
    Total distributions from net
      investment income                         --     (2,349,880)             --     (1,918,565)              --     (10,995,732)
=================================================================================================================================
Distributions to shareholders from
  net realized gains:
  Class A                                       --       (599,825)             --     (7,249,541)              --      (7,981,141)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                       --       (287,884)             --     (3,290,814)              --      (3,813,341)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                       --       (255,499)             --     (2,253,421)              --      (2,959,755)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                       --        (56,952)             --       (282,837)              --        (385,706)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                           --         (1,570)             --         (4,334)              --          (3,986)
=================================================================================================================================
    Total distributions from net
      realized gains                            --     (1,201,730)             --    (13,080,947)              --     (15,143,929)
=================================================================================================================================
    Decrease in net assets resulting
      from distributions                        --     (3,551,610)             --    (14,999,512)              --     (26,139,661)
=================================================================================================================================
Share transactions-net:
  Class A                               19,238,021      7,801,428     193,399,407     94,082,900      106,799,087      88,612,666
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                 (828,657)     1,799,221      10,469,417     32,028,409        1,105,970      21,647,957
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                1,132,779      4,401,898      13,349,009     30,189,084       11,356,172      31,661,987
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                  649,843        510,474         853,060      2,461,798        1,416,460       4,234,537
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                      (79,956)         5,267         (81,700)         5,733         (131,053)          5,989
=================================================================================================================================
    Net increase in net assets
      resulting from share
      transactions                      20,112,030     14,518,288     217,989,193    158,767,924      120,546,636     146,163,136
=================================================================================================================================
    Net increase in net assets          23,392,527     16,129,667     263,220,231    195,931,549      164,453,482     174,843,251
=================================================================================================================================

NET ASSETS:

  Beginning of period                   87,810,607     71,680,940     442,181,785    246,250,236      589,330,333     414,487,082
=================================================================================================================================
  End of period*                      $111,203,134    $87,810,607    $705,402,016    $442,181,785    $753,783,815    $589,330,333
=================================================================================================================================
  * Includes accumulated
    undistributed net investment
    income (loss)                     $  1,501,739    $    10,618    $   (775,355)   $    67,410     $  5,311,942    $    187,381
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Allocation Funds

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                    AIM MODERATE GROWTH           AIM MODERATELY CONSERVATIVE
                                                                      ALLOCATION FUND                   ALLOCATION FUND
                                                              --------------------------------    ---------------------------
                                                                JUNE 30,        DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                  2007              2006             2007            2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  1,164,902      $  2,358,559      $   882,262    $   829,473
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain                                              1,611,423         7,319,196          284,404        671,201
-----------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  23,141,807        10,352,751        1,723,377        760,304
=============================================================================================================================
    Net increase in net assets resulting from operations        25,918,132        20,030,506        2,890,043      2,260,978
=============================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (1,570,301)              --       (512,601)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --          (391,583)              --       (145,732)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --          (313,094)              --       (162,166)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                               --           (24,479)              --        (10,202)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                   --              (910)              --         (1,490)
=============================================================================================================================
    Total distributions from net investment income                      --        (2,300,367)              --       (832,191)
=============================================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --        (1,380,844)              --       (181,207)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --          (567,537)              --        (66,588)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --          (453,684)              --        (73,899)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                               --           (24,752)              --         (3,915)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                   --              (710)              --           (491)
=============================================================================================================================
    Total distributions from net realized gains                         --        (2,427,527)              --       (326,100)
=============================================================================================================================
    Decrease in net assets resulting from distributions                 --        (4,727,894)              --     (1,158,291)
=============================================================================================================================
Share transactions-net:
  Class A                                                      183,711,817        87,842,706       44,775,198     12,607,652
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        9,935,103        31,284,150        1,390,578      3,759,618
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       15,231,310        27,864,794        3,198,517      5,721,903
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        1,495,185         1,848,525        2,169,334        337,855
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (59,000)            1,621          (30,019)         1,981
=============================================================================================================================
    Net increase in net assets resulting from share
      transactions                                             210,314,415       148,841,796       51,503,608     22,429,009
=============================================================================================================================
    Net increase in net assets                                 236,232,547       164,144,408       54,393,651     23,531,696
=============================================================================================================================

NET ASSETS:

  Beginning of period                                          227,126,845        62,982,437       39,014,575     15,482,879
=============================================================================================================================
  End of period*                                              $463,359,392      $227,126,845      $93,408,226    $39,014,575
=============================================================================================================================
  * Includes accumulated undistributed net investment income
    (loss)                                                    $  1,220,450      $     55,548      $   878,371    $    (3,891)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Allocation Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, and AIM Moderately Conservative Allocation Fund (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide total return consistent with a lower level of risk relative to the broad stock market for AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for AIM Growth Allocation Fund and AIM Moderate Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for AIM Moderate Allocation Fund. Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual Funds ("underlying funds") advised by A I M Advisor, Inc ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM Allocation Funds


       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. REPURCHASE AGREEMENTS -- AIM Conservative Allocation Fund may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Allocation Funds

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Through at least June 30, 2008, AIM has contractually agreed to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares for each Fund as follows:

AIM Conservative Allocation Fund                              0.23%
-------------------------------------------------------------------
AIM Growth Allocation Fund                                    0.21%
-------------------------------------------------------------------
AIM Moderate Allocation Fund                                  0.12%
-------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                           0.12%
-------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                   0.14%
 __________________________________________________________________
===================================================================


In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) 12b-1 plan payments
(ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC) described more fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

    For the six months ended June 30, 2007, AIM reimbursed expenses of:

                                                                                                             INSTITUTIONAL
                                                              CLASS A     CLASS B     CLASS C     CLASS R        CLASS
--------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                              $49,814     $18,593     $17,009     $4,073        $   --
--------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                    175,486      58,869      41,713      5,077            --
--------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                  249,885     100,436      81,793     10,717            --
--------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                           219,165      56,584      48,854      2,891             2
--------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                    85,467      16,066      19,963      1,556            56
__________________________________________________________________________________________________________________________
==========================================================================================================================


    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC

AIM Allocation Funds

are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised each Fund that it retained the following in front-end sales commissions from the sale of Class A shares:

AIM Conservative Allocation Fund                                $ 22,195
------------------------------------------------------------------------
AIM Growth Allocation Fund                                       216,367
------------------------------------------------------------------------
AIM Moderate Allocation Fund                                     187,337
------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                              163,082
------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                       27,571
________________________________________________________________________
========================================================================


    ADI also advised each Fund that it retained the following in CDSC imposed on redemptions by shareholders:

                                                              CLASS A    CLASS B     CLASS C    CLASS R
-------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                               $ 37      $19,962     $4,820       $--
-------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                      286       69,932     10,437        --
-------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                    758       79,638     11,362        --
-------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                             544       27,286     12,511        --
-------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                       4        5,062      1,172        --
_______________________________________________________________________________________________________
=======================================================================================================


    The underlying funds Institutional class pay no distribution fees and the Funds pay no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, each Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of:

                                                              TRANSFER AGENT    CUSTODIAN
                                                                 CREDITS         CREDITS
-----------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                                 $ 2,267         $1,067
-----------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                        18,234            265
-----------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                      16,467             --
-----------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                8,467            231
-----------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                        1,081             --
_________________________________________________________________________________________
=========================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended June 30, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
AIM Conservative Allocation Fund                                  $2,373
--------------------------------------------------------------------------
AIM Growth Allocation Fund                                         3,138
--------------------------------------------------------------------------
AIM Moderate Allocation Fund                                       3,400
--------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                2,706
--------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                        2,285
__________________________________________________________________________
==========================================================================

AIM Allocation Funds

NOTE 5--BORROWINGS

The Funds participate in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

    The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Funds did not have a capital loss carryforward as of December 31, 2006.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the six months ended June 30, 2007 were as follows:

                                                                PURCHASES (EXCLUDING           SALES (EXCLUDING
                                                              U.S. TREASURY SECURITIES)    U.S. TREASURY SECURITIES)
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                                    $ 27,365,088                  $ 8,450,474
--------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                           225,773,698                    8,341,393
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                         156,068,228                   30,650,180
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                  217,236,266                    5,688,032
--------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                           54,968,630                    2,659,987
____________________________________________________________________________________________________________________
====================================================================================================================


    For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end. At June 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                                                 NET UNREALIZED
                                                               FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
                                                                  COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                              $107,944,425     $ 4,321,504      $(1,063,373)      $ 3,258,131
-------------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                     611,955,344      93,633,862               --        93,633,862
-------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                   679,111,472      78,398,687       (3,565,707)       74,832,980
-------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                            428,279,662      36,391,082       (1,245,020)       35,146,062
-------------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                     90,754,346       3,267,831         (680,002)        2,587,829
_______________________________________________________________________________________________________________________________
===============================================================================================================================

AIM Allocation Funds


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

AIM CONSERVATIVE ALLOCATION FUND

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              -------------------------    --------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,585,667    $ 28,118,664     1,847,610    $ 19,665,071
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       317,873       3,430,123       721,918       7,614,177
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       419,266       4,530,709     1,075,055      11,324,656
---------------------------------------------------------------------------------------------------------------------
  Class R                                                       100,673       1,094,327       195,366       2,092,060
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             2,720          30,000            --              --
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --              --       170,266       1,813,364
---------------------------------------------------------------------------------------------------------------------
  Class B                                                            --              --        62,516         662,676
---------------------------------------------------------------------------------------------------------------------
  Class C                                                            --              --        62,097         657,604
---------------------------------------------------------------------------------------------------------------------
  Class R                                                            --              --        16,098         170,964
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --           493           5,267
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       112,143       1,220,958       102,688       1,093,997
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      (112,985)     (1,220,958)     (103,463)     (1,093,997)
=====================================================================================================================
Reacquired:
  Class A                                                      (929,402)    (10,101,601)   (1,386,910)    (14,771,004)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      (280,923)     (3,037,822)     (510,224)     (5,383,635)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      (315,942)     (3,397,930)     (719,844)     (7,580,362)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                       (41,099)       (444,484)     (162,607)     (1,752,550)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (9,901)       (109,956)           --              --
=====================================================================================================================
                                                              1,848,090    $ 20,112,030     1,371,059    $ 14,518,288
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM or an investment advisor under common control with AIM.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     14,909,445    $212,275,202     8,524,143    $111,811,344
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,705,001      24,138,097     3,511,967      45,631,101
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,477,903      20,970,085     3,159,352      40,962,257
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        184,768       2,643,170       346,999       4,546,359
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              4,854          68,300            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       632,662       8,686,353
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       243,586       3,322,504
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       166,875       2,276,188
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        24,036         329,296
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           417           5,733
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        324,876       4,690,799       377,845       4,947,083
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (327,713)     (4,690,799)     (381,085)     (4,947,083)
======================================================================================================================
Reacquired:
  Class A                                                     (1,637,601)    (23,566,594)   (2,385,952)    (31,361,880)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (632,212)     (8,977,881)     (923,067)    (11,978,113)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (534,538)     (7,621,076)   (1,011,159)    (13,049,361)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (125,724)     (1,790,110)     (184,433)     (2,413,857)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (9,974)       (150,000)           --              --
======================================================================================================================
                                                              15,339,085    $217,989,193    12,102,186    $158,767,924
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,809,278    $136,898,431     9,144,545    $109,839,654
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,593,968      20,101,466     3,903,812      46,520,580
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,815,066      22,876,438     3,894,252      46,477,303
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        265,477       3,368,076       473,024       5,670,741
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --             2              24
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     1,167,138      14,273,997
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       473,694       5,764,851
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       372,731       4,532,399
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        54,700         667,884
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           628           7,705
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        643,238       8,205,457       869,807      10,445,866
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (648,064)     (8,205,457)     (876,653)    (10,445,866)
======================================================================================================================
Reacquired:
  Class A                                                     (3,006,959)    (38,304,801)   (3,815,468)    (45,946,851)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (855,633)    (10,790,039)   (1,692,971)    (20,191,608)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (913,751)    (11,520,266)   (1,625,558)    (19,347,715)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (155,401)     (1,951,616)     (175,223)     (2,104,088)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (10,014)       (131,053)         (143)         (1,740)
======================================================================================================================
                                                               9,537,205    $120,546,636    12,168,317    $146,163,136
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7.53% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     14,751,545    $194,311,062     7,860,002    $ 95,196,771
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,265,546      16,572,505     3,022,022      36,196,627
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,546,744      20,251,152     2,723,949      32,790,090
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        129,626       1,723,291       159,518       1,916,225
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --             2              25
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       224,927       2,863,322
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        73,502         930,535
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        57,989         733,383
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         3,881          49,231
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           127           1,620
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        195,546       2,603,116       184,803       2,236,055
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (197,059)     (2,603,116)     (185,940)     (2,236,055)
======================================================================================================================
Reacquired:
  Class A                                                       (991,578)    (13,202,361)   (1,021,982)    (12,453,442)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (307,079)     (4,034,286)     (299,773)     (3,606,957)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (379,164)     (5,019,842)     (473,172)     (5,658,679)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (17,567)       (228,106)       (9,678)       (116,931)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (4,291)        (59,000)           (2)            (24)
======================================================================================================================
                                                              15,992,269    $210,314,415    12,320,175    $148,841,796
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 32% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  JUNE 30, 2007(A)           DECEMBER 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,205,622    $47,814,750    1,305,156    $14,213,405
------------------------------------------------------------------------------------------------------------------
  Class B                                                       251,959      2,855,923      461,426      4,974,879
------------------------------------------------------------------------------------------------------------------
  Class C                                                       408,984      4,613,571      612,569      6,643,652
------------------------------------------------------------------------------------------------------------------
  Class R                                                       194,331      2,252,687       31,941        347,082
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             1,720         19,981            2             22
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --       59,227        657,369
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --       17,969        198,403
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --       20,761        229,210
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --        1,096         12,151
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --          179          1,981
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        40,031        456,639       44,766        487,889
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (40,329)      (456,639)     (45,066)      (487,889)
==================================================================================================================
Reacquired:
  Class A                                                      (305,899)    (3,496,191)    (251,601)    (2,751,011)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (89,330)    (1,008,706)     (85,824)      (925,775)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (125,580)    (1,415,054)    (106,329)    (1,150,959)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (7,243)       (83,353)      (1,992)       (21,378)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (4,300)       (50,000)          (2)           (22)
==================================================================================================================
                                                              4,529,966    $51,503,608    2,064,278    $22,429,009
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 42% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Allocation Funds


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM CONSERVATIVE ALLOCATION FUND

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED        (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        ------------------      DECEMBER 31,
                                                                 2007           2006       2005            2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.64         $ 10.41    $ 10.32        $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)         0.35(a)    0.25(a)        0.06
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21            0.36       0.11           0.36
=====================================================================================================================
    Total from investment operations                              0.39            0.71       0.36           0.42
=====================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.33)     (0.21)         (0.10)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.15)     (0.06)         (0.00)
=====================================================================================================================
    Total distributions                                             --           (0.48)     (0.27)         (0.10)
=====================================================================================================================
Net asset value, end of period                                 $ 11.03         $ 10.64    $ 10.41        $ 10.32
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   3.67%           6.84%      3.44%          4.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,711         $44,595    $35,981        $20,124
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.49%(c)        0.49%      0.50%          0.55%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(c)        0.72%      0.91%          1.41%(d)
=====================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.61%           0.61%      0.60%          0.63%
=====================================================================================================================
Ratio of net investment income to average net assets              3.33%(c)        3.32%      2.36%          1.74%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                           9%             34%        24%             9%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $55,175,513.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM CONSERVATIVE ALLOCATION FUND


                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                                            APRIL 30, 2004
                                                                 SIX MONTHS              YEAR ENDED        (DATE OPERATIONS
                                                                   ENDED                DECEMBER 31,        COMMENCED) TO
                                                                  JUNE 30,           ------------------      DECEMBER 31,
                                                                    2007              2006       2005            2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.59            $ 10.36    $ 10.28        $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.14(a)            0.27(a)    0.17(a)        0.04
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.20               0.37       0.11           0.32
===========================================================================================================================
    Total from investment operations                                 0.34               0.64       0.28           0.36
===========================================================================================================================
Less distributions:
  Dividends from net investment income                                 --              (0.26)     (0.14)         (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --              (0.15)     (0.06)         (0.00)
===========================================================================================================================
    Total distributions                                                --              (0.41)     (0.20)         (0.08)
===========================================================================================================================
Net asset value, end of period                                    $ 10.93            $ 10.59    $ 10.36        $ 10.28
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                      3.21%              6.14%      2.76%          3.59%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $20,312            $20,482    $18,281        $10,436
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.24%(c)           1.24%      1.20%          1.20%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.42%(c)           1.47%      1.61%          2.06%(d)
===========================================================================================================================
Estimated acquired fund fees from underlying funds(e)                0.61%              0.61%      0.60%          0.63%
===========================================================================================================================
Ratio of net investment income to average net assets                 2.58%(c)           2.57%      1.66%          1.09%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                              9%                34%        24%             9%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $20,594,209.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM CONSERVATIVE ALLOCATION FUND


                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                            APRIL 30, 2004
                                                                 SIX MONTHS              YEAR ENDED        (DATE OPERATIONS
                                                                   ENDED                DECEMBER 31,        COMMENCED) TO
                                                                  JUNE 30,           ------------------      DECEMBER 31,
                                                                    2007              2006       2005            2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.58            $ 10.36    $ 10.28        $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.14(a)            0.27(a)    0.17(a)        0.04
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.20               0.36       0.11           0.32
===========================================================================================================================
    Total from investment operations                                 0.34               0.63       0.28           0.36
===========================================================================================================================
Less distributions:
  Dividends from net investment income                                 --              (0.26)     (0.14)         (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --              (0.15)     (0.06)         (0.00)
===========================================================================================================================
    Total distributions                                                --              (0.41)     (0.20)         (0.08)
===========================================================================================================================
Net asset value, end of period                                    $ 10.92            $ 10.58    $ 10.36        $ 10.28
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                      3.21%              6.04%      2.76%          3.59%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $20,158            $18,436    $13,726        $11,751
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.24%(c)           1.24%      1.20%          1.20%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.42%(c)           1.47%      1.61%          2.06%(d)
===========================================================================================================================
Estimated acquired fund fees from underlying funds(e)                0.61%              0.61%      0.60%          0.63%
===========================================================================================================================
Ratio of net investment income to average net assets                 2.58%(c)           2.57%      1.66%          1.09%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                              9%                34%        24%             9%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,840,429.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM CONSERVATIVE ALLOCATION FUND


                                                                                        CLASS R
                                                              -----------------------------------------------------------
                                                                                                          APRIL 30, 2004
                                                                 SIX MONTHS             YEAR ENDED       (DATE OPERATIONS
                                                                   ENDED               DECEMBER 31,       COMMENCED) TO
                                                                  JUNE 30,           ----------------      DECEMBER 31,
                                                                    2007              2006      2005           2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.62            $10.39    $10.31         $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.17(a)           0.33(a)   0.22(a)        0.06
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.19              0.36      0.11           0.34
=========================================================================================================================
    Total from investment operations                                 0.36              0.69      0.33           0.40
=========================================================================================================================
Less distributions:
  Dividends from net investment income                                 --             (0.31)    (0.19)         (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --             (0.15)    (0.06)         (0.00)
=========================================================================================================================
    Total distributions                                                --             (0.46)    (0.25)         (0.09)
=========================================================================================================================
Net asset value, end of period                                     $10.98            $10.62    $10.39         $10.31
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                      3.39%             6.60%     3.18%          4.05%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $4,981            $4,182    $3,584         $1,584
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.74%(c)          0.74%     0.70%          0.70%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.92%(c)          0.97%     1.11%          1.56%(d)
=========================================================================================================================
Estimated acquired fund fees from underlying funds(e)                0.61%             0.61%     0.60%          0.63%
=========================================================================================================================
Ratio of net investment income to average net assets                 3.08%(c)          3.07%     2.16%          1.59%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                              9%               34%       24%             9%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,511,114.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM CONSERVATIVE ALLOCATION FUND


                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED       (DATE OPERATIONS
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------      DECEMBER 31,
                                                                 2007           2006      2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.66         $10.42    $10.32         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19(a)        0.38(a)   0.28(a)        0.14
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21           0.37      0.11           0.29
===================================================================================================================
    Total from investment operations                              0.40           0.75      0.39           0.43
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.36)    (0.23)         (0.11)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.15)    (0.06)         (0.00)
===================================================================================================================
    Total distributions                                             --          (0.51)    (0.29)         (0.11)
===================================================================================================================
Net asset value, end of period                                  $11.06         $10.66    $10.42         $10.32
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   3.75%          7.16%     3.79%          4.31%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   41         $  116    $  108         $  104
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.23%(c)       0.23%     0.20%          0.20%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.23%(c)       0.31%     0.45%          0.96%(d)
===================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.61%          0.61%     0.60%          0.63%
===================================================================================================================
Ratio of net investment income to average net assets              3.59%(c)       3.57%     2.66%          2.09%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                           9%            34%       24%             9%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $105,561.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED         (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        --------------------      DECEMBER 31,
                                                                 2007            2006        2005            2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.73        $  12.22    $  11.26        $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)           0.10        0.10(a)        0.03(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.13            1.93        1.05           1.28
=======================================================================================================================
    Total from investment operations                               1.13            2.03        1.15           1.31
=======================================================================================================================
Less distributions:
  Dividends from net investment income                               --           (0.10)      (0.07)         (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.42)      (0.12)         (0.00)
=======================================================================================================================
    Total distributions                                              --           (0.52)      (0.19)         (0.05)
=======================================================================================================================
Net asset value, end of period                                 $  14.86        $  13.73    $  12.22        $ 11.26
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    8.23%          16.63%      10.24%         13.12%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $468,924        $246,635    $132,159        $39,368
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.47%(c)        0.47%       0.46%          0.52%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.56%(c)        0.63%       0.75%          1.31%(d)
=======================================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.83%           0.83%       0.87%          0.96%
=======================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.02)%(c)       0.90%       0.89%          0.40%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                            1%             24%         14%             2%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $363,571,919.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND


                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED         (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        -------------------      DECEMBER 31,
                                                                 2007            2006       2005            2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.64        $  12.16    $ 11.23        $ 10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)           0.02       0.02(a)       (0.02)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.11            1.90       1.05           1.28
======================================================================================================================
    Total from investment operations                               1.06            1.92       1.07           1.26
======================================================================================================================
Less distributions:
  Dividends from net investment income                               --           (0.02)     (0.02)         (0.03)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.42)     (0.12)         (0.00)
======================================================================================================================
    Total distributions                                              --           (0.44)     (0.14)         (0.03)
======================================================================================================================
Net asset value, end of period                                 $  14.70        $  13.64    $ 12.16        $ 11.23
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                    7.77%          15.77%      9.49%         12.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $129,738        $110,172    $68,411        $22,384
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.22%(c)        1.22%      1.17%          1.17%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.31%(c)        1.38%      1.46%          1.96%(d)
======================================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.83%           0.83%      0.87%          0.96%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.77)%(c)       0.15%      0.18%         (0.25)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                            1%             24%        14%             2%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $121,964,883.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED        (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        ------------------      DECEMBER 31,
                                                                 2007           2006       2005            2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.63         $ 12.15    $ 11.23        $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)           0.02       0.02(a)       (0.02)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.12            1.90       1.04           1.28
=====================================================================================================================
    Total from investment operations                              1.07            1.92       1.06           1.26
=====================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.02)     (0.02)         (0.03)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.42)     (0.12)         (0.00)
=====================================================================================================================
    Total distributions                                             --           (0.44)     (0.14)         (0.03)
=====================================================================================================================
Net asset value, end of period                                 $ 14.70         $ 13.63    $ 12.15        $ 11.23
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   7.85%          15.78%      9.40%         12.61%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $95,388         $75,611    $39,271        $11,543
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(c)        1.22%      1.17%          1.17%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.31%(c)        1.38%      1.46%          1.96%(d)
=====================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.83%           0.83%      0.87%          0.96%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.77)%(c)       0.15%      0.18%         (0.25)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                           1%             24%        14%             2%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $86,420,273.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND


                                                                                     CLASS R
                                                              -----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED       (DATE OPERATIONS
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------      DECEMBER 31,
                                                                 2007           2006      2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.70         $12.20    $11.25         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)          0.07      0.08(a)        0.02(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.13           1.92      1.05           1.28
===================================================================================================================
    Total from investment operations                              1.11           1.99      1.13           1.30
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.07)    (0.06)         (0.05)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.42)    (0.12)         (0.00)
===================================================================================================================
    Total distributions                                             --          (0.49)    (0.18)         (0.05)
===================================================================================================================
Net asset value, end of period                                 $ 14.81         $13.70    $12.20         $11.25
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   8.10%         16.34%    10.01%         12.98%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,269         $9,617    $6,285         $1,342
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.72%(c)       0.72%     0.67%          0.67%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.81%(c)       0.88%     0.96%          1.46%(d)
===================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.83%          0.83%     0.87%          0.96%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(c)      0.65%     0.68%          0.25%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                           1%            24%       14%             2%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,519,443.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM GROWTH ALLOCATION FUND


                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED       (DATE OPERATIONS
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------      DECEMBER 31,
                                                                 2007           2006      2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.77         $12.25    $11.28         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06           0.16      0.14(a)        0.05(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10           1.92      1.05           1.29
===================================================================================================================
    Total from investment operations                              1.16           2.08      1.19           1.34
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.14)    (0.10)         (0.06)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.42)    (0.12)         (0.00)
===================================================================================================================
    Total distributions                                             --          (0.56)    (0.22)         (0.06)
===================================================================================================================
Net asset value, end of period                                 $ 14.93         $13.77    $12.25         $11.28
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   8.42%         16.98%    10.52%         13.44%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    83         $  147    $  125         $  113
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.10%(c)       0.12%     0.17%          0.17%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.10%(c)       0.12%     0.19%          0.75%(d)
===================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.83%          0.83%     0.87%          0.96%
===================================================================================================================
Ratio of net investment income to average net assets              0.35%(c)       1.24%     1.18%          0.75%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                           1%            24%       14%             2%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $192,188.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED         (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        --------------------      DECEMBER 31,
                                                                 2007            2006        2005            2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.23        $  11.49    $  10.89        $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.12            0.31        0.24           0.11
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.73            1.04        0.57           0.87
=======================================================================================================================
    Total from investment operations                               0.85            1.35        0.81           0.98
=======================================================================================================================
Less distributions:
  Dividends from net investment income                               --           (0.28)      (0.18)         (0.09)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.33)      (0.03)         (0.00)
=======================================================================================================================
    Total distributions                                              --           (0.61)      (0.21)         (0.09)
=======================================================================================================================
Net asset value, end of period                                 $  13.08        $  12.23    $  11.49        $ 10.89
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    6.95%          11.73%       7.47%          9.85%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $444,427        $312,300    $208,841        $71,431
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.37%(c)        0.38%       0.34%          0.40%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.51%(c)        0.53%       0.62%          0.87%(d)
=======================================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.80%           0.80%       0.82%          0.92%
=======================================================================================================================
Ratio of net investment income to average net assets               1.84%(c)        2.56%       2.19%          1.56%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                            5%             21%          2%             1%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $381,891,615.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND


                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED         (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        --------------------      DECEMBER 31,
                                                                 2007            2006        2005            2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.17        $  11.45    $  10.87        $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.07            0.21        0.16           0.06
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.72            1.03        0.57           0.88
=======================================================================================================================
    Total from investment operations                               0.79            1.24        0.73           0.94
=======================================================================================================================
Less distributions:
  Dividends from net investment income                               --           (0.19)      (0.12)         (0.07)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.33)      (0.03)         (0.00)
=======================================================================================================================
    Total distributions                                              --           (0.52)      (0.15)         (0.07)
=======================================================================================================================
Net asset value, end of period                                 $  12.96        $  12.17    $  11.45        $ 10.87
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    6.49%          10.86%       6.75%          9.44%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $157,531        $146,751    $117,373        $45,846
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.12%(c)        1.13%       1.05%          1.05%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.26%(c)        1.28%       1.33%          1.52%(d)
=======================================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.80%           0.80%       0.82%          0.92%
=======================================================================================================================
Ratio of net investment income to average net assets               1.09%(c)        1.81%       1.48%          0.91%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                            5%             21%          2%             1%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $153,492,875.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND


                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED         (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,        -------------------      DECEMBER 31,
                                                                 2007            2006       2005            2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.17        $  11.45    $ 10.87        $ 10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.07            0.21       0.16           0.06
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.72            1.03       0.57           0.88
======================================================================================================================
    Total from investment operations                               0.79            1.24       0.73           0.94
======================================================================================================================
  Dividends from net investment income                               --           (0.19)     (0.12)         (0.07)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.33)     (0.03)         (0.00)
======================================================================================================================
    Total distributions                                              --           (0.52)     (0.15)         (0.07)
======================================================================================================================
Net asset value, end of period                                 $  12.96        $  12.17    $ 11.45        $ 10.87
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                    6.49%          10.86%      6.75%          9.44%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $134,019        $114,828    $77,801        $27,339
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.12%(c)        1.13%      1.05%          1.05%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.26%(c)        1.28%      1.33%          1.52%(d)
======================================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.80%           0.80%      0.82%          0.92%
======================================================================================================================
Ratio of net investment income to average net assets               1.09%(c)        1.81%      1.48%          0.91%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                            5%             21%         2%             1%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $125,002,581.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND


                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED        (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        ------------------      DECEMBER 31,
                                                                 2007           2006       2005            2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.21         $ 11.48    $ 10.89        $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.10            0.28       0.22           0.10
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.73            1.03       0.57           0.88
=====================================================================================================================
    Total from investment operations                              0.83            1.31       0.79           0.98
=====================================================================================================================
  Dividends from net investment income                              --           (0.25)     (0.17)         (0.09)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.33)     (0.03)         (0.00)
=====================================================================================================================
    Total distributions                                             --           (0.58)     (0.20)         (0.09)
=====================================================================================================================
Net asset value, end of period                                 $ 13.04         $ 12.21    $ 11.48        $ 10.89
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                   6.80%          11.41%      7.21%          9.80%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $17,771         $15,294    $10,332        $ 2,161
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.62%(c)        0.63%      0.55%          0.55%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.76%(c)        0.78%      0.83%          1.02%(d)
=====================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.80%           0.80%      0.82%          0.92%
=====================================================================================================================
Ratio of net investment income to average net assets              1.59%(c)        2.31%      1.98%          1.41%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                           5%             21%         2%             1%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,378,683.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE ALLOCATION FUND


                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED       (DATE OPERATIONS
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------      DECEMBER 31,
                                                                 2007           2006      2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.26         $11.52    $10.91         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.13           0.34      0.28           0.13
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.74           1.04      0.57           0.88
===================================================================================================================
    Total from investment operations                              0.87           1.38      0.85           1.01
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.31)    (0.21)         (0.10)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.33)    (0.03)         (0.00)
===================================================================================================================
    Total distributions                                             --          (0.64)    (0.24)         (0.10)
===================================================================================================================
Net asset value, end of period                                  $13.13         $12.26    $11.52         $10.91
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   7.10%         11.96%     7.76%         10.16%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   35         $  156    $  141         $  110
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.09%(c)       0.10%     0.05%          0.05%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.09%(c)       0.10%     0.15%          0.40%(d)
===================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.80%          0.80%     0.82%          0.92%
===================================================================================================================
Ratio of net investment income to average net assets              2.12%(c)       2.83%     2.48%          1.91%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                           5%            21%        2%             1%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $149,454.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.74          $  11.35          $ 10.06
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.06              0.24             0.20
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.92              1.45             1.19
===============================================================================================================
    Total from investment operations                               0.98              1.69             1.39
===============================================================================================================
Less distributions:
  Dividends from net investment income                               --             (0.16)           (0.10)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --             (0.14)           (0.00)
===============================================================================================================
    Total distributions                                              --             (0.30)           (0.10)
===============================================================================================================
Net asset value, end of period                                 $  13.72          $  12.74          $ 11.35
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    7.69%            14.92%           13.78%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $331,544          $130,088          $33,667
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.37%(c)          0.38%            0.37%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.56%(c)          0.71%            1.16%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)              0.82%             0.82%            0.78%
===============================================================================================================
Ratio of net investment income to average net assets               0.91%(c)          1.97%            2.65%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                            2%               21%               1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $235,811,736.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                                                   APRIL 29, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.67             $ 11.32            $ 10.06
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.01                0.15               0.14
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.91                1.44               1.19
==================================================================================================================
    Total from investment operations                              0.92                1.59               1.33
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)             (0.07)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.14)             (0.00)
==================================================================================================================
    Total distributions                                             --               (0.24)             (0.07)
==================================================================================================================
Net asset value, end of period                                 $ 13.59             $ 12.67            $ 11.32
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   7.26%              14.04%             13.26%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $66,501             $52,329            $17,221
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.12%(c)            1.13%              1.12%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.31%(c)            1.46%              1.91%(d)
==================================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.82%               0.82%              0.78%
==================================================================================================================
Ratio of net investment income to average net assets              0.16%(c)            1.22%              1.90%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           2%                 21%                 1%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $60,882,405.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.66           $ 11.31           $ 10.06
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.01              0.15              0.14
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.91              1.44              1.18
===============================================================================================================
    Total from investment operations                              0.92              1.59              1.32
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.10)            (0.07)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.14)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.24)            (0.07)
===============================================================================================================
Net asset value, end of period                                 $ 13.58           $ 12.66           $ 11.31
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   7.27%            14.05%            13.16%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $61,214           $42,266           $11,656
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.12%(c)          1.13%             1.12%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.31%(c)          1.46%             1.91%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.82%             0.82%             0.78%
===============================================================================================================
Ratio of net investment income to average net assets              0.16%(c)          1.22%             1.90%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           2%               21%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $52,564,340.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.70            $11.34            $10.06
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.04              0.21              0.18
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.92              1.43              1.19
===============================================================================================================
    Total from investment operations                              0.96              1.64              1.37
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.14)            (0.09)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.14)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.28)            (0.09)
===============================================================================================================
Net asset value, end of period                                  $13.66            $12.70            $11.34
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   7.56%            14.47%            13.61%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,089            $2,378            $  380
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.62%(c)          0.63%             0.62%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.81%(c)          0.96%             1.41%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.82%             0.82%             0.78%
===============================================================================================================
Ratio of net investment income to average net assets              0.66%(c)          1.72%             2.40%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           2%               21%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,110,336.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATE GROWTH ALLOCATION FUND


                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.76            $11.36            $10.06
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.08              0.27              0.21
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.92              1.45              1.19
===============================================================================================================
    Total from investment operations                              1.00              1.72              1.40
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.18)            (0.10)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.14)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.32)            (0.10)
===============================================================================================================
Net asset value, end of period                                  $13.76            $12.76            $11.36
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   7.84%            15.17%            13.95%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   12            $   66            $   57
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.11%(c)          0.12%             0.12%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.12%(c)          0.26%             0.69%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.82%             0.82%             0.78%
===============================================================================================================
Ratio of net investment income to average net assets              1.17%(c)          2.22%             2.90%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           2%               21%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $62,898.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.09           $ 10.60            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.16              0.36              0.22
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.37              0.50              0.49
===============================================================================================================
    Total from investment operations                              0.53              0.86              0.71
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.27)            (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.10)            (0.01)
===============================================================================================================
    Total distributions                                             --             (0.37)            (0.14)
===============================================================================================================
Net asset value, end of period                                 $ 11.62           $ 11.09            $10.60
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   4.78%             8.13%             7.01%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $68,529           $21,713            $8,489
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.39%(c)          0.40%             0.40%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.76%(c)          1.37%             2.81%(e)
===============================================================================================================
Estimated acquired fund fees from underlying funds(d)             0.74%             0.74%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              2.88%(c)          3.26%             3.04%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           4%               29%                5%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,414,858.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.03            $10.57            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.12              0.27              0.16
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.36              0.50              0.49
===============================================================================================================
    Total from investment operations                              0.48              0.77              0.65
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.21)            (0.10)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.10)            (0.01)
===============================================================================================================
    Total distributions                                             --             (0.31)            (0.11)
===============================================================================================================
Net asset value, end of period                                  $11.51            $11.03            $10.57
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   4.35%             7.29%             6.49%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,674            $7,916            $3,904
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(c)          1.15%             1.14%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.51%(c)          2.12%             3.55%(e)
===============================================================================================================
Estimated acquired fund fees from underlying funds(d)             0.74%             0.74%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              2.13%(c)          2.51%             2.30%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           4%               29%                5%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,724,864.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                   APRIL 29, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.03             $10.57              $10.03
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.12               0.27                0.16
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.37               0.50                0.49
==================================================================================================================
    Total from investment operations                              0.49               0.77                0.65
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --              (0.21)              (0.10)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.10)              (0.01)
==================================================================================================================
    Total distributions                                             --              (0.31)              (0.11)
==================================================================================================================
Net asset value, end of period                                 $ 11.52             $11.03              $10.57
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   4.44%              7.29%               6.49%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,488             $8,833              $2,893
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(c)           1.15%               1.14%(e)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.51%(c)           2.12%               3.55%(e)
==================================================================================================================
Estimated acquired fund fees from underlying funds(d)             0.74%              0.74%               0.69%
==================================================================================================================
Ratio of net investment income to average net assets              2.13%(c)           2.51%               2.30%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           4%                29%                  5%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,841,212.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                   APRIL 29, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.07             $10.59              $10.03
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.15               0.33                0.20
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.37               0.50                0.49
==================================================================================================================
    Total from investment operations                              0.52               0.83                0.69
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --              (0.25)              (0.12)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.10)              (0.01)
==================================================================================================================
    Total distributions                                             --              (0.35)              (0.13)
==================================================================================================================
Net asset value, end of period                                  $11.59             $11.07              $10.59
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   4.70%              7.84%               6.84%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,686             $  495              $  144
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.64%(c)           0.65%               0.64%(e)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.01%(c)           1.62%               3.05%(e)
==================================================================================================================
Estimated acquired fund fees from underlying funds(d)             0.74%              0.74%               0.69%
==================================================================================================================
Ratio of net investment income to average net assets              2.63%(c)           3.01%               2.80%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           4%                29%                  5%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $844,982.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Allocation Funds

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                                APRIL 29, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.11            $10.61            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.18              0.38              0.23
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.37              0.51              0.49
===============================================================================================================
    Total from investment operations                              0.55              0.89              0.72
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.29)            (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.10)            (0.01)
===============================================================================================================
    Total distributions                                             --             (0.39)            (0.14)
===============================================================================================================
Net asset value, end of period                                  $11.66            $11.11            $10.61
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   4.95%             8.41%             7.19%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   31            $   58            $   54
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.14%(c)          0.14%             0.14%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.34%(c)          0.99%             2.40%(e)
===============================================================================================================
Estimated acquired fund fees from underlying funds(d)             0.74%             0.74%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              3.13%(c)          3.51%             3.30%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           4%               29%                5%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $55,996.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

AIM Allocation Funds

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Allocation Funds

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      incurred directly by your Fund. They are     of 5% per year before expenses, which is
two types of costs: (1) transaction costs,   expenses that are incurred directly by the   not the Fund's actual return.
which may include sales charges (loads) on   underlying funds and are deducted from the
purchase payments or contingent deferred     value of the funds your Fund invests in.        The hypothetical account values and
sales charges on redemptions, and            The effect of the estimated underlying       expenses may not be used to estimate the
redemption fees, if any; and (2) ongoing     fund expenses that you bear indirectly are   actual ending account balance or expenses
costs, including management fees;            included in your Fund's total return.        you paid for the period. You may use this
distribution and/or service (12b-1) fees;                                                 information to compare the ongoing costs
and other Fund expenses. This example is     ACTUAL EXPENSES                              of investing in the Fund and other funds.
intended to help you understand your                                                      To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   The table below provides information about   example with the 5% hypothetical examples
the Fund and to compare these costs with     actual account values and actual expenses.   that appear in the shareholder reports of
ongoing costs of investing in other mutual   You may use the information in this table,   the other funds.
funds. The example is based on an            together with the amount you invested, to
investment of $1,000 invested at the         estimate the expenses that you paid over        Please note that the expenses shown in
beginning of the period and held for the     the period. Simply divide your account       the table are meant to highlight your
entire period January 1, 2007, through       value by $1,000 (for example, an $8,600      ongoing costs only and do not reflect any
June 30, 2007.                               account value divided by $1,000 = 8.6),      transaction costs, such as sales charges
                                             then multiply the result by the number in    (loads) on purchase payments, contingent
   In addition to the fees and expenses      the table under the heading entitled         deferred sales charges on redemptions, and
which the Fund bears directly, the Fund      "Actual Expenses Paid During Period" to      redemption fees, if any. Therefore, the
indirectly bears a pro rata share of the     estimate the expenses you paid on your       hypothetical information is useful in
fees and expenses of the underlying funds    account during this period.                  comparing ongoing costs only, and will not
in which your Fund invests. The amount of                                                 help you determine the relative total
fees and expenses incurred indirectly by     HYPOTHETICAL EXAMPLE FOR COMPARISON          costs of owning different funds. In
your Fund will vary because the underlying   PURPOSES                                     addition, expenses shown in the table do
funds have varied expenses and fee levels                                                 not include the expenses of the underlying
and the Fund may own different proportions   The table below also provides information    funds, which are borne indirectly by the
of the underlying funds at different         about hypothetical account values and        Fund. If transaction costs and indirect
times. Estimated underlying fund expenses    hypothetical expenses based on the Fund's    expenses were included, your costs would
are not expenses that are                    actual expense ratio and an assumed rate     have been higher.
                                             of return

====================================================================================================================================

AIM Conservative Allocation Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,036.70               $2.47        $1,022.36             $2.46             0.49%
B                   1,000.00               1,032.10                6.25         1,018.65              6.21             1.24
C                   1,000.00               1,032.10                6.25         1,018.65              6.21             1.24
R                   1,000.00               1,033.90                3.73         1,021.12              3.71             0.74

====================================================================================================================================


AIM Allocation Funds

CALCULATING YOUR ONGOING FUND EXPENSES (CONTINUED)

AIM Growth Allocation Fund
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,082.30               $2.43        $1,022.46             $2.36             0.47%
B                   1,000.00               1,077.70                6.28         1,018.74              6.11             1.22
C                   1,000.00               1,078.50                6.29         1,018.74              6.11             1.22
R                   1,000.00               1,081.00                3.72         1,021.22              3.61             0.72

AIM Moderate Allocation Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,069.50               $1.90        $1,022.96             $1.86             0.37%
B                   1,000.00               1,065.80                5.74         1,019.24              5.61             1.12
C                   1,000.00               1,065.80                5.74         1,019.24              5.61             1.12
R                   1,000.00               1,068.00                3.18         1,021.72              3.11             0.62

AIM Moderate Growth Allocation Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,076.90               $1.91        $1,022.96             $1.86             0.37%
B                   1,000.00               1,072.60                5.76         1,019.24              5.61             1.12
C                   1,000.00               1,072.70                5.76         1,019.24              5.61             1.12
R                   1,000.00               1,075.60                3.19         1,021.72              3.11             0.62

AIM Moderately Conservative Allocation Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,047.80               $1.98        $1,022.86             $1.96             0.39%
B                   1,000.00               1,043.50                5.78         1,019.14              5.71             1.14
C                   1,000.00               1,044.40                5.78         1,019.14              5.71             1.14
R                   1,000.00               1,047.00                3.25         1,021.62              3.21             0.64

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIM Allocation Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(AIM Conservative Allocation Fund,AIM Growth Allocation Fund,AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund)

The Board of Trustees (the Board) of AIM     Committee's recommendations in making its    Board's review of the qualifications of
Growth Series (the Trust) is required        annual recommendation to the Board whether   AIM to provide these services included the
under the Investment Company Act of 1940     to approve the continuance of each AIM       Board's consideration of AIM's portfolio
to approve annually the renewal of each      Fund's investment advisory agreement and     and product review process, various back
series portfolio of the Trust's (each, a     sub-advisory agreement, if applicable        office support functions provided by AIM,
Fund) investment advisory agreement with A   (advisory agreements), for another year.     and AIM's equity and fixed income trading
I M Advisors, Inc. (AIM). During contract                                                 operations. The Board concluded that the
renewal meetings held on June 25-27, 2007,      The independent Trustees, as mentioned    nature, extent and quality of the advisory
the Board as a whole and the disinterested   above, are assisted in their annual          services provided to each Fund by AIM were
or "independent" Trustees, voting            evaluation of the advisory agreements by     appropriate and that AIM currently is
separately, approved the continuance of      the independent Senior Officer. One          providing satisfactory advisory services
each Fund's investment advisory agreement    responsibility of the Senior Officer is to   in accordance with the terms of each
for another year, effective July 1, 2007.    manage the process by which the AIM Funds'   Fund's advisory agreement. In addition,
In doing so, the Board determined that       proposed management fees are negotiated      based on their ongoing meetings throughout
each Fund's advisory agreement is in the     during the annual contract renewal process   the year with each Fund's portfolio
best interests of the Fund and its           to ensure that they are negotiated in a      managers, the Board concluded that these
shareholders and that the compensation to    manner which is at arms' length and          individuals are competent and able to
AIM under each Fund's advisory agreement     reasonable. Accordingly, the Senior          continue to carry out their
is fair and reasonable.                      Officer must either supervise a              responsibilities under each Fund's
                                             competitive bidding process or prepare an    advisory agreement.
   The independent Trustees met separately   independent written evaluation. The Senior
during their evaluation of each Fund's       Officer has recommended that an                 In determining whether to continue each
investment advisory agreement with           independent written evaluation be provided   Fund's advisory agreement, the Board
independent legal counsel from whom they     and, upon the direction of the Board, has    considered the prior relationship between
received independent legal advice, and the   prepared an independent written              AIM and the Fund, as well as the Board's
independent Trustees also received           evaluation.                                  knowledge of AIM's operations, and
assistance during their deliberations from                                                concluded that it was beneficial to
the independent Senior Officer, a               During the annual contract renewal        maintain the current relationship, in
full-time officer of the AIM Funds who       process, the Board considered the factors    part, because of such knowledge. The Board
reports directly to the independent          discussed below under the heading "Factors   also considered the steps that AIM and its
Trustees. The following discussion more      and Conclusions and Summary of Independent   affiliates have taken over the last
fully describes the process employed by      Written Fee Evaluation" in evaluating the    several years to improve the quality and
the Board to evaluate the performance of     fairness and reasonableness of each Fund's   efficiency of the services they provide to
the AIM Funds (including each Fund)          advisory agreement at the contract renewal   the Funds in the areas of investment
throughout the year and, more                meetings and at their meetings throughout    performance, product line diversification,
specifically, during the annual contract     the year as part of their ongoing            distribution, fund operations, shareholder
renewal meetings.                            oversight of the Fund. Each Fund's           services and compliance. The Board
                                             advisory agreement was considered            concluded that the quality and efficiency
THE BOARD'S FUND EVALUATION PROCESS          separately, although the Board also          of the services AIM and its affiliates
                                             considered the common interests of all of    provide to the AIM Funds in each of these
The Board's Investments Committee has        the AIM Funds in their deliberations. The    areas have generally improved, and support
established three Sub-Committees which are   Board comprehensively considered all of      the Board's approval of the continuance of
responsible for overseeing the management    the information provided to them and did     each Fund's advisory agreement.
of a number of the series portfolios of      not identify any particular factor that
the AIM Funds. This Sub-Committee            was controlling. Furthermore, each Trustee   B. FUND PERFORMANCE
structure permits the Trustees to focus on   may have evaluated the information
the performance of the AIM Funds that have   provided differently from one another and       AIM Conservative Allocation Fund
been assigned to them. The Sub-Committees    attributed different weight to the various
meet throughout the year to review the       factors. The Trustees recognized that the    The Board compared the Fund's performance
performance of their assigned funds, and     advisory arrangements and resulting          during the past one and two calendar years
the Sub-Committees review monthly and        advisory fees for each Fund and the other    to the performance of funds in the Fund's
quarterly comparative performance            AIM Funds are the result of years of         Lipper peer group that are not managed by
information and periodic asset flow data     review and negotiation between the           AIM, and against the performance of all
for their assigned funds. These materials    Trustees and AIM, that the Trustees may      funds in the Lipper Mixed-Asset Target
are prepared under the direction and         focus to a greater extent on certain         Allocation Conservative Funds Index. The
supervision of the independent Senior        aspects of these arrangements in some        Board also reviewed the methodology used
Officer. Over the course of each year, the   years than others, and that the Trustees'    by Lipper to identify the Fund's peers.
Sub-Committees meet with portfolio           deliberations and conclusions in a           The Board noted that the Fund's
managers for their assigned funds and        particular year may be based in part on      performance was below the median
other members of management and review       their deliberations and conclusions of       performance of its peers for the one and
with these individuals the performance,      these same arrangements throughout the       two year periods. The Board noted that the
investment objective(s), policies,           year and in prior years.                     Fund's performance was below the
strategies and limitations of these funds.                                                performance of the Index for the one and
                                                                                          two year periods. The Board also
   In addition to their meetings             FACTORS AND CONCLUSIONS AND SUMMARY OF       considered the steps AIM has taken over
throughout the year, the Sub-Committees      INDEPENDENT WRITTEN FEE EVALUATION           the last several years to improve the
meet at designated contract renewal                                                       quality and efficiency of the services
meetings each year to conduct an in-depth    The discussion below serves as a summary     that AIM provides to the AIM Funds. The
review of the performance, fees and          of the Senior Officer's independent          Board concluded that AIM continues to be
expenses of their assigned funds. During     written evaluation, as well as a             responsive to the Board's focus on fund
the contract renewal process, the Trustees   discussion of the material factors and       performance. Although the independent
receive comparative performance and fee      related conclusions that formed the basis    written evaluation of the Fund's Senior
data regarding all the AIM Funds prepared    for the Board's approval of each Fund's      Officer (discussed below) only considered
by an independent company, Lipper, Inc.,     advisory agreement. Unless otherwise         Fund performance through the most recent
under the direction and supervision of the   stated, information set forth below is as    calendar year, the Board also reviewed
independent Senior Officer who also          of June 27, 2007 and does not reflect any    more recent Fund performance and this
prepares a separate analysis of this         changes that may have occurred since that    review did not change their conclusions.
information for the Trustees. Each Sub-      date, including but not limited to changes
Committee then makes recommendations to      to each Fund's performance, advisory fees,   AIM Growth Allocation Fund
the Investments Committee regarding the      expense limitations and/or fee waivers.
performance, fees and expenses of their                                                   The Board compared the Fund's performance
assigned funds. The Investments Committee    A. NATURE, EXTENT AND QUALITY OF SERVICES    during the past one and two calendar years
considers each Sub- Committee's                 PROVIDED BY AIM                           to the performance of funds in the Fund's
recommendations and makes its own                                                         Lipper peer group that are not managed by
recommendations regarding the performance,   The Board reviewed the advisory services     AIM, and against the performance of all
fees and expenses of the AIM Funds to the    provided to each Fund by AIM under the       funds in the Lipper Multi-Cap Core Funds
full Board. Moreover, the Investments        Fund's advisory agreement, the performance   Index. The Board also reviewed the
Committee considers each Sub-                of AIM in providing these services, and      methodology used by Lipper to identify the
                                             the credentials and experience of the        Fund's peers. The Board noted that the
                                             officers and employees of AIM who provide    Fund's performance was above the median
                                             these services. The
                                                                                                                         (continued)

AIM ALLOCATION FUNDS

performance of its peers for the one and     tions and that only one calendar year of     profitability of AIM in connection with
two year periods. The Board noted that the   comparative performance data was             managing each Fund. The Board noted that
Fund's performance was above the             available. The Board compared the Fund's     AIM continues to operate at a net profit,
performance of the Index for the one and     performance during the past calendar year    although increased expenses in recent
two year periods. The Board also             to the performance of funds in the Fund's    years have reduced the profitability of
considered the steps AIM has taken over      Lipper peer group that are not managed by    AIM and its affiliates. The Board
the last several years to improve the        AIM, and against the performance of all      concluded that each Fund's advisory fees
quality and efficiency of the services       funds in the Lipper Mixed-Asset Target       were fair and reasonable, and that the
that AIM provides to the AIM Funds. The      Allocation Conservative Funds Index. The     level of profits realized by AIM and its
Board concluded that AIM continues to be     Board also reviewed the methodology used     affiliates from providing services to each
responsive to the Board's focus on fund      by Lipper to identify the Fund's peers.      Fund was not excessive in light of the
performance. Although the independent        The Board noted that the Fund's              nature, quality and extent of the services
written evaluation of the Fund's Senior      performance was comparable to the median     provided. The Board considered whether AIM
Officer (discussed below) only considered    performance of its peers for the one year    is financially sound and has the resources
Fund performance through the most recent     period. The Board noted that the Fund's      necessary to perform its obligations under
calendar year, the Board also reviewed       performance was comparable to the            the Funds' advisory agreement, and
more recent Fund performance and this        performance of the Index for the one year    concluded that AIM has the financial
review did not change their conclusions.     period. The Board also considered the        resources necessary to fulfill these
                                             steps AIM has taken over the last several    obligations.
AIM MODERATE ALLOCATION FUND                 years to improve the quality and
                                             efficiency of the services that AIM          F. INDEPENDENT WRITTEN EVALUATION OF THE
The Board compared the Fund's performance    provides to the AIM Funds. The Board            FUNDS' SENIOR OFFICER
during the past one and two calendar years   concluded that AIM continues to be
to the performance of funds in the Fund's    responsive to the Board's focus on fund      The Board noted that, upon their
Lipper peer group that are not managed by    performance. Although the independent        direction, the Senior Officer of the
AIM, and against the performance of all      written evaluation of the Fund's Senior      Funds, who is independent of AIM and AIM's
funds in the Lipper Mixed-Asset Target       Officer (discussed below) only considered    affiliates, had prepared an independent
Allocation Moderate Funds Index. The Board   Fund performance through the most recent     written evaluation to assist the Board in
also reviewed the methodology used by        calendar year, the Board also reviewed       determining the reasonableness of the
Lipper to identify the Fund's peers. The     more recent Fund performance and this        proposed management fees of the AIM Funds,
Board noted that the Fund's performance      review did not change their conclusions.     including the Funds. The Board noted that
was comparable to the median performance                                                  they had relied upon the Senior Officer's
of its peers for the one and two year        C. ADVISORY FEES AND FEE WAIVERS             written evaluation instead of a
periods. The Board noted that the Fund's                                                  competitive bidding process. In
performance was comparable to the            The Board noted that each Fund is a fund     determining whether to continue each
performance of the Index for the one year    of funds and invests its assets in           Fund's advisory agreement, the Board
period, and above such Index for the two     underlying funds rather than directly in     considered the Senior Officer's written
year period. The Board also considered the   individual securities. The Board noted       evaluation.
steps AIM has taken over the last several    that AIM does not charge the Funds any
years to improve the quality and             advisory fees pursuant to the Funds'         G. COLLATERAL BENEFITS TO AIM AND ITS
efficiency of the services that AIM          advisory agreement, although the                AFFILIATES
provides to the AIM Funds. The Board         underlying funds in which the Funds invest
concluded that AIM continues to be           pay AIM advisory fees.                       The Board considered various other
responsive to the Board's focus on fund                                                   benefits received by AIM and its
performance. Although the independent           The Board noted that AIM has              affiliates resulting from AIM's
written evaluation of the Fund's Senior      contractually agreed to waive fees and/or    relationship with the Funds, including the
Officer (discussed below) only considered    limit expenses of each Fund through at       fees received by AIM and its affiliates
Fund performance through the most recent     least June 30, 2008 in an amount necessary   for their provision of administrative,
calendar year, the Board also reviewed       to limit total annual operating expenses     transfer agency and distribution services
more recent Fund performance and this        to a specified percentage of average daily   to the Funds. The Board considered the
review did not change their conclusions.     net assets for each class of the Fund. The   performance of AIM and its affiliates in
                                             Board considered the contractual nature of   providing these services and the
AIM MODERATE GROWTH ALLOCATION FUND          this fee waiver and noted that it remains    organizational structure employed by AIM
                                             in effect until at least June 30, 2008.      and its affiliates to provide these
The Board noted that the Fund recently       The Board reviewed each Fund's effective     services. The Board also considered that
began operations and that only one           advisory fee rate, after taking account of   these services are provided to each Fund
calendar year of comparative performance     this expense limitation, and considered      pursuant to written contracts which are
data was available. The Board compared the   the effect this expense limitation would     reviewed and approved on an annual basis
Fund's performance during the past           have on the Fund's estimated total           by the Board. The Board concluded that AIM
calendar year to the performance of funds    expenses. The Board concluded that the       and its affiliates were providing these
in the Fund's Lipper peer group that are     levels of fee waivers/expense limitations    services in a satisfactory manner and in
not managed by AIM, and against the          for each Fund were fair and reasonable.      accordance with the terms of their
performance of all funds in the Lipper                                                    contracts, and were qualified to continue
Mixed-Asset Target Allocation Growth Funds   D. ECONOMIES OF SCALE AND BREAKPOINTS        to provide these services to each Fund.
Index. The Board also reviewed the
methodology used by Lipper to identify the   The Board noted that AIM does not charge        The Board considered the benefits
Fund's peers. The Board noted that the       the Funds any advisory fees pursuant to      realized by AIM as a result of portfolio
Fund's performance was comparable to the     the Funds' advisory agreement, although      brokerage transactions executed through
median performance of its peers for the      the underlying funds in which the Funds      "soft dollar" arrangements. Under these
one year period. The Board noted that the    invest pay AIM advisory fees. The Board      arrangements, portfolio brokerage
Fund's performance was above the             also noted that each Fund shares directly    commissions paid by the Funds and/or other
performance of the Index for the one year    in economies of scale through lower fees     funds advised by AIM are used to pay for
period. The Board also considered the        charged by third party service providers     research and execution services. The Board
steps AIM has taken over the last several    based on the combined size of all of the     noted that soft dollar arrangements shift
years to improve the quality and             AIM Funds and affiliates.                    the payment obligation for the research
efficiency of the services that AIM                                                       and executions services from AIM to the
provides to the AIM Funds. The Board         E. PROFITABILITY AND FINANCIAL RESOURCES     funds and therefore may reduce AIM's
concluded that AIM continues to be              OF AIM                                    expenses. The Board also noted that
responsive to the Board's focus on fund                                                   research obtained through soft dollar
performance. Although the independent        The Board reviewed information from AIM      arrangements may be used by AIM in making
written evaluation of the Fund's Senior      concerning the costs of the advisory and     investment decisions for each Fund and may
Officer (discussed below) only considered    other services that AIM and its affiliates   therefore benefit Fund shareholders. The
Fund performance through the most recent     provide to each Fund and the profitability   Board concluded that AIM's soft dollar
calendar year, the Board also reviewed       of AIM and its affiliates in providing       arrangements were appropriate. The Board
more recent Fund performance and this        these services. The Board also reviewed      also concluded that, based on their review
review did not change their conclusions.     information concerning the financial         and representations made by AIM, these
                                             condition of AIM and its affiliates. The     arrangements were consistent with
AIM MODERATELY CONSERVATIVE ALLOCATION       Board also reviewed with AIM the             regulatory requirements.
FUND                                         methodology used to prepare the
                                             profitability information. The Board
The Board noted that the Fund recently       considered the overall profitability of
began opera-                                 AIM, as well as the

Supplement to Semiannual Report dated 6/30/07

AIM ALLOCATION FUNDS                         ==========================================
                                             AIM Conservative Allocation Fund             COMPARATIVE BENCHMARKS. PLEASE CONSULT
Institutional Class Shares                                                                YOUR FUND PROSPECTUS FOR MORE INFORMATION.
                                             AVERAGE ANNUAL TOTAL RETURNS                 FOR THE MOST CURRENT MONTH-END
The following information has been           For periods ended 6/30/07                    PERFORMANCE, PLEASE CALL 800-451-4246 OR
prepared to provide Institutional Class                                                   VISIT AIMINVESTMENTS.COM.
shareholders with a performance overview     Inception (4/30/04)                  6.03%
specific to their holdings. Institutional    1 Year                               9.61
Class shares are offered exclusively to      6 Months*                            3.75
institutional investors, including defined
contribution plans that meet certain         *    Cumulative total return that has not
criteria.                                         been annualized
==========================================
                                             ==========================================
AIM Moderate Allocation Fund                 AIM Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/07                    For periods ended 6/30/07

Inception (4/30/04)                 11.79%   Inception (4/30/04)                 15.77%
1 Year                              16.76    1 Year                              20.73
6 Months*                            7.10    6 Months*                            8.42

*    Cumulative total return that has not    *    Cumulative total return that has not
     been annualized                              been annualized
==========================================
                                             ==========================================
AIM Moderate Growth Allocation Fund          AIM Moderately Conservative Allocation
                                             Fund
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/07                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/07
Inception (4/29/05)                 17.36%
1 Year                              19.16    Inception (4/29/05)                  9.58%
6 Months*                            7.84    1 Year                              12.29
                                             6 Months*                            4.95
*    Cumulative total return that has not
     been annualized                         *    Cumulative total return that has not
==========================================        been annualized
                                             ==========================================
INSTITUTIONAL CLASS SHARES HAVE NO SALES
CHARGE; THEREFORE, PERFORMANCE IS AT NET          PLEASE NOTE THAT PAST PERFORMANCE IS    ==========================================
ASSET VALUE (NAV). PERFORMANCE OF            NOT INDICATIVE OF FUTURE RESULTS. MORE       NASDAQ SYMBOLS
INSTITUTIONAL CLASS SHARES WILL DIFFER       RECENT RETURNS MAY BE MORE OR LESS THAN
FROM PERFORMANCE OF OTHER SHARE CLASSES      THOSE SHOWN. ALL RETURNS ASSUME              AIM MODERATE ALLOCATION FUND         AMLIX
PRIMARILY DUE TO DIFFERING SALES CHARGES     REINVESTMENT OF DISTRIBUTIONS AT NAV.        AIM MODERATE GROWTH ALLOCATION FUND  AIMGX
AND CLASS EXPENSES.                          INVESTMENT RETURN AND PRINCIPAL VALUE WILL   AIM CONSERVATIVE ALLOCATION FUND     ACNIX
                                             FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,     AIM GROWTH ALLOCATION FUND           AADIX
     HAD THE ADVISOR NOT WAIVED FEES         MAY BE WORTH MORE OR LESS THAN THEIR         AIM MODERATELY CONSERVATIVE
AND/OR REIMBURSED EXPENSES, PERFORMANCE      ORIGINAL COST. SEE FULL REPORT FOR           ALLOCATION FUND                      CMAIX
WOULD HAVE BEEN LOWER.                       INFORMATION ON                               ==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               AAS-INS-2              A I M Distributors, Inc.                            - REGISTERED TRADEMARK -

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                      your Fund invests in. The effect of the      5% per year before expenses, which is not
                                             estimated underlying fund expenses that      the Fund's actual return.
As a shareholder of the Fund, you incur      you bear indirectly are included in your
ongoing costs. This example is intended to   Fund's total return.                              The hypothetical account values and
help you understand your ongoing costs (in                                                expenses may not be used to estimate the
dollars) of investing in the Fund and to     Actual expenses                              actual ending account balance or expenses
compare these costs with ongoing costs of                                                 you paid for the period. You may use this
investing in other mutual funds. The         The table below provides information about   information to compare the ongoing costs
example is based on an investment of         actual account values and actual expenses.   of investing in the Fund and other funds.
$1,000 invested at the beginning of the      You may use the information in this table,   To do so, compare this 5% hypothetical
period and held for the entire period        together with the amount you invested, to    example with the 5% hypothetical examples
January 1, 2007, through June 30, 2007.      estimate the expenses that you paid over     that appear in the shareholder reports of
                                             the period. Simply divide your account       the other funds.
     In addition to the fees and expenses    value by $1,000 (for example, an $8,600
which the Fund bears directly, the Fund      account value divided by $1,000 = 8.6),           Please note that the expenses shown
indirectly bears a pro rata share of the     then multiply the result by the number in    in the table are meant to highlight your
fees and expenses of the underlying funds    the table under the heading entitled         ongoing costs only. Therefore, the
in which your Fund invests. The amount of    "Actual Expenses Paid During Period" to      hypothetical information is useful in
fees and expenses incurred indirectly by     estimate the expenses you paid on your       comparing ongoing costs only, and will not
your Fund will vary because the underlying   account during this period.                  help you determine the relative total
funds have varied expenses and fee levels                                                 costs of owning different funds. In
and the Fund may own different proportions   Hypothetical example for comparison          addition, expenses shown in the table do
of the underlying funds at different         purposes                                     not include the expenses of the underlying
times. Estimated underlying fund expenses                                                 funds, which are borne indirectly by the
are not expenses that are incurred           The table below also provides information    Fund. If indirect expenses were included,
directly by your Fund. They are expenses     about hypothetical account values and        your costs would have been higher.
that are incurred directly by the            hypothetical expenses based on the Fund's
underlying funds and are deducted from the   actual expense ratio and an assumed rate
value of the funds                           of return of

AIM Moderate Allocation Fund

====================================================================================================================================

                                                                                        HYPOTHETICAL
                                                      ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING           EXPENSES           ENDING            EXPENSES       ANNUALIZED
    SHARE           ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS              (1/1/07)            (6/30/07)(1)        PERIOD(2)        (6/30/07)          PERIOD(2)          RATIO

Institutional         $1,000.00             $1,071.00           $0.46           $1,024.35             $0.45           0.09%

====================================================================================================================================

AIMinvestments.com               AAS-INS-2              A I M Distributors, Inc.

Information about your Fund's expenses

Calculating your ongoing Fund expenses (continued)

====================================================================================================================================

AIM Moderate Growth Allocation Fund

                                                                                        HYPOTHETICAL
                                                      ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING           EXPENSES           ENDING            EXPENSES       ANNUALIZED
    SHARE           ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS              (1/1/07)            (6/30/07)(1)        PERIOD(2)        (6/30/07)          PERIOD(2)          RATIO

Institutional         $1,000.00             $1,078.40           $0.57           $1,024.25             $0.55           0.11%

====================================================================================================================================

AIM Conservative Allocation Fund

                                                                                        HYPOTHETICAL
                                                      ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING           EXPENSES           ENDING            EXPENSES       ANNUALIZED
    SHARE           ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS              (1/1/07)            (6/30/07)(1)        PERIOD(2)        (6/30/07)          PERIOD(2)          RATIO

Institutional         $1,000.00             $1,037.50           $1.16           $1,023.65             $1.15           0.23%

====================================================================================================================================

AIM Growth Allocation Fund

                                                                                        HYPOTHETICAL
                                                      ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING           EXPENSES           ENDING            EXPENSES       ANNUALIZED
    SHARE           ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS              (1/1/07)            (6/30/07)(1)        PERIOD(2)        (6/30/07)          PERIOD(2)          RATIO

Institutional         $1,000.00             $1,084.20           $0.52           $1,024.30             $0.50           0.10%

====================================================================================================================================

AIM Moderately Conservative Allocation Fund

                                                                                        HYPOTHETICAL
                                                      ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING           EXPENSES           ENDING            EXPENSES       ANNUALIZED
    SHARE           ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS              (1/1/07)            (6/30/07)(1)        PERIOD(2)        (6/30/07)          PERIOD(2)          RATIO

Institutional         $1,000.00             $1,049.50           $0.71           $1,024.10             $0.70           0.14%

====================================================================================================================================

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

AIMinvestments.com               AAS-INS-2              A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements,tax forms,fund reports, and    in the Fund's semiannual and annual reports to shareholders. For the first and
prospectuses are available, we will send you an     third quarters, the Fund files the lists with the Securities and Exchange
e-mail notification containing links to these       Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your              Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
statements and tax forms.                           drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and
   postage.                                         002-57526.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site,AIMinvestments.com. On the home page,scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30,2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com,access the About Us tab,click on Required Notices and then click on Proxy Voting Activity. Next,select the Fund from the drop-down
HOW DO I SIGN UP?                                   menu. The information is also available on the SEC Web site,sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                                                                                             [AIM INVESTMENTS LOGO]
                                                    AAS-SAR-1             A I M Distributors,Inc.           --REGISTERED TRADEMARK--


                                                          AIM GLOBAL EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2007

INTERNATIONAL/ GLOBAL EQUITY

International/Global Blend

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   21
Approval of Advisory Agreement ...........   22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM GLOBAL EQUITY FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards. Since my last letter, your Board
     PHOTO]                                  has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of
Bruce L. Crockett                            leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM GLOBAL EQUITY FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                    8.50%
Class B Shares                                                                    8.07
Class C Shares                                                                    8.08
Class R Shares                                                                    8.32
MSCI World Index(1) (Broad Market Index / Style-Specific Index)                   9.17
Lipper Global Multi-Cap Core Funds Index(1) (Peer Group Index)                    8.47

SOURCE: (1) LIPPER INC.

The unmanaged MSCI WORLD INDEX(SM) is a group of global securities tracked by Morgan
Stanley Capital International.

   The LIPPER GLOBAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      THE PERFORMANCE DATA QUOTED REPRESENT     AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
FUND PERFORMANCE                             PAST PERFORMANCE AND CANNOT GUARANTEE        A FRONT-END SALES CHARGE; RETURNS SHOWN
                                             COMPARABLE FUTURE RESULTS; CURRENT           ARE AT NET ASSET VALUE AND DO NOT REFLECT
As of 6/30/07, including applicable sales    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   A 0.75% CDSC THAT MAY BE IMPOSED ON A
charges                                      VISIT AIMINVESTMENTS.COM FOR THE MOST        TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE    WITHIN THE FIRST YEAR.
CLASS A SHARES                               FIGURES REFLECT REINVESTED DISTRIBUTIONS,
Inception (9/15/97)                  9.78%   CHANGES IN NET ASSET VALUE AND THE EFFECT       THE PERFORMANCE OF THE FUND'S SHARE
   5 Years                          14.78    OF THE MAXIMUM SALES CHARGE UNLESS           CLASSES WILL DIFFER PRIMARILY DUE TO
   1 Year                           13.31    OTHERWISE STATED. PERFORMANCE FIGURES DO     DIFFERENT SALES CHARGE STRUCTURES AND
                                             NOT REFLECT DEDUCTION OF TAXES A             CLASS EXPENSES.
CLASS B SHARES                               SHAREHOLDER WOULD PAY ON FUND
Inception (9/15/97)                  9.96%   DISTRIBUTIONS OR SALE OF FUND SHARES.           A REDEMPTION FEE OF 2% WILL BE IMPOSED
   5 Years                          15.14    INVESTMENT RETURN AND PRINCIPAL VALUE WILL   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
   1 Year                           13.94    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     THE FUND WITHIN 30 DAYS OF PURCHASE.
                                             LOSS WHEN YOU SELL SHARES.                   EXCEPTIONS TO THE REDEMPTION FEE ARE
CLASS C SHARES                                                                            LISTED IN THE FUND'S PROSPECTUS.
Inception (1/2/98)                  10.49%      THE TOTAL ANNUAL FUND OPERATING EXPENSE
   5 Years                          15.37    RATIO SET FORTH IN THE MOST RECENT FUND
   1 Year                           18.03    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C AND CLASS R
CLASS R SHARES                               SHARES WAS 1.46%, 2.21%, 2.21% AND 1.71%,
Inception                           10.24%   RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
   5 Years                          15.88    ABOVE MAY VARY FROM THE EXPENSE RATIOS
   1 Year                           19.56    PRESENTED IN OTHER SECTIONS OF THIS REPORT
==========================================   THAT ARE BASED ON EXPENSES INCURRED DURING
                                             THE PERIOD COVERED BY THIS REPORT.
CLASS R SHARES' INCEPTION DATE IS OCTOBER
31, 2005. RETURNS SINCE THAT DATE ARE           CLASS A SHARE PERFORMANCE REFLECTS THE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
BLENDED RETURNS OF HISTORICAL CLASS R        AND CLASS C SHARE PERFORMANCE REFLECTS THE
SHARE PERFORMANCE AND RESTATED CLASS A       APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
THE INCEPTION DATE OF CLASS R SHARES) AT     CDSC ON CLASS B SHARES DECLINES FROM 5%
NET ASSET VALUE, ADJUSTED TO REFLECT THE     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   THE BEGINNING OF THE SEVENTH YEAR. THE
R SHARES. CLASS A SHARES' INCEPTION DATE     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
IS SEPTEMBER 15, 1997.                       YEAR

AIM Global Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Financials                                        25.0%
---------------------------------------------------------
Information Technology                            15.2
---------------------------------------------------------
Consumer Discretionary                             8.3
---------------------------------------------------------
Materials                                          8.1
---------------------------------------------------------
Industrials                                        7.7
---------------------------------------------------------
Utilities                                          7.6
---------------------------------------------------------
Consumer Staples                                   6.7
---------------------------------------------------------
Telecommunication Services                         6.5
---------------------------------------------------------
Energy                                             5.2
---------------------------------------------------------
Health Care                                        4.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      5.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-48.03%

AUSTRALIA-4.30%

Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(a)                          143,464   $  3,518,009
------------------------------------------------------------------------
Macquarie Bank Ltd. (Investment Banking &
  Brokerage)(b)                                    28,811      2,076,574
------------------------------------------------------------------------
Westpac Banking Corp. (Diversified Banks)(b)      507,374     11,039,645
------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)(a)     528,056      8,359,566
========================================================================
                                                              24,993,794
========================================================================

BELGIUM-4.72%

Dexia S.A. (Diversified Banks)(a)(b)              394,561     12,323,625
------------------------------------------------------------------------
Fortis (Other Diversified Financial
  Services)(a)                                     29,427      1,246,694
------------------------------------------------------------------------
GIMV N.V. (Multi-Sector Holdings)(a)               75,357      5,466,223
------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                     99,023      8,431,313
========================================================================
                                                              27,467,855
========================================================================

CANADA-2.60%

Bank of Nova Scotia (Diversified Banks)            92,200      4,495,724
------------------------------------------------------------------------
Laurentian Bank of Canada (Regional Banks)(b)      96,900      3,238,189
------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)              297,100      7,392,629
========================================================================
                                                              15,126,542
========================================================================

DENMARK-1.97%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)                             63,900      6,959,171
------------------------------------------------------------------------
William Demant Holdings A.S. (Health Care
  Equipment)(a)(b)(c)                              45,800      4,519,943
========================================================================
                                                              11,479,114
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

FRANCE-5.33%

Axa (Multi-Line Insurance)(a)(b)                  352,593   $ 15,130,016
------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                 90,922     10,831,848
------------------------------------------------------------------------
Christian Dior S.A. (Apparel, Accessories &
  Luxury Goods)(a)                                 38,927      5,034,940
========================================================================
                                                              30,996,804
========================================================================

GERMANY-3.50%

BASF A.G. (Diversified Chemicals)(a)               27,932      3,667,609
------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital
  Markets)(a)                                      35,396      5,151,105
------------------------------------------------------------------------
Norddeutsche Affinerie A.G. (Diversified
  Metals & Mining)(a)(b)                          261,147     11,516,628
========================================================================
                                                              20,335,342
========================================================================

GREECE-0.35%

Diana Shipping Inc. (Marine)                       90,700      2,031,680
========================================================================

JAPAN-9.04%

Arisawa Mfg. Co., Ltd. (Electronic Equipment
  Manufacturers)(a)(b)                            180,600      1,565,150
------------------------------------------------------------------------
Chugoku Electric Power Co., Inc. (Electric
  Utilities)(a)(b)                                237,900      4,701,365
------------------------------------------------------------------------
Circle K Sunkus Co., Ltd. (Food Retail)(b)         83,800      1,463,013
------------------------------------------------------------------------
Denki Kogyo Co., Ltd. (Communications
  Equipment)(a)                                   263,000      2,102,690
------------------------------------------------------------------------
Fintech Global Inc. (Investment Banking &
  Brokerage)(b)                                     3,720      1,933,252
------------------------------------------------------------------------
Hokuriku Electric Power Co. (Electric
  Utilities)(a)(b)                                 66,000      1,274,847
------------------------------------------------------------------------
Kansai Electric Power Co., Inc. (The)
  (Electric Utilities)                            257,600      6,097,475
------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(a)(b)                                529,900     13,856,727
------------------------------------------------------------------------

AIM Global Equity Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Marusan Securities Co., Ltd. (Investment
  Banking & Brokerage)(a)(b)                      398,800   $  4,466,825
------------------------------------------------------------------------
SBI Holdings, Inc. (Asset Management &
  Custody Banks)(a)                                 9,053      2,864,208
------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Electric
  Utilities)(a)                                   292,600      6,549,642
------------------------------------------------------------------------
Toyo Securities Co., Ltd. (Investment Banking
  & Brokerage)(a)                                 428,000      1,773,992
------------------------------------------------------------------------
Uniden Corp. (Communications Equipment)(b)        137,000      1,003,443
------------------------------------------------------------------------
Yodogawa Steel Works, Ltd. (Steel)(a)(b)          526,000      2,915,203
========================================================================
                                                              52,567,832
========================================================================

NETHERLANDS-0.12%

Aegon N.V. (Life & Health Insurance)(a)            35,681        701,508
========================================================================

NORWAY-0.35%

Statoil A.S.A. (Integrated Oil & Gas)(a)(b)        66,600      2,060,621
========================================================================

POLAND-0.53%

KGHM Polska Miedz S.A. (Diversified Metals &
  Mining)(a)                                       81,800      3,108,875
========================================================================

SPAIN-1.86%

Gestevision Telecinco S.A. (Broadcasting &
  Cable TV)(a)                                    237,523      6,738,846
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                       68,902      4,064,323
========================================================================
                                                              10,803,169
========================================================================

SWEDEN-3.08%

Industrivarden A.B.-Class C (Multi-Sector
  Holdings)(a)                                    363,800      7,491,028
------------------------------------------------------------------------
Investor A.B.-Class A (Multi-Sector
  Holdings)(a)(b)                                  65,400      1,658,614
------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)                    442,200      8,780,700
========================================================================
                                                              17,930,342
========================================================================

SWITZERLAND-4.51%

Basler Kantonalbank-PC (Regional Banks)(b)         65,161      6,213,887
------------------------------------------------------------------------
Huber & Suhner A.G. (Electrical Components &
  Equipment)                                       10,986      2,428,024
------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)            46,379     17,612,584
========================================================================
                                                              26,254,495
========================================================================

TAIWAN-0.56%

China Steel Corp. (Steel)                       1,986,172      2,419,948
------------------------------------------------------------------------
Formosa Petrochemical Corp. (Oil & Gas
  Refining & Marketing)(a)                        332,000        828,233
========================================================================
                                                               3,248,181
========================================================================

UNITED KINGDOM-5.21%

Antofagasta PLC (Diversified Metals &
  Mining)(a)                                      226,039      2,773,035
------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)(a)               115,016      1,708,211
------------------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)(a)                                 2,607,517      7,813,672
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Prudential PLC (Life & Health Insurance)(a)        62,078   $    884,122
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      2,044,009     17,112,699
========================================================================
                                                              30,291,739
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $255,823,467)                   279,397,893
========================================================================

DOMESTIC COMMON STOCKS-46.49%

AEROSPACE & DEFENSE-2.44%

Lockheed Martin Corp.                             150,591     14,175,131
========================================================================

AIRLINES-1.05%

AMR Corp.(c)                                      132,449      3,490,031
------------------------------------------------------------------------
Continental Airlines, Inc.-Class B(c)              54,515      1,846,423
------------------------------------------------------------------------
US Airways Group, Inc.(c)                          26,356        797,796
========================================================================
                                                               6,134,250
========================================================================

AUTOMOBILE MANUFACTURERS-0.58%

General Motors Corp.                               89,759      3,392,890
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.86%

RadioShack Corp.                                  150,566      4,989,757
========================================================================

COMPUTER HARDWARE-6.73%

Apple, Inc.(c)                                    177,041     21,606,084
------------------------------------------------------------------------
Hewlett-Packard Co.                               147,096      6,563,423
------------------------------------------------------------------------
International Business Machines Corp.             104,505     10,999,151
========================================================================
                                                              39,168,658
========================================================================

EDUCATION SERVICES-0.26%

ITT Educational Services, Inc.(c)                  13,012      1,527,349
========================================================================

ELECTRIC UTILITIES-1.12%

Edison International                               67,853      3,807,911
------------------------------------------------------------------------
FPL Group, Inc.                                    47,761      2,709,959
========================================================================
                                                               6,517,870
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.66%

Cooper Industries, Ltd.-Class A                    55,589      3,173,576
------------------------------------------------------------------------
Rockwell Automation, Inc.                           9,207        639,334
========================================================================
                                                               3,812,910
========================================================================

HEALTH CARE EQUIPMENT-1.61%

Baxter International Inc.                         165,835      9,343,144
========================================================================

HEALTH CARE SUPPLIES-0.13%

Alcon, Inc.                                         5,649        762,107
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.85%

Wyndham Worldwide Corp.(c)                        136,871      4,962,943
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.70%

Constellation Energy Group                         46,609      4,062,907
========================================================================

INDUSTRIAL CONGLOMERATES-0.86%

3M Co.                                             57,661      5,004,398
========================================================================

AIM Global Equity Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-1.55%

Exxon Mobil Corp.                                 107,256   $  8,996,633
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.92%

Cincinnati Bell Inc. (c)                          235,720      1,362,462
------------------------------------------------------------------------
Embarq Corp.                                      271,245     17,188,796
------------------------------------------------------------------------
Qwest Communications International Inc. (c)       439,745      4,265,526
========================================================================
                                                              22,816,784
========================================================================

INTERNET RETAIL-0.97%

Blue Nile, Inc.(b)(c)                              93,476      5,645,950
========================================================================

IT CONSULTING & OTHER SERVICES-2.50%

Accenture Ltd.-Class A(b)                         338,598     14,522,468
========================================================================

MANAGED HEALTH CARE-0.50%

Aetna Inc.                                         27,457      1,356,376
------------------------------------------------------------------------
Humana Inc. (c)                                    25,452      1,550,281
========================================================================
                                                               2,906,657
========================================================================

MULTI-UTILITIES-0.19%

CenterPoint Energy, Inc.                           62,656      1,090,214
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.47%

Tidewater Inc.(b)                                 120,918      8,570,668
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.70%

XTO Energy, Inc.                                  164,149      9,865,355
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.90%

JPMorgan Chase & Co.                              348,192     16,869,902
========================================================================

PAPER PRODUCTS-0.82%

International Paper Co.                           121,736      4,753,791
========================================================================

PERSONAL PRODUCTS-0.49%

Alberto-Culver Co.                                120,896      2,867,653
========================================================================

PUBLISHING-1.11%

McGraw-Hill Cos., Inc. (The)                       95,291      6,487,411
========================================================================

RESTAURANTS-0.97%

McDonald's Corp.                                  111,407      5,655,019
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-3.06%

Applied Materials, Inc.(b)                        895,123   $ 17,786,094
========================================================================

SEMICONDUCTORS-0.46%

Texas Instruments Inc.                             71,096      2,675,343
========================================================================

SPECIALIZED FINANCE-2.71%

Moody's Corp.                                     253,374     15,759,863
========================================================================

SYSTEMS SOFTWARE-1.64%

Microsoft Corp.                                   323,055      9,520,431
========================================================================

THRIFTS & MORTGAGE FINANCE-0.10%

Corus Bankshares, Inc.(b)                          33,407        576,605
========================================================================

TRUCKING-0.44%

Landstar System, Inc.                              53,651      2,588,661
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.14%

Telephone and Data Systems, Inc.                  106,220      6,646,184
========================================================================
    Total Domestic Common Stocks (Cost
      $239,162,510)                                          270,456,000
========================================================================

MONEY MARKET FUNDS-2.19%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,356,713      6,356,713
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        6,356,713      6,356,713
========================================================================
    Total Money Market Funds (Cost
      $12,713,426)                                            12,713,426
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-96.71% (Cost
  $507,699,403)                                              562,567,319
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-12.12%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  35,248,642     35,248,642
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  35,248,642     35,248,642
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $70,497,284)                                70,497,284
========================================================================
TOTAL INVESTMENTS-108.83% (Cost $578,196,687)                633,064,603
------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(8.83)%                        (51,382,938)
------------------------------------------------------------------------
NET ASSETS-100.00%                                          $581,681,665
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $227,564,410, which represented 39.12% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $494,985,977)*     $549,853,893
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $83,210,710)                             83,210,710
===========================================================
    Total investments (Cost $578,196,687)       633,064,603
===========================================================
Foreign currencies, at value (Cost
  $15,655,564)                                   15,795,269
-----------------------------------------------------------
Cash                                                 98,750
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,092,410
-----------------------------------------------------------
  Dividends                                       3,768,121
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               21,023
-----------------------------------------------------------
Other assets                                         58,437
===========================================================
    Total assets                                653,898,613
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,186,829
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 42,194
-----------------------------------------------------------
  Collateral upon return of securities loaned    70,497,284
-----------------------------------------------------------
Accrued distribution fees                           191,628
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            4,993
-----------------------------------------------------------
Accrued transfer agent fees                         182,041
-----------------------------------------------------------
Accrued operating expenses                          111,979
===========================================================
    Total liabilities                            72,216,948
===========================================================
Net assets applicable to shares outstanding    $581,681,665
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $463,317,426
-----------------------------------------------------------
Undistributed net investment income               5,418,126
-----------------------------------------------------------
Undistributed net realized gain                  57,922,088
-----------------------------------------------------------
Unrealized appreciation                          55,024,025
===========================================================
                                               $581,681,665
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $352,850,531
___________________________________________________________
===========================================================
Class B                                        $ 96,568,196
___________________________________________________________
===========================================================
Class C                                        $ 45,668,919
___________________________________________________________
===========================================================
Class R                                        $    207,236
___________________________________________________________
===========================================================
Institutional Class                            $ 86,386,783
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

___________________________________________________________
===========================================================
Class A                                          19,742,401
___________________________________________________________
===========================================================
Class B                                           5,679,253
___________________________________________________________
===========================================================
Class C                                           2,689,960
___________________________________________________________
===========================================================
Class R                                              11,615
___________________________________________________________
===========================================================
Institutional Class                               4,786,942
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.87
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $17.87 divided by
      94.50%)                                  $      18.91
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.98
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      17.84
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      18.05
___________________________________________________________
===========================================================

* At June 30, 2007, securities with an aggregate value of $68,461,699 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Equity Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,022,649)    $  8,965,725
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $310,500)                           764,332
==========================================================================
    Total investment income                                      9,730,057
==========================================================================

EXPENSES:

Advisory fees                                                    2,704,910
--------------------------------------------------------------------------
Administrative services fees                                        83,822
--------------------------------------------------------------------------
Custodian fees                                                      88,828
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          422,290
--------------------------------------------------------------------------
  Class B                                                          495,230
--------------------------------------------------------------------------
  Class C                                                          218,580
--------------------------------------------------------------------------
  Class R                                                              519
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               553,718
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                34,143
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           16,700
--------------------------------------------------------------------------
Other                                                              148,948
==========================================================================
    Total expenses                                               4,767,688
==========================================================================
Less: Fees waived and expense offset arrangements                 (540,220)
==========================================================================
    Net expenses                                                 4,227,468
==========================================================================
Net investment income                                            5,502,589
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $428,696)                             50,230,602
--------------------------------------------------------------------------
  Foreign currencies                                               206,529
==========================================================================
                                                                50,437,131
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (11,068,020)
--------------------------------------------------------------------------
  Foreign currencies                                               129,401
==========================================================================
                                                               (10,938,619)
==========================================================================
Net realized and unrealized gain                                39,498,512
==========================================================================
Net increase in net assets resulting from operations          $ 45,001,101
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2007             2006
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,502,589     $  4,478,093
---------------------------------------------------------------------------------------------
  Net realized gain                                             50,437,131       58,283,864
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (10,938,619)      20,090,260
=============================================================================================
    Net increase in net assets resulting from operations        45,001,101       82,852,217
=============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --       (3,606,125)
---------------------------------------------------------------------------------------------
  Class B                                                               --         (452,271)
---------------------------------------------------------------------------------------------
  Class C                                                               --         (184,182)
---------------------------------------------------------------------------------------------
  Class R                                                               --           (1,251)
---------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (958,582)
=============================================================================================
    Total distributions from net investment income                      --       (5,202,411)
=============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (31,569,940)
---------------------------------------------------------------------------------------------
  Class B                                                               --      (10,327,714)
---------------------------------------------------------------------------------------------
  Class C                                                               --       (4,205,620)
---------------------------------------------------------------------------------------------
  Class R                                                               --          (13,790)
---------------------------------------------------------------------------------------------
  Institutional Class                                                   --       (6,279,362)
=============================================================================================
    Total distributions from net realized gains                         --      (52,396,426)
=============================================================================================
    Decrease in net assets resulting from distributions                 --      (57,598,837)
=============================================================================================
Share transactions-net:
  Class A                                                        1,133,488       43,441,460
---------------------------------------------------------------------------------------------
  Class B                                                      (11,328,990)        (723,229)
---------------------------------------------------------------------------------------------
  Class C                                                        1,010,897        4,052,639
---------------------------------------------------------------------------------------------
  Class R                                                           19,611          158,753
---------------------------------------------------------------------------------------------
  Institutional Class                                           14,145,042       24,139,613
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                4,980,048       71,069,236
=============================================================================================
    Net increase in net assets                                  49,981,149       96,322,616
=============================================================================================

NET ASSETS:

  Beginning of period                                          531,700,516      435,377,900
=============================================================================================
  End of period (including undistributed net investment
    income of $5,418,126 and $(84,463), respectively)         $581,681,665     $531,700,516
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Global Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Global Equity Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================


Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $518,990.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimbursed any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under

AIM Global Equity Fund

the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $44,087 in front-end sales commissions from the sale of Class A shares and $630, $34,969, $1,217 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 6,497,631      $ 53,520,223      $ (53,661,141)     $ 6,356,713     $227,482
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             6,497,631        53,520,223        (53,661,141)       6,356,713      226,350
=================================================================================================
  Subtotal        $12,995,262      $107,040,446      $(107,322,282)     $12,713,426     $453,832
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $22,269,452      $121,265,883      $(108,286,693)     $35,248,642     $155,220
-------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            22,269,452       121,265,883       (108,286,693)      35,248,642      155,280
-------------------------------------------------------------------------------------------------
  Subtotal        $44,538,904      $242,531,766      $(216,573,386)     $70,497,284     $310,500
=================================================================================================
  Total
    Investments
    in
    Affiliates    $57,534,166      $349,572,212      $(323,895,668)     $83,210,710     $764,332
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $4,998,470, which resulted in net realized gains of $428,696.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $21,230.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who

AIM Global Equity Fund

also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,253 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $68,461,699 were on loan to brokers. The loans were secured by cash collateral of $70,497,284 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $310,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

AIM Global Equity Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $519,355,698 and $523,611,633, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $59,685,031
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (6,900,521)
===============================================================================
Net unrealized appreciation of investment securities               $52,784,510
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $580,280,093.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,631,489    $28,058,277     4,252,161    $71,292,997
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        416,332      6,827,883     1,197,789     19,259,215
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        318,272      5,223,102       568,227      9,124,165
--------------------------------------------------------------------------------------------------------------------
  Class R                                                          6,096        102,079         9,394        158,927
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,031,064     18,025,378     1,276,659     21,729,210
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --     2,024,428     33,180,370
--------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       649,805     10,169,462
--------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       298,769      4,669,788
--------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --           918         15,041
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --       433,909      7,163,832
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        394,453      6,865,528       554,881      9,322,967
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (414,042)    (6,865,528)     (580,061)    (9,322,967)
====================================================================================================================
Reacquired:(b)
  Class A                                                     (1,959,389)   (33,790,317)   (4,205,149)   (70,354,874)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (689,258)   (11,291,345)   (1,295,788)   (20,828,939)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (255,429)    (4,212,205)     (610,757)    (9,741,314)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                         (4,816)       (82,468)         (927)       (15,215)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (220,881)    (3,880,336)     (279,187)    (4,753,429)
====================================================================================================================
                                                                 253,891    $ 4,980,048     4,295,071    $71,069,236
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $7,979, $2,284, $1,035, $5 and $1,856 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended June 30, 2007 and $6,921, $2,279, $887, $2 and $1,220 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended December 31, 2006.

AIM Global Equity Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30,        -------------------------------------------------------------
                                             2007            2006        2005        2004           2003          2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.47        $  15.54    $  15.65    $  13.54       $   9.95       $ 11.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.18(a)         0.19        0.15(a)    (0.02)(a)      (0.06)(a)     (0.02)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.22            2.73        1.34        2.93           3.79         (1.03)
========================================================================================================================
    Total from investment operations           1.40            2.92        1.49        2.91           3.73         (1.05)
========================================================================================================================
Less distributions:
  Dividends from net investment income           --           (0.20)      (0.13)         --             --            --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --           (1.79)      (1.47)      (0.80)         (0.14)           --
========================================================================================================================
    Total distributions                          --           (1.99)      (1.60)      (0.80)         (0.14)           --
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00        0.00        0.00           0.00            --
========================================================================================================================
Net asset value, end of period             $  17.87        $  16.47    $  15.54    $  15.65       $  13.54       $  9.95
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                8.50%          18.88%       9.43%      21.64%         37.51%        (9.55)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $352,851        $324,111    $264,868    $182,416       $109,205       $68,335
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.39%(c)        1.45%       1.50%       1.94%          2.00%         2.00%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.57%(c)        1.64%       1.68%       1.96%          2.05%         2.05%
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           2.11%(c)        1.09%       0.91%      (0.11)%        (0.50)%       (0.18)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                       97%            166%        120%        115%           178%           80%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $340,631,728.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Equity Fund

                                                                            CLASS B
                                          ---------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                           YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------
                                             2007            2006       2005       2004          2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 15.73         $  14.92    $ 15.10    $ 13.15       $  9.71       $ 10.80
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.11(a)          0.06       0.03(a)   (0.09)(a)     (0.11)(a)     (0.07)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.16             2.62       1.28       2.84          3.69         (1.02)
=====================================================================================================================
    Total from investment operations          1.27             2.68       1.31       2.75          3.58         (1.09)
=====================================================================================================================
Less distributions:
  Dividends from net investment income          --            (0.08)     (0.03)        --            --            --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --            (1.79)     (1.46)     (0.80)        (0.14)           --
=====================================================================================================================
    Total distributions                         --            (1.87)     (1.49)     (0.80)        (0.14)           --
=====================================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00             0.00       0.00       0.00          0.00            --
=====================================================================================================================
Net asset value, end of period             $ 17.00         $  15.73    $ 14.92    $ 15.10       $ 13.15       $  9.71
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                               8.07%           18.02%      8.65%     21.06%        36.90%       (10.09)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $96,568         $100,141    $95,379    $74,120       $62,424       $54,029
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.14%(c)         2.20%      2.21%      2.44%         2.50%         2.50%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.32%(c)         2.39%      2.39%      2.46%         2.55%         2.55%
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          1.36%(c)         0.34%      0.20%     (0.61)%       (1.00)%       (0.68)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(d)                      97%             166%       120%       115%          178%           80%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $99,866,817.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Equity Fund

                                                                           CLASS C
                                          --------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                           YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ---------------------------------------------------------
                                             2007           2006       2005       2004          2003          2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 15.71         $ 14.89    $ 15.08    $ 13.14       $  9.71       $ 10.79
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.11(a)         0.06       0.03(a)   (0.09)(a)     (0.11)(a)     (0.07)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.16            2.63       1.27       2.83          3.68         (1.01)
====================================================================================================================
    Total from investment operations          1.27            2.69       1.30       2.74          3.57         (1.08)
====================================================================================================================
Less distributions:
  Dividends from net investment income          --           (0.08)     (0.03)        --            --            --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --           (1.79)     (1.46)     (0.80)        (0.14)           --
====================================================================================================================
    Total distributions                         --           (1.87)     (1.49)     (0.80)        (0.14)           --
====================================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00            0.00       0.00       0.00          0.00            --
====================================================================================================================
Net asset value, end of period             $ 16.98         $ 15.71    $ 14.89    $ 15.08       $ 13.14       $  9.71
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                               8.08%          18.12%      8.58%     21.00%        36.79%       (10.01)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $45,669         $41,261    $35,313    $20,375       $ 9,993       $ 4,551
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.14%(c)        2.20%      2.21%      2.44%         2.50%         2.50%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.32%(c)        2.39%      2.39%      2.46%         2.55%         2.55%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          1.36%(c)        0.34%      0.20%     (0.61)%       (1.00)%       (0.68)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(d)                      97%            166%       120%       115%          178%           80%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,078,307.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Equity Fund

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 16.46            $15.53           $ 16.07
---------------------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                           0.16(a)           0.12              0.02(a)
---------------------------------------------------------------------------------------------------------------

  Net gains on securities (both realized and unrealized)          1.22              2.76              1.03
===============================================================================================================

    Total from investment operations                              1.38              2.88              1.05
===============================================================================================================
Less distributions:

  Dividends from net investment income                              --             (0.16)            (0.13)
---------------------------------------------------------------------------------------------------------------

  Distributions from net realized gains                             --             (1.79)            (1.46)
===============================================================================================================

    Total distributions                                             --             (1.95)            (1.59)
===============================================================================================================

Redemption fees added to shares of beneficial interest            0.00              0.00                --
===============================================================================================================

Net asset value, end of period                                 $ 17.84            $16.46           $ 15.53
_______________________________________________________________________________________________________________
===============================================================================================================

Total return(b)                                                   8.38%            18.62%             6.46%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                       $   207            $  170           $    15
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements                  1.64%(c)          1.70%             1.73%(d)
---------------------------------------------------------------------------------------------------------------

  Without fee waivers and/or expense reimbursements               1.82%(c)          1.89%             1.91%(d)
===============================================================================================================

Ratio of net investment income to average net assets              1.86%(c)          0.84%             0.68%(d)
_______________________________________________________________________________________________________________
===============================================================================================================

Portfolio turnover rate(e)                                          97%              166%              120%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $209,375.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ------------------     DECEMBER 31,
                                                                 2007           2006       2005           2004
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 16.60         $ 15.64    $ 15.73       $ 13.98
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                           0.22(a)         0.23       0.23(a)       0.07(a)
-------------------------------------------------------------------------------------------------------------------

  Net gains on securities (both realized and unrealized)          1.23            2.79       1.34          2.48
===================================================================================================================

    Total from investment operations                              1.45            3.02       1.57          2.55
===================================================================================================================
Less distributions:

  Dividends from net investment income                              --           (0.27)     (0.21)           --
-------------------------------------------------------------------------------------------------------------------

  Distributions from net realized gains                             --           (1.79)     (1.45)        (0.80)
===================================================================================================================

    Total distributions                                             --           (2.06)     (1.66)        (0.80)
===================================================================================================================

Redemption fees added to shares of beneficial interest            0.00            0.00       0.00          0.00
===================================================================================================================

Net asset value, end of period                                 $ 18.05         $ 16.60    $ 15.64       $ 15.73
___________________________________________________________________________________________________________________
===================================================================================================================

Total return(b)                                                   8.74%          19.40%      9.97%        18.39%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                       $86,387         $66,018    $39,803       $13,158
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements                  1.00%(c)        1.03%      0.99%         1.18%(d)
-------------------------------------------------------------------------------------------------------------------

  Without fee waivers and/or expense reimbursements               1.18%(c)        1.22%      1.17%         1.20%(d)
===================================================================================================================

Ratio of net investment income to average net assets              2.50%(c)        1.50%      1.42%         0.65%(d)
___________________________________________________________________________________________________________________
===================================================================================================================

Portfolio turnover rate(e)                                          97%            166%       120%          115%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $76,229,863.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Equity Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM GLOBAL EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,085.00             $7.19              $1,017.90             $ 6.95             1.39%
   B                1,000.00             1,080.70             11.04               1,014.18              10.69             2.14
   C                1,000.00             1,080.80             11.04               1,014.18              10.69             2.14
   R                1,000.00             1,083.20              8.47               1,016.66               8.20             1.64

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Growth Series is required under the          recommendations regarding the performance,      PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Global       full Board. Moreover, the Investments        The Board reviewed the advisory services
Equity Fund (the Fund) investment advisory   Committee considers each SubCommittee's      provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).   recommendations in making its annual         Fund's advisory agreement, the performance
During contract renewal meetings held on     recommendation to the Board whether to       of AIM in providing these services, and
June 25-27, 2007, the Board as a whole and   approve the continuance of each AIM Fund's   the credentials and experience of the
the disinterested or "independent"           investment advisory agreement and            officers and employees of AIM who provide
Trustees, voting separately, approved the    sub-advisory agreement, if applicable        these services. The Board's review of the
continuance of the Fund's investment         (advisory agreements), for another year.     qualifications of AIM to provide these
advisory agreement for another year,                                                      services included the Board's
effective July 1, 2007. In doing so, the        The independent Trustees, as mentioned    consideration of AIM's portfolio and
Board determined that the Fund's advisory    above, are assisted in their annual          product review process, various back
agreement is in the best interests of the    evaluation of the advisory agreements by     office support functions provided by AIM,
Fund and its shareholders and that the       the independent Senior Officer. One          and AIM's equity and fixed income trading
compensation to AIM under the Fund's         responsibility of the Senior Officer is to   operations. The Board concluded that the
advisory agreement is fair and reasonable.   manage the process by which the AIM Funds'   nature, extent and quality of the advisory
                                             proposed management fees are negotiated      services provided to the Fund by AIM were
   The independent Trustees met separately   during the annual contract renewal process   appropriate and that AIM currently is
during their evaluation of the Fund's        to ensure that they are negotiated in a      providing satisfactory advisory services
investment advisory agreement with           manner which is at arms' length and          in accordance with the terms of the Fund's
independent legal counsel from whom they     reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
received independent legal advice, and the   Officer must either supervise a              their ongoing meetings throughout the year
independent Trustees also received           competitive bidding process or prepare an    with the Fund's portfolio managers, the
assistance during their deliberations from   independent written evaluation. The Senior   Board concluded that these individuals are
the independent Senior Officer, a            Officer has recommended that an              competent and able to continue to carry
full-time officer of the AIM Funds who       independent written evaluation be provided   out their responsibilities under the
reports directly to the independent          and, upon the direction of the Board, has    Fund's advisory agreement.
Trustees. The following discussion more      prepared an independent written
fully describes the process employed by      evaluation.                                     In determining whether to continue the
the Board to evaluate the performance of                                                  Fund's advisory agreement, the Board
the AIM Funds (including the Fund)              During the annual contract renewal        considered the prior relationship between
throughout the year and, more                process, the Board considered the factors    AIM and the Fund, as well as the Board's
specifically, during the annual contract     discussed below under the heading "Factors   knowledge of AIM's operations, and
renewal meetings.                            and Conclusions and Summary of Independent   concluded that it was beneficial to
                                             Written Fee Evaluation" in evaluating the    maintain the current relationship, in
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
                                             advisory agreement at the contract renewal   also considered the steps that AIM and its
The Board's Investments Committee has        meetings and at their meetings throughout    affiliates have taken over the last
established three Sub-Committees which are   the year as part of their ongoing            several years to improve the quality and
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
of a number of the series portfolios of      agreement was considered separately,         the Funds in the areas of investment
the AIM Funds. This SubCommittee structure   although the Board also considered the       performance, product line diversification,
permits the Trustees to focus on the         common interests of all of the AIM Funds     distribution, fund operations, shareholder
performance of the AIM Funds that have       in their deliberations. The Board            services and compliance. The Board
been assigned to them. The Sub-Committees    comprehensively considered all of the        concluded that the quality and efficiency
meet throughout the year to review the       information provided to them and did not     of the services AIM and its affiliates
performance of their assigned funds, and     identify any particular factor that was      provide to the AIM Funds in each of these
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   areas generally have improved, and support
quarterly comparative performance            have evaluated the information provided      the Board's approval of the continuance of
information and periodic asset flow data     differently from one another and             the Fund's advisory agreement.
for their assigned funds. These materials    attributed different weight to the various
are prepared under the direction and         factors. The Trustees recognized that the    B. FUND PERFORMANCE
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     The Board compared the Fund's performance
SubCommittees meet with portfolio managers   AIM Funds are the result of years of         during the past one, three and five
for their assigned funds and other members   review and negotiation between the           calendar years to the performance of funds
of management and review with these          Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
individuals the performance, investment      focus to a greater extent on certain         not managed by AIM, and against the
objective(s), policies, strategies and       aspects of these arrangements in some        performance of all funds in the Lipper
limitations of these funds.                  years than others, and that the Trustees'    Global Multi-Cap Core Funds Index. The
                                             deliberations and conclusions in a           Board also reviewed the methodology used
   In addition to their meetings             particular year may be based in part on      by Lipper to identify the Fund's peers.
throughout the year, the Sub-Committees      their deliberations and conclusions of       The Board noted that the Fund's
meet at designated contract renewal          these same arrangements throughout the       performance was comparable to the median
meetings each year to conduct an in-depth    year and in prior years.                     performance of its peers for the one and
review of the performance, fees and                                                       three year periods, and above such
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       performance for the five year period. The
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           Board noted that the Fund's performance
receive comparative performance and fee                                                   was comparable to the performance of the
data regarding all the AIM Funds prepared    The discussion below serves as a summary     Index for the one and three year periods,
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          and above such Index for the five year
under the direction and supervision of the   written evaluation, as well as a             period. The Board also considered the
independent Senior Officer who also          discussion of the material factors and       steps AIM has taken over the last several
prepares a separate analysis of this         related conclusions that formed the basis    years to improve the quality and
information for the Trustees. Each           for the Board's approval of the Fund's       efficiency of the services that AIM
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         provides to the AIM Funds. The Board
to the Investments Committee regarding the   stated, information set forth below is as    concluded that AIM continues to be
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
assigned funds. The Investments Committee    changes that may have occurred since that    performance. Although the independent
considers each Sub-Committee's recom-        date, including but not limited to changes   written evaluation of the Fund's Senior
                                             to the Fund's performance, advisory fees,    Officer (discussed below) only considered
                                             expense limitations and/or fee waivers.      Fund performance

                                                                                                                         (continued)

AIM GLOBAL EQUITY FUND

through the most recent calendar year, the   services to the Fund. The Board also         received by AIM and its affiliates for
Board also reviewed more recent Fund         considered whether the Fund benefits from    their provision of administrative,
performance and this review did not change   such economies of scale through              transfer agency and distribution services
their conclusions.                           contractual breakpoints in the Fund's        to the Fund. The Board considered the
                                             advisory fee schedule or through advisory    performance of AIM and its affiliates in
C. ADVISORY FEES AND FEE WAIVERS             fee waivers or expense limitations. The      providing these services and the
                                             Board noted that the Fund's contractual      organizational structure employed by AIM
The Board compared the Fund's contractual    advisory fee schedule includes three         and its affiliates to provide these
advisory fee rate to the contractual         breakpoints and that the level of the        services. The Board also considered that
advisory fee rates of funds in the Fund's    Fund's advisory fees, as a percentage of     these services are provided to the Fund
Lipper peer group that are not managed by    the Fund's net assets, has decreased as      pursuant to written contracts which are
AIM, at a common asset level and as of the   net assets increased because of the          reviewed and approved on an annual basis
end of the past calendar year. The Board     breakpoints. The Board noted that the        by the Board. The Board concluded that AIM
noted that the Fund's advisory fee rate      amendment to the Fund's contractual          and its affiliates were providing these
was below the median advisory fee rate of    advisory fee schedule discussed above        services in a satisfactory manner and in
its peers. The Board also reviewed the       provides for seven breakpoints. Based on     accordance with the terms of their
methodology used by Lipper and noted that    this information, the Board concluded that   contracts, and were qualified to continue
the contractual fee rates shown by Lipper    the Fund's advisory fees appropriately       to provide these services to the Fund.
include any applicable long-term             reflect economies of scale at current
contractual fee waivers. The Board also      asset levels. The Board also noted that         The Board considered the benefits
compared the Fund's contractual advisory     the Fund shares directly in economies of     realized by AIM as a result of portfolio
fee rate to the contractual advisory fee     scale through lower fees charged by third    brokerage transactions executed through
rates of other clients of AIM and its        party service providers based on the         "soft dollar" arrangements. Under these
affiliates with investment strategies        combined size of all of the AIM Funds and    arrangements, portfolio brokerage
comparable to those of the Fund, including   affiliates.                                  commissions paid by the Fund and/or other
one mutual fund advised by AIM, one mutual                                                funds advised by AIM are used to pay for
fund advised and sub-advised by AIM          E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
affiliates, three mutual funds sub-advised      OF AIM                                    noted that soft dollar arrangements shift
by an AIM affiliate, two Canadian funds                                                   the payment obligation for the research
sub-advised by an AIM affiliate and          The Board reviewed information from AIM      and executions services from AIM to the
advised by AIM, and three offshore funds     concerning the costs of the advisory and     funds and therefore may reduce AIM's
advised and sub-advised by AIM affiliates.   other services that AIM and its affiliates   expenses. The Board also noted that
The Board noted that the Fund's rate was:    provide to the Fund and the profitability    research obtained through soft dollar
(i) above the rate for the mutual fund;      of AIM and its affiliates in providing       arrangements may be used by AIM in making
(ii) above the advisory fee rate for the     these services. The Board also reviewed      investment decisions for the Fund and may
mutual fund advised and sub-advised by AIM   information concerning the financial         therefore benefit Fund shareholders. The
affiliates; (iii) above the sub-advisory     condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
fee rates for the three mutual funds         Board also reviewed with AIM the             arrangements were appropriate. The Board
sub-advised by an AIM affiliate; (iv)        methodology used to prepare the              also concluded that, based on their review
comparable to the advisory fee rate for      profitability information. The Board         and representations made by AIM, these
one of the two Canadian funds and above      considered the overall profitability of      arrangements were consistent with
the advisory fee rate for the other          AIM, as well as the profitability of AIM     regulatory requirements.
Canadian fund; and (v) above the advisory    in connection with managing the Fund. The
fee rates for two of the three offshore      Board noted that AIM continues to operate       The Board considered the fact that the
funds and below the advisory fee rate for    at a net profit, although increased          Fund's uninvested cash and cash collateral
the third such offshore fund.                expenses in recent years have reduced the    from any securities lending arrangements
                                             profitability of AIM and its affiliates.     may be invested in money market funds
   The Board noted that AIM has not          The Board concluded that the Fund's          advised by AIM pursuant to procedures
proposed any advisory fee waivers or         advisory fees were fair and reasonable,      approved by the Board. The Board noted
expense limitations for the Fund. However,   and that the level of profits realized by    that AIM will receive advisory fees from
the Board also noted that AIM has            AIM and its affiliates from providing        these affiliated money market funds
recommended that the Board approve an        services to the Fund was not excessive in    attributable to such investments, although
amendment to the Fund's contractual          light of the nature, quality and extent of   AIM has contractually agreed to waive the
advisory fee schedule that would implement   the services provided. The Board             advisory fees payable by the Fund with
the contractual advisory fee waiver that     considered whether AIM is financially        respect to its investment of uninvested
had been formerly committed to by AIM,       sound and has the resources necessary to     cash in these affiliated money market
which waiver provided for lower effective    perform its obligations under the Fund's     funds through at least June 30, 2008. The
fee rates at all asset levels than the       advisory agreement, and concluded that AIM   Board considered the contractual nature of
Fund's current contractual advisory fee      has the financial resources necessary to     this fee waiver and noted that it remains
schedule. The Board noted that AIM's         fulfill these obligations.                   in effect until at least June 30, 2008.
recommendation was made in response to the                                                The Board concluded that the Fund's
recommendation of the independent Senior     F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
Officer that AIM consider whether the           FUND'S SENIOR OFFICER                     collateral from any securities lending
advisory fee waivers for certain equity                                                   arrangements in the affiliated money
AIM Funds, including the Fund, should be     The Board noted that, upon their             market funds is in the best interests of
simplified. The Board concluded that it      direction, the Senior Officer of the Fund,   the Fund and its shareholders.
would be appropriate to approve the          who is independent of AIM and AIM's
proposed amendment to the Fund's             affiliates, had prepared an independent
contractual advisory fee schedule and that   written evaluation to assist the Board in
it was not necessary at this time to         determining the reasonableness of the
discuss with AIM whether to implement any    proposed management fees of the AIM Funds,
fee waivers or expense limitations for the   including the Fund. The Board noted that
Fund.                                        they had relied upon the Senior Officer's
                                             written evaluation instead of a
   After taking account of the Fund's        competitive bidding process. In
contractual advisory fee rate, as well as    determining whether to continue the Fund's
the comparative advisory fee information     advisory agreement, the Board considered
discussed above, the Board concluded that    the Senior Officer's written evaluation.
the Fund's advisory fees were fair and
reasonable.                                  G. COLLATERAL BENEFITS TO AIM AND ITS
                                                AFFILIATES
D. ECONOMIES OF SCALE AND BREAKPOINTS
                                                The Board considered various other
The Board considered the extent to           benefits received by AIM and its
which there are economies of scale in        affiliates resulting from AIM's
AIM's provision of advisory                  relationship with the Fund, including the
                                             fees

Supplement to Semiannual Report dated 6/30/07

AIM GLOBAL EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception                           10.61%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                             16.47    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              20.37    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                            8.74    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS
                                             SEPTEMBER 15, 1997.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

                                             A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
==========================================   THE FUND WITHIN 30 DAYS OF PURCHASE.
NASDAQ SYMBOL                        GNDIX   EXCEPTIONS TO THE REDEMPTION FEE ARE
==========================================   LISTED IN THE FUND'S PROSPECTUS.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               GEQ-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period January 1, 2007, through                                                    the table are meant to highlight your
June 30, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,087.40               $5.18        $1,019.84             $5.01             1.00%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               GEQ-INS-2              A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-02699 and 002-57526.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.
                                                                  GEQ-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                           AIM Income Allocation Fund
               Semiannual Report to Shareholders o June 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                                Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                                If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

DIVERSIFIED PORTFOLIOS

Table of Contents

Letter to Shareholders ...................      2
Fund Performance .........................      3
Schedule of Investments ..................      4
Financial Statements .....................      5
Notes to Financial Statements ............      8
Financial Highlights .....................     13
Fund Expenses ............................     19
Approval of Advisory Agreement ...........     20

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE NO BANK GUARANTEE

AIM Income Allocation Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO,

[CROCKETT                                    AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments in
PHOTO]                                       April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

Bruce L. Crockett                               Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous im- provement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)  How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)  What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)  Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Income Allocation Fund

Fund performance

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE
                                                                                          As of 6/30/07, including applicable
FUND VS. INDEXES                                                                          sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (10/31/05)                 6.68%
                                                                                             1 Year                            5.71
Class A Shares                                                                     3.23%
Class B Shares                                                                     2.74   CLASS B SHARES
Class C Shares                                                                     2.84   Inception (10/31/05)                 7.20%
Class R Shares                                                                     3.00
S&P 500 Index1 (Broad Market Index)                                                6.96      1 Year                            6.06
Custom Income Allocation Index2 (Style-Specific Index)                             2.50
Lipper Mixed-Asset Target Allocation Conservative Funds Index1 (Peer Group Index)  3.33   CLASS C SHARES
                                                                                          Inception (10/31/05)                 9.54%

SOURCES: (1)LIPPER INC.; (2)A I M MANAGEMENT GROUP INC., LIPPER INC.                         1 Year                           10.06

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         CLASS R SHARES
frequently used as a general measure of U.S. stock market performance.                    Inception (10/31/05)                10.06%

     The Custom Income Allocation Index is an index created by A I M Advisors, Inc. to       1 Year                           11.62
benchmark the Fund. This index may change from time to time based upon the target asset
allocation of the Fund. The index cur- rently consists of the following indexes: 23%      ==========================================
Russell 3000 Index, 5% MSCI EAFE Index, 7% FTSE NAREIT Equity REITs Index, and 65%
Lehman Brothers U.S. Universal Index. The Russell 3000 --REGISTERED TRADEMARK-- Index
measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 --REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank
Russell Company. The MSCI EAFE --REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The FTSE NAREIT Equity REITs Index is a
market-cap weighted index of all equity REITs traded on the NYSE, NAS- DAQ National
Market System, and the American Stock Exchange. The Lehman Brothers U.S. Universal
Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate
Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the
non-ERISA portion of the CMBS Index.

     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representa- tion of the largest conservative funds that by portfolio practice maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   FOR CLASS A, CLASS B, CLASS C AND CLASS R         THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             SHARES WAS 2.60%, 3.35%, 3.35% AND 2.85%,    CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           RESPECTIVELY.2 THE EXPENSE RATIOS            DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
RECENT MONTH-END PERFORMANCE. PERFORMANCE    REPORT THAT ARE BASED ON EXPENSES INCURRED        HAD THE ADVISOR NOT WAIVED FEES
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    DURING THE PERIOD COVERED BY THIS REPORT.    AND/OR REIMBURSED EXPENSES, PERFORMANCE
CHANGES IN NET ASSET VALUE AND THE EFFECT                                                 WOULD HAVE BEEN LOWER.
OF THE MAXIMUM SALES CHARGE UNLESS                CLASS A SHARE PERFORMANCE REFLECTS
OTHERWISE STATED. PERFORMANCE FIGURES DO     THE MAXIMUM 5.50% SALES CHARGE, AND CLASS    (1)  Total annual operating expenses less
NOT REFLECT DEDUCTION OF TAXES A             B AND CLASS C SHARE PERFORMANCE REFLECTS          contractual fee waivers and/or
SHAREHOLDER WOULD PAY ON FUND                THE APPLICABLE CONTINGENT DEFERRED SALES          expense reimbursements by the advisor
DISTRIBUTIONS OR SALE OF FUND SHARES.        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        in effect through at least June 30,
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CDSC ON CLASS B SHARES DECLINES FROM 5%           2008. See current prospectus for more
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     BEGINNING AT THE TIME OF PURCHASE TO 0% AT        information.
LOSS WHEN YOU SELL SHARES.                   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST   (2)  The expense ratio includes acquired
     THE NET ANNUAL FUND OPERATING EXPENSE   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT        fund fees and expenses of the
RATIO SET FORTH IN THE MOST RECENT FUND      HAVE A FRONT-END SALES CHARGE; RETURNS            underlying funds in which the Fund
PROSPECTUS AS OF THE DATE OF THIS REPORT     SHOWN ARE AT NET ASSET VALUE AND DO NOT           invests of 0.64% for Class A, B, C
FOR CLASS A, CLASS B, CLASS C AND CLASS R    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED          and R shares of AIM Income Allocation
SHARES WAS 0.93%, 1.68%, 1.68% AND 1.18%,    ON A TOTAL REDEMPTION OF RETIREMENT PLAN          Fund.
RESPECTIVELY.1,2 THE TOTAL ANNUAL FUND       ASSETS WITHIN THE FIRST YEAR.
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT

AIM Income Allocation Fund

PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2007

                                                % OF TOTAL NET
                                                 ASSETS AS OF
ASSET CLASS                TARGET ALLOCATION       06/30/07
--------------------------------------------------------------
Intermediate Term                       8.50%        8.55%
--------------------------------------------------------------
Intermediate Term
  Investment Grade                     29.50%       29.63%
--------------------------------------------------------------
International/Global
  Blend                                 5.00%        4.97%
--------------------------------------------------------------
Large Cap Core                         15.00%       14.78%
--------------------------------------------------------------
Real Estate                             7.00%        6.87%
--------------------------------------------------------------
Sector                                  8.00%        7.93%
--------------------------------------------------------------
Short Term Investment
  Grade                                 6.00%        6.00%
--------------------------------------------------------------
Taxable Non-Investment
  Grade                                21.00%       20.87%
--------------------------------------------------------------
Other Assets Less
  Liabilities                                        0.40%
______________________________________________________________
==============================================================

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.60%(a)

                                                                                                 CHANGE IN
                                    % OF                                                         UNREALIZED
                                     NET        VALUE         PURCHASES         PROCEEDS        APPRECIATION     REALIZED
                                   ASSETS      12/31/06        AT COST         FROM SALES      (DEPRECIATION)   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund       14.78%   $ 5,701,953     $ 6,913,449       $  (221,869)       $402,964         19,593
---------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund               6.98%     2,542,260       3,657,212          (132,335)        (16,954)           635
---------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                 13.89%     5,231,431       7,166,613          (209,857)       (153,504)         7,392
---------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                      8.55%     3,081,518       4,588,898          (149,418)       (100,577)        (3,008)
---------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund     7.03%     2,532,246       3,766,872          (122,359)        (79,306)        (1,661)
---------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund                               4.97%     1,910,709       2,211,565          (103,650)        275,438         19,514
---------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund(b)                            5.03%     1,795,868       2,694,324           (86,306)        (41,291)           515
---------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                 6.87%     2,749,665       3,839,046          (106,302)       (542,439)        16,008
---------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund             6.00%     2,168,968       3,161,473          (105,690)        (20,720)          (284)
---------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund          17.57%     6,333,459       9,392,837          (303,663)       (182,440)        (2,547)
---------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                   7.93%     3,073,683       3,463,590          (125,512)        438,515         29,995
===========================================================================================================================
  TOTAL INVESTMENTS IN AFFILIATED
    ISSUERS (Cost $85,603,695)      99.60%   $37,121,760     $50,855,879       $(1,666,961)       $(20,314)       $86,152
===========================================================================================================================
OTHER ASSETS LESS LIABILITIES        0.40%
===========================================================================================================================
NET ASSETS                         100.00%
___________________________________________________________________________________________________________________________
===========================================================================================================================


                                    DIVIDEND     SHARES        VALUE
                                     INCOME      6/30/07      6/30/07
---------------------------------
AIM Diversified Dividend Fund      $  92,814     894,978    $12,816,090
---------------------------------
AIM Floating Rate Fund               141,113     666,390      6,050,818
---------------------------------
AIM High Yield Fund                  313,375    2,681,977    12,042,075
---------------------------------
AIM Income Fund                      145,870    1,204,125     7,417,413
---------------------------------
AIM Intermediate Government Fund     119,396     724,827      6,095,792
---------------------------------
AIM International Core Equity
  Fund                                    --     269,936      4,313,576
---------------------------------
AIM International Total Return
  Fund(b)                             40,452     420,338      4,363,110
---------------------------------
AIM Real Estate Fund                  39,698     189,681      5,955,978
---------------------------------
AIM Short Term Bond Fund              93,724     532,625      5,203,747
---------------------------------
AIM Total Return Bond Fund           277,718    1,496,822    15,237,646
---------------------------------
AIM Utilities Fund                    63,322     367,339      6,880,271
=================================
  TOTAL INVESTMENTS IN AFFILIATED
    ISSUERS (Cost $85,603,695)     $1,327,482               $86,376,516
=================================
OTHER ASSETS LESS LIABILITIES                                   347,042
=================================
NET ASSETS                                                  $86,723,558
_________________________________
=================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Effective February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  value (Cost $85,603,695)                      $86,376,516
-----------------------------------------------------------
Receivables for:
  Investments sold of affiliated underlying
    funds                                           421,604
-----------------------------------------------------------
  Fund shares sold                                1,012,961
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,327
-----------------------------------------------------------
Other assets                                         21,502
===========================================================
    Total assets                                 87,836,910
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,029,140
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             4,630
-----------------------------------------------------------
Accrued distribution fees                            37,257
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,458
-----------------------------------------------------------
Accrued transfer agent fees                          13,953
-----------------------------------------------------------
Accrued operating expenses                           24,914
===========================================================
    Total liabilities                             1,113,352
===========================================================
Net assets applicable to shares outstanding     $86,723,558
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $85,849,543
-----------------------------------------------------------
Undistributed net investment income                  43,488
-----------------------------------------------------------
Undistributed net realized gain                      57,705
-----------------------------------------------------------
Unrealized appreciation                             772,822
===========================================================
                                                $86,723,558
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $53,223,932
___________________________________________________________
===========================================================
Class B                                         $10,725,797
___________________________________________________________
===========================================================
Class C                                         $22,550,726
___________________________________________________________
===========================================================
Class R                                         $   212,860
___________________________________________________________
===========================================================
Institutional Class                             $    10,243
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           4,862,193
___________________________________________________________
===========================================================
Class B                                             979,317
___________________________________________________________
===========================================================
Class C                                           2,058,272
___________________________________________________________
===========================================================
Class R                                              19,434
___________________________________________________________
===========================================================
Institutional Class                                   935.5
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.95
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.95 divided by
      94.50%)                                   $     11.59
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.96
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.95
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.95
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Allocation Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $1,327,482
========================================================================

EXPENSES:

Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     3,921
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         44,871
------------------------------------------------------------------------
  Class B                                                         41,163
------------------------------------------------------------------------
  Class C                                                         79,810
------------------------------------------------------------------------
  Class R                                                            455
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              46,848
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,077
------------------------------------------------------------------------
Registration and filing fees                                      49,706
------------------------------------------------------------------------
Professional services fees                                        20,822
------------------------------------------------------------------------
Other                                                             21,607
========================================================================
    Total expenses                                               343,079
========================================================================
Less: Expenses reimbursed and expense offset arrangements       (167,775)
========================================================================
    Net expenses                                                 175,304
========================================================================
Net investment income                                          1,152,178
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN
  AFFILIATED UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                          86,152
========================================================================
Change in net unrealized appreciation (depreciation) of
  affiliated underlying fund shares                              (20,314)
========================================================================
Net gain from affiliated underlying funds                         65,838
========================================================================
Net increase in net assets resulting from operations          $1,218,016
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Allocation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                               JUNE 30,       DECEMBER 31,
                                                                 2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,152,178      $   756,221
--------------------------------------------------------------------------------------------
  Net realized gain and capital gain distributions from
    affiliated underlying funds                                    86,152          513,992
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying fund shares                             (20,314)         786,044
============================================================================================
    Net increase in net assets resulting from operations        1,218,016        2,056,257
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (748,091)        (480,775)
--------------------------------------------------------------------------------------------
  Class B                                                        (122,686)        (109,544)
--------------------------------------------------------------------------------------------
  Class C                                                        (249,968)        (163,544)
--------------------------------------------------------------------------------------------
  Class R                                                          (2,646)          (2,882)
--------------------------------------------------------------------------------------------
  Institutional Class                                                (599)          (2,151)
============================================================================================
    Total distributions from net investment income             (1,123,990)        (758,896)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (303,022)         (33,898)
--------------------------------------------------------------------------------------------
  Class B                                                         (61,671)          (9,690)
--------------------------------------------------------------------------------------------
  Class C                                                        (126,139)         (15,135)
--------------------------------------------------------------------------------------------
  Class R                                                          (1,198)            (186)
--------------------------------------------------------------------------------------------
  Institutional Class                                                 (59)            (112)
============================================================================================
    Total distributions from net realized gains                  (492,089)         (59,021)
============================================================================================
    Decrease in net assets resulting from distributions        (1,616,079)        (817,917)
============================================================================================
Share transactions-net:
  Class A                                                      32,519,246       18,650,534
--------------------------------------------------------------------------------------------
  Class B                                                       4,721,502        5,597,360
--------------------------------------------------------------------------------------------
  Class C                                                      12,714,581        9,102,369
--------------------------------------------------------------------------------------------
  Class R                                                         105,471           50,309
--------------------------------------------------------------------------------------------
  Institutional Class                                             (48,360)           2,263
============================================================================================
    Net increase in net assets resulting from share
     transactions                                              50,012,440       33,402,835
============================================================================================
    Net increase in net assets                                 49,614,377       34,641,175
============================================================================================

NET ASSETS:

  Beginning of period                                          37,109,181        2,468,006
============================================================================================
  End of period (including undistributed net investment
    income of $43,488 and $15,300, respectively)              $86,723,558      $37,109,181
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income with growth of capital as a secondary investment objective. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Income Allocation Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.03% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2007, AIM reimbursed fund level expenses of $120,536 and reimbursed class level expenses of $27,228, $6,244, $12,107, $138 and $4 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM Income Allocation Fund

limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $51,852 in front-end sales commissions from the sale of Class A shares and $1, $3,971, $983 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds Institutional Class pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,518.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or

AIM Income Allocation Fund

available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $50,855,879 and $1,666,961, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $1,710,062
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (994,099)
==============================================================================
Net unrealized appreciation of investment securities              $  715,963
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $85,660,553.

AIM Income Allocation Fund


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  JUNE 30, 2007(A)           DECEMBER 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,448,677    $38,317,194    1,978,777    $20,800,689
------------------------------------------------------------------------------------------------------------------
  Class B                                                       533,976      5,930,578      624,102      6,554,792
------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,214,340     13,473,333      952,348     10,065,624
------------------------------------------------------------------------------------------------------------------
  Class R                                                        13,733        151,472        4,654         49,054
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        81,198        889,505       41,255        437,818
------------------------------------------------------------------------------------------------------------------
  Class B                                                        14,194        155,627        8,769         93,384
------------------------------------------------------------------------------------------------------------------
  Class C                                                        26,946        295,342       12,993        138,448
------------------------------------------------------------------------------------------------------------------
  Class R                                                           351          3,844          291          3,068
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                60            658          215          2,263
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        55,593        615,814       29,480        317,463
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (55,590)      (615,814)     (29,482)      (317,463)
==================================================================================================================
Reacquired:
  Class A                                                      (660,343)    (7,303,267)    (273,970)    (2,905,436)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (67,587)      (748,889)     (69,807)      (733,353)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (95,131)    (1,054,094)    (104,746)    (1,101,703)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (4,491)       (49,845)        (175)        (1,813)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (4,414)       (49,018)          --             --
==================================================================================================================
                                                              4,501,512    $50,012,440    3,174,704    $33,402,835
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 39% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Income Allocation Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.85           $ 10.12            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23(a)           0.39              0.11(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.12              0.75              0.13
===============================================================================================================
    Total from investment operations                              0.35              1.14              0.24
===============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)            (0.39)            (0.15)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.06)            (0.02)               --
===============================================================================================================
    Total distributions                                          (0.25)            (0.41)            (0.15)
===============================================================================================================
Net asset value, end of period                                 $ 10.95           $ 10.85            $10.12
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   3.23%            11.48%             2.35%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $53,224           $21,022            $1,634
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.29%(c)          0.29%             0.29%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.84%(c)          1.96%            20.85%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.64%             0.64%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              4.12%(c)          4.86%             6.45%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%               21%             0.99%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $36,194,526.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Allocation Fund

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.86            $10.12            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)           0.31              0.10(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.11              0.76              0.12
===============================================================================================================
    Total from investment operations                              0.29              1.07              0.22
===============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)            (0.31)            (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.06)            (0.02)               --
===============================================================================================================
    Total distributions                                          (0.20)            (0.33)            (0.13)
===============================================================================================================
Net asset value, end of period                                 $ 10.95            $10.86            $10.12
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   2.74%            10.74%             2.17%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,726            $6,018            $  210
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.04%(c)          1.04%             1.04%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.59%(c)          2.71%            21.60%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.64%             0.64%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              3.37%(c)          4.11%             5.70%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%               21%             0.99%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,300,850.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Allocation Fund

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.86            $10.12            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)           0.31              0.10(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.12              0.76              0.12
===============================================================================================================
    Total from investment operations                              0.30              1.07              0.22
===============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)            (0.31)            (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.06)            (0.02)               --
===============================================================================================================
    Total distributions                                          (0.20)            (0.33)            (0.13)
===============================================================================================================
Net asset value, end of period                                 $ 10.96            $10.86            $10.12
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   2.84%            10.74%             2.17%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $22,551            $9,905            $  521
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.04%(c)          1.04%             1.04%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.59%(c)          2.71%            21.60%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.64%             0.64%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              3.37%(c)          4.11%             5.70%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%               21%             0.99%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,094,310.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Allocation Fund

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.86            $10.11            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.21(a)           0.43              0.11(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.11              0.70              0.11
===============================================================================================================
    Total from investment operations                              0.32              1.13              0.22
===============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)            (0.36)            (0.14)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.06)            (0.02)               --
===============================================================================================================
    Total distributions                                          (0.23)            (0.38)            (0.14)
===============================================================================================================
Net asset value, end of period                                  $10.95            $10.86            $10.11
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   3.00%            11.41%             2.20%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  213            $  107            $   51
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.54%(c)          0.54%             0.54%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.09%(c)          2.21%            21.10%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.64%             0.64%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              3.87%(c)          4.61%             6.20%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%               21%             0.99%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $183,356.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Allocation Fund

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.85            $10.11            $10.03
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)           0.53              0.12(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.12              0.65              0.11
===============================================================================================================
    Total from investment operations                              0.36              1.18              0.23
===============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.20)            (0.42)            (0.15)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.06)            (0.02)               --
===============================================================================================================
    Total distributions                                          (0.26)            (0.44)            (0.15)
===============================================================================================================
Net asset value, end of period                                  $10.95            $10.85            $10.11
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   3.36%            11.87%             2.29%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10            $   57            $   51
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.03%(c)          0.03%             0.04%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.44%(c)          1.58%            20.58%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             0.64%             0.64%             0.69%
===============================================================================================================
Ratio of net investment income to average net assets              4.37%(c)          5.11%             6.70%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%               21%             0.99%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $52,744.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages,

AIM Income Allocation Fund
restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Income Allocation Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      incurred directly by your Fund. They are     of 5% per year before expenses, which is
two types of costs: (1) transaction costs,   expenses that are incurred directly by the   not the Fund's actual return.
which may include sales charges (loads) on   underlying funds and are deducted from the
pur- chase payments or contingent deferred   value of the funds your Fund invests in.          The hypothetical account values and
sales charges on redemptions, and            The effect of the estimated underlying       expenses may not be used to estimate the
redemption fees, if any; and (2) ongoing     fund expenses that you bear indirectly are   actual ending account balance or expenses
costs, including management fees;            included in your Fund's total return.        you paid for the period. You may use this
distribution and/or service (12b-1) fees;                                                 information to compare the ongoing costs
and other Fund expenses. This example is     ACTUAL EXPENSES                              of investing in the Fund and other funds.
intended to help you understand your                                                      To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   The table below provides information about   example with the 5% hypothetical examples
the Fund and to compare these costs with     actual account values and actual expenses.   that appear in the shareholder reports of
ongoing costs of investing in other mutual   You may use the information in this table,   the other funds.
funds. The example is based on an invest-    together with the amount you invested, to
ment of $1,000 invested at the beginning     estimate the expenses that you paid over          Please note that the expenses shown
of the period and held for the entire        the period. Simply divide your account       in the table are meant to highlight your
period January 1, 2007, through June 30,     value by $1,000 (for example, an $8,600      ongoing costs only and do not reflect any
2007.                                        account value divided by $1,000 = 8.6),      transaction costs, such as sales charges
                                             then multiply the result by the number in    (loads) on pur- chase payments, contingent
     In addition to the fees and expenses    the table under the heading entitled         deferred sales charges on redemptions, and
which the Fund bears directly, the Fund      "Actual Expenses Paid During Period" to      redemption fees, if any. Therefore, the
indirectly bears a pro rata share of the     estimate the expenses you paid on your       hypothetical informa- tion is useful in
fees and expens- es of the underlying        account during this period.                  comparing ongoing costs only, and will not
funds in which your Fund invests. The                                                     help you determine the rel- ative total
amount of fees and expens- es incurred       HYPOTHETICAL EXAMPLE FOR COMPARISON          costs of owning different funds. In
indirectly by your Fund will vary because    PURPOSES                                     addition, expenses shown in the table do
the underlying funds have varied expenses                                                 not include the expenses of the underlying
and fee levels and the Fund may own          The table below also provides information    funds, which are borne indirectly by the
different proportions of the underlying      about hypothetical account values and        Fund. If transaction costs and indirect
funds at different times. Estimated          hypo- thetical expenses based on the         expenses were included, your costs would
underlying fund expenses are not expenses    Fund's actual expense ratio and an assumed   have been higher.
that are                                     rate of return

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO
A                  $1,000.00              $1,032.30               $1.46        $1,023.36             $1.45             0.29%
B                   1,000.00               1,027.40                 5.23        1,019.64              5.21             1.04
C                   1,000.00               1,028.40                 5.23        1,019.64              5.21             1.04
R                   1,000.00               1,030.00                 2.72        1,022.12              2.71             0.54

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Income Allocation Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A.   Nature, Extent and Quality of
Growth Series is required under the          recommendations regarding the performance,        Services Provided by AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Income       full Board. Moreover, the Investments        The Board reviewed the advisory services
Allocation Fund (the Fund) investment        Committee considers each Sub- Committee's    provided to the Fund by AIM under the
advi- sory agreement with A I M Advisors,    recommendations in making its annual         Fund's advisory agree- ment, the
Inc. (AIM). During contract renewal          recommendation to the Board whether to       performance of AIM in providing these
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   services, and the credentials and
Board as a whole and the disinterested or    investment advisory agreement and            experience of the officers and employees
"inde- pendent" Trustees, voting             sub-advisory agreement, if applicable        of AIM who provide these serv- ices. The
separately, approved the con- tinuance of    (advisory agreements), for another year.     Board's review of the qualifications of
the Fund's investment advisory agreement                                                  AIM to provide these services included the
for another year, effective July 1, 2007.         The independent Trustees, as            Board's consid- eration of AIM's portfolio
In doing so, the Board determined that the   mentioned above, are assisted in their       and product review process, various back
Fund's advisory agreement is in the best     annual evaluation of the advisory            office support functions provided by AIM,
interests of the Fund and its shareholders   agreements by the independent Senior         and AIM's equity and fixed income trading
and that the compensation to AIM under the   Officer. One responsibility of the Senior    oper- ations. The Board concluded that the
Fund's advisory agreement is fair and        Officer is to manage the process by which    nature, extent and quality of the advisory
reasonable.                                  the AIM Funds' proposed manage- ment fees    services provided to the Fund by AIM were
                                             are negotiated during the annual contract    appropriate and that AIM currently is
     The independent Trustees met            renewal process to ensure that they are      providing satisfactory advisory services
separately during their evaluation of the    negotiated in a manner which is at arms'     in accor- dance with the terms of the
Fund's investment advisory agreement with    length and reasonable. Accordingly, the      Fund's advisory agree- ment. In addition,
independent legal counsel from whom they     Senior Officer must either supervise a       based on their ongoing meetings throughout
received independent legal advice, and the   competitive bidding process or prepare an    the year with the Fund's portfolio man-
independent Trustees also received           independ- ent written evaluation. The        agers, the Board concluded that these
assistance during their deliberations from   Senior Officer has recom- mended that an     individuals are competent and able to
the independent Senior Officer, a            independent written evaluation be provided   continue to carry out their
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    responsibilities under the Fund's advisory
reports directly to the independent          prepared an independent written              agreement.
Trustees. The following discussion more      evaluation.
fully describes the process employed by                                                        In determining whether to continue
the Board to evaluate the performance of          During the annual contract renewal      the Fund's advisory agreement, the Board
the AIM Funds (including the Fund)           process, the Board considered the factors    considered the prior relationship between
throughout the year and, more                discussed below under the heading "Factors   AIM and the Fund, as well as the Board's
specifically, during the annual contract     and Conclusions and Summary of Independent   knowledge of AIM's operations, and con-
renewal meetings.                            Written Fee Evaluation" in evaluating the    cluded that it was beneficial to maintain
                                             fairness and reasonableness of the Fund's    the current relationship, in part, because
THE BOARD'S FUND EVALUATION PROCESS          adviso- ry agreement at the contract         of such knowledge. The Board also
                                             renewal meetings and at their meetings       considered the steps that AIM and its
The Board's Investments Committee has        throughout the year as part of their         affiliates have taken over the last
established three Sub-Committees which are   ongoing oversight of the Fund. The Fund's    several years to improve the quality and
responsible for overseeing the management    advisory agreement was considered            efficiency of the services they provide to
of a number of the series portfolios of      separately, although the Board also          the Funds in the areas of investment
the AIM Funds. This Sub- Committee           considered the common interests of all of    performance, product line diversification,
structure permits the Trustees to focus on   the AIM Funds in their deliberations. The    distribu- tion, fund operations,
the performance of the AIM Funds that have   Board com- prehensively considered all of    shareholder services and com- pliance. The
been assigned to them. The Sub-Committees    the information provid- ed to them and did   Board concluded that the quality and
meet throughout the year to review the       not identify any particular factor that      efficiency of the services AIM and its
performance of their assigned funds, and     was controlling. Furthermore, each Trustee   affiliates provide to the AIM Funds in
the Sub-Committees review monthly and        may have evaluated the information           each of these areas have gener- ally
quarterly comparative performance            provided differently from one another and    improved, and support the Board's approval
information and periodic asset flow data     attributed different weight to the various   of the continuance of the Fund's advisory
for their assigned funds. These materials    factors. The Trustees recognized that the    agreement.
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     B.   FUND PERFORMANCE
Officer. Over the course of each year, the   AIM Funds are the result of years of
Sub- Committees meet with portfolio          review and negotiation between the           The Board noted that the Fund recently
managers for their assigned funds and        Trustees and AIM, that the Trustees may      began opera- tions and that only one
other members of management and review       focus to a greater extent on certain         calendar year of comparative performance
with these individuals the performance,      aspects of these arrangements in some        data was available. The Board com- pared
investment objective(s), policies,           years than others, and that the Trustees'    the Fund's performance during the past
strategies and limi- tations of these        delib- erations and conclusions in a         calen- dar year to the performance of
funds.                                       particular year may be based in part on      funds in the Fund's Lipper peer group that
                                             their deliberations and conclusions of       are not managed by AIM, and against the
     In addition to their meetings           these same arrangements throughout the       performance of all funds in the Lipper
throughout the year, the Sub-Committees      year and in prior years.                     Mixed-Asset Target Allocation Conservative
meet at designated contract renewal                                                       Funds Index. The Board also reviewed the
meetings each year to conduct an in-depth    FACTORS AND CONCLUSIONS AND SUMMARY OF       methodology used by Lipper to identify the
review of the performance, fees and          INDEPENDENT WRITTEN FEE EVALUATION           Fund's peers. The Board noted that the
expenses of their assigned funds. During                                                  Fund's performance was above the median
the contract renewal process, the Trustees   The discussion below serves as a summary     performance of its peers for the one year
receive comparative performance and fee      of the Senior Officer's independent          period. The Board noted that the Fund's
data regarding all the AIM Funds prepared    written evaluation, as well as a             performance was above the performance of
by an independent company, Lipper, Inc.,     discussion of the material factors and       the Index for the one year period. The
under the direc- tion and supervision of     relat- ed conclusions that formed the        Board also considered the steps AIM has
the independent Senior Officer who also      basis for the Board's approval of the        taken over the last several years to
prepares a separate analysis of this         Fund's advisory agreement. Unless            improve the quality and efficiency of the
information for the Trustees. Each           otherwise stated, information set forth      services that AIM pro- vides to the AIM
Sub-Committee then makes recommendations     below is as of June 27, 2007 and does not    Funds. The Board concluded that AIM
to the Investments Committee regarding the   reflect any changes that may have occurred   continues to be responsive to the Board's
performance, fees and expenses of their      since that date, including but not limited   focus on fund performance. Although the
assigned funds. The Investments Committee    to changes to the Fund's performance,        independent written evaluation of the
considers each Sub-Committee's recom-        advi- sory fees, expense limitations         Fund's Senior Officer (dis- cussed below)
                                             and/or fee waivers.                          only considered Fund performance

                                                                                                                         (continued)

AIM Income Allocation Fund

through the most recent calendar year, the   F.   INDEPENDENT WRITTEN EVALUATION OF THE
Board also reviewed more recent Fund              FUND'S SENIOR OFFICER
performance and this review did not change
their conclusions.                           The Board noted that, upon their
                                             direction, the Senior Officer of the Fund,
C.   ADVISORY FEES AND FEE WAIVERS           who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
The Board noted that the Fund is a fund of   written evaluation to assist the Board in
funds and invests its assets in underlying   deter- mining the reasonableness of the
funds rather than directly in individual     proposed management fees of the AIM Funds,
securities. The Board noted that AIM does    including the Fund. The Board noted that
not charge the Fund any advisory fees        they had relied upon the Senior Officer's
pursuant to the Fund's advisory agreement,   written evaluation instead of a com-
although the underlying funds in which the   petitive bidding process. In determining
Fund invests pay AIM advisory fees.          whether to continue the Fund's advisory
                                             agreement, the Board considered the Senior
     The Board noted that AIM has            Officer's written evaluation.
contractually agreed to waive fees and/or
limit expenses of the Fund through at        G.   COLLATERAL BENEFITS TO AIM AND ITS
least June 30, 2008 in an amount necessary        AFFILIATES
to limit total annual operating expenses
to a specified percentage of average daily   The Board considered various other
net assets for each class of the Fund. The   benefits received by AIM and its
Board considered the contractual nature of   affiliates resulting from AIM's rela-
this fee waiver and noted that it remains    tionship with the Fund, including the fees
in effect until at least June 30, 2008.      received by AIM and its affiliates for
The Board reviewed the Fund's effective      their provision of administrative,
advisory fee rate, after taking account of   transfer agency and distribution services
this expense limitation, and considered      to the Fund. The Board considered the
the effect this expense limitation would     performance of AIM and its affiliates in
have on the Fund's estimated total           providing these services and the
expenses. The Board concluded that the       organizational structure employed by AIM
levels of fee waivers/expense limitations    and its affiliates to provide these
for the Fund were fair and reasonable.       services. The Board also considered that
                                             these services are provided to the Fund
D.   ECONOMIES OF SCALE AND BREAKPOINTS      pursuant to written contracts which are
                                             reviewed and approved on an annual basis
The Board noted that AIM does not charge     by the Board. The Board concluded that AIM
the Fund any advisory fees pursuant to the   and its affiliates were providing these
Fund's advisory agreement, although the      services in a satisfactory manner and in
underlying funds in which the Fund invests   accordance with the terms of their
pay AIM advisory fees. The Board also        contracts, and were qualified to continue
noted that the Fund shares directly in       to provide these services to the Fund.
economies of scale through lower fees
charged by third party service providers          The Board considered the benefits
based on the combined size of all of the     realized by AIM as a result of portfolio
AIM Funds and affiliates                     brokerage transactions executed through
                                             "soft dollar" arrangements. Under these
E.   PROFITABILITY AND FINANCIAL RESOURCES   arrangements, portfolio brokerage
     OF AIM                                  commissions paid by the Fund and/or other
                                             funds advised by AIM are used to pay for
The Board reviewed information from AIM      research and execution services. The Board
concerning the costs of the advisory and     noted that soft dollar arrangements shift
other services that AIM and its affiliates   the payment obligation for the research
provide to the Fund and the profitability    and executions services from AIM to the
of AIM and its affiliates in providing       funds and therefore may reduce AIM's
these services. The Board also reviewed      expenses. The Board also noted that
information concerning the financial         research obtained through soft dollar
condition of AIM and its affiliates. The     arrangements may be used by AIM in making
Board also reviewed with AIM the             investment decisions for the Fund and may
methodology used to prepare the              therefore benefit Fund shareholders. The
profitability information. The Board         Board concluded that AIM's soft dollar
considered the overall profitability of      arrangements were appropriate. The Board
AIM, as well as the profitability of AIM     also concluded that, based on their
in connection with managing the Fund. The    review and representations made by AIM,
Board noted that AIM continues to operate    these arrangements were consistent with
at a net profit, although increased          regulatory requirements.
expenses in recent years have reduced the
profitability of AIM and its affiliates.
The Board concluded that the Fund's
advisory fees were fair and reasonable,
and that the level of profits realized
by AIM and its affiliates from providing
services to the Fund was not excessive in
light of the nature, quality and extent of
the services provided. The Board
considered whether AIM is financially
sound and has the resources necessary to
perform its obligations under the Fund's
advisory agreement, and concluded that AIM
has the financial resources necessary to
fulfill these obligations.

Supplement to Semiannual Report dated 6/30/07

AIM INCOME ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (10/31/05)                 10.62   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      1 Year                               12.18   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   6 Months*                             3.36   MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    * Cumulative total return that has not       INFORMATION ON COMPARATIVE BENCHMARKS.
                                               been annualized                            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ==========================================   MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
NASDAQ SYMBOL                        ILAAX   REIMBURSED EXPENSES, PERFORMANCE WOULD
==========================================   HAVE BEEN LOWER.

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               INCAL-INS-2            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      and are deducted from the value of the       expense ratio and an assumed rate of
ongoing costs. This example is intended to   funds your Fund invests in. The effect of    return of 5% per year before expenses,
help you understand your ongoing costs (in   the estimated underlying fund expenses       which is not the Fund's actual return.
dollars) of investing in the Fund and to     that you bear indirectly are included in
compare these costs with ongoing costs of    your Fund's total return.                       The hypothetical account values and
investing in other mutual funds. The                                                      expenses may not be used to estimate the
example is based on an investment of         ACTUAL EXPENSES                              actual ending account balance or expenses
$1,000 invested at the beginning of the                                                   you paid for the period. You may use this
period and held for the entire period        The table below provides information about   information to compare the ongoing costs
January 1, 2007, through June 30, 2007.      actual account values and actual expenses.   of investing in the Fund and other funds.
                                             You may use the information in this table,   To do so, compare this 5% hypothetical
   In addition to the fees and expenses      together with the amount you invested, to    example with the 5% hypothetical examples
which the Fund bears directly, the Fund      estimate the expenses that you paid over     that appear in the shareholder reports of
indirectly bears a pro rata share of the     the period. Simply divide your account       the other funds.
fees and expenses of the underlying funds    value by $1,000 (for example, an $8,600
in which your Fund invests. The amount of    account value divided by $1,000 = 8.6),         Please note that the expenses shown in
fees and expenses incurred indirectly by     then multiply the result by the number in    the table are meant to highlight your
your Fund will vary because the underlying   the table under the heading entitled         ongoing costs only. Therefore, the
funds have varied expenses and fee levels    "Actual Expenses Paid During Period" to      hypothetical information is useful in
and the Fund may own different proportions   estimate the expenses you paid on your       comparing ongoing costs only, and will not
of the underlying funds at different         account during this period.                  help you determine the relative total
times. Estimated underlying fund expenses                                                 costs of owning different funds. In
are not expenses that are incurred           HYPOTHETICAL EXAMPLE FOR COMPARISON          addition, expenses shown in the table do
directly by your Fund. They are expenses     PURPOSES                                     not include the expenses of the underlying
that are incurred directly by the                                                         funds, which are borne indirectly by the
underlying funds                                                                          Fund. If indirect expenses were included,
                                                                                          your costs would have been higher.
                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual

====================================================================================================================================

                                                       ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,033.60               $0.15        $1,024.65             $0.15             0.03%

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 INCAL-INS-2          A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear
eDelivery is the process of receiving your fund and in the Fund's semiannual and annual reports to shareholders. For the first and account information via e-mail. Once your quarterly third quarters, the Fund files the lists with the Securities and Exchange
statements, tax forms, fund reports, and            Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
prospectuses are available, we will send you an     available at AIMinvestments.com. From our home page, click on Products &
e-mail notification containing links to these       Performance, then Mutual Funds, then Fund Overview. Select your Fund from the documents. For security purposes, you will need to  drop-down menu and click on Complete Quarterly Holdings. Shareholders can also log in to your account to view your statements and  look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
tax forms.                                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
WHY SIGN UP?                                        Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
Register for eDelivery to:                          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and
                                                    002-57526.
o  save your Fund the cost of printing and postage.
                                                    A description of the policies and procedures that the Fund uses to determine how
o  reduce the amount of paper you receive.          to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the
o  gain access to your documents faster by not      AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
   waiting for the mail.                            Funds Proxy Policy. The information is also available on the SEC Web site,
                                                    sec.gov.
o  view your documents online anytime at your
   convenience.                                     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
o  save the documents to your personal computer or  site. Go to AIMinvestments.com, access the About Us tab, click on Required
   print them out for your records.                 Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

Fund holdings and proxy voting information

                                                                                                             [AIM INVESTMENTS LOGO]
                                                    INCAL-SAR-1          A I M Distributors,Inc.            --REGISTERED TRADEMARK--

TARGET RISK

                                                          AIM INDEPENDENCE FUNDS

                               SEMIANNUAL REPORT TO SHAREHOLDERS o JUNE 30, 2007

                                                       AIM Independence Now Fund

                                                      AIM Independence 2010 Fund

                                                      AIM Independence 2020 Fund

                                                      AIM Independence 2030 Fund

                                                      AIM Independence 2040 Fund

                                                      AIM Independence 2050 Fund

Table of Contents

Letter to Shareholders .............    2
AIM Independence Now
Fund Performance ...................    3
AIM Independence 2010
Fund Performance ...................    4
AIM Independence 2020
Fund Performance ...................    5
AIM Independence 2030
Fund Performance ...................    6
AIM Independence 2040
Fund Performance ...................    7
AIM Independence 2050
Fund Performance ...................    8
Portfolio Composition ..............    9
Schedule of Investments ............   10
Financial Statements ...............   16
Notes to Financial Statements ......   20
Financial Highlights ...............   29
Fund Expenses ......................   36
Approval of Advisory Agreement .....   38

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                            If used after October 20, 2007, this
 [AIM INVESTMENTS LOGO]                          report must be accompanied by a
--REGISTERED TRADEMARK--                  Fund Performance & Commentary or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Independence Funds

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
[CROCKETT                                    Board of Trustees of the AIM Funds continues to focus on improved investment
 PHOTO]                                      performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments in --REGISTERED TRADEMARK-- April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

Bruce L. Crockett                               Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)  How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)  What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)  Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM Independence Now Fund

AIM INDEPENDENCE NOW FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (1/31/07)                 -2.78%
Class A Shares                                                                     2.85%
Class B Shares                                                                     2.57   CLASS B SHARES
Class C Shares                                                                     2.57   Inception (1/31/07)                 -2.43%
Class R Shares                                                                     2.72
S&P 500 Index(1) (Broad Market Index)                                              5.36   CLASS C SHARES
Custom Independence Now Index(2) (Style-Specific Index)                            2.84   Inception (1/31/07)                  1.57%
Lipper Mixed-Asset Target Allocation Conservative Funds Index(1)(Peer Group Index) 2.71
                                                                                          CLASS R SHARES
SOURCES: (1)LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC.                      Inception (1/31/07)                  2.72%

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common
stocks frequently used as a general measure of U.S. stock market performance.             ==========================================

   The Custom Independence Now Index is an index created by A I M Advisors, Inc.
to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 28.734% Russell 3000 --REGISTERED TRADEMARK-- Index, 6.241%
MSCI EAFE --REGISTERED TRADEMARK-- Index, 61.675% Lehman Brothers U.S. Universal
Index, and 3.35% 3-Month Treasury Bill Index. The Russell 3000 --REGISTERED
TRADEMARK-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000-REGISTERED TRADEMARK - Index is a trademark/service mark of the Frank Russell Company. Russell --REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company. The MSCI EAFE --
REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A
Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The 3-Month Treasury Bill Index is tracked by Lipper
Inc. to provide performance for the 3-month U.S. Treasury Bill.

   The unmanaged Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest conservative funds that by portfolio practice maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   FOR CLASS A, CLASS B, CLASS C AND CLASS R       THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             SHARES WAS 3.50%, 4.25%, 4.25% AND 3.75%,    CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           RESPECTIVELY.(2) THE EXPENSE RATIOS          DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
RECENT MONTH-END PERFORMANCE. PERFORMANCE    REPORT THAT ARE BASED ON EXPENSES INCURRED      HAD THE ADVISOR NOT WAIVED FEES
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    DURING THE PERIOD COVERED BY THIS REPORT.    AND/OR REIMBURSED EXPENSES, PERFORMANCE
CHANGES IN NET ASSET VALUE AND THE EFFECT                                                 WOULD HAVE BEEN LOWER.
OF THE MAXIMUM SALES CHARGE UNLESS                CLASS A SHARE PERFORMANCE REFLECTS
OTHERWISE STATED. PERFORMANCE FIGURES DO     THE MAXIMUM 5.50% SALES CHARGE, AND CLASS    (1)  Total annual operating expenses less
NOT REFLECT DEDUCTION OF TAXES A             B AND CLASS C SHARE PERFORMANCE REFLECTS          any contractual fee waivers and/or
SHAREHOLDER WOULD PAY ON FUND                THE APPLICABLE CONTINGENT DEFERRED SALES          expense reimbursements by the advisor
DISTRIBUTIONS OR SALE OF FUND SHARES.        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        in effect through at least June 30,
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CDSC ON CLASS B SHARES DECLINES FROM 5%           2008. See current prospectus for more
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     BEGINNING AT THE TIME OF PURCHASE TO 0% AT        information.
LOSS WHEN YOU SELL SHARES.                   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST   (2)  The expense ratio includes estimated
     THE NET ANNUAL FUND OPERATING EXPENSE   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT        acquired fund fees and expenses of
RATIO SET FORTH IN THE MOST RECENT FUND      HAVE A FRONT-END SALES CHARGE; RETURNS            the underlying funds in which the
PROSPECTUS AS OF THE DATE OF THIS REPORT     SHOWN ARE AT NET ASSET VALUE AND DO NOT           Fund invests of 0.69% for Class A, B,
FOR CLASS A, CLASS B, CLASS C AND CLASS R    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED          C and R shares.
SHARES WAS 1.10%, 1.85%, 1.85% AND 1.35%,    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND     ASSETS WITHIN THE FIRST YEAR.
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT

AIM Independence 2010 Fund

AIM INDEPENDENCE 2010 FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.            sales charges
If sales charges were included, returns would be lower.
                                                                                          CLASS A SHARES
Class A Shares                                                                     3.19%  Inception (1/31/07)                 -2.45%
Class B Shares                                                                     2.89
Class C Shares                                                                     2.89   CLASS B SHARES
Class R Shares                                                                     3.09   Inception (1/31/07)                 -2.11%
S&P 500 Index(1) (Broad Market Index)                                              5.36
Custom Independence 2010 Index(2) (Style-Specific Index)                           3.09   CLASS C SHARES
Lipper Mixed-Asset Target 2010 Funds Index(1) (Peer Group Index)                   3.54   Inception (1/31/07)                  1.89%

SOURCES: (1)LIPPER INC.; (2) LIPPER INC. A I M MANAGEMENT GROUP INC.,                     CLASS R SHARES
                                                                                          Inception (1/31/07)                  3.09%
The unmanaged S&P 500--REGISTERED TRADEMARK-- Index is an index of common stocks
frequently used as a general measure of U.S. stock market performance.                    ==========================================

   The Custom Independence 2010 Index is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 32% Russell 3000--REGISTERED TRADEMARK-- Index, 8% MSCI
EAFE--REGISTERED TRADEMARK-- Index, and 60% Lehman Brothers U.S. Universal
Index. The Russell 3000--REGISTERED TRADEMARK-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell
3000--REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank
Russell Company. The MSCI EAFE--REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The Lehman Brothers U.S.
Universal Index represents the union of the U.S. Aggregate Index, the U.S.
High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging
Markets Index, and the non-ERISA portion of the CMBS Index.

   The unmanaged Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2010.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   SHARES WAS 2.03%, 2.78%, 2.78% AND 2.28%,       THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             RESPECTIVELY.(2) THE EXPENSE RATIOS          CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           PRESENTED ABOVE MAY VARY FROM THE EXPENSE    DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   RATIOS PRESENTED IN OTHER SECTIONS OF THIS   CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        REPORT THAT ARE BASED ON EXPENSES INCURRED
RECENT MONTH-END PERFORMANCE. PERFORMANCE    DURING THE PERIOD COVERED BY THIS REPORT.         HAD THE ADVISOR NOT WAIVED FEES
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                 AND/OR REIMBURSED EXPENSES, PERFORMANCE
CHANGES IN NET ASSET VALUE AND THE EFFECT         CLASS A SHARE PERFORMANCE REFLECTS      WOULD HAVE BEEN LOWER.
OF THE MAXIMUM SALES CHARGE UNLESS           THE MAXIMUM 5.50% SALES CHARGE, AND CLASS
OTHERWISE STATED. PERFORMANCE FIGURES DO     B AND CLASS C SHARE PERFORMANCE REFLECTS     (1)  Total annual operating expenses less
NOT REFLECT DEDUCTION OF TAXES A             THE APPLICABLE CONTINGENT DEFERRED SALES          contractual fee waivers and/or
SHAREHOLDER WOULD PAY ON FUND                CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        expense reimbursements by the advisor
DISTRIBUTIONS OR SALE OF FUND SHARES.        CDSC ON CLASS B SHARES DECLINES FROM 5%           in effect through at least June 30,
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   BEGINNING AT THE TIME OF PURCHASE TO 0% AT        2008. See current prospectus for more
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     THE BEGINNING OF THE SEVENTH YEAR. THE            information.
LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             YEAR AFTER PURCHASE. CLASS R SHARES DO NOT   (2)  The expense ratio includes estimated
     THE NET ANNUAL FUND OPERATING EXPENSE   HAVE A FRONT-END SALES CHARGE; RETURNS            acquired fund fees and expenses of
RATIO SET FORTH IN THE MOST RECENT FUND      SHOWN ARE AT NET ASSET VALUE AND DO NOT           the underlying funds in which the
PROSPECTUS AS OF THE DATE OF THIS REPORT     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED          Fund invests of 0.73% for Class A,
FOR CLASS A, CLASS B, CLASS C AND CLASS R    ON A TOTAL REDEMPTION OF RETIREMENT PLAN          B, C and R shares.
SHARES WAS 1.15%, 1.90%, 1.90% AND 1.40%,    ASSETS WITHIN THE FIRST YEAR.
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT FOR CLASS A, CLASS B, CLASS
C AND CLASS R

AIM Independence 2020 Fund

AIM INDEPENDENCE 2020 FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (1/31/07)                 -1.89%
Class A Shares                                                                     3.79%
Class B Shares                                                                     3.39   CLASS B SHARES
Class C Shares                                                                     3.39   Inception (1/31/07)                 -1.61%
Class R Shares                                                                     3.69
S&P 500 Index(1) (Broad Market Index)                                              5.36   CLASS C SHARES
Custom Independence 2020 Index(2) (Style-Specific Index)                           3.97   Inception (1/31/07)                  2.39%
Lipper Mixed-Asset Target 2020 Funds Index(1) (Peer Group Index)                   3.63
                                                                                          CLASS R SHARES
SOURCES: (1)LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC.                      Inception (1/31/07)                  3.69%

The unmanaged S&P 500--REGISTERED TRADEMARK-- Index is an index of common stocks          ==========================================
frequently used as a general measure of U.S. stock market performance.

   The Custom Independence 2020 Index is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 41.5% Russell 3000 Index, 15.5% MSCI EAFE--REGISTERED
TRADEMARK-- Index, 3% FTSE EPRA/NAREIT Global Real Estate Index, and 40% Lehman
Brothers U.S. Universal Index. The Russell 3000--REGISTERED TRADEMARK-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S.
equity market. The Russell 3000--REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The FTSE EPRA/NAREIT Global Real Estate
Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National Association of Real
Estate Investment Trusts, and European Public Real Estate Association. The
Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate
Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar
Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

   The unmanaged Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2020.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE AND CANNOT GUARANTEE             PROSPECTUS AS OF THE DATE OF THIS REPORT     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           FOR CLASS A, CLASS B, CLASS C AND CLASS R    ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES WAS 1.42%, 2.17%, 2.17% AND 1.67%,
VISIT AIMINVESTMENTS.COM FOR THE MOST        RESPECTIVELY.(2) THE EXPENSE RATIOS             THE PERFORMANCE OF THE FUND'S SHARE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASSES WILL DIFFER PRIMARILY DUE TO
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    RATIOS PRESENTED IN OTHER SECTIONS OF THIS   DIFFERENT SALES CHARGE STRUCTURES AND
CHANGES IN NET ASSET VALUE AND THE EFFECT    REPORT THAT ARE BASED ON EXPENSES INCURRED   CLASS EXPENSES.
OF THE MAXIMUM SALES CHARGE UNLESS           DURING THE PERIOD COVERED BY THIS REPORT.
OTHERWISE STATED. PERFORMANCE FIGURES DO                                                     HAD THE ADVISOR NOT WAIVED FEES
NOT REFLECT DEDUCTION OF TAXES A                CLASS A SHARE PERFORMANCE REFLECTS THE    AND/OR REIMBURSED EXPENSES, PERFORMANCE
SHAREHOLDER WOULD PAY ON FUND                MAXIMUM 5.50% SALES CHARGE, AND CLASS B      WOULD HAVE BEEN LOWER.
DISTRIBUTIONS OR SALE OF FUND SHARES.        AND CLASS C SHARE PERFORMANCE REFLECTS THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   APPLICABLE CONTINGENT DEFERRED SALES         (1)  Total annual operating expenses less
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        any contractual fee waivers and/or
LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS B SHARES DECLINES FROM 5%           expense reimbursements by the advisor
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT        in effect through at least June 30,
     THE NET ANNUAL FUND OPERATING EXPENSE   THE BEGINNING OF THE SEVENTH YEAR. THE            2008. See current prospectus for more
RATIO SET FORTH IN THE MOST RECENT FUND      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST        information.
PROSPECTUS AS OF THE DATE OF THIS REPORT     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    HAVE A FRONT-END SALES CHARGE; RETURNS       (2)  The expense ratio includes estimated
SHARES WAS 1.25%, 2.00%, 2.00% AND 1.50%,    SHOWN ARE AT NET ASSET VALUE AND DO NOT           acquired fund fees and expenses of
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND                                                       the underlying funds in which the
OPERATING EXPENSE                                                                              Fund invests of 0.76% for Class A, B,
                                                                                               C and R shares.

AIM Independence 2030 Fund

AIM INDEPENDENCE 2030 FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (1/31/07)                 -0.85%
Class A Shares                                                                     4.89%
Class B Shares                                                                     4.59   CLASS B SHARES
Class C Shares                                                                     4.59   Inception (1/31/07)                 -0.41%
Class R Shares                                                                     4.79
S&P 500 Index(1) (Broad Market Index)                                              5.36   CLASS C SHARES
Custom Independence 2030 Index(2) (Style-Specific Index)                           4.94   Inception (1/31/07)                  3.59%
Lipper Mixed-Asset Target 2030 Funds Index(1) (Peer Group Index)                   5.67
                                                                                          CLASS R SHARES
SOURCES: (1)LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC.                      Inception (1/31/07)                  4.79%

The unmanaged S&P 500--REGISTERED TRADEMARK-- Index is an index of common stocks          ==========================================
frequently used as a general measure of U.S. stock market performance.

   The Custom Independence 2030 Index is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 55% Russell 3000--REGISTERED TRADEMARK-- Index, 21% MSCI
EAFE--REGISTERED TRADEMARK-- Index, 4% FTSE EPRA/NAREIT Global Real Estate
Index, and 20% Lehman Brothers U.S. Universal Index. The Russell
3000--REGISTERED TRADEMARK-- Index measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell
3000--REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank
Russell Company. The MSCI EAFE--REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The FTSE EPRA/NAREIT
Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National
Association of Real Estate Investment Trusts, and European Public Real Estate
Association. The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

   The unmanaged Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2030.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE AND CANNOT GUARANTEE             PROSPECTUS AS OF THE DATE OF THIS REPORT     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           FOR CLASS A, CLASS B, CLASS C AND CLASS R    ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES WAS 1.62%, 2.37%, 2.37% AND 1.87%,
VISIT AIMINVESTMENTS.COM FOR THE MOST        RESPECTIVELY.(2) THE EXPENSE RATIOS             THE PERFORMANCE OF THE FUND'S SHARE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASSES WILL DIFFER PRIMARILY DUE TO
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    RATIOS PRESENTED IN OTHER SECTIONS OF THIS   DIFFERENT SALES CHARGE STRUCTURES AND
CHANGES IN NET ASSET VALUE AND THE EFFECT    REPORT THAT ARE BASED ON EXPENSES INCURRED   CLASS EXPENSES.
OF THE MAXIMUM SALES CHARGE UNLESS           DURING THE PERIOD COVERED BY THIS REPORT.
OTHERWISE STATED. PERFORMANCE FIGURES DO                                                     HAD THE ADVISOR NOT WAIVED FEES
NOT REFLECT DEDUCTION OF TAXES A                CLASS A SHARE PERFORMANCE REFLECTS THE    AND/OR REIMBURSED EXPENSES, PERFORMANCE
SHAREHOLDER WOULD PAY ON FUND                MAXIMUM 5.50% SALES CHARGE, AND CLASS B      WOULD HAVE BEEN LOWER.
DISTRIBUTIONS OR SALE OF FUND SHARES.        AND CLASS C SHARE PERFORMANCE REFLECTS THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   APPLICABLE CONTINGENT DEFERRED SALES         (1)  Total annual operating expenses less
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        any contractual fee waivers and/or
LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS B SHARES DECLINES FROM 5%           expense reimbursements by the advisor
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT        in effect through at least June 30,
     THE NET ANNUAL FUND OPERATING EXPENSE   THE BEGINNING OF THE SEVENTH YEAR. THE            2008. See current prospectus for more
RATIO SET FORTH IN THE MOST RECENT FUND      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST        information.
PROSPECTUS AS OF THE DATE OF THIS REPORT     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    HAVE A FRONT-END SALES CHARGE; RETURNS       (2)  The expense ratio includes estimated
SHARES WAS 1.25%, 2.00%, 2.00% AND 1.50%,    SHOWN ARE AT NET ASSET VALUE AND DO NOT           acquired fund fees and expenses of
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND                                                       the underlying funds in which the
OPERATING EXPENSE                                                                              Fund invests of 0.76% for Class A, B,
                                                                                               C and R shares.

AIM Independence 2040 Fund

AIM INDEPENDENCE 2040 FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (1/31/07)                 -0.66%
Class A Shares                                                                     5.09%
Class B Shares                                                                     4.79   CLASS B SHARES
Class C Shares                                                                     4.79   Inception (1/31/07)                 -0.21%
Class R Shares                                                                     4.99
S&P 500 Index(1) (Broad Market Index)                                              5.36   CLASS C SHARES
Custom Independence 2040 Index(2) (Style-Specific Index)                           5.34   Inception (1/31/07)                  3.79%
Lipper Mixed-Asset Target 2030+ Funds Index(1) (Peer Group Index)                  6.12
                                                                                          CLASS R SHARES
SOURCES: (1)LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC.                      Inception (1/31/07)                  4.99%

The unmanaged S&P 500--REGISTERED TRADEMARK-- Index is an index of common stocks          ==========================================
frequently used as a general measure of U.S. stock market performance.

   The Custom Independence 2040 Index is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 60.8% Russell 3000 --REGISTERED TRADEMARK-- Index, 23.32%
MSCI EAFE--REGISTERED TRADEMARK-- Index, 4.58% FTSE EPRA/NAREIT Global Real
Estate Index, and 11.3% Lehman Brothers U.S. Universal Index. The Russell
3000--REGISTERED TRADEMARK-- Index measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell
3000--REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank
Russell Company. Russell is a trademark of the Frank Russell Company. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The FTSE EPRA/NAREIT Global Real Estate
Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National Association of Real
Estate Investment Trusts, and European Public Real Estate Association. The
Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate
Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar
Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

   The unmanaged Lipper Mixed-Asset Target 2030+ Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation 2030+ Funds category. These funds seek to maximize assets for retirement or other purposes with an extended time horizon exceeding the year
2030.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE AND CANNOT GUARANTEE             PROSPECTUS AS OF THE DATE OF THIS REPORT     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           FOR CLASS A, CLASS B, CLASS C AND CLASS R    ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES WAS 2.07%, 2.82%, 2.82% AND 2.32%,
VISIT AIMINVESTMENTS.COM FOR THE MOST        RESPECTIVELY.(2) THE EXPENSE RATIOS             THE PERFORMANCE OF THE FUND'S SHARE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASSES WILL DIFFER PRIMARILY DUE TO
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    RATIOS PRESENTED IN OTHER SECTIONS OF THIS   DIFFERENT SALES CHARGE STRUCTURES AND
CHANGES IN NET ASSET VALUE AND THE EFFECT    REPORT THAT ARE BASED ON EXPENSES INCURRED   CLASS EXPENSES.
OF THE MAXIMUM SALES CHARGE UNLESS           DURING THE PERIOD COVERED BY THIS REPORT.
OTHERWISE STATED. PERFORMANCE FIGURES DO                                                     HAD THE ADVISOR NOT WAIVED FEES
NOT REFLECT DEDUCTION OF TAXES A                CLASS A SHARE PERFORMANCE REFLECTS THE    AND/OR REIMBURSED EXPENSES, PERFORMANCE
SHAREHOLDER WOULD PAY ON FUND                MAXIMUM 5.50% SALES CHARGE, AND CLASS B      WOULD HAVE BEEN LOWER.
DISTRIBUTIONS OR SALE OF FUND SHARES.        AND CLASS C SHARE PERFORMANCE REFLECTS THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   APPLICABLE CONTINGENT DEFERRED SALES         (1)  Total annual operating expenses less
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        any contractual fee waivers and/or
LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS B SHARES DECLINES FROM 5%           expense reimbursements by the advisor
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT        in effect through at least June 30,
     THE NET ANNUAL FUND OPERATING EXPENSE   THE BEGINNING OF THE SEVENTH YEAR. THE            2008. See current prospectus for more
RATIO SET FORTH IN THE MOST RECENT FUND      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST        information.
PROSPECTUS AS OF THE DATE OF THIS REPORT     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    HAVE A FRONT-END SALES CHARGE; RETURNS       (2)  The expense ratio includes estimated
SHARES WAS 1.30%, 2.05%, 2.05% AND 1.55%,    SHOWN ARE AT NET ASSET VALUE AND DO NOT           acquired fund fees and expenses of
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND                                                       the underlying funds in which the
OPERATING EXPENSE                                                                              Fund invests of 0.77% for Class A, B,
                                                                                               C and R shares.

AIM Independence 2050 Fund

AIM INDEPENDENCE 2050 FUND PERFORMANCE

=======================================================================================   ==========================================

PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable
                                                                                          sales charges
Cumulative total returns, 1/31/07-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (1/31/07)                 -0.57%
Class A Shares                                                                     5.19%
Class B Shares                                                                     4.89   CLASS B SHARES
Class C Shares                                                                     4.89   Inception (1/31/07)                 -0.11%
Class R Shares                                                                     5.09
S&P 500 Index(1) (Broad Market Index)                                              5.36   CLASS C SHARES
Custom Independence 2050 Index(2) (Style-Specific Index)                           5.63   Inception (1/31/07)                  3.89%
Lipper Mixed-Asset Target 2030+ Funds Index(1) (Peer Group Index)                  6.12
                                                                                          CLASS R SHARES
SOURCES: (1)LIPPER INC.; (2)LIPPER INC., A I M MANAGEMENT GROUP INC., LIPPER INC.         Inception (1/31/07)                  5.09%

The unmanaged S&P 500--REGISTERED TRADEMARK-- Index is an index of common stocks          ==========================================
frequently used as a general measure of U.S. stock market performance.

   The Custom Independence 2050 Index is an index created by A I M Advisors,
Inc. to benchmark the Fund. This index may change from time to time based upon the target asset allocation of the Fund. The index currently consists of the following indexes: 65% Russell 3000--REGISTERED TRADEMARK--Index, 25% MSCI
EAFE--REGISTERED TRADEMARK-- Index, 5% FTSE EPRA/NAREIT Global Real Estate
Index, and 5% Lehman Brothers U.S. Universal Index. The Russell 3000--REGISTERED
TRADEMARK-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000--REGISTERED TRADEMARK-- Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The FTSE EPRA/NAREIT Global Real Estate
Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by the FTSE Group, National Association of Real
Estate Investment Trusts, and European Public Real Estate Association. The
Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate
Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar
Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index.

   The unmanaged Lipper Mixed-Asset Target 2030+ Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation 2030+ Funds category. These funds seek to maximize assets for retirement or other purposes with an extended time horizon exceeding the year
2030.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

THE PERFORMANCE DATA QUOTED REPRESENT PAST   RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE AND CANNOT GUARANTEE             PROSPECTUS AS OF THE DATE OF THIS REPORT     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           FOR CLASS A, CLASS B, CLASS C AND CLASS R    ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES WAS 2.38%, 3.13%, 3.13% AND 2.63%,
VISIT AIMINVESTMENTS.COM FOR THE MOST        RESPECTIVELY.(2) THE EXPENSE RATIOS             THE PERFORMANCE OF THE FUND'S SHARE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASSES WILL DIFFER PRIMARILY DUE TO
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    RATIOS PRESENTED IN OTHER SECTIONS OF THIS   DIFFERENT SALES CHARGE STRUCTURES AND
CHANGES IN NET ASSET VALUE AND THE EFFECT    REPORT THAT ARE BASED ON EXPENSES INCURRED   CLASS EXPENSES.
OF THE MAXIMUM SALES CHARGE UNLESS           DURING THE PERIOD COVERED BY THIS REPORT.
OTHERWISE STATED. PERFORMANCE FIGURES DO                                                     HAD THE ADVISOR NOT WAIVED FEES
NOT REFLECT DEDUCTION OF TAXES A                CLASS A SHARE PERFORMANCE REFLECTS THE    AND/OR REIMBURSED EXPENSES, PERFORMANCE
SHAREHOLDER WOULD PAY ON FUND                MAXIMUM 5.50% SALES CHARGE, AND CLASS B      WOULD HAVE BEEN LOWER.
DISTRIBUTIONS OR SALE OF FUND SHARES.        AND CLASS C SHARE PERFORMANCE REFLECTS THE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   APPLICABLE CONTINGENT DEFERRED SALES         (1)  Total annual operating expenses less
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE        any contractual fee waivers and/or
LOSS WHEN YOU SELL SHARES.                   CDSC ON CLASS B SHARES DECLINES FROM 5%           expense reimbursements by the advisor
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT        in effect through at least June 30,
     THE NET ANNUAL FUND OPERATING EXPENSE   THE BEGINNING OF THE SEVENTH YEAR. THE            2008. See current prospectus for more
RATIO SET FORTH IN THE MOST RECENT FUND      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST        information.
PROSPECTUS AS OF THE DATE OF THIS REPORT     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
FOR CLASS A, CLASS B, CLASS C AND CLASS R    HAVE A FRONT-END SALES CHARGE; RETURNS       (2)  The expense ratio includes estimated
SHARES WAS 1.30%, 2.05%, 2.05% AND 1.55%,    SHOWN ARE AT NET ASSET VALUE AND DO NOT           acquired fund fees and expenses of
RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND                                                       the underlying funds in which the
OPERATING EXPENSE                                                                              Fund invests of 0.77% for Class A, B,
                                                                                               C and R shares.

AIM Independence Funds

PORTFOLIO COMPOSITION

As of June 30, 2007
(Unaudited)

AIM INDEPENDENCE NOW FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      28.73%            28.96%
------------------------------------------------------------
Foreign Equity                        6.24%             6.56%
------------------------------------------------------------
Investment Grade Fixed-Income        53.35%            52.70%
------------------------------------------------------------
High Yield Fixed-Income               8.33%             8.30%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             3.35%             3.48%
____________________________________________________________
============================================================

AIM INDEPENDENCE 2010 FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      32.00%            32.27%
------------------------------------------------------------
Foreign Equity                        8.00%             8.36%
------------------------------------------------------------
High Yield Fixed-Income               9.00%             8.93%
------------------------------------------------------------
Investment Grade Fixed-Income        51.00%            50.30%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             0.00%             0.14%
____________________________________________________________
============================================================

AIM INDEPENDENCE 2020 FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      41.50%            40.57%
------------------------------------------------------------
Foreign Equity                       15.50%            15.78%
------------------------------------------------------------
High Yield Fixed-Income              12.00%            11.88%
------------------------------------------------------------
Investment Grade Fixed-Income        28.00%            27.72%
------------------------------------------------------------
Real Estate                           3.00%             2.79%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             0.00%             1.26%
____________________________________________________________
============================================================

AIM INDEPENDENCE 2030 FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      55.00%            54.47%
------------------------------------------------------------
Foreign Equity                       21.00%            21.54%
------------------------------------------------------------
High Yield Fixed-Income              10.00%             9.78%
------------------------------------------------------------
Investment Grade Fixed-Income        10.00%             9.79%
------------------------------------------------------------
Real Estate                           4.00%             3.68%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             0.00%             0.74%
____________________________________________________________
============================================================

AIM INDEPENDENCE 2040 FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      60.80%            57.09%
------------------------------------------------------------
Foreign Equity                       23.32%            23.39%
------------------------------------------------------------
High Yield Fixed-Income               7.10%             6.96%
------------------------------------------------------------
Investment Grade Fixed-Income         4.20%             4.13%
------------------------------------------------------------
Real Estate                           4.58%             4.24%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             0.00%             4.19%
____________________________________________________________
============================================================

AIM INDEPENDENCE 2050 FUND

                                              % OF TOTAL NET
                                  TARGET       ASSETS AS OF
ASSET CLASS                     ALLOCATION       06/30/07
------------------------------------------------------------
Domestic Equity                      65.00%            64.28%
------------------------------------------------------------
Foreign Equity                       25.00%            25.83%
------------------------------------------------------------
High Yield Fixed-Income               5.00%             4.86%
------------------------------------------------------------
Investment Grade Fixed-Income         0.00%             0.00%
------------------------------------------------------------
Real Estate                           5.00%             4.55%
------------------------------------------------------------
Money Market Funds Plus Other
  Assets Less Liabilities             0.00%             0.48%
____________________________________________________________
============================================================

AIM Independence Funds

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)

AIM INDEPENDENCE NOW FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.11%(a)

                                               VALUE
                                               01/31/07                              CHANGE IN
                                      % OF     (DATE                                 UNREALIZED
                                      NET      OPERATIONS   PURCHASES   PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)   AT COST     FROM SALES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-28.96%

AIM Diversified Dividend Fund          4.43%       $--      $ 34,916    $  (2,396)      $   966
--------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             2.76%       --         21,690       (1,498)          695
--------------------------------------------------------------------------------------------------
AIM Structured Value Fund              2.72%       --         21,690       (1,498)          383
--------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       1.36%       --         10,677         (737)          334
--------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth                               2.72%       --         21,704       (1,793)          740
--------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value    2.67%       --         21,675       (1,798)          389
--------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth(b)                            1.73%       --         14,053       (1,157)          268
--------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value    1.76%       --         14,023       (1,132)          451
--------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000          6.63%       --         52,722       (4,340)        1,869
--------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500          2.18%       --         17,314       (1,395)          590
==================================================================================================
  Subtotal Domestic Equity Funds                             230,464      (17,744)        6,685
==================================================================================================

FIXED-INCOME FUNDS-61.00%

AIM Floating Rate Fund                 5.67%       --         46,266       (3,137)         (157)
--------------------------------------------------------------------------------------------------
AIM High Yield Fund                    2.63%       --         21,738       (1,472)         (357)
--------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund       8.51%       --         70,351       (4,783)       (1,023)
--------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund(c)                              3.60%       --         29,617       (2,029)         (324)
--------------------------------------------------------------------------------------------------
AIM Limited Maturity Fund              2.66%                  21,727       (1,483)          (43)
--------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund              15.92%       --        130,207       (8,863)         (631)
--------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund            22.01%       --        181,547      (12,355)       (2,409)
==================================================================================================
  Subtotal Fixed-Income Funds                                501,453      (34,122)       (4,944)
==================================================================================================

FOREIGN EQUITY FUNDS-6.56%

AIM International Core Equity Fund     3.22%       --         24,670       (1,703)        1,341
--------------------------------------------------------------------------------------------------
AIM International Growth Fund          1.70%       --         12,671         (875)        1,016
--------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers                            1.64%       --         12,678       (1,044)          835
==================================================================================================
  Subtotal Foreign Equity Funds                               50,019       (3,622)        3,192
==================================================================================================

MONEY MARKET FUNDS-3.59%

Liquid Assets Portfolio                3.20%       --         97,698      (73,442)           --
--------------------------------------------------------------------------------------------------
Premier Portfolio                      0.39%       --         70,357      (67,422)           --
==================================================================================================
  Subtotal Money Market Funds                                168,055     (140,864)           --
==================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $754,325)            100.11%       --        949,991     (196,352)        4,933
==================================================================================================
OTHER ASSETS LESS LIABILITIES         (0.11)%
==================================================================================================
NET ASSETS                           100.00%
__________________________________________________________________________________________________
==================================================================================================


                                     REALIZED      DIVIDEND   SHARES      VALUE
                                     GAIN (LOSS)   INCOME     06/30/07   06/30/07
---------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-28.96%

AIM Diversified Dividend Fund           $ 95        $  210      2,345    $ 33,581
---------------------------------------------------------------------------------
AIM Structured Growth Fund                63            --      1,797      20,950
---------------------------------------------------------------------------------
AIM Structured Value Fund                 66            --      1,727      20,641
---------------------------------------------------------------------------------
AIM Trimark Small Companies Fund          42            --        607      10,316
---------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth                                  (9)           --      1,159      20,642
---------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value       13           177        982      20,279
---------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth(b)                              (12)           --        707      13,152
---------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value        4            42        694      13,346
---------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000             11           230        809      50,262
---------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500             (3)           37        282      16,506
=================================================================================
  Subtotal Domestic Equity Funds         270           696                219,675
=================================================================================

FIXED-INCOME FUNDS-61.00%

AIM Floating Rate Fund                     3           834      4,733      42,975
---------------------------------------------------------------------------------
AIM High Yield Fund                       16           423      4,438      19,925
---------------------------------------------------------------------------------
AIM Intermediate Government Fund          24         1,080      7,678      64,569
---------------------------------------------------------------------------------
AIM International Total Return
  Fund(c)                                 52           230      2,632      27,316
---------------------------------------------------------------------------------
AIM Limited Maturity Fund                  3           254      2,020      20,204
---------------------------------------------------------------------------------
AIM Short Term Bond Fund                  16         1,842     12,357     120,729
---------------------------------------------------------------------------------
AIM Total Return Bond Fund               122         2,597     16,395     166,905
=================================================================================
  Subtotal Fixed-Income Funds            236         7,260                462,623
=================================================================================

FOREIGN EQUITY FUNDS-6.56%

AIM International Core Equity Fund       105            --      1,528      24,413
---------------------------------------------------------------------------------
AIM International Growth Fund             70            --        378      12,882
---------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers                                5           113        602      12,474
=================================================================================
  Subtotal Foreign Equity Funds          180           113                 49,769
=================================================================================

MONEY MARKET FUNDS-3.59%

Liquid Assets Portfolio                   --           414     24,256      24,256
---------------------------------------------------------------------------------
Premier Portfolio                         --            72      2,935       2,935
=================================================================================
  Subtotal Money Market Funds             --           486                 27,191
=================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $754,325)                686         8,555                759,258
=================================================================================
OTHER ASSETS LESS LIABILITIES                                                (935)
=================================================================================
NET ASSETS                                                               $758,323
_________________________________________________________________________________
=================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

AIM INDEPENDENCE 2010 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.14%(a)

                                               VALUE
                                               01/31/07                               CHANGE IN
                                      % OF     (DATE                                  UNREALIZED
                                      NET      OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)    AT COST     FROM SALES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-32.27%

AIM Diversified Dividend Fund          4.84%       $--      $  64,360    $  (1,535)      $ 1,682
---------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             3.06%       --          40,397         (969)        1,314
---------------------------------------------------------------------------------------------------
AIM Structured Value Fund              3.02%       --          40,397         (969)          739
---------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       1.52%       --          20,199         (485)          579
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                     3.03%       --          39,479         (510)        1,427
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                            2.97%       --          39,446         (501)          724
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                  2.01%       --          26,270         (339)          933
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                            1.99%       --          26,291         (342)          595
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                            2.52%       --          95,190       (1,231)      (60,420)
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                  7.31%       --          32,794         (405)       65,033
===================================================================================================
  Subtotal Domestic Equity Funds                              424,823       (7,286)       12,606
===================================================================================================

FIXED-INCOME FUNDS-59.23%

AIM Floating Rate Fund                 4.99%       --          68,435       (1,615)         (268)
---------------------------------------------------------------------------------------------------
AIM High Yield Fund                    3.94%       --          54,816       (1,292)         (965)
---------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund      12.80%       --         177,494       (4,200)       (2,617)
---------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund(c)                              3.43%       --          47,508       (1,131)         (677)
---------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund              11.92%       --         163,668       (3,877)         (816)
---------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund            22.15%       --         306,909       (7,269)       (4,319)
===================================================================================================
  Subtotal Fixed-Income Funds                                 818,830      (19,384)       (9,662)
===================================================================================================

FOREIGN EQUITY FUNDS-8.36%

AIM International Core Equity Fund     4.16%       --          53,863       (1,292)        2,801
---------------------------------------------------------------------------------------------------
AIM International Growth Fund          2.13%       --          26,932         (646)        2,085
---------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                  2.07%       --          26,304         (344)        1,682
===================================================================================================
  Subtotal Foreign Equity Funds                               107,099       (2,282)        6,568
===================================================================================================

MONEY MARKET FUNDS-0.28%

Liquid Assets Portfolio                0.14%       --         138,023     (136,178)           --
---------------------------------------------------------------------------------------------------
Premier Portfolio                      0.14%       --         138,023     (136,178)           --
===================================================================================================
  Subtotal Money Market Funds                                 276,046     (272,356)           --
===================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $1,325,803)          100.14%       --       1,626,798     (301,308)        9,512
===================================================================================================
OTHER ASSETS LESS LIABILITIES         (0.14)%
===================================================================================================
NET ASSETS                           100.00%
___________________________________________________________________________________________________
===================================================================================================


                                     REALIZED      DIVIDEND   SHARES       VALUE
                                     GAIN (LOSS)   INCOME     06/30/07    06/30/07
-----------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-32.27%

AIM Diversified Dividend Fund           $ 53       $   397      4,508    $   64,560
-----------------------------------------------------------------------------------
AIM Structured Growth Fund                32            --      3,497        40,774
-----------------------------------------------------------------------------------
AIM Structured Value Fund                 34            --      3,364        40,201
-----------------------------------------------------------------------------------
AIM Trimark Small Companies Fund          27            --      1,195        20,320
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                        (3)           --      2,268        40,393
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                               --           347      1,921        39,669
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                     --            --      1,397        26,864
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                               (2)           77      1,427        26,542
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                               (1)          448        573        33,538
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                     (2)           74      1,568        97,420
===================================================================================
  Subtotal Domestic Equity Funds         138         1,343                  430,281
===================================================================================

FIXED-INCOME FUNDS-59.23%

AIM Floating Rate Fund                     1         1,108      7,330        66,553
-----------------------------------------------------------------------------------
AIM High Yield Fund                       10           953     11,708        52,569
-----------------------------------------------------------------------------------
AIM Intermediate Government Fund          (6)        2,439     20,294       170,671
-----------------------------------------------------------------------------------
AIM International Total Return
  Fund(c)                                 27           378      4,405        45,727
-----------------------------------------------------------------------------------
AIM Short Term Bond Fund                   3         2,077     16,272       158,978
-----------------------------------------------------------------------------------
AIM Total Return Bond Fund                21         3,930     29,012       295,342
===================================================================================
  Subtotal Fixed-Income Funds             56        10,885                  789,840
===================================================================================

FOREIGN EQUITY FUNDS-8.36%

AIM International Core Equity Fund        75            --      3,470        55,447
-----------------------------------------------------------------------------------
AIM International Growth Fund             46            --        835        28,417
-----------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                     (2)          256      1,334        27,640
===================================================================================
  Subtotal Foreign Equity Funds          119           256                  111,504
===================================================================================

MONEY MARKET FUNDS-0.28%

Liquid Assets Portfolio                   --           113      1,845         1,845
-----------------------------------------------------------------------------------
Premier Portfolio                         --           112      1,845         1,845
===================================================================================
  Subtotal Money Market Funds             --           225                    3,690
===================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $1,325,803)              313        12,709                1,335,315
===================================================================================
OTHER ASSETS LESS LIABILITIES                                                (1,841)
===================================================================================
NET ASSETS                                                               $1,333,474
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

AIM INDEPENDENCE 2020 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.34%(a)

                                                VALUE
                                               01/31/07                               CHANGE IN
                                      % OF      (DATE                                 UNREALIZED
                                      NET      OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)    AT COST     FROM SALES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-40.57%

AIM Diversified Dividend Fund          5.55%     $   --     $ 141,448    $  (1,705)     $  1,843
---------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             3.46%         --        87,985       (1,065)        1,352
---------------------------------------------------------------------------------------------------
AIM Structured Value Fund              3.41%         --        87,985       (1,065)           36
---------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       2.77%         --        70,388         (852)        1,087
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                     3.33%         --        83,661         (556)        1,763
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                            3.26%         --        83,568         (554)           --
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                  3.34%         --        85,162         (558)          590
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                            3.38%         --        85,183         (562)        1,554
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI 1000
  Portfolio                            7.97%         --       200,627       (1,335)        3,998
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI 1500
  Small-Mid Portfolio                  4.10%         --       103,297         (690)        2,049
===================================================================================================
  Subtotal Domestic Equity Funds                            1,029,304       (8,942)       14,272
===================================================================================================

FIXED INCOME FUNDS-39.60%

AIM Floating Rate Fund                 3.00%         --        77,787         (930)         (273)
---------------------------------------------------------------------------------------------------
AIM High Yield Fund                    8.88%         --       233,578       (2,789)       (4,385)
---------------------------------------------------------------------------------------------------
AIM International Total Return Bond
  Fund(c)                              2.47%         --        64,397         (775)         (815)
---------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund               2.49%         --        64,644         (775)         (283)
---------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund            22.76%         --       594,778       (7,128)       (7,230)
===================================================================================================
  Subtotal Fixed Income Funds                               1,035,184      (12,397)      (12,986)
===================================================================================================

FOREIGN EQUITY FUNDS-15.78%

AIM International Core Equity Fund     6.41%         --       159,973       (1,937)        5,247
---------------------------------------------------------------------------------------------------
AIM International Growth Fund          4.83%         --       118,380       (1,433)        6,155
---------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                  4.54%         --       112,480         (741)        4,421
===================================================================================================
  Subtotal Foreign Equity Funds                               390,833       (4,111)       15,823
===================================================================================================

REAL ESTATE FUNDS-2.79%

AIM Global Real Estate Fund            2.79%         --        77,115         (930)       (5,036)
===================================================================================================

MONEY MARKET FUNDS-0.60%

Liquid Assets Portfolio                0.30%         --       296,781     (289,199)           --
---------------------------------------------------------------------------------------------------
Premier Portfolio                      0.30%         --       296,781     (289,199)           --
===================================================================================================
  Subtotal Money Market Funds                                 593,562     (578,398)           --
===================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $2,521,689)           99.34%         --     3,125,998     (604,778)       12,073
===================================================================================================
OTHER ASSETS LESS LIABILITIES          0.66%
===================================================================================================
NET ASSETS                           100.00%
___________________________________________________________________________________________________
===================================================================================================


                                     REALIZED      DIVIDEND   SHARES       VALUE
                                     GAIN (LOSS)   INCOME     06/30/07    06/30/07
-----------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-40.57%

AIM Diversified Dividend Fund           $ 31       $   672      9,889    $  141,617
-----------------------------------------------------------------------------------
AIM Structured Growth Fund                31            --      7,573        88,303
-----------------------------------------------------------------------------------
AIM Structured Value Fund                 34            --      7,279        86,990
-----------------------------------------------------------------------------------
AIM Trimark Small Companies Fund          53            --      4,157        70,676
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                        (3)           --      4,765        84,865
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                               (1)          631      4,020        83,013
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                     (6)           --      4,580        85,188
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                               (5)          228      4,481        86,170
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI 1000
  Portfolio                               (1)          801      3,272       203,289
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI 1500
  Small-Mid Portfolio                     (4)          212      1,788       104,652
===================================================================================
  Subtotal Domestic Equity Funds         129         2,544                1,034,763
===================================================================================

FIXED INCOME FUNDS-39.60%

AIM Floating Rate Fund                    --         1,002      8,434        76,584
-----------------------------------------------------------------------------------
AIM High Yield Fund                       15         3,214     50,427       226,419
-----------------------------------------------------------------------------------
AIM International Total Return Bond
  Fund(c)                                 25           408      6,053        62,832
-----------------------------------------------------------------------------------
AIM Short Term Bond Fund                   2           656      6,508        63,588
-----------------------------------------------------------------------------------
AIM Total Return Bond Fund                68         6,082     57,022       580,488
===================================================================================
  Subtotal Fixed Income Funds            110        11,362                1,009,911
===================================================================================

FOREIGN EQUITY FUNDS-15.78%

AIM International Core Equity Fund       116            --     10,225       163,399
-----------------------------------------------------------------------------------
AIM International Growth Fund            100            --      3,619       123,202
-----------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                     (4)          875      5,606       116,156
===================================================================================
  Subtotal Foreign Equity Funds          212           875                  402,757
===================================================================================

REAL ESTATE FUNDS-2.79%

AIM Global Real Estate Fund               18           329      4,586        71,167
===================================================================================

MONEY MARKET FUNDS-0.60%

Liquid Assets Portfolio                   --           290      7,582         7,582
-----------------------------------------------------------------------------------
Premier Portfolio                         --           289      7,582         7,582
===================================================================================
  Subtotal Money Market Funds             --           579                   15,164
===================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $2,521,689)              469        15,689                2,533,762
===================================================================================
OTHER ASSETS LESS LIABILITIES                                                16,742
===================================================================================
NET ASSETS                                                               $2,550,504
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) On February 28, 2007, AIM International Bond Fund was renamed AIM International Total Return Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

AIM INDEPENDENCE 2030 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-101.36%(a)

                                                VALUE
                                               01/31/07                               CHANGE IN
                                      % OF      (DATE                                 UNREALIZED
                                      NET      OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)    AT COST     FROM SALES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-54.47%

AIM Diversified Dividend Fund          6.79%     $   --     $ 118,173    $  (3,620)      $ 2,327
---------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             4.26%         --        74,024       (2,279)        1,616
---------------------------------------------------------------------------------------------------
AIM Structured Value Fund              4.20%         --        74,024       (2,279)          547
---------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       4.27%         --        74,024       (2,279)        1,497
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                     4.20%         --        70,995         (505)        1,969
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                            4.13%         --        71,029         (517)          612
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                  5.12%         --        87,792         (627)        1,088
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                            5.18%         --        87,738         (633)        2,139
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                           10.14%         --       171,280       (1,219)        4,725
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                  6.18%         --       104,482         (741)        2,683
===================================================================================================
  Subtotal Domestic Equity Funds                              933,561      (14,699)       19,203
===================================================================================================

FIXED INCOME FUNDS-19.57%

AIM High Yield Fund                    9.78%         --       176,915       (5,363)       (3,001)
---------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund             9.79%         --       176,190       (5,363)       (2,122)
===================================================================================================
  Subtotal Fixed Income Funds                                 353,105      (10,726)       (5,123)
===================================================================================================

FOREIGN EQUITY FUNDS-21.54%

AIM International Core Equity Fund     8.69%         --       148,047       (4,559)        6,004
---------------------------------------------------------------------------------------------------
AIM International Growth Fund          6.54%         --       108,859       (3,352)        6,791
---------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                  6.31%         --       104,359         (742)        5,133
===================================================================================================
  Subtotal Foreign Equity Funds                               361,265       (8,653)       17,928
===================================================================================================

REAL ESTATE FUNDS-3.68%

AIM Global Real Estate Fund            3.68%         --        69,979       (2,145)       (4,446)
===================================================================================================

MONEY MARKET FUNDS-2.10%

Liquid Assets Portfolio                1.05%         --       289,539     (271,483)           --
---------------------------------------------------------------------------------------------------
Premier Portfolio                      1.05%         --       289,539     (271,483)           --
===================================================================================================
  Subtotal Money Market Funds                        --       579,078     (542,966)           --
===================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  UNDERLYING FUNDS (Cost
  $1,719,083)                        101.36%         --     2,296,988     (579,189)       27,562
===================================================================================================
OTHER ASSETS LESS LIABILITIES         (1.36)%
===================================================================================================
NET ASSETS                           100.00%
___________________________________________________________________________________________________
===================================================================================================


                                     REALIZED      DIVIDEND   SHARES       VALUE
                                     GAIN (LOSS)   INCOME     06/30/07    06/30/07
-----------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-54.47%

AIM Diversified Dividend Fund          $  186       $  606      8,175    $  117,066
-----------------------------------------------------------------------------------
AIM Structured Growth Fund                128           --      6,303        73,489
-----------------------------------------------------------------------------------
AIM Structured Value Fund                 133           --      6,061        72,425
-----------------------------------------------------------------------------------
AIM Trimark Small Companies Fund          174           --      4,319        73,416
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                         (8)          --      4,068        72,451
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                                (5)         541      3,444        71,119
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                     (15)          --      4,744        88,238
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                               (17)         240      4,640        89,227
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                               (14)         691      2,813       174,772
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                     (17)         213      1,818       106,407
===================================================================================
  Subtotal Domestic Equity Funds          545        2,291                  938,610
===================================================================================

FIXED INCOME FUNDS-19.57%

AIM High Yield Fund                        49        2,742     37,550       168,600
-----------------------------------------------------------------------------------
AIM Total Return Bond Fund                 (4)       2,016     16,572       168,701
===================================================================================
  Subtotal Fixed Income Funds              45        4,758                  337,301
===================================================================================

FOREIGN EQUITY FUNDS-21.54%

AIM International Core Equity Fund        349           --      9,377       149,841
-----------------------------------------------------------------------------------
AIM International Growth Fund             329           --      3,309       112,627
-----------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                     (11)         835      5,248       108,739
===================================================================================
  Subtotal Foreign Equity Funds           667          835                  371,207
===================================================================================

REAL ESTATE FUNDS-3.68%

AIM Global Real Estate Fund                27          310      4,086        63,415
===================================================================================

MONEY MARKET FUNDS-2.10%

Liquid Assets Portfolio                    --          255     18,056        18,056
-----------------------------------------------------------------------------------
Premier Portfolio                          --          256     18,056        18,056
===================================================================================
  Subtotal Money Market Funds              --          511                   36,112
===================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  UNDERLYING FUNDS (Cost
  $1,719,083)                           1,284        8,705                1,746,645
===================================================================================
OTHER ASSETS LESS LIABILITIES                                               (23,525)
===================================================================================
NET ASSETS                                                               $1,723,120
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

AIM INDEPENDENCE 2040 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-96.51%(a)

                                                VALUE
                                               01/31/07                               CHANGE IN
                                      % OF      (DATE                                 UNREALIZED
                                      NET      OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)    AT COST     FROM SALES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-57.09%

AIM Diversified Dividend Fund          7.49%     $   --     $  77,745    $  (1,832)     $  1,295
---------------------------------------------------------------------------------------------------
AIM Structured Value Fund              4.63%         --        48,477       (1,148)          310
---------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             4.69%         --        48,477       (1,148)          941
---------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       4.71%         --        48,477       (1,148)        1,208
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                     4.25%         --        44,004       (1,156)        1,047
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                            4.19%         --        44,001       (1,162)          334
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                  5.26%         --        54,752       (1,443)          939
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                            5.29%         --        54,723       (1,442)        1,254
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                            6.34%         --       105,683       (2,772)      (37,499)
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                 10.24%         --        65,470       (1,705)       41,840
===================================================================================================
  Subtotal Domestic Equity Funds                              591,809      (14,956)       11,669
===================================================================================================

FIXED-INCOME FUNDS-11.09%

AIM High Yield Fund                    6.96%         --        74,658       (1,740)       (1,139)
---------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund             4.13%         --        43,974       (1,029)         (355)
===================================================================================================
  Subtotal Fixed-Income Funds (Cost
    $115,891)                                                 118,632       (2,769)       (1,494)
===================================================================================================

FOREIGN EQUITY FUNDS-23.39%

AIM International Growth Fund          7.28%         --        72,173       (1,709)        4,496
---------------------------------------------------------------------------------------------------
AIM International Core Equity Fund     9.58%         --        96,955       (2,296)        4,014
---------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                  6.53%         --        65,442       (1,732)        3,593
===================================================================================================
  Subtotal Foreign Equity Funds                               234,570       (5,737)       12,103
===================================================================================================

REAL ESTATE FUNDS-4.24%

AIM Global Real Estate Fund            4.24%         --        47,596       (1,122)       (2,733)
===================================================================================================

MONEY MARKET FUNDS-0.70%

Liquid Assets Portfolio                0.35%         --       201,149     (197,577)           --
---------------------------------------------------------------------------------------------------
Premier Portfolio                      0.35%         --       201,149     (197,577)           --
===================================================================================================
  Subtotal Money Market Funds                                 402,298     (395,154)           --
===================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $975,897)             96.51%         --     1,394,905     (419,738)       19,545
===================================================================================================
OTHER ASSETS LESS LIABILITIES          3.49%
===================================================================================================
NET ASSETS                           100.00%
___________________________________________________________________________________________________
===================================================================================================


                                     REALIZED      DIVIDEND   SHARES       VALUE
                                     GAIN (LOSS)   INCOME     06/30/07    06/30/07
-----------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-57.09%

AIM Diversified Dividend Fund           $ 99        $  398      5,399    $   77,307
-----------------------------------------------------------------------------------
AIM Structured Value Fund                 72            --      3,993        47,711
-----------------------------------------------------------------------------------
AIM Structured Growth Fund                65            --      4,145        48,335
-----------------------------------------------------------------------------------
AIM Trimark Small Companies Fund          84            --      2,860        48,621
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                         7            --      3,465        43,902
-----------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                                6           353      2,091        43,179
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                    (10)           --      2,916        54,238
-----------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                               20           161      2,837        54,555
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                               24           453      1,118        65,436
-----------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                     16           137      1,700       105,621
===================================================================================
  Subtotal Domestic Equity Funds         383         1,502                  588,905
===================================================================================

FIXED-INCOME FUNDS-11.09%

AIM High Yield Fund                       23         1,192     15,992        71,802
-----------------------------------------------------------------------------------
AIM Total Return Bond Fund                 5           516      4,184        42,595
===================================================================================
  Subtotal Fixed-Income Funds (Cost
    $115,891)                             28         1,708                  114,397
===================================================================================

FOREIGN EQUITY FUNDS-23.39%

AIM International Growth Fund            158            --      2,207        75,118
-----------------------------------------------------------------------------------
AIM International Core Equity Fund       172            --      6,186        98,845
-----------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                     (4)          576      3,248        67,299
===================================================================================
  Subtotal Foreign Equity Funds          326           576                  241,262
===================================================================================

REAL ESTATE FUNDS-4.24%

AIM Global Real Estate Fund               (7)          205      2,818        43,734
===================================================================================

MONEY MARKET FUNDS-0.70%

Liquid Assets Portfolio                   --           177      3,572         3,572
-----------------------------------------------------------------------------------
Premier Portfolio                         --           176      3,572         3,572
===================================================================================
  Subtotal Money Market Funds             --           353                    7,144
===================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $975,897)                730         4,344                  995,442
===================================================================================
OTHER ASSETS LESS LIABILITIES                                                36,000
===================================================================================
NET ASSETS                                                               $1,031,442
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

AIM INDEPENDENCE 2050 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-101.54%(a)

                                                VALUE
                                               01/31/07                                CHANGE IN
                                      % OF      (DATE                                 UNREALIZED
                                      NET      OPERATIONS   PURCHASES    PROCEEDS     APPRECIATION
                                     ASSETS    COMMENCED)    AT COST     FROM SALES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-64.28%

AIM Diversified Dividend Fund          8.01%     $   --     $  62,862    $    (310)     $   1,783
---------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             5.00%         --        39,029         (193)         1,305
---------------------------------------------------------------------------------------------------
AIM Structured Value Fund              4.93%         --        39,029         (194)           732
---------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund       5.04%         --        39,029         (194)         1,622
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                     4.94%         --        38,514         (174)         1,307
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                            4.86%         --        38,564         (165)           632
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                  6.09%         --        48,229         (221)           916
---------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                            6.17%         --        48,153         (224)         1,574
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                           11.85%         --        92,351         (426)         3,201
---------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                  7.39%         --        57,667         (285)         1,973
===================================================================================================
  Subtotal Domestic Equity Funds                              503,427       (2,386)        15,045
===================================================================================================

FIXED-INCOME FUNDS-4.86%

AIM High Yield Fund                    4.86%         --        39,857         (193)          (637)
===================================================================================================

FOREIGN EQUITY FUNDS-25.83%

AIM International Core Equity Fund    10.27%         --        78,057         (387)         4,760
---------------------------------------------------------------------------------------------------
AIM International Growth Fund          7.90%         --        58,543         (290)         5,181
---------------------------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                  7.66%         --        57,754         (261)         3,987
===================================================================================================
  Subtotal Foreign Equity Funds                               194,354         (938)        13,928
===================================================================================================

REAL ESTATE FUNDS-4.55%

AIM Global Real Estate Fund            4.55%         --        39,238         (193)        (2,551)
===================================================================================================

MONEY MARKET FUNDS-2.02%

Liquid Assets Portfolio                1.01%         --       170,072     (161,987)            --
---------------------------------------------------------------------------------------------------
Premier Portfolio                      1.01%         --       170,072     (161,987)            --
===================================================================================================
  Subtotal Money Market Funds                                 340,144     (323,974)            --
===================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $789,387)            101.54%         --     1,117,020     (327,684)        25,785
===================================================================================================
OTHER ASSETS LESS LIABILITIES         (1.54)%
===================================================================================================
NET ASSETS                           100.00%
___________________________________________________________________________________________________
===================================================================================================


                                     REALIZED      DIVIDEND   SHARES      VALUE
                                     GAIN (LOSS)   INCOME     06/30/07   06/30/07
---------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-64.28%

AIM Diversified Dividend Fund          $     9      $  416     4,493     $ 64,344
---------------------------------------------------------------------------------
AIM Structured Growth Fund                   5          --     3,443       40,146
---------------------------------------------------------------------------------
AIM Structured Value Fund                    7          --     3,312       39,574
---------------------------------------------------------------------------------
AIM Trimark Small Companies Fund            11          --     2,380       40,468
---------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                          (2)         --     2,226       39,645
---------------------------------------------------------------------------------
PowerShares Dynamic Large Cap Value
  Portfolio                                 (2)        349     1,890       39,029
---------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio(b)                       (6)         --     2,630       48,918
---------------------------------------------------------------------------------
PowerShares Dynamic Small Cap Value
  Portfolio                                 (5)        162     2,574       49,498
---------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                                 (5)        448     1,531       95,121
---------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio                       (6)        133     1,014       59,349
=================================================================================
  Subtotal Domestic Equity Funds             6       1,508                516,092
=================================================================================

FIXED-INCOME FUNDS-4.86%

AIM High Yield Fund                          2         829     8,692       39,029
=================================================================================

FOREIGN EQUITY FUNDS-25.83%

AIM International Core Equity Fund          23          --     5,160       82,453
---------------------------------------------------------------------------------
AIM International Growth Fund               22          --     1,864       63,456
---------------------------------------------------------------------------------
PowerShares International Dividend
  Achievers Portfolio                       (4)        590     2,967       61,476
=================================================================================
  Subtotal Foreign Equity Funds             41         590                207,385
=================================================================================

REAL ESTATE FUNDS-4.55%

AIM Global Real Estate Fund                  2         209     2,352       36,496
=================================================================================

MONEY MARKET FUNDS-2.02%

Liquid Assets Portfolio                     --         163     8,085        8,085
---------------------------------------------------------------------------------
Premier Portfolio                           --         163     8,085        8,085
=================================================================================
  Subtotal Money Market Funds               --         326                 16,170
=================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  ISSUERS (Cost $789,387)                   51       3,462                815,172
=================================================================================
OTHER ASSETS LESS LIABILITIES                                             (12,345)
=================================================================================
NET ASSETS                                                               $802,827
_________________________________________________________________________________
=================================================================================

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

                                             AIM            AIM            AIM            AIM            AIM            AIM
                                         INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                           NOW FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in affiliated underlying
  funds, at value                          $759,258      $1,335,315     $2,533,762     $1,746,645     $  995,442      $815,172
--------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                              106             218         83,895          5,337         83,914            --
--------------------------------------------------------------------------------------------------------------------------------
  Dividends                                   2,200              30             91             95             85            42
--------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             775             775            775            775            775           775
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                 54,023          49,563         49,729         49,713         49,563        49,563
================================================================================================================================
    Total assets                            816,362       1,385,901      2,668,252      1,802,565      1,129,779       865,552
________________________________________________________________________________________________________________________________
================================================================================================================================

LIABILITIES:

Payables for:
  Investments purchased of affiliated
    underlying funds                          2,259             194         64,174         26,454         46,575        11,218
--------------------------------------------------------------------------------------------------------------------------------
  Fund shares reacquired                         --              --            100             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                            775             775            775            775            775           775
--------------------------------------------------------------------------------------------------------------------------------
  Fund expenses advanced                     12,710           7,980          9,472         12,346         10,122        12,184
--------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                       717           1,444          1,933          1,731            945           705
--------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                3,146           3,475          3,347          3,283          3,474         3,343
--------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                      98             130            316            275            190           189
--------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                   38,334          38,429         37,631         34,581         36,256        34,311
================================================================================================================================
    Total liabilities                        58,039          52,427        117,748         79,445         98,337        62,725
================================================================================================================================
Net assets applicable to shares
  outstanding                              $758,323      $1,333,474     $2,550,504     $1,723,120     $1,031,442      $802,827
________________________________________________________________________________________________________________________________
================================================================================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest              $752,589      $1,313,308     $2,525,732     $1,688,562     $1,008,706      $775,149
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income             115          10,341         12,230          5,712          2,461         1,842
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain                 686             313            469          1,284            730            51
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                       4,933           9,512         12,073         27,562         19,545        25,785
================================================================================================================================
                                           $758,323      $1,333,474     $2,550,504     $1,723,120     $1,031,442      $802,827
________________________________________________________________________________________________________________________________
================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

June 30, 2007
(Unaudited)

                                             AIM            AIM            AIM            AIM            AIM            AIM
                                         INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                           NOW FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

Class A                                    $453,002      $  743,297     $1,760,130     $  911,657     $  521,814      $488,371
________________________________________________________________________________________________________________________________
================================================================================================================================
Class B                                    $147,637      $  194,722     $  566,338     $  463,584     $  314,540      $120,841
________________________________________________________________________________________________________________________________
================================================================================================================================
Class C                                    $ 54,580      $  291,768     $  114,313     $  185,305     $   77,846      $ 88,207
________________________________________________________________________________________________________________________________
================================================================================================================================
Class R                                    $ 51,498      $   51,927     $   57,677     $  109,948     $   64,526      $ 52,649
________________________________________________________________________________________________________________________________
================================================================================================================================
Institutional Class                        $ 51,606      $   51,760     $   52,046     $   52,626     $   52,716      $ 52,759
________________________________________________________________________________________________________________________________
================================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                      44,494          71,915        169,276         86,719         49,561        46,323
________________________________________________________________________________________________________________________________
================================================================================================================================
Class B                                      14,486          18,890         54,658         44,225         29,953        11,500
________________________________________________________________________________________________________________________________
================================================================================================================================
Class C                                       5,357          28,298         11,031         17,681          7,415         8,390
________________________________________________________________________________________________________________________________
================================================================================================================================
Class R                                       5,056           5,028          5,553         10,473          6,134         5,001
________________________________________________________________________________________________________________________________
================================================================================================================================
Institutional Class                           5,069           5,001          5,001          5,001          5,001         5,001
________________________________________________________________________________________________________________________________
================================================================================================================================
Class A:
  Net asset value per share                $  10.18      $    10.34     $    10.40     $    10.51     $    10.53      $  10.54
--------------------------------------------------------------------------------------------------------------------------------
  Offering price per share
  (Net asset value / 94.50%)               $  10.77      $    10.94     $    11.01     $    11.12     $    11.14      $  11.15
________________________________________________________________________________________________________________________________
================================================================================================================================
Class B:
  Net asset value and offering price
    per share                              $  10.19      $    10.31     $    10.36     $    10.48     $    10.50      $  10.51
________________________________________________________________________________________________________________________________
================================================================================================================================
Class C:
  Net asset value and offering price
    per share                              $  10.19      $    10.31     $    10.36     $    10.48     $    10.50      $  10.51
________________________________________________________________________________________________________________________________
================================================================================================================================
Class R:
  Net asset value and offering price
    per share                              $  10.19      $    10.33     $    10.39     $    10.50     $    10.52      $  10.53
________________________________________________________________________________________________________________________________
================================================================================================================================
Institutional Class:
  Net asset value and offering price
    per share                              $  10.18      $    10.35     $    10.41     $    10.52     $    10.54      $  10.55
________________________________________________________________________________________________________________________________
================================================================================================================================
Cost of Investments in affiliated
  underlying funds                         $754,325      $1,325,803     $2,521,689     $1,719,083     $  975,897      $789,387
________________________________________________________________________________________________________________________________
================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

STATEMENT OF OPERATIONS

For the period January 31, 2007 (Date operations commenced) through June 30,
2007
(Unaudited)

                                             AIM            AIM            AIM            AIM            AIM            AIM
                                         INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                           NOW FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                   $   8,555      $  12,709      $  15,689      $   8,705      $   4,344      $   3,462
================================================================================================================================


EXPENSES:

Administrative services fees                 20,685         20,685         20,685         20,685         20,685         20,685
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                3,845          4,660          5,420          4,995          4,000          4,590
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                       274            385            792            473            241            316
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                       375            463          1,071          1,111            627            275
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                       219            857            300            382            267            291
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                       106            106            106            112            108            107
--------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R            398            506            916            948            713            740
--------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional             27             15             23             19             18             18
--------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and
  benefits                                    7,302          7,631          7,504          7,439          7,630          7,499
--------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                 27,081         24,841         24,875         24,891         24,841         24,841
--------------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                      11,606         11,606         11,606          9,000         11,606         11,601
--------------------------------------------------------------------------------------------------------------------------------
Professional services fees                   27,579         27,188         26,176         25,942         25,550         25,550
--------------------------------------------------------------------------------------------------------------------------------
Other                                         7,371          7,371          7,371          7,371          7,372          5,054
================================================================================================================================
     Total expenses                         106,868        106,314        106,845        103,368        103,658        101,567
================================================================================================================================
Less: Expenses reimbursed                  (105,547)      (103,946)      (103,386)      (100,375)      (101,775)       (99,947)
================================================================================================================================
     Net expenses                             1,321          2,368          3,459          2,993          1,883          1,620
================================================================================================================================
Net investment income                         7,234         10,341         12,230          5,712          2,461          1,842
================================================================================================================================


REALIZED AND UNREALIZED GAIN FROM:

Net realized gain on sales of
  affiliated underlying fund shares             686            313            469          1,284            730             51
================================================================================================================================
Change in net unrealized appreciation
  of affiliated underlying fund shares        4,933          9,512         12,073         27,562         19,545         25,785
================================================================================================================================
Net increase in net assets resulting
  from operations                         $  12,853      $  20,166      $  24,772      $  34,558      $  22,736      $  27,678
________________________________________________________________________________________________________________________________
================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

STATEMENT OF CHANGES IN NET ASSETS

For the period January 31, 2007 (Date operations commenced) through June 30,
2007
(Unaudited)

                                             AIM            AIM            AIM            AIM            AIM            AIM
                                         INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                           NOW FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                           JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                             2007           2007           2007           2007           2007           2007
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                    $  7,234      $   10,341     $   12,230     $    5,712     $    2,461      $  1,842
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain                             686             313            469          1,284            730            51
--------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation       4,933           9,512         12,073         27,562         19,545        25,785
================================================================================================================================
    Net increase in net assets
      resulting from operations              12,853          20,166         24,772         34,558         22,736        27,678
================================================================================================================================
Distributions to shareholders from net
  investment income:
  Class A                                    (4,089)             --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                    (1,079)             --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                      (453)             --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                      (562)             --             --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                          (936)             --             --             --             --            --
================================================================================================================================
    Decrease in net assets resulting
      from distributions                     (7,119)             --             --             --             --            --
================================================================================================================================
Share transactions-net:
  Class A                                   451,672         736,490      1,748,496        896,651        513,835       472,279
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                   146,735         192,323        559,984        451,404        308,116       118,032
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                    53,600         284,200        111,558        183,126         74,778        84,818
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                    50,571          50,285         55,753        107,372         61,967        50,010
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                        50,011          50,010         49,941         50,009         50,010        50,010
================================================================================================================================
    Net increase in net assets
      resulting from share transactions     752,589       1,313,308      2,525,732      1,688,562      1,008,706       775,149
================================================================================================================================
    Net increase in net assets              758,323       1,333,474      2,550,504      1,723,120      1,031,442       802,827
================================================================================================================================

NET ASSETS:

  Beginning of period                            --              --             --             --             --            --
================================================================================================================================
  End of period*                           $758,323      $1,333,474     $2,550,504     $1,723,120     $1,031,442      $802,827
================================================================================================================================
  * Includes accumulated undistributed
    net investment income                  $    115      $   10,341     $   12,230     $    5,712     $    2,461      $  1,842
________________________________________________________________________________________________________________________________
================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Independence Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide current income and, as a secondary objective, capital appreciation for AIM Independence Now Fund; and to provide capital appreciation and current income, consistent with their current asset allocation strategies for AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.

    Each Fund is a "fund of funds", in that it invests in other mutual funds and exchange-traded funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM") and PowerShares Capital Management LLC ("PowerShares Capital"), respectively. AIM and PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of INVESCO PLC ("INVESCO") formerly (AMVESCAP PLC). AIM may change each Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

AIM Independence Funds

     reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- AIM Independence Now Fund generally declares and pays dividends, if any, quarterly. AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective fund are allocated among the classes of such fund based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Through at least June 30, 2008, AIM has contractually agreed to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares for each Fund as follows:

AIM Independence Now Fund                                     0.16%
-------------------------------------------------------------------
AIM Independence 2010 Fund                                    0.17%
-------------------------------------------------------------------
AIM Independence 2020 Fund                                    0.24%
-------------------------------------------------------------------
AIM Independence 2030 Fund                                    0.24%
-------------------------------------------------------------------
AIM Independence 2040 Fund                                    0.28%
-------------------------------------------------------------------
AIM Independence 2050 Fund                                    0.28%
 __________________________________________________________________
===================================================================

AIM Independence Funds


    In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) 12b-1 plan payments (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with INVESCO described more fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

    For the six months ended June 30, 2007, AIM reimbursed the following expenses:

                                                             FUND                                                  INSTITUTIONAL
                                                            LEVEL      CLASS A    CLASS B    CLASS C    CLASS R        CLASS
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                  $105,122     $230       $ 78       $ 46        $44           $27
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                  103,425      254         76        141         35            15
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                  102,447      611        206         58         41            23
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                   98,849      497        292        100         59            19
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                  101,044      331        216         92         74            18
--------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                   99,080      458         99        106         77            18
________________________________________________________________________________________________________________________________
================================================================================================================================


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised each Fund that it retained the following in front-end sales commissions from the sale of Class A shares:

AIM Independence Now Fund                                     $  539
--------------------------------------------------------------------
AIM Independence 2010 Fund                                       808
--------------------------------------------------------------------
AIM Independence 2020 Fund                                     2,090
--------------------------------------------------------------------
AIM Independence 2030 Fund                                     2,308
--------------------------------------------------------------------
AIM Independence 2040 Fund                                     1,042
--------------------------------------------------------------------
AIM Independence 2050 Fund                                     1,248
____________________________________________________________________
====================================================================


    ADI also advised that it retained the following in CDSC imposed on redemptions by Class A shareholders of AIM Independence 2010 Fund of $178.

    The underlying AIM Funds Institutional Class pay no distribution fees and the Funds pay no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Independence Funds

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, each Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of:

                                                              TRANSFER AGENT    CUSTODIAN
                                                                 CREDITS         CREDITS
-----------------------------------------------------------------------------------------
AIM Independence Now Fund                                         $   --          $ --
-----------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                            --            --
-----------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                            --            --
-----------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                            --           559
-----------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                            --            --
-----------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                            --           109
_________________________________________________________________________________________
=========================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended June 30, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                              LEGAL FEES
------------------------------------------------------------------------
AIM Independence Now Fund                                       $1,234
------------------------------------------------------------------------
AIM Independence 2010 Fund                                       1,234
------------------------------------------------------------------------
AIM Independence 2020 Fund                                       1,234
------------------------------------------------------------------------
AIM Independence 2030 Fund                                       1,234
------------------------------------------------------------------------
AIM Independence 2040 Fund                                       1,234
------------------------------------------------------------------------
AIM Independence 2050 Fund                                       1,234
________________________________________________________________________
========================================================================

NOTE 5--BORROWINGS

The Funds participate in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Funds may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Funds and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Funds did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Independence Funds

NOTE 6--INVESTMENT SECURITIES

During the six months ended June 30, 2007 purchases and sales of investments (excluding short-term investments) were as follows:

                                                                PURCHASES (EXCLUDING           SALES (EXCLUDING
                                                              U.S. TREASURY SECURITIES)    U.S. TREASURY SECURITIES)
--------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                            $  781,943                     $55,488
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                            1,350,751                      28,951
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                            2,532,436                      26,380
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                            1,717,910                      36,223
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                              992,608                      24,584
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                              776,876                       3,710
____________________________________________________________________________________________________________________
====================================================================================================================


    At June 30, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                                               NET UNREALIZED
                                                              FEDERAL TAX     UNREALIZED       UNREALIZED       APPRECIATION
                                                                 COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                     $  754,325       $ 9,876          $ (4,943)         $  4,933
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                     1,325,803        19,174            (9,662)            9,512
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                     2,521,689        30,096           (18,023)           12,073
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                     1,719,083        37,131            (9,569)           27,562
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                       975,897        23,771            (4,226)           19,545
-----------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                       789,387        28,973            (3,188)           25,785
_____________________________________________________________________________________________________________________________
=============================================================================================================================


    In a Fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

AIM Independence Funds

NOTE 7--SHARE INFORMATION

Each Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

AIM INDEPENDENCE NOW FUND


                         CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2007(a)
                                                              ------------------
                                                              SHARES     AMOUNT
--------------------------------------------------------------------------------
Sold:
  Class A                                                     44,559    $452,383
--------------------------------------------------------------------------------
  Class B                                                     14,380     145,655
--------------------------------------------------------------------------------
  Class C                                                     5,316       53,186
--------------------------------------------------------------------------------
  Class R                                                     5,003       50,030
--------------------------------------------------------------------------------
  Institutional Class                                         9,924      100,030
================================================================================
Issued as reinvestment of dividends:
  Class A                                                       401        4,070
--------------------------------------------------------------------------------
  Class B                                                       106        1,079
--------------------------------------------------------------------------------
  Class C                                                        45          453
--------------------------------------------------------------------------------
  Class R                                                        55          562
--------------------------------------------------------------------------------
  Institutional Class                                           117        1,182
================================================================================
Reacquired:
  Class A                                                      (466)      (4,781)
--------------------------------------------------------------------------------
  Class B                                                        --           --
--------------------------------------------------------------------------------
  Class C                                                        (4)         (39)
--------------------------------------------------------------------------------
  Class R                                                        (2)         (20)
--------------------------------------------------------------------------------
  Institutional Class                                         (4,972)    (51,201)
================================================================================
                                                              74,462    $752,589
________________________________________________________________________________
================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 45% of the outstanding shares of the Fund are owned by AIM or an investment advisor under common control with AIM.

AIM Independence Funds

AIM INDEPENDENCE 2010 FUND


                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                JANUARY 31, 2007
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                JUNE 30, 2007(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     74,443     $  762,537
-----------------------------------------------------------------------------------
  Class B                                                     18,902        192,450
-----------------------------------------------------------------------------------
  Class C                                                     28,298        284,200
-----------------------------------------------------------------------------------
  Class R                                                      5,028         50,285
-----------------------------------------------------------------------------------
  Institutional Class                                          5,001         50,010
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         12            127
-----------------------------------------------------------------------------------
  Class B                                                        (12)          (127)
===================================================================================
Reacquired:
  Class A                                                     (2,540)       (26,174)
-----------------------------------------------------------------------------------
  Class B                                                         --             --
-----------------------------------------------------------------------------------
  Class C                                                         --             --
-----------------------------------------------------------------------------------
  Class R                                                         --             --
-----------------------------------------------------------------------------------
  Institutional Class                                             --             --
===================================================================================
                                                              129,132    $1,313,308
___________________________________________________________________________________
===================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 19% of the outstanding shares of the Fund are owned by AIM or an investment advisor under common control with AIM.

AIM INDEPENDENCE 2020 FUND

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                JANUARY 31, 2007
                                                                (DATE OPERATIONS
                                                               COMMENCED) TO JUNE
                                                                   30, 2007(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     173,966    $1,796,722
-----------------------------------------------------------------------------------
  Class B                                                     56,264        576,312
-----------------------------------------------------------------------------------
  Class C                                                     11,033        111,578
-----------------------------------------------------------------------------------
  Class R                                                      5,555         55,774
-----------------------------------------------------------------------------------
  Institutional Class                                          5,988         60,030
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        435          4,524
-----------------------------------------------------------------------------------
  Class B                                                       (436)        (4,524)
===================================================================================
Reacquired:
  Class A                                                     (5,125)       (52,750)
-----------------------------------------------------------------------------------
  Class B                                                     (1,170)       (11,804)
-----------------------------------------------------------------------------------
  Class C                                                         (2)           (20)
-----------------------------------------------------------------------------------
  Class R                                                         (2)           (21)
-----------------------------------------------------------------------------------
  Institutional Class                                           (987)       (10,089)
===================================================================================
                                                              245,519    $2,525,732
___________________________________________________________________________________
===================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 18% of the outstanding shares of the Fund are owned by AIM or an investment advisor under common control with AIM.

AIM Independence Funds

AIM INDEPENDENCE 2030 FUND

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                JANUARY 31, 2007
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                JUNE 30, 2007(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     87,028     $  899,969
-----------------------------------------------------------------------------------
  Class B                                                     48,256        494,020
-----------------------------------------------------------------------------------
  Class C                                                     18,644        193,217
-----------------------------------------------------------------------------------
  Class R                                                     10,475        107,393
-----------------------------------------------------------------------------------
  Institutional Class                                          5,003         50,029
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         69            726
-----------------------------------------------------------------------------------
  Class B                                                        (69)          (726)
===================================================================================
Reacquired:
  Class A                                                       (378)        (4,044)
-----------------------------------------------------------------------------------
  Class B                                                     (3,962)       (41,890)
-----------------------------------------------------------------------------------
  Class C                                                       (963)       (10,091)
-----------------------------------------------------------------------------------
  Class R                                                         (2)           (21)
-----------------------------------------------------------------------------------
  Institutional Class                                             (2)           (20)
===================================================================================
                                                              164,099    $1,688,562
___________________________________________________________________________________
===================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially. In addition, 29% of the outstanding shares of the Fund are owned by AIM or an investment advisor under common control with AIM.

AIM INDEPENDENCE 2040 FUND

                          CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                JUNE 30, 2007(a)
                                                              --------------------
                                                              SHARES      AMOUNT
----------------------------------------------------------------------------------
Sold:
  Class A                                                     51,880    $  538,415
----------------------------------------------------------------------------------
  Class B                                                     29,990       308,505
----------------------------------------------------------------------------------
  Class C                                                     7,417         74,798
----------------------------------------------------------------------------------
  Class R                                                     6,136         61,988
----------------------------------------------------------------------------------
  Institutional Class                                         5,003         50,030
==================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        37            389
----------------------------------------------------------------------------------
  Class B                                                       (37)          (389)
==================================================================================
Reacquired:
  Class A                                                     (2,356)      (24,969)
----------------------------------------------------------------------------------
  Class C                                                        (2)           (20)
----------------------------------------------------------------------------------
  Class R                                                        (2)           (21)
----------------------------------------------------------------------------------
  Institutional Class                                            (2)           (20)
==================================================================================
                                                              98,064    $1,008,706
__________________________________________________________________________________
==================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 16% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 46% of the outstanding shares of the Fund are owned by AIM or an investment advisor under common control with AIM.

AIM Independence Funds

AIM INDEPENDENCE 2050 FUND

                         CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------
                                                               JANUARY 31, 2007
                                                               (DATE OPERATIONS
                                                              COMMENCED) TO JUNE
                                                                 30, 2007(a)
                                                              ------------------
                                                              SHARES     AMOUNT
--------------------------------------------------------------------------------
Sold:
  Class A                                                     45,878    $468,237
--------------------------------------------------------------------------------
  Class B                                                     12,636     129,279
--------------------------------------------------------------------------------
  Class C                                                     8,393       84,839
--------------------------------------------------------------------------------
  Class R                                                     5,003       50,031
--------------------------------------------------------------------------------
  Institutional Class                                         5,003       50,030
================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     1,136       11,247
--------------------------------------------------------------------------------
  Class B                                                     (1,136)    (11,247)
================================================================================
Reacquired:
  Class A                                                      (691)      (7,205)
--------------------------------------------------------------------------------
  Class B                                                        --           --
--------------------------------------------------------------------------------
  Class C                                                        (3)         (21)
--------------------------------------------------------------------------------
  Class R                                                        (2)         (21)
--------------------------------------------------------------------------------
  Institutional Class                                            (2)         (20)
================================================================================
                                                              76,215    $775,149
________________________________________________________________________________
================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 33% of the outstanding shares of the Fund are owned by AIM or an investment advisor under control with AIM.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Independence Funds


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM INDEPENDENCE NOW FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.15           0.12        0.12        0.14           0.16
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.13           0.14        0.14        0.14           0.14
===============================================================================================================================
    Total from investment operations                             0.28           0.26        0.26        0.28           0.30
===============================================================================================================================
Less dividends from net investment income                       (0.12)         (0.09)      (0.09)      (0.11)         (0.14)
===============================================================================================================================
Net asset value, end of period                                 $10.18         $10.19      $10.19      $10.19         $10.18
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  2.85%          2.57%       2.57%       2.82%          2.98%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  453         $  148      $   55      $   51         $   52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.41%          1.16%       1.16%       0.66%          0.16%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          48.88%         49.63%      49.63%      49.13%         48.52%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.69%          0.69%       0.69%       0.69%          0.69%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          3.52%          2.77%       2.77%       3.27%          3.77%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                         13%            13%         13%         13%            13%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $624,993, $90,661, $52,867, $51,010 and $66,981 for Class A, Class B, Class C,
     Class R and Institutional Class shares, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Independence Funds

AIM INDEPENDENCE 2010 FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.15           0.11        0.11        0.14           0.16
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.17           0.18        0.18        0.17           0.17
===============================================================================================================================
    Total from investment operations                             0.32           0.29        0.29        0.31           0.33
===============================================================================================================================
Net asset value, end of period                                 $10.34         $10.31      $10.31      $10.33         $10.35
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  3.19%          2.89%       2.89%       3.09%          3.29%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  743         $  195      $  292      $   52         $   52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.42%          1.17%       1.17%       0.67%          0.17%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          32.09%         32.84%      32.84%      32.34%         31.74%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.73%          0.73%       0.73%       0.73%          0.73%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          3.45%          2.70%       2.70%       3.20%          3.70%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          4%             4%          4%          4%             4%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $372,184, $111,931, $207,172, $51,155 and $51,175, for Class A, Class B, Class C,
     Class R, and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Independence Funds

AIM INDEPENDENCE 2020 FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.11           0.08        0.08        0.10           0.12
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.27           0.26        0.26        0.27           0.27
===============================================================================================================================
    Total from investment operations                             0.38           0.34        0.34        0.37           0.39
===============================================================================================================================
Net asset value, end of period                                 $10.40         $10.36      $10.36      $10.39         $10.41
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  3.79%          3.39%       3.39%       3.69%          3.89%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $1,760         $  566      $  114      $   58         $   52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.49%          1.24%       1.24%       0.74%          0.24%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          21.31%         22.06%      22.06%      21.56%         20.98%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.76%          0.76%       0.76%       0.76%          0.76%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          2.67%          1.92%       1.92%       2.42%          2.92%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          3%             3%          3%          3%             3%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $765,841, $258,939, $72,450, $51,381 and $51,820 for Class A, Class B, Class C,
     Class R and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Independence Funds

AIM INDEPENDENCE 2030 FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.07           0.04        0.04        0.06           0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.42           0.42        0.42        0.42           0.42
===============================================================================================================================
    Total from investment operations                             0.49           0.46        0.46        0.48           0.50
===============================================================================================================================
Net asset value, end of period                                 $10.51         $10.48      $10.48      $10.50         $10.52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  4.89%          4.59%       4.59%       4.79%          4.99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  912         $  464      $  185      $  110         $   53
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.64%          1.39%       1.39%       0.89%          0.39%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          26.75%         27.50%      27.50%      27.00%         26.33%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.76%          0.76%       0.76%       0.76%          0.76%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          1.64%          0.89%       0.89%       1.39%          1.89%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          5%             5%          5%          5%             5%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $457,865, $268,554, $92,325, $53,957 and $51,605 for Class A, Class B, Class C,
     Class R and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Independence Funds

AIM INDEPENDENCE 2040 FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.06           0.03        0.03        0.05           0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.45           0.45        0.45        0.45           0.45
===============================================================================================================================
    Total from investment operations                             0.51           0.48        0.48        0.50           0.52
===============================================================================================================================
Net asset value, end of period                                 $10.53         $10.50      $10.50      $10.52         $10.54
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  5.09%          4.79%       4.79%       4.99%          5.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  522         $  315      $   78      $   65         $   53
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.53%          1.28%       1.28%       0.78%          0.28%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          45.05%         45.80%      45.80%      45.30%         44.54%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.77%          0.77%       0.77%       0.77%          0.77%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          1.37%          0.62%       0.62%       1.12%          1.62%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          5%             5%          5%          5%             5%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $232,726, $151,792, $64,636, $52,082 and $51,620, for Class A, Class B, Class C,
     Class R, and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Independence Funds

AIM INDEPENDENCE 2050 FUND

                                                                                                                 INSTITUTIONAL
                                                              CLASS A        CLASS B     CLASS C     CLASS R         CLASS
                                                              --------       --------    --------    --------    --------------
                                                                JANUARY 31, 2007 (DATE OPERATIONS COMMENCED) TO JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.02         $10.02      $10.02      $10.02         $10.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.04           0.01        0.01        0.03           0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.48           0.48        0.48        0.48           0.48
===============================================================================================================================
    Total from investment operations                             0.52           0.49        0.49        0.51           0.53
===============================================================================================================================
Net asset value, end of period                                 $10.54         $10.51      $10.51      $10.53         $10.55
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  5.19%          4.89%       4.89%       5.09%          5.29%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  488         $  121      $   88      $   53         $   53
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(c)              0.58%          1.33%       1.33%       0.83%          0.33%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(c)          44.81%         45.56%      45.56%      45.06%         44.29%
===============================================================================================================================
Estimated acquired fund fees from underlying funds(d)            0.77%          0.77%       0.77%       0.77%          0.77%
===============================================================================================================================
Ratio of net investment income to average net assets(c)          0.96%          0.21%       0.21%       0.71%          1.21%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          1%             1%          1%          1%             1%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $305,869, $66,390, $70,437, $51,561 and $51,615, for Class A, Class B, Class C,
     Class R, and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM Independence Funds

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Independence Funds

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      own different proportions of the             HYPOTHETICAL EXAMPLE FOR COMPARISON
                                             underlying funds at different times.         PURPOSES
As a shareholder of the Fund, you incur      Estimated underlying fund expenses are not
two types of costs: (1) transaction costs,   expenses that are incurred directly by       The table below also provides information
which may include sales charges (loads) on   your Fund. They are expenses that are        about hypothetical account values and
purchase payments or contingent deferred     incurred directly by the underlying funds    hypothetical expenses based on the Fund's
sales charges on redemptions, and            and are deducted from the value of the       actual expense ratio and an assumed rate
redemption fees, if any; and (2) ongoing     funds your Fund invests in. The effect of    of return of 5% per year before expenses,
costs, including distribution and/or         the estimated underlying fund expenses       which is not the Fund's actual return.
service (12b-1) fees; and other Fund         that you bear indirectly are included in
expenses. This example is intended to help   your Fund's total return.                       The hypothetical account values and
you understand your ongoing costs (in                                                     expenses may not be used to estimate the
dollars) of investing in the Fund and to     ACTUAL EXPENSES                              actual ending account balance or expenses
compare these costs with ongoing costs of                                                 you paid for the period. You may use this
investing in other mutual funds. The         The table below provides information about   information to compare the ongoing costs
actual ending account value and expenses     actual account values and actual expenses.   of investing in the Fund and other funds.
of the Class A, B, C, and R shares in the    You may use the information in this table,   To do so, compare this 5% hypothetical
below example are based on an investment     together with the amount you invested, to    example with the 5% hypothetical examples
of $1,000 invested on January 31, 2007,      estimate the expenses that you paid over     that appear in the shareholder reports of
(the date the share classes commenced        the period. Simply divide your account       the other funds.
operations) and held through June 30,        value by $1,000 (for example, an $8,600
2007. The hypothetical ending account        account value divided by $1,000 = 8.6),         Please note that the expenses shown in
value and expenses of the Class A, B, C,     then multiply the result by the number in    the table are meant to highlight your
and R shares in the below example are        the table under the heading entitled         ongoing costs only and do not reflect any
based on an investment of $1,000 invested    "Actual Expenses Paid During Period" to      transaction costs, such as sales charges
at the beginning of the period and held      estimate the expenses you paid on your       (loads) on purchase payments, contingent
for the entire six month period January 1,   account during this period (January 31,      deferred sales charges on redemptions, and
2007, through June 30, 2007.                 2007, through June 30, 2007 for the Class    redemption fees, if any. Therefore, the
                                             A, B, C, and R shares). Because the actual   hypothetical information is useful in
   In addition to the fees and expenses      ending account value and expense             comparing ongoing costs only, and will not
which the Fund bears directly, the Fund      information in the example is not based      help you determine the relative total
indirectly bears a pro rata share of the     upon a six month period, the ending          costs of owning different funds. In
fees and expenses of the underlying funds    account value and expense information may    addition, expenses shown in the table do
in which your Fund invests. The amount of    not provide a meaningful comparison to       not include the expenses of the underlying
fees and expenses incurred indirectly by     mutual funds that provide such information   funds, which are borne indirectly by the
your Fund will vary because the underlying   for a full six month period.                 Fund. If transaction costs and indirect
funds have varied expenses and fee levels                                                 expenses were included, your costs would
and the Fund may                                                                          have been higher.

====================================================================================================================================

AIM Independence Now Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,028.50               $1.72        $1,022.76             $2.06             0.41%
B                   1,000.00               1,025.70                4.86         1,019.04              5.81             1.16
C                   1,000.00               1,025.70                4.86         1,019.04              5.81             1.16
R                   1,000.00               1,027.20                2.77         1,021.52              3.31             0.66

AIM Independence 2010 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,031.90               $1.77        $1,022.71             $2.11             0.42%
B                   1,000.00               1,028.90                4.91         1,018.99              5.86             1.17
C                   1,000.00               1,028.90                4.91         1,018.99              5.86             1.17
R                   1,000.00               1,030.90                2.81         1,021.47              3.36             0.67

====================================================================================================================================

AIM Independence Funds

Calculating your ongoing Fund expenses (continued)

====================================================================================================================================

AIM Independence 2020 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,037.90               $2.07        $1,022.36             $2.46             0.49%
B                   1,000.00               1,033.90                5.22         1,018.65              6.21             1.24
C                   1,000.00               1,033.90                5.22         1,018.65              6.21             1.24
R                   1,000.00               1,036.90                3.12         1,021.12              3.71             0.74

====================================================================================================================================

====================================================================================================================================

AIM Independence 2030 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,048.90               $2.71        $1,021.62             $3.21             0.64%
B                   1,000.00               1,045.90                5.88         1,017.90              6.95             1.39
C                   1,000.00               1,045.90                5.88         1,017.90              6.95             1.39
R                   1,000.00               1,047.90                3.77         1,020.38              4.46             0.89

====================================================================================================================================

====================================================================================================================================

AIM Independence 2040 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,050.90               $2.25        $1,022.17             $2.66             0.53%
B                   1,000.00               1,047.90                5.42         1,018.45              6.41             1.28
C                   1,000.00               1,047.90                5.42         1,018.45              6.41             1.28
R                   1,000.00               1,049.90                3.31         1,020.93              3.91             0.78

====================================================================================================================================

====================================================================================================================================

AIM Independence 2050 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

A                  $1,000.00              $1,051.90               $2.46        $1,021.92             $2.91             0.58%
B                   1,000.00               1,048.90                5.64         1,018.20              6.66             1.33
C                   1,000.00               1,048.90                5.64         1,018.20              6.66             1.33
R                   1,000.00               1,050.90                3.52         1,020.68              4.16             0.83

====================================================================================================================================

(1) The actual ending account value is based on the actual total return of the Fund for the period January 31, 2007, through June 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 151 (January 31, 2007, through June 30, 2007)/365. Because the Class A, B, C, and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, C, and R shares of the Fund and other funds because such data is based on a full six month period.

AIM Independence Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence
2040 Fund and AIM Independence 2050 Fund)

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Growth Series (the Trust) is required        Investments Committee considers each         including but not limited to changes to
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    each Fund's performance, advisory fees,
to approve annually the renewal of each      its own recommendations regarding the        expense limitations and/or fee waivers.
series portfolio of the Trust's (each, a     performance, fees and expenses of the AIM
Fund) investment advisory agreement with     Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
A I M Advisors, Inc. (AIM). During contract  Investments Committee considers each            PROVIDED BY AIM
renewal meetings held on June 25-27, 2007,   SubCommittee's recommendations in making
the Board as a whole and the disinterested   its annual recommendation to the Board       The Board reviewed the advisory services
or "independent" Trustees, voting            whether to approve the continuance of each   provided to each Fund by AIM under the
separately, approved the continuance of      AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
each Fund's investment advisory agreement    and sub-advisory agreement, if applicable    of AIM in providing these services, and
for another year, effective July 1, 2007.    (advisory agreements), for another year.     the credentials and experience of the
In doing so, the Board determined that                                                    officers and employees of AIM who provide
each Fund's advisory agreement is in the        The independent Trustees, as mentioned    these services. The Board's review of the
best interests of the Fund and its           above, are assisted in their annual          qualifications of AIM to provide these
shareholders and that the compensation to    evaluation of the advisory agreements by     services included the Board's
AIM under each Fund's advisory agreement     the independent Senior Officer. One          consideration of AIM's portfolio and
is fair and reasonable.                      responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of each Fund's       during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to each Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of each
the independent Senior Officer, a            independent written evaluation. The Senior   Fund's advisory agreement. In addition,
full-time officer of the AIM Funds who       Officer has recommended that an              based on their ongoing meetings throughout
reports directly to the independent          independent written evaluation be provided   the year with each Fund's portfolio
Trustees. The following discussion more      and, upon the direction of the Board, has    managers, the Board concluded that these
fully describes the process employed by      prepared an independent written              individuals are competent and able to
the Board to evaluate the performance of     evaluation.                                  continue to carry out their
the AIM Funds (including each Fund)                                                       responsibilities under each Fund's
throughout the year and, more                   During the annual contract renewal        advisory agreement.
specifically, during the annual contract     process, the Board considered the factors
renewal meetings.                            discussed below under the heading "Factors      In determining whether to continue each
                                             and Conclusions and Summary of Independent   Fund's advisory agreement, the Board
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    considered the prior relationship between
                                             fairness and reasonableness of each Fund's   AIM and the Fund, as well as the Board's
The Board's Investments Committee has        advisory agreement at the contract renewal   knowledge of AIM's operations, and
established three Sub-Committees which are   meetings and at their meetings throughout    concluded that it was beneficial to
responsible for overseeing the management    the year as part of their ongoing            maintain the current relationship, in
of a number of the series portfolios of      oversight of the Fund. Each Fund's           part, because of such knowledge. The Board
the AIM Funds. This SubCommittee structure   advisory agreement was considered            also considered the steps that AIM and its
permits the Trustees to focus on the         separately, although the Board also          affiliates have taken over the last
performance of the AIM Funds that have       considered the common interests of all of    several years to improve the quality and
been assigned to them. The Sub-Committees    the AIM Funds in their deliberations. The    efficiency of the services they provide to
meet throughout the year to review the       Board comprehensively considered all of      the Funds in the areas of investment
performance of their assigned funds, and     the information provided to them and did     performance, product line diversification,
the Sub-Committees review monthly and        not identify any particular factor that      distribution, fund operations, shareholder
quarterly comparative performance            was controlling. Furthermore, each Trustee   services and compliance. The Board
information and periodic asset flow data     may have evaluated the information           concluded that the quality and efficiency
for their assigned funds. These materials    provided differently from one another and    of the services AIM and its affiliates
are prepared under the direction and         attributed different weight to the various   provide to the AIM Funds in each of these
supervision of the independent Senior        factors. The Trustees recognized that the    areas have generally improved, and support
Officer. Over the course of each year, the   advisory arrangements and resulting          the Board's approval of the continuance of
SubCommittees meet with portfolio managers   advisory fees for each Fund and the other    each Fund's advisory agreement.
for their assigned funds and other members   AIM Funds are the result of years of
of management and review with these          review and negotiation between the           B. FUND PERFORMANCE
individuals the performance, investment      Trustees and AIM, that the Trustees may
objective(s), policies, strategies and       focus to a greater extent on certain         The Board noted that the Funds have not
limitations of these funds.                  aspects of these arrangements in some        been in operation for a full calendar
                                             years than others, and that the Trustees'    year. The Board also considered the steps
   In addition to their meetings             deliberations and conclusions in a           AIM has taken over the last several years
throughout the year, the Sub-Committees      particular year may be based in part on      to improve the quality and efficiency of
meet at designated contract renewal          their deliberations and conclusions of       the services that AIM provides to the AIM
meetings each year to conduct an in-depth    these same arrangements throughout the       Funds. The Board concluded that AIM
review of the performance, fees and          year and in prior years.                     continues to be responsive to the Board's
expenses of their assigned funds. During                                                  focus on fund performance.
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           C. ADVISORY FEES AND FEE WAIVERS
data regarding all the AIM Funds prepared
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     The Board noted that each Fund is a
under the direction and supervision of the   of the Senior Officer's independent          fund of funds and invests its assets in
independent Senior Officer who also          written evaluation, as well as a             underlying funds rather than directly in
prepares a separate analysis of this         discussion of the material factors and       individual securities. The Board noted
information for the Trustees. Each           related conclusions that formed the basis    that AIM does not charge the Funds any
Sub-Committee then makes recommendations     for the Board's approval of each Fund's      advisory fees pursuant to the Funds'
to the Investments Committee regarding the   advisory agreement. Unless otherwise         advisory agreement, although the
performance, fees and                        stated, information set forth below is as    underlying funds in which the Funds invest
                                             of June 27, 2007 and does not reflect any    pay AIM advisory fees.
                                             changes that
                                                                                              The Board noted that AIM has
                                                                                          contractually agreed to waive fees and/or
                                                                                          limit expenses of each Fund through at
                                                                                          least June 30, 2008 in an amount

                                                                                                                         (continued)

AIM Independence Funds

necessary to limit total annual operating    G. COLLATERAL BENEFITS TO AIM AND ITS
expenses to a specified percentage of           AFFILIATES
average daily net assets for each class of
the Fund. The Board considered the           The Board considered various other
contractual nature of this fee waiver and    benefits received by AIM and its
noted that it remains in effect until at     affiliates resulting from AIM's
least June 30, 2008. The Board reviewed      relationship with the Funds, including the
each Fund's effective advisory fee rate,     fees received by AIM and its affiliates
after taking account of this expense         for their provision of administrative,
limitation, and considered the effect this   transfer agency and distribution services
expense limitation would have on the         to the Funds. The Board considered the
Fund's estimated total expenses. The Board   performance of AIM and its affiliates in
concluded that the levels of fee             providing these services and the
waivers/expense limitations for each Fund    organizational structure employed by AIM
were fair and reasonable.                    and its affiliates to provide these
                                             services. The Board also considered that
D. ECONOMIES OF SCALE AND BREAKPOINTS        these services are provided to each Fund
                                             pursuant to written contracts which are
The Board noted that AIM does not charge     reviewed and approved on an annual basis
the Funds any advisory fees pursuant to      by the Board. The Board concluded that AIM
the Funds' advisory agreement, although      and its affiliates were providing these
the underlying funds in which the Funds      services in a satisfactory manner and in
invest pay AIM advisory fees. The Board      accordance with the terms of their
also noted that each Fund shares directly    contracts, and were qualified to continue
in economies of scale through lower fees     to provide these services to each Fund.
charged by third party service providers
based on the combined size of all of the        The Board considered the benefits
AIM Funds and affiliates.                    realized by AIM as a result of portfolio
                                             brokerage transactions executed through
E. PROFITABILITY AND FINANCIAL RESOURCES     "soft dollar" arrangements. Under these
   OF AIM                                    arrangements, portfolio brokerage
                                             commissions paid by the Funds and/or other
The Board reviewed information from AIM      funds advised by AIM are used to pay for
concerning the costs of the advisory and     research and execution services. The Board
other services that AIM and its affiliates   noted that soft dollar arrangements shift
provide to each Fund and the profitability   the payment obligation for the research
of AIM and its affiliates in providing       and executions services from AIM to the
these services. The Board also reviewed      funds and therefore may reduce AIM's
information concerning the financial         expenses. The Board also noted that
condition of AIM and its affiliates. The     research obtained through soft dollar
Board also reviewed with AIM the             arrangements may be used by AIM in making
methodology used to prepare the              investment decisions for each Fund and may
profitability information. The Board         therefore benefit Fund shareholders. The
considered the overall profitability of      Board concluded that AIM's soft dollar
AIM, as well as the profitability of AIM     arrangements were appropriate. The Board
in connection with managing each Fund. The   also concluded that, based on their review
Board noted that AIM continues to operate    and representations made by AIM, these
at a net profit, although increased          arrangements were consistent with
expenses in recent years have reduced the    regulatory requirements.
profitability of AIM and its affiliates.
The Board concluded that each Fund's
advisory fees were fair and reasonable,
and that the level of profits realized by
AIM and its affiliates from providing
services to each Fund was not excessive in
light of the nature, quality and extent of
the services provided. The Board
considered whether AIM is financially
sound and has the resources necessary to
perform its obligations under the Funds'
advisory agreement, and concluded that AIM
has the financial resources necessary to
fulfill these obligations.

F. INDEPENDENT WRITTEN EVALUATION OF THE
   FUNDS' SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the
Funds, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Funds. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue each
Fund's advisory agreement, the Board
considered the Senior Officer's written
evaluation.

Supplement to Semiannual Report dated 6/30/07

AIM INDEPENDENCE FUNDS

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AIM INDEPENDENCE 2040 FUND                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      CUMULATIVE TOTAL RETURNS                     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     For periods ended 6/30/07                    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      Inception (1/31/07)                  5.19%   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   ==========================================   MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         AIM INDEPENDENCE 2050 FUND                   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             CUMULATIVE TOTAL RETURNS                     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
==========================================   For periods ended 6/30/07                    MORE INFORMATION. FOR THE MOST CURRENT
AIM INDEPENDENCE NOW FUND                                                                 MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception (1/31/07) 5.29%                    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
CUMULATIVE TOTAL RETURNS
For periods ended 6/30/07                    INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
Inception (1/31/07)                  2.98%   ASSET VALUE (NAV). PERFORMANCE OF
==========================================   INSTITUTIONAL CLASS SHARES WILL DIFFER
AIM INDEPENDENCE 2010 FUND                   FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
CUMULATIVE TOTAL RETURNS                     AND CLASS EXPENSES.
For periods ended 6/30/07
                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
Inception (1/31/07)                  3.29%   REIMBURSED EXPENSES, PERFORMANCE WOULD
==========================================   HAVE BEEN LOWER.
AIM INDEPENDENCE 2020 FUND

CUMULATIVE TOTAL RETURNS
For periods ended 6/30/07

Inception (1/31/07)                  3.89%                                                ==========================================
==========================================                                                NASDAQ SYMBOLS
AIM INDEPENDENCE 2030 FUND                                                                AIM INDEPENDENCE NOW FUND            IANIX
                                                                                          AIM INDEPENDENCE 2010 FUND           INJIX
CUMULATIVE TOTAL RETURNS                                                                  AIM INDEPENDENCE 2020 FUND           AFTSX
For periods ended 6/30/07                                                                 AIM INDEPENDENCE 2030 FUND           TNAIX
                                                                                          AIM INDEPENDENCE 2040 FUND           TNDIX
Inception (1/31/07)                  4.99%                                                AIM INDEPENDENCE 2050 FUND           TNEIX
==========================================                                                ==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               IND-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      directly by your Fund. They are expenses     HYPOTHETICAL EXAMPLE FOR COMPARISON
                                             that are incurred directly by the            PURPOSES
As a shareholder of the Fund, you incur      underlying funds and are deducted from the
ongoing costs. This example is intended to   value of the funds your Fund invests in.     The table below also provides information
help you understand your ongoing costs (in   The effect of the estimated underlying       about hypothetical account values and
dollars) of investing in the Fund and to     fund expenses that you bear indirectly are   hypothetical expenses based on the Fund's
compare these costs with ongoing costs of    included in your Fund's total return.        actual expense ratio and an assumed rate
investing in other mutual funds. The                                                      of return of 5% per year before expenses,
actual ending account value and expenses     ACTUAL EXPENSES                              which is not the Fund's actual return.
in the below example are based on an
investment of $1,000 invested on January     The table below provides information about      The hypothetical account values and
31, 2007 (the date the share class           actual account values and actual expenses.   expenses may not be used to estimate the
commenced operations) and held through       You may use the information in this table,   actual ending account balance or expenses
June 30, 2007. The hypothetical ending       together with the amount you invested, to    you paid for the period. You may use this
account value and expenses in the below      estimate the expenses that you paid over     information to compare the ongoing costs
example are based on an investment of        the period. Simply divide your account       of investing in the Fund and other funds.
$1,000 invested at the beginning of the      value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
period and held for the entire six month     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
period January 1, 2007, through June 30,     then multiply the result by the number in    that appear in the shareholder reports of
2007.                                        the table under the heading entitled         the other funds.
                                             "Actual Expenses Paid During Period" to
   In addition to the fees and expenses      estimate the expenses you paid on your          Please note that the expenses shown in
which the Fund bears directly, the Fund      account during the period, January 31,       the table are meant to highlight your
indirectly bears a pro rata share of the     2007, through June 30, 2007. Because the     ongoing costs only. Therefore, the
fees and expenses of the underlying funds    actual ending account value and expense      hypothetical information is useful in
in which your Fund invests. The amount of    information in the example is not based      comparing ongoing costs only, and will not
fees and expenses incurred indirectly by     upon a six month period, the ending          help you determine the relative total
your Fund will vary because the underlying   account value and expense information may    costs of owning different funds. In
funds have varied expenses and fee levels    not provide a meaningful comparison to       addition, expenses shown in the table do
and the Fund may own different proportions   mutual funds that provide such information   not include the expenses of the underlying
of the underlying funds at different         for a full six month period.                 funds, which are borne indirectly by the
times. Estimated underlying fund expenses                                                 Fund. If indirect expenses were included,
are not expenses that are incurred                                                        your costs would have been higher.

====================================================================================================================================

AIM Independence NOW Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,029.80               $0.67        $1,024.00             $0.80             0.16%
====================================================================================================================================

AIM Independence 2010 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,032.90               $0.71        $1,023.95             $0.85             0.17%
====================================================================================================================================

AIMinvestments.com               IND-INS-2              A I M Distributors, Inc.

Information about your Fund's expenses

====================================================================================================================================

AIM Independence 2020 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,038.90               $1.01        $1,023.60             $1.20             0.24%
====================================================================================================================================

AIM Independence 2030 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,049.90               $1.65        $1,022.86             $1.96             0.39%
====================================================================================================================================

AIM Independence 2040 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,051.90               $1.19        $1,023.41             $1.40             0.28%
====================================================================================================================================

AIM Independence 2050 Fund

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00              $1,052.90               $1.40        $1,023.16             $1.66             0.33%
====================================================================================================================================

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 31, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period January 1, 2007, through June 30, 2007.

(2)  Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 151 (January 31, 2007, through June 30, 2007)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

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

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1.    Log in to your account.

2.    Click on the "Service Center" tab.

3.    Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment Services, Inc.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                               [AIM
IND-SAR-1                   A I M Distributors, Inc.        INVESTMENTS
                                                               LOGO]
                                                      -- REGISTERED TRADEMARK --

                       AIM INTERNATIONAL ALLOCATION FUND
                Semiannual Report to Shareholders o June 30,2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                                Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                                If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

DIVERSIFIED PORTFOLIOS

Table of Contents

Letter to Shareholders....................    2
Fund Performance..........................    3
Schedule of Investments...................    4
Financial Statements......................    5
Notes to Financial Statements.............    8
Financial Highlights .....................   13
Fund Expenses.............................   19
Approval of Advisory Agreement............   20

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM International Allocation Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment
    [CROCKETT                                performance, reduced shareholder costs, and high ethical standards. Since my
      PHOTO]                                 last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
Bruce L. Crockett                            given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM International Allocation Fund

Fund performance

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable sales
                                                                                          charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (10/31/05)                23.79%
Class A Shares                                                                   10.76%      1 Year                           20.26
Class B Shares                                                                   10.36
Class C Shares                                                                   10.28    CLASS B SHARES
Class R Shares                                                                   10.55    Inception (10/31/05)                25.08%
MSCI EAFE Index(1) (Broad Market Index / Style-Specific Index)                   10.74       1 Year                           21.44
Lipper International Multi-Cap Core Funds Index(1) (Peer Group Index)            11.19
                                                                                          CLASS C SHARES
SOURCE: (1)LIPPER INC.                                                                    Inception (10/31/05)                27.09%
                                                                                             1 Year                           25.36
The MSCI EAFE --REGISTERED TRADEMARK-- Index is a free float-adjusted market
capitalization index that is designed to measure developed market equity performance,     CLASS R SHARES
excluding the U.S. & Canada.                                                              Inception (10/31/05)                27.71%
                                                                                             1 Year                           26.93
   The LIPPER INTERNATIONAL MULTI-CAP CORE FUNDS INDEX is an equally weighted             ==========================================
representation of the largest funds in the Lipper International Multi-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World
ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   2.10%, RESPECTIVELY.(2) THE EXPENSE RATIOS      HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE AND CANNOT GUARANTEE             PRESENTED ABOVE MAY VARY FROM THE EXPENSE    REIMBURSED EXPENSES, PERFORMANCE WOULD
COMPARABLE FUTURE RESULTS; CURRENT           RATIOS PRESENTED IN OTHER SECTIONS OF THIS   HAVE BEEN LOWER.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REPORT THAT ARE BASED ON EXPENSES INCURRED
VISIT AIMINVESTMENTS.COM FOR THE MOST        DURING THE PERIOD COVERED BY THIS REPORT.       A REDEMPTION FEE OF 2% WILL BE IMPOSED
RECENT MONTH-END PERFORMANCE. PERFORMANCE                                                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
FIGURES REFLECT REINVESTED DISTRIBUTIONS,       CLASS A SHARE PERFORMANCE REFLECTS THE    THE FUND WITHIN 30 DAYS OF PURCHASE.
CHANGES IN NET ASSET VALUE AND THE EFFECT    MAXIMUM 5.50% SALES CHARGE, AND CLASS B      EXCEPTIONS TO THE REDEMPTION FEE ARE
OF THE MAXIMUM SALES CHARGE UNLESS           AND CLASS C SHARE PERFORMANCE REFLECTS THE   LISTED IN THE FUND'S PROSPECTUS.
OTHERWISE STATED. PERFORMANCE FIGURES DO     APPLICABLE CONTINGENT DEFERRED SALES
NOT REFLECT DEDUCTION OF TAXES A             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   (1)  Total annual operating expenses less
SHAREHOLDER WOULD PAY ON FUND                CDSC ON CLASS B SHARES DECLINES FROM 5%           any contractual fee waivers and/or
DISTRIBUTIONS OR SALE OF FUND SHARES.        BEGINNING AT THE TIME OF PURCHASE TO 0% AT        expense reimbursements by the advisor
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   THE BEGINNING OF THE SEVENTH YEAR. THE            in effect through at least June 30,
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST        2008. See current prospectus for more
LOSS WHEN YOU SELL SHARES.                   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT        information.
                                             HAVE A FRONT-END SALES CHARGE; RETURNS
   THE NET ANNUAL FUND OPERATING EXPENSE     SHOWN ARE AT NET ASSET VALUE AND DO NOT      (2)  The expense ratio includes acquired
RATIO SET FORTH IN THE MOST RECENT FUND      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED          fund fees and expenses of the
PROSPECTUS AS OF THE DATE OF THIS REPORT     ON A TOTAL REDEMPTION OF RETIREMENT PLAN          underlying funds in which the Fund
FOR CLASS A, CLASS B, CLASS C AND CLASS R    ASSETS WITHIN THE FIRST YEAR.                     invests of 1.01% for Class A, B, C
SHARES WAS 1.45%, 2.20%, 2.20% AND 1.70%,                                                      and R shares of AIM International
RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND       THE PERFORMANCE OF THE FUND'S SHARE            Allocation Fund.
OPERATING EXPENSE RATIO SET FORTH IN THE     CLASSES WILL DIFFER PRIMARILY DUE TO
MOST RECENT FUND PROSPECTUS AS OF THE DATE   DIFFERENT SALES CHARGE STRUCTURES AND
OF THIS REPORT FOR CLASS A, CLASS B, CLASS   CLASS EXPENSES.
C AND CLASS R SHARES WAS 1.85%, 2.60%,
2.60% AND

AIM International Allocation Fund

PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2007

                                                % OF TOTAL NET
                                                 ASSETS AS OF
ASSET CLASS              TARGET ALLOCATION         06/30/07
--------------------------------------------------------------
International/Global
  Equity                              5.00%          4.94%
--------------------------------------------------------------
International/Global
  Equity                             27.50%         27.34%
--------------------------------------------------------------
International/Global
  Equity                             35.00%         35.02%
--------------------------------------------------------------
International/Global
  Equity                             22.50%         22.51%
--------------------------------------------------------------
International/Global
  Equity                             10.00%          9.91%
--------------------------------------------------------------
Other Assets Less
  Liabilities                                        0.28%
______________________________________________________________
==============================================================

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.72%(A)

                                                                        CHANGE IN
                 % OF                                                   UNREALIZED
                 NET        VALUE        PURCHASES       PROCEEDS      APPRECIATION     REALIZED     DIVIDEND     SHARES
                ASSETS     12/31/06       AT COST       FROM SALES    (DEPRECIATION)   GAIN (LOSS)    INCOME     06/30/07
--------------------------------------------------------------------------------------------------------------------------
AIM Developing
  Markets Fund   4.94%   $10,502,640    $ 5,673,302    $(2,017,353)    $ 2,246,692     $  761,507     $   --      533,461
--------------------------------------------------------------------------------------------------------------------------
AIM Global
  Value Fund    27.34%    51,003,944     40,517,827         (5,870)      3,477,602            899         --    5,571,519
--------------------------------------------------------------------------------------------------------------------------
AIM
 International
  Core Equity
  Fund          35.02%    66,173,490     46,628,017        (10,672)      8,885,321          2,444         --    7,614,431
--------------------------------------------------------------------------------------------------------------------------
AIM
 International
  Growth Fund   22.51%    43,983,393     26,335,718         (4,802)      7,908,213          1,591         --    2,298,006
--------------------------------------------------------------------------------------------------------------------------
AIM
 International
  Small
  Company Fund   9.91%    19,379,317     11,346,603     (1,430,027)      4,706,176        410,232         --    1,191,149
==========================================================================================================================
  TOTAL
    INVESTMENT
    IN
    AFFILIATES
    (Cost
 $306,976,379)  99.72%   191,042,784    130,501,467     (3,468,724)     27,224,004      1,176,673         --
==========================================================================================================================
OTHER ASSETS
  LESS
  LIABILITIES    0.28%
==========================================================================================================================
NET ASSETS      100.00%
__________________________________________________________________________________________________________________________
==========================================================================================================================


                   VALUE
                  06/30/07
--------------
AIM Developing
  Markets Fund  $ 17,166,788
--------------
AIM Global
  Value Fund      94,994,402
--------------
AIM
 International
  Core Equity
  Fund           121,678,600
--------------
AIM
 International
  Growth Fund     78,224,113
--------------
AIM
 International
  Small
  Company Fund    34,412,301
==============
  TOTAL
    INVESTMENT
    IN
    AFFILIATES
    (Cost
 $306,976,379)   346,476,204
==============
OTHER ASSETS
  LESS
  LIABILITIES        955,598
==============
NET ASSETS      $347,431,802
______________
==============

Notes to Schedule of Investments:

(a) Each mutual fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at value (Cost $306,976,379)                 $346,476,204
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,816,422
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,636
-----------------------------------------------------------
Other assets                                         30,330
===========================================================
    Total assets                                349,327,592
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased of affiliated
    underlying funds                              1,366,906
-----------------------------------------------------------
  Fund shares reacquired                            217,256
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  6,953
-----------------------------------------------------------
Accrued distribution fees                           135,551
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,806
-----------------------------------------------------------
Accrued transfer agent fees                          94,093
-----------------------------------------------------------
Accrued operating expenses                           71,225
===========================================================
    Total liabilities                             1,895,790
===========================================================
Net assets applicable to shares outstanding    $347,431,802
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $302,329,100
-----------------------------------------------------------
Undistributed net investment income (loss)         (887,336)
-----------------------------------------------------------
Undistributed net realized gain                   6,490,213
-----------------------------------------------------------
Unrealized appreciation                          39,499,825
===========================================================
                                               $347,431,802
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $235,084,860
___________________________________________________________
===========================================================
Class B                                        $ 35,731,355
___________________________________________________________
===========================================================
Class C                                        $ 73,882,817
___________________________________________________________
===========================================================
Class R                                        $  2,684,055
___________________________________________________________
===========================================================
Institutional Class                            $     48,715
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          15,974,501
___________________________________________________________
===========================================================
Class B                                           2,448,055
___________________________________________________________
===========================================================
Class C                                           5,063,384
___________________________________________________________
===========================================================
Class R                                             182,902
___________________________________________________________
===========================================================
Institutional Class                                   3,301
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      14.72
-----------------------------------------------------------
  Offering price per share (Net asset value
    of $14.72 divided by 94.50%)               $      15.58
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.60
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.59
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      14.67
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      14.76
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Allocation Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $        --
=========================================================================

EXPENSES:

Administrative services fees                                       50,817
-------------------------------------------------------------------------
Custodian fees                                                      4,293
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         227,617
-------------------------------------------------------------------------
  Class B                                                         145,279
-------------------------------------------------------------------------
  Class C                                                         281,571
-------------------------------------------------------------------------
  Class R                                                           4,660
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              313,087
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   10
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,466
-------------------------------------------------------------------------
Registration and filing fees                                       62,864
-------------------------------------------------------------------------
Other                                                              94,298
=========================================================================
    Total expenses                                              1,195,962
=========================================================================
Less: Expenses reimbursed and expense offset arrangements        (295,082)
=========================================================================
    Net expenses                                                  900,880
=========================================================================
Net investment income (loss)                                     (900,880)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN AFFILIATED
  UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                        1,176,610
=========================================================================
Change in net unrealized appreciation of affiliated
  underlying fund shares                                       27,224,004
=========================================================================
Net gain from affiliated underlying funds                      28,400,614
=========================================================================
Net increase in net assets resulting from operations          $27,499,734
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Allocation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2007             2006
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (900,880)    $  2,865,477
---------------------------------------------------------------------------------------------
  Net realized gain and capital gain distributions from
    affiliated underlying funds                                  1,176,610        5,489,776
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying fund shares                                      27,224,004       12,278,882
=============================================================================================
    Net increase in net assets resulting from operations        27,499,734       20,634,135
=============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --       (2,075,075)
---------------------------------------------------------------------------------------------
  Class B                                                               --         (276,170)
---------------------------------------------------------------------------------------------
  Class C                                                               --         (497,063)
---------------------------------------------------------------------------------------------
  Class R                                                               --          (16,255)
---------------------------------------------------------------------------------------------
  Institutional Class                                                   --           (1,231)
=============================================================================================
    Total distributions from net investment income                      --       (2,865,794)
=============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --         (204,559)
---------------------------------------------------------------------------------------------
  Class B                                                               --          (34,974)
---------------------------------------------------------------------------------------------
  Class C                                                               --          (62,948)
---------------------------------------------------------------------------------------------
  Class R                                                               --           (1,731)
---------------------------------------------------------------------------------------------
  Institutional Class                                                   --             (113)
=============================================================================================
    Total distributions from net realized gains                         --         (304,325)
=============================================================================================
    Decrease in net assets resulting from distributions                 --       (3,170,119)
=============================================================================================
Share transactions-net:
  Class A                                                       86,812,463      111,990,864
---------------------------------------------------------------------------------------------
  Class B                                                       11,000,433       18,276,188
---------------------------------------------------------------------------------------------
  Class C                                                       28,451,774       34,312,685
---------------------------------------------------------------------------------------------
  Class R                                                        1,418,636          889,618
---------------------------------------------------------------------------------------------
  Institutional Class                                              (29,498)           1,359
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                              127,653,808      165,470,714
=============================================================================================
    Net increase in net assets                                 155,153,542      182,934,730
=============================================================================================

NET ASSETS:

  Beginning of period                                          192,278,260        9,343,530
=============================================================================================
  End of period (including undistributed net investment
    income loss of $(887,336) and $13,544, respectively)      $347,431,802     $192,278,260
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM International Allocation Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.18% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2007, AIM reimbursed $287,202 of class level expenses of Class A, Class B, Class C and Institutional Class shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any such expenses.

AIM International Allocation Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $170,505 in front-end sales commissions from the sale of Class A shares and $3,618, $14,677, $5,569 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds Institutional Class pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,880.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,618 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM International Allocation Fund

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $130,501,467 and $3,468,724, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $39,499,825
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                --
===============================================================================
Net unrealized appreciation of investment securities               $39,499,825
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

AIM International Allocation Fund

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,136,220    $ 99,365,286     9,993,221    $121,413,453
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,033,879      14,295,520     1,656,660      19,924,547
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,308,521      31,996,676     3,182,037      38,416,639
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        112,202       1,558,486        80,803         977,141
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              2,672          37,500             0               0
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       159,634       2,107,164
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        21,893         287,898
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        40,169         527,823
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         1,336          17,604
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           102           1,344
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        101,753       1,439,234        46,811         572,375
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (102,464)     (1,439,234)      (47,032)       (572,375)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,004,579)    (13,992,057)   (1,004,557)    (12,102,128)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (133,878)     (1,855,853)     (114,606)     (1,363,882)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (255,888)     (3,544,902)     (392,394)     (4,631,777)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (9,977)       (139,850)       (8,344)       (105,127)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (4,567)        (66,998)           --              15
======================================================================================================================
                                                               9,183,894    $127,653,808    13,615,733    $165,470,714
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $4,384, $706, $1,352, $44 and $2 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended June 30, 2007 and $12,504, $2,536, $4,187, $84 and $14 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended December 31, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM International Allocation Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                                                  OCTOBER 31, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.29           $  10.71             $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 (0.03)              0.42               0.32
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.46               2.41               0.47
==================================================================================================================
    Total from investment operations                               1.43               2.83               0.79
==================================================================================================================
Less distributions:
  Dividends from net investment income                               --              (0.23)             (0.20)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --              (0.02)                --
==================================================================================================================
    Total distributions                                              --              (0.25)             (0.20)
==================================================================================================================
Redemption fees added to shares of beneficial interest             0.00               0.00                 --
==================================================================================================================
Net asset value, end of period                                 $  14.72           $  13.29             $10.71
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   10.76%             26.42%              7.78%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $235,085           $129,474             $5,848
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.44%(c)           0.44%              0.43%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.65%(c)           0.84%              7.30%(d)
==================================================================================================================
Estimated acquired fund fees from underlyiing funds(e)             1.01%              1.01%              1.15%
==================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)          3.36%             17.87%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                            1%                 2%               0.3%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $183,603,033.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Allocation Fund

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                                                  OCTOBER 31, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.23             $ 10.70             $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.08)               0.32               0.31
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.45                2.41               0.46
==================================================================================================================
    Total from investment operations                              1.37                2.73               0.77
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.18)             (0.19)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.02)                --
==================================================================================================================
    Total distributions                                             --               (0.20)             (0.19)
==================================================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00                 --
==================================================================================================================
Net asset value, end of period                                 $ 14.60             $ 13.23             $10.70
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  10.36%              25.50%              7.65%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $35,731             $21,839             $1,430
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.19%(c)            1.19%              1.18%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.40%(c)            1.59%              8.05%(d)
==================================================================================================================
Estimated acquired fund fees from underlying funds(e)             1.01%               1.01%              1.15%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)           2.61%             17.12%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           1%                  2%               0.3%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $29,296,625.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Allocation Fund

                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                  OCTOBER 31, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.23             $ 10.70             $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.08)               0.32               0.31
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.44                2.41               0.46
==================================================================================================================
    Total from investment operations                              1.36                2.73               0.77
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.18)             (0.19)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.02)                --
==================================================================================================================
    Total distributions                                             --               (0.20)             (0.19)
==================================================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00                 --
==================================================================================================================
Net asset value, end of period                                 $ 14.59             $ 13.23             $10.70
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  10.28%              25.50%              7.65%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $73,883             $39,826             $1,937
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.19%(c)            1.19%              1.18%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.40%(c)            1.59%              8.05%(d)
==================================================================================================================
Estimated acquired fund fees from underlying funds(e)             1.01%               1.01%              1.15%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)           2.61%             17.12%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           1%                  2%               0.3%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $56,780,961.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Allocation Fund

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                  OCTOBER 31, 2005
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED            YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,        DECEMBER 31,
                                                                 2007               2006                2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.27             $10.71              $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.05)              0.39                0.32
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.45               2.40                0.46
==================================================================================================================
    Total from investment operations                              1.40               2.79                0.78
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --              (0.21)              (0.19)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.02)                 --
==================================================================================================================
    Total distributions                                             --              (0.23)              (0.19)
==================================================================================================================
Redemption fees added to shares of beneficial interest            0.00               0.00                  --
==================================================================================================================
Net asset value, end of period                                  $14.67             $13.27              $10.71
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  10.55%             26.07%               7.77%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,684             $1,071              $   74
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.69%(c)           0.69%               0.68%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.90%(c)           1.09%               7.55%(d)
==================================================================================================================
Estimated acquired fund fees from underlying funds(e)             1.01%              1.01%               1.15%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.67)%(c)          3.11%              17.62%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           1%                 2%                0.3%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,879,559.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Allocation Fund

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2007              2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.31            $10.72            $10.12
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.01)             0.44              0.32
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.46              2.41              0.48
===============================================================================================================
    Total from investment operations                              1.45              2.85              0.80
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.24)            (0.20)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.02)               --
===============================================================================================================
    Total distributions                                             --             (0.26)            (0.20)
===============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00                --
===============================================================================================================
Net asset value, end of period                                  $14.76            $13.31            $10.72
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  10.89%            26.64%             7.90%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   49            $   69            $   55
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.17%(c)          0.18%             0.18%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.19%(c)          0.34%             6.92%(d)
===============================================================================================================
Estimated acquired fund fees from underlying funds(e)             1.01%             1.01%             1.15%
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.18)%(c)         3.62%            18.12%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           1%                2%              0.3%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $78,298.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

AIM International Allocation Fund

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM International Allocation Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      incurred directly by your Fund. They are     of 5% per year before expenses, which is
                                             expenses that are incurred directly by the   not the Fund's actual return.
As a shareholder of the Fund, you incur      underlying funds and are deducted from the
two types of costs: (1) transaction costs,   value of the funds your Fund invests in.        The hypothetical account values and
which may include sales charges (loads) on   The effect of the estimated underlying       expenses may not be used to estimate the
purchase payments; contingent deferred       fund expenses that you bear indirectly are   actual ending account balance or expenses
sales charges on redemptions, and            included in your Fund's total return.        you paid for the period. You may use this
redemption fees, if any; and (2) ongoing                                                  information to compare the ongoing costs
costs, including management fees;            ACTUAL EXPENSES                              of investing in the Fund and other funds.
distribution and/or service (12b-1) fees;                                                 To do so, compare this 5% hypothetical
and other Fund expenses. This example is     The table below provides information about   example with the 5% hypothetical examples
intended to help you understand your         actual account values and actual expenses.   that appear in the shareholder reports of
ongoing costs (in dollars) of investing in   You may use the information in this table,   the other funds.
the Fund and to compare these costs with     together with the amount you invested, to
ongoing costs of investing in other mutual   estimate the expenses that you paid over        Please note that the expenses shown in
funds. The example is based on an            the period. Simply divide your account       the table are meant to highlight your
investment of $1,000 invested at the         value by $1,000 (for example, an $8,600      ongoing costs only and do not reflect any
beginning of the period and held for the     account value divided by $1,000 = 8.6),      transaction costs, such as sales charges
entire period January 1, 2007, through       then multiply the result by the number in    (loads) on purchase payments, contingent
June 30, 2007.                               the table under the heading entitled         deferred sales charges on redemptions, and
                                             "Actual Expenses Paid During Period" to      redemption fees, if any. Therefore, the
   In addition to the fees and expenses      estimate the expenses you paid on your       hypothetical information is useful in
which the Fund bears directly, the Fund      account during this period.                  comparing ongoing costs only, and will not
indirectly bears a pro rata share of the                                                  help you determine the relative total
fees and expenses of the underlying funds    HYPOTHETICAL EXAMPLE FOR COMPARISON          costs of owning different funds. In
in which your Fund invests. The amount of    PURPOSES                                     addition, expenses shown in the table do
fees and expenses incurred indirectly by                                                  not include the expenses of the underlying
your Fund will vary because the underlying   The table below also provides information    funds, which are borne indirectly by the
funds have varied expenses and fee levels    about hypothetical account values and        Fund. If transaction costs and indirect
and the Fund may own different proportions   hypothetical expenses based on the Fund's    expenses were included, your costs would
of the underlying funds at different         actual expense ratio and an assumed rate     have been higher.
times. Estimated underlying fund expenses    of return
are not expenses that are

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

A                  $1,000.00              $1,107.60               $2.30        $1,022.61             $2.21             0.44%
B                   1,000.00               1,103.60                6.21         1,018.89              5.96             1.19
C                   1,000.00               1,102.80                6.20         1,018.89              5.96             1.19
R                   1,000.00               1,105.50                3.60         1,021.37              3.46             0.69

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM International Allocation Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. Nature, Extent and Quality of Services
Growth Series is required under the          recommendations regarding the performance,      Provided by Aim
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM              full Board. Moreover, the Investments        The Board reviewed the advisory services
International Allocation Fund (the Fund)     Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board noted that the Fund recently
Officer. Over the course of each year, the   AIM Funds are the result of years of         began operations and that only one
Sub-Committees meet with portfolio           review and negotiation between the           calendar year of comparative performance
managers for their assigned funds and        Trustees and AIM, that the Trustees may      data was available. The Board compared the
other members of management and review       focus to a greater extent on certain         Fund's performance during the past
with these individuals the performance,      aspects of these arrangements in some        calendar year to the performance of funds
investment objective(s), policies,           years than others, and that the Trustees'    in the Fund's Lipper peer group that are
strategies and limitations of these funds.   deliberations and conclusions in a           not managed by AIM, and against the
                                             particular year may be based in part on      performance of all funds in the Lipper
   In addition to their meetings             their deliberations and conclusions of       International Multi-Cap Core Funds Index.
throughout the year, the Sub-Committees      these same arrangements throughout the       The Board also reviewed the methodology
meet at designated contract renewal          year and in prior years.                     used by Lipper to identify the Fund's
meetings each year to conduct an in-depth                                                 peers. The Board noted that the Fund's
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was comparable to the median
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one year
the contract renewal process, the Trustees                                                period. The Board noted that the Fund's
receive comparative performance and fee      The discussion below serves as a summary     performance was comparable to the
data regarding all the AIM Funds prepared    of the Senior Officer's independent          performance of the Index for the one year
by an independent company, Lipper, Inc.,     written evaluation, as well as a             period. The Board also considered the
under the direction and supervision of the   discussion of the material factors and       steps AIM has taken over the last several
independent Senior Officer who also          related conclusions that formed the basis    years to improve the quality and
prepares a separate analysis of this         for the Board's approval of the Fund's       efficiency of the services that AIM
information for the Trustees. Each           advisory agreement. Unless otherwise         provides to the AIM Funds. The Board
Sub-Committee then makes recommendations     stated, information set forth below is as    concluded that AIM continues to be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
performance, fees and expenses of their      changes that may have occurred since that    performance. Although the independent
assigned funds. The Investments Committee    date, including but not limited to changes   written evaluation of the Fund's Senior
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    Officer (discussed below) only considered
                                             expense limitations and/or fee waivers.      Fund performance

                                                                                                                         (continued)

AIM International Allocation Fund

through the most recent calendar year, the   F. INDEPENDENT WRITTEN EVALUATION OF THE
Board also reviewed more recent Fund            FUND'S SENIOR OFFICER
performance and this review did not change
their conclusions.                           The Board noted that, upon their
                                             direction, the Senior Officer of the Fund,
C. ADVISORY FEES AND FEE WAIVERS             who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
The Board noted that the Fund is a fund of   written evaluation to assist the Board in
funds and invests its assets in underlying   determining the reasonableness of the
funds rather than directly in individual     proposed management fees of the AIM Funds,
securities. The Board noted that AIM does    including the Fund. The Board noted that
not charge the Fund any advisory fees        they had relied upon the Senior Officer's
pursuant to the Fund's advisory agreement,   written evaluation instead of a
although the underlying funds in which the   competitive bidding process. In
Fund invests pay AIM advisory fees.          determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   The Board noted that AIM has              the Senior Officer's written evaluation.
contractually agreed to waive fees and/or
limit expenses of the Fund through at        G. COLLATERAL BENEFITS TO AIM AND ITS
least June 30, 2008 in an amount necessary      AFFILIATES
to limit total annual operating expenses
to a specified percentage of average daily   The Board considered various other
net assets for each class of the Fund. The   benefits received by AIM and its
Board considered the contractual nature of   affiliates resulting from AIM's
this fee waiver and noted that it remains    relationship with the Fund, including the
in effect until at least June 30, 2008.      fees received by AIM and its affiliates
The Board reviewed the Fund's effective      for their provision of administrative,
advisory fee rate, after taking account of   transfer agency and distribution services
this expense limitation, and considered      to the Fund. The Board considered the
the effect this expense limitation would     performance of AIM and its affiliates in
have on the Fund's estimated total           providing these services and the
expenses. The Board concluded that the       organizational structure employed by AIM
levels of fee waivers/expense limitations    and its affiliates to provide these
for the Fund were fair and reasonable.       services. The Board also considered that
                                             these services are provided to the Fund
D. ECONOMIES OF SCALE AND BREAKPOINTS        pursuant to written contracts which are
                                             reviewed and approved on an annual basis
The Board noted that AIM does not charge     by the Board. The Board concluded that AIM
the Fund any advisory fees pursuant to the   and its affiliates were providing these
Fund's advisory agreement, although the      services in a satisfactory manner and in
underlying funds in which the Fund invests   accordance with the terms of their
pay AIM advisory fees. The Board also        contracts, and were qualified to continue
noted that the Fund shares directly in       to provide these services to the Fund.
economies of scale through lower fees
charged by third party service providers        The Board considered the benefits
based on the combined size of all of the     realized by AIM as a result of portfolio
AIM Funds and affiliates.                    brokerage transactions executed through
                                             "soft dollar" arrangements. Under these
E. PROFITABILITY AND FINANCIAL RESOURCES     arrangements, portfolio brokerage
   OF AIM                                    commissions paid by the Fund and/or other
                                             funds advised by AIM are used to pay for
The Board reviewed information from AIM      research and execution services. The Board
concerning the costs of the advisory and     noted that soft dollar arrangements shift
other services that AIM and its affiliates   the payment obligation for the research
provide to the Fund and the profitability    and executions services from AIM to the
of AIM and its affiliates in providing       funds and therefore may reduce AIM's
these services. The Board also reviewed      expenses. The Board also noted that
information concerning the financial         research obtained through soft dollar
condition of AIM and its affiliates. The     arrangements may be used by AIM in making
Board also reviewed with AIM the             investment decisions for the Fund and may
methodology used to prepare the              therefore benefit Fund shareholders. The
profitability information. The Board         Board concluded that AIM's soft dollar
considered the overall profitability of      arrangements were appropriate. The Board
AIM, as well as the profitability of AIM     also concluded that, based on their review
in connection with managing the Fund. The    and representations made by AIM, these
Board noted that AIM continues to operate    arrangements were consistent with
at a net profit, although increased          regulatory requirements.
expenses in recent years have reduced the
profitability of AIM and its affiliates.
The Board concluded that the Fund's
advisory fees were fair and reasonable,
and that the level of profits realized by
AIM and its affiliates from providing
services to the Fund was not excessive in
light of the nature, quality and extent of
the services provided. The Board
considered whether AIM is financially
sound and has the resources necessary to
perform its obligations under the Fund's
advisory agreement, and concluded that AIM
has the financial resources necessary to
fulfill these obligations.

Supplement to Semiannual Report dated 6/30/07

AIM INTERNATIONAL ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (10/31/05)                28.39%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to         1 Year                           27.58    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined      6 Months*                        10.89    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    * Cumulative total return that has not       INFORMATION ON COMPARATIVE BENCHMARKS.
                                               been annualized                            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ==========================================   MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.
                                             PERFORMANCE OF INSTITUTIONAL CLASS SHARES       HAD THE ADVISOR NOT WAIVED FEES AND/OR
==========================================   WILL DIFFER FROM PERFORMANCE OF OTHER        REIMBURSED EXPENSES, RETURNS WOULD HAVE
NASDAQ SYMBOL                        INAIX   SHARE CLASSES PRIMARILY DUE TO DIFFERING     BEEN LOWER.
==========================================   SALES CHARGES AND CLASS EXPENSES.
                                                                                             A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                          THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                                                          EXCEPTIONS TO THE REDEMPTION FEE ARE
                                                                                          LISTED IN THE FUND'S PROSPECTUS

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               INTAL-INS-2            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      are incurred directly by the underlying      expense ratio and an assumed rate of
two types of costs: (1) transaction costs,   funds and are deducted from the value of     return of 5% per year before expenses,
which may include redemption fees, if any;   the funds your Fund invests in. The effect   which is not the Fund's actual return.
and (2) ongoing costs and other Fund         of the estimated underlying fund expenses
expenses. This example is intended to help   that you bear indirectly are included in        The hypothetical account values and
you understand your ongoing costs (in        your Fund's total return.                    expenses may not be used to estimate the
dollars) of investing in the Fund and to                                                  actual ending account balance or expenses
compare these costs with ongoing costs of    ACTUAL EXPENSES                              you paid for the period. You may use this
investing in other mutual funds. The                                                      information to compare the ongoing costs
example is based on an investment of         The table below provides information about   of investing in the Fund and other funds.
$1,000 invested at the beginning of the      actual account values and actual expenses.   To do so, compare this 5% hypothetical
period and held for the entire period        You may use the information in this table,   example with the 5% hypothetical examples
January 1, 2007, through June 30, 2007.      together with the amount you invested, to    that appear in the shareholder reports of
                                             estimate the expenses that you paid over     the other funds.
   In addition to the fees and expenses      the period. Simply divide your account
which the Fund bears directly, the Fund      value by $1,000 (for example, an $8,600         Please note that the expenses shown in
indirectly bears a pro rata share of the     account value divided by $1,000 = 8.6),      the table are meant to highlight your
fees and expenses of the underlying funds    then multiply the result by the number in    ongoing costs only. Therefore, the
in which your Fund invests. The amount of    the table under the heading entitled         hypothetical information is useful in
fees and expenses incurred indirectly by     "Actual Expenses Paid During Period" to      comparing ongoing costs only, and will not
your Fund will vary because the underlying   estimate the expenses you paid on your       help you determine the relative total
funds have varied expenses and fee levels    account during this period.                  costs of owning different funds. In
and the Fund may own different proportions                                                addition, expenses shown in the table do
of the underlying funds at different         HYPOTHETICAL EXAMPLE FOR COMPARISON          not include the expenses of the underlying
times. Estimated underlying fund expenses    PURPOSES                                     funds, which are borne indirectly by the
are not expenses that are incurred                                                        Fund. If transaction costs and indirect
directly by your Fund. They are expenses     The table below also provides information    expenses were included, your costs would
that                                         about hypothetical account values and        have been higher.
                                             hypothetical expenses based on the Fund's
                                             actual

====================================================================================================================================

                                                       ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,108.90               $0.89        $1,023.95             $0.85             0.17%

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               INTAL-INS-2            A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and
   postage.                                         002-57526.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                                                                                             [AIM INVESTMENTS LOGO]
                                                    INTAL-SAR-1          A I M Distributors, Inc.           --REGISTERED TRADEMARK--

                                                    AIM MID CAP CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Mid-Cap Blend

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   21
Approval of Advisory Agreement ...........   22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM MID CAP CORE EQUITY FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards. Since my last letter, your Board
     PHOTO]                                  has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of
Bruce L. Crockett                            leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM MID CAP CORE EQUITY FUND

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares                                                                   10.32%
Class B Shares                                                                    9.92
Class C Shares                                                                    9.93
Class R Shares                                                                   10.20
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell Midcap Index(1) (Style-Specific Index)                                    9.90
Lipper Mid-Cap Core Funds Index(1) (Peer Group Index)                            11.09

Source: (1) Lipper Inc.

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged RUSSELL MIDCAP --REGISTERED TRADEMARK-- Index represents the performance of the stocks of domestic mid-capitalization companies. The Russell Midcap
Index is a trademark/service mark of the Frank Russell Company. Russell --REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company.

   The unmanaged LIPPER MID-CAP --REGISTERED TRADEMARK-- Core Funds Index represents an average of the performance of the largest mid-capitalization core funds tracked by
Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================   SHARE PERFORMANCE (FOR PERIODS PRIOR TO         CLASS A SHARE PERFORMANCE REFLECTS THE
FUND PERFORMANCE                             THE INCEPTION DATE OF CLASS R SHARES) AT     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             NET ASSET VALUE, ADJUSTED TO REFLECT THE     AND CLASS C SHARE PERFORMANCE REFLECTS THE
As of 6/30/07, including applicable sales    HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   APPLICABLE CONTINGENT DEFERRED SALES
charges                                      R SHARES. CLASS A SHARES' INCEPTION DATE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             IS JUNE 9, 1987.                             CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (6/9/87)                  12.65%      THE PERFORMANCE DATA QUOTED REPRESENT     THE BEGINNING OF THE SEVENTH YEAR. THE
   10 Years                         11.25    PAST PERFORMANCE AND CANNOT GUARANTEE        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   5 Years                          10.29    COMPARABLE FUTURE RESULTS; CURRENT           YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
   1 Year                           13.99    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   HAVE A FRONT-END SALES CHARGE; RETURNS
                                             VISIT AIMINVESTMENTS.COM FOR THE MOST        SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS B SHARES                               RECENT MONTH-END PERFORMANCE. PERFORMANCE    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception (4/1/93)                  12.71%   FIGURES REFLECT REINVESTED DISTRIBUTIONS,    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
   10 Years                         11.28    CHANGES IN NET ASSET VALUE AND THE EFFECT    ASSETS WITHIN THE FIRST YEAR.
   5 Years                          10.48    OF THE MAXIMUM SALES CHARGE UNLESS
   1 Year                           14.97    OTHERWISE STATED. PERFORMANCE FIGURES DO        THE PERFORMANCE OF THE FUND'S SHARE
                                             NOT REFLECT DEDUCTION OF TAXES A             CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS C SHARES                               SHAREHOLDER WOULD PAY ON FUND                DIFFERENT SALES CHARGE STRUCTURES AND
Inception (5/3/99)                  11.86%   DISTRIBUTIONS OR SALE OF FUND SHARES.        CLASS EXPENSES.
   5 Years                          10.74    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
   1 Year                           18.81    FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
                                             LOSS WHEN YOU SELL SHARES.
CLASS R SHARES
   10 Years                         11.69%      THE TOTAL ANNUAL FUND OPERATING EXPENSE
   5 Years                          11.35    RATIO SET FORTH IN THE MOST RECENT FUND
   1 Year                           20.36    PROSPECTUS AS OF THE DATE OF THIS REPORT
==========================================   FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                             SHARES WAS 1.30% 2.05%, 2.05% AND 1.55%,
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
2002. RETURNS SINCE THAT DATE ARE            ABOVE MAY VARY FROM THE EXPENSE RATIOS
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PRESENTED IN OTHER SECTIONS OF THIS REPORT
BLENDED RETURNS OF HISTORICAL CLASS R        THAT ARE BASED ON EXPENSES INCURRED DURING
SHARE PERFORMANCE AND RESTATED CLASS A       THE PERIOD COVERED BY THIS REPORT.

AIM Mid Cap Core Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Information Technology                            12.0%
---------------------------------------------------------
Energy                                            11.3
---------------------------------------------------------
Consumer Discretionary                            11.1
---------------------------------------------------------
Health Care                                       10.1
---------------------------------------------------------
Industrials                                        9.3
---------------------------------------------------------
Consumer Staples                                   8.6
---------------------------------------------------------
Financials                                         8.6
---------------------------------------------------------
Materials                                          8.4
---------------------------------------------------------
Telecommunication Services                         3.7
---------------------------------------------------------
Utilities                                          1.6
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                     15.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-67.53%

ADVERTISING-1.02%

Omnicom Group Inc.                                 446,574   $   23,632,696
===========================================================================

AEROSPACE & DEFENSE-0.64%

Goodrich Corp.                                     246,802       14,699,527
===========================================================================

APPAREL RETAIL-1.53%

Gap, Inc., (The)                                 1,852,403       35,380,897
===========================================================================

APPLICATION SOFTWARE-2.20%

Amdocs Ltd.(a)                                     349,819       13,929,792
---------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  1,684,978       37,002,117
===========================================================================
                                                                 50,931,909
===========================================================================

BROADCASTING & CABLE TV-0.85%

Scripps Co. (E.W.) (The)-Class A                   431,970       19,736,709
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.35%

RadioShack Corp.                                   242,923        8,050,468
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.63%

Joy Global Inc.                                    646,505       37,710,637
===========================================================================

DISTRIBUTORS-1.22%

Genuine Parts Co.                                  567,829       28,164,318
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.41%

Agilent Technologies, Inc.(a)                      245,089        9,421,221
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


ELECTRONIC MANUFACTURING SERVICES-1.02%

Molex Inc.                                         782,476   $   23,482,105
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.11%

Republic Services, Inc.                            837,106       25,648,928
===========================================================================

FOOD RETAIL-0.76%

SUPERVALU INC.                                     379,175       17,563,386
===========================================================================

GAS UTILITIES-1.17%

UGI Corp.                                          989,297       26,988,022
===========================================================================

GENERAL MERCHANDISE STORES-0.70%

99 Cents Only Stores(a)                          1,226,730       16,082,430
===========================================================================

HEALTH CARE EQUIPMENT-1.79%

Hospira, Inc.(a)                                   576,581       22,509,722
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    445,050       18,919,076
===========================================================================
                                                                 41,428,798
===========================================================================

HEALTH CARE SERVICES-0.65%

Quest Diagnostics Inc.                             291,728       15,067,751
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.38%

Administaff, Inc.                                  951,316       31,859,573
===========================================================================

AIM Mid Cap Core Equity Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

INDUSTRIAL MACHINERY-2.97%

Dover Corp.                                        485,877   $   24,852,608
---------------------------------------------------------------------------
ITT Corp.                                          277,788       18,967,365
---------------------------------------------------------------------------
Parker Hannifin Corp.                              253,748       24,844,467
===========================================================================
                                                                 68,664,440
===========================================================================

INSURANCE BROKERS-1.04%

Marsh & McLennan Cos., Inc.                        780,434       24,099,802
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.25%

IDT Corp.-Class B                                2,805,771       28,955,557
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-4.37%

Invitrogen Corp.(a)                                491,797       36,270,029
---------------------------------------------------------------------------
PerkinElmer, Inc.                                  579,679       15,106,435
---------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.           271,988       10,408,981
---------------------------------------------------------------------------
Techne Corp.(a)                                    550,578       31,498,567
---------------------------------------------------------------------------
Waters Corp.(a)                                    130,718        7,759,420
===========================================================================
                                                                101,043,432
===========================================================================

MULTI-LINE INSURANCE-0.38%

Genworth Financial Inc.-Class A                    255,357        8,784,281
===========================================================================

MULTI-UTILITIES-0.45%

Wisconsin Energy Corp.                             233,670       10,335,224
===========================================================================

OFFICE ELECTRONICS-1.76%

Xerox Corp.(a)                                   2,203,304       40,717,058
===========================================================================

OFFICE SERVICES & SUPPLIES-0.79%

Pitney Bowes Inc.                                  389,673       18,244,490
===========================================================================

OIL & GAS DRILLING-0.94%

Noble Corp.                                        222,115       21,660,655
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.98%

BJ Services Co.                                    793,974       22,580,621
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                          197,915       15,678,826
---------------------------------------------------------------------------
Grant Prideco, Inc.(a)                             278,623       14,998,276
---------------------------------------------------------------------------
Smith International, Inc.                          267,510       15,686,786
===========================================================================
                                                                 68,944,509
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.68%

Chesapeake Energy Corp.                          1,274,943       44,113,028
---------------------------------------------------------------------------
Newfield Exploration Co.(a)                        534,409       24,342,330
---------------------------------------------------------------------------
Pioneer Natural Resources Co.                      651,126       31,716,348
---------------------------------------------------------------------------
Whiting Petroleum Corp.(a)                         765,295       31,009,753
===========================================================================
                                                                131,181,459
===========================================================================

PAPER PRODUCTS-1.57%

MeadWestvaco Corp.                               1,027,926       36,306,346
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


PERSONAL PRODUCTS-2.95%

Avon Products, Inc.                                704,936   $   25,906,398
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A               929,774       42,314,015
===========================================================================
                                                                 68,220,413
===========================================================================

PHARMACEUTICALS-3.25%

Barr Pharmaceuticals Inc.(a)                     1,195,000       60,024,850
---------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                    832,536       15,060,576
===========================================================================
                                                                 75,085,426
===========================================================================

PRECIOUS METALS & MINERALS-1.05%

Coeur d'Alene Mines Corp.(a)(b)                  6,757,190       24,258,312
===========================================================================

PROPERTY & CASUALTY INSURANCE-3.98%

Axis Capital Holdings Ltd.                       1,051,396       42,739,248
---------------------------------------------------------------------------
Progressive Corp. (The)                          1,216,145       29,102,350
---------------------------------------------------------------------------
XL Capital Ltd.-Class A                            239,860       20,217,799
===========================================================================
                                                                 92,059,397
===========================================================================

PUBLISHING-1.38%

McClatchy Co. (The)-Class A                        323,604        8,190,417
---------------------------------------------------------------------------
Washington Post Co. (The)-Class B                   30,533       23,696,356
===========================================================================
                                                                 31,886,773
===========================================================================

REGIONAL BANKS-0.76%

SVB Financial Group(a)                             332,232       17,644,842
===========================================================================

SEMICONDUCTORS-1.96%

Analog Devices, Inc.                               605,396       22,787,105
---------------------------------------------------------------------------
Linear Technology Corp.                            624,810       22,605,626
===========================================================================
                                                                 45,392,731
===========================================================================

SPECIALIZED CONSUMER SERVICES-0.85%

Service Corp. International                      1,539,449       19,674,158
===========================================================================

SPECIALTY CHEMICALS-5.80%

International Flavors & Fragrances Inc.            960,772       50,094,652
---------------------------------------------------------------------------
Rohm and Haas Co.                                  365,533       19,987,345
---------------------------------------------------------------------------
Sigma-Aldrich Corp.                              1,500,172       64,012,339
===========================================================================
                                                                134,094,336
===========================================================================

SPECIALTY STORES-0.52%

Tractor Supply Co.(a)                              230,511       11,998,098
===========================================================================

SYSTEMS SOFTWARE-0.66%

McAfee Inc.(a)                                     431,771       15,198,339
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.76%

People's United Financial Inc.                   2,297,627       40,736,927
===========================================================================
    Total Domestic Common Stocks (Cost
      $1,285,240,869)                                         1,561,036,380
===========================================================================

AIM Mid Cap Core Equity Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-14.76%

BELGIUM-0.69%

Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)(c)                                     127,806   $   15,905,641
===========================================================================

CANADA-3.22%

Nortel Networks Corp. (Communications
  Equipment)(a)                                  1,430,618       34,406,363
---------------------------------------------------------------------------
Penn West Energy Trust (Oil & Gas Exploration
  & Production)                                  1,200,000       40,044,000
===========================================================================
                                                                 74,450,363
===========================================================================

FRANCE-1.68%

Business Objects S.A.-ADR (Application
  Software)(a)                                     997,322       38,735,986
===========================================================================

JAPAN-3.43%

Fujitsu Ltd. (Computer Hardware)                 2,482,000       18,300,090
---------------------------------------------------------------------------
Namco Bandai Holdings Inc. (Leisure Products)    1,580,700       24,978,012
---------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure Products)      2,225,436       36,051,521
===========================================================================
                                                                 79,329,623
===========================================================================

SOUTH KOREA-2.48%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                    2,094,388       57,281,512
===========================================================================

SWEDEN-0.76%

Atlas Copco A.B.-Class A (Industrial
  Machinery)(c)                                  1,058,000       17,659,126
===========================================================================

UNITED KINGDOM-2.50%

Cadbury Schweppes PLC (Packaged Foods &
  Meats)(c)                                      4,253,483       57,879,540
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $313,457,634)                      341,241,791
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


FOREIGN PREFERRED STOCKS-2.36%

GERMANY-2.36%

Henkel KGaA-Pfd. (Household Products)(c)         1,029,867   $   54,394,542
===========================================================================
    Total Foreign Preferred Stocks (Cost
      $40,572,048)                                               54,394,542
===========================================================================
MONEY MARKET FUNDS-13.70%

Liquid Assets Portfolio-Institutional
  Class(d)                                     158,362,813      158,362,813
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       158,362,813      158,362,813
===========================================================================
    Total Money Market Funds (Cost
      $316,725,626)                                             316,725,626
===========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities on loan)-98.35% (Cost
  $1,955,996,177)                                             2,273,398,339
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.19%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                    2,190,679        2,190,679
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                    2,190,679        2,190,679
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $4,381,358)                                     4,381,358
===========================================================================
TOTAL INVESTMENTS-98.54% (Cost
  $1,960,377,535)                                             2,277,779,697
===========================================================================
OTHER ASSETS LESS LIABILITIES-1.46%                              33,849,932
===========================================================================
NET ASSETS-100.00%                                           $2,311,629,629
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $145,838,849, which represented 6.31% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,639,270,551)*  $1,956,672,713
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $321,106,984)                            321,106,984
============================================================
    Total Investments (Cost $1,960,377,535)    2,277,779,697
============================================================
Foreign currencies, at value (Cost
  $5,694,587)                                      5,706,453
------------------------------------------------------------
Receivables for:
  Investments sold                                38,993,061
------------------------------------------------------------
  Fund shares sold                                 2,055,134
------------------------------------------------------------
  Dividends                                        5,776,927
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                52,771
------------------------------------------------------------
Other assets                                          52,815
============================================================
    Total assets                               2,330,416,858
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,320,848
------------------------------------------------------------
  Fund shares reacquired                          10,222,808
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 235,782
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         4,381,358
------------------------------------------------------------
Accrued distribution fees                            911,618
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,933
------------------------------------------------------------
Accrued transfer agent fees                        1,413,276
------------------------------------------------------------
Accrued operating expenses                           291,606
============================================================
    Total liabilities                             18,787,229
============================================================
Net assets applicable to shares outstanding   $2,311,629,629
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,636,471,727
------------------------------------------------------------
Undistributed net investment income                9,534,877
------------------------------------------------------------
Undistributed net realized gain                  348,238,639
------------------------------------------------------------
Unrealized appreciation                          317,384,386
============================================================
                                              $2,311,629,629
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,490,011,359
____________________________________________________________
============================================================
Class B                                       $  465,317,599
____________________________________________________________
============================================================
Class C                                       $  209,410,793
____________________________________________________________
============================================================
Class R                                       $   74,455,823
____________________________________________________________
============================================================
Institutional Class                           $   72,434,055
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           51,784,181
____________________________________________________________
============================================================
Class B                                           18,909,849
____________________________________________________________
============================================================
Class C                                            8,524,118
____________________________________________________________
============================================================
Class R                                            2,611,077
____________________________________________________________
============================================================
Institutional Class                                2,443,392
____________________________________________________________
============================================================
Class A:

  Net asset value per share                   $        28.77
------------------------------------------------------------
  Offering price per share
  (Net asset value of $28.77 divided by
    94.50%)                                   $        30.44
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.61
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        24.57
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        28.52
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.64
____________________________________________________________
============================================================

* At June 30, 2007, securities with an aggregate value of $4,319,520 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Core Equity Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,087,158)    $ 16,999,990
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $129,498)                         7,703,421
==========================================================================
    Total investment income                                     24,703,411
==========================================================================

EXPENSES:

Advisory fees                                                    8,019,746
--------------------------------------------------------------------------
Administrative services fees                                       247,176
--------------------------------------------------------------------------
Custodian fees                                                      87,714
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,890,663
--------------------------------------------------------------------------
  Class B                                                        2,401,701
--------------------------------------------------------------------------
  Class C                                                        1,068,566
--------------------------------------------------------------------------
  Class R                                                          182,835
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             2,542,558
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                35,489
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           45,162
--------------------------------------------------------------------------
Other                                                              341,816
==========================================================================
    Total expenses                                              16,863,426
==========================================================================
Less: Fees waived and expense offset arrangements                 (104,763)
==========================================================================
    Net expenses                                                16,758,663
==========================================================================
Net investment income                                            7,944,748
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $97,058)                             297,548,569
--------------------------------------------------------------------------
  Foreign currencies                                              (158,014)
==========================================================================
                                                               297,390,555
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (75,452,397)
--------------------------------------------------------------------------
  Foreign currencies                                               (17,772)
==========================================================================
                                                               (75,470,169)
==========================================================================
Net realized and unrealized gain                               221,920,386
==========================================================================
Net increase in net assets resulting from operations          $229,865,134
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Core Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,944,748    $   12,944,778
----------------------------------------------------------------------------------------------
  Net realized gain                                              297,390,555       369,587,634
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (75,470,169)      (97,677,270)
==============================================================================================
    Net increase in net assets resulting from operations         229,865,134       284,855,142
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --       (11,105,072)
----------------------------------------------------------------------------------------------
  Class R                                                                 --          (308,087)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (914,852)
==============================================================================================
    Total distributions from net investment income                        --       (12,328,011)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --      (278,131,973)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (99,069,710)
----------------------------------------------------------------------------------------------
  Class C                                                                 --       (44,295,529)
----------------------------------------------------------------------------------------------
  Class R                                                                 --       (12,929,052)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --       (12,684,204)
==============================================================================================
    Total distributions from net realized gains                           --      (447,110,468)
==============================================================================================
    Decrease in net assets resulting from distributions                   --      (459,438,479)
==============================================================================================
Share transactions-net:
  Class A                                                       (216,119,079)     (532,970,872)
----------------------------------------------------------------------------------------------
  Class B                                                        (72,964,441)      (69,891,922)
----------------------------------------------------------------------------------------------
  Class C                                                        (30,433,103)      (46,161,994)
----------------------------------------------------------------------------------------------
  Class R                                                         (5,013,794)       (8,467,077)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (9,417,950)       (7,841,265)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (333,948,367)     (665,333,130)
==============================================================================================
    Net increase (decrease) in net assets                       (104,083,233)     (839,916,467)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,415,712,862     3,255,629,329
==============================================================================================
  End of period (including undistributed net investment
    income of $9,534,877 and $1,590,129, respectively)        $2,311,629,629    $2,415,712,862
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Mid Cap Core Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM Mid Cap Core Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in

AIM Mid Cap Core Equity Fund

     excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed through at least June 30,2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 2.5% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $47,331.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC")agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $56,265 in front-end sales commissions from the sale of Class A shares and $309, $93,379, $2,814 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Mid Cap Core Equity Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $143,663,821     $  365,927,074    $  (351,228,082)   $158,362,813     $3,796,463
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           143,663,821        365,927,074       (351,228,082)    158,362,813      3,777,460
==================================================================================================
  Subtotal       $287,327,642     $  731,854,148    $  (702,456,164)   $316,725,626     $7,573,923
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 32,044,433     $  141,211,855    $  (171,065,609)   $  2,190,679     $   64,730
--------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            32,044,434        141,211,854       (171,065,609)      2,190,679         64,768
==================================================================================================
  Subtotal       $ 64,088,867     $  282,423,709    $  (342,131,218)   $  4,381,358     $  129,498
==================================================================================================
  Total
    Investments
    in
    Affiliates   $351,416,509     $1,014,277,857    $(1,044,587,382)   $321,106,984     $7,703,421
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $1,174,595, which resulted in net realized gains of $97,058, and securities purchases of $381,766.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $57,432.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $6,955 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate

AIM Mid Cap Core Equity Fund

available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $4,319,520 were on loan to brokers. The loans were secured by cash collateral of $4,381,358 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $129,498 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $705,989,416 and $1,125,806,969, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $352,819,824
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,548,409)
==============================================================================
Net unrealized appreciation of investment securities             $314,271,415
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,642,401,298.

AIM Mid Cap Core Equity Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JUNE 30, 2007(A)                DECEMBER 31, 2006
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,925,217    $ 109,122,466      7,836,659    $   231,041,690
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         296,339        7,005,155        522,159         13,575,265
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         294,079        6,953,233        509,365         13,226,227
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         475,885       12,953,969        761,892         22,322,860
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             966,248       27,713,265        864,292         26,327,833
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --     10,662,512        280,104,464
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      4,167,438         94,016,864
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      1,859,906         41,885,042
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        507,371         13,227,163
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        503,480         13,599,002
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         582,127       16,182,808        884,031         25,956,761
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (679,546)     (16,182,808)    (1,005,900)       (25,956,761)
============================================================================================================================
Reacquired:
  Class A                                                     (12,410,852)    (341,424,353)   (36,249,950)    (1,070,073,787)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,698,079)     (63,786,788)    (5,830,538)      (151,527,290)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,588,144)     (37,386,336)    (3,901,001)      (101,273,263)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (658,929)     (17,967,763)    (1,492,867)       (44,017,100)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,319,302)     (37,131,215)    (1,581,493)       (47,768,100)
============================================================================================================================
                                                              (12,814,957)   $(333,948,367)   (20,982,644)   $  (665,333,130)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

AIM Mid Cap Core Equity Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED DECEMBER 31,
                                      JUNE 30,        --------------------------------------------------------------------------
                                        2007             2006          2005             2004             2003            2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   26.08        $    28.57    $    28.64       $    26.92       $    21.17      $    23.85
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.13              0.25          0.06(a)         (0.01)(a)        (0.08)(a)       (0.09)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        2.56              2.97          2.08             3.71             5.83           (2.56)
================================================================================================================================
    Total from investment
      operations                          2.69              3.22          2.14             3.70             5.75           (2.65)
================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --             (0.22)           --               --               --              --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   --             (5.49)        (2.21)           (1.98)              --           (0.03)
================================================================================================================================
    Total distributions                     --             (5.71)        (2.21)           (1.98)              --           (0.03)
================================================================================================================================
Net asset value, end of period       $   28.77        $    26.08    $    28.57       $    28.64       $    26.92      $    21.17
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                          10.32%            11.11%         7.43%           13.82%           27.10%         (11.13)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,490,011       $1,556,658    $2,186,823       $2,552,041       $2,025,407      $1,072,673
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net
  assets                                  1.22%(c)          1.28%         1.27%(d)         1.30%(d)         1.41%           1.43%
================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.88%(c)          0.65%         0.23%           (0.02)%          (0.33)%         (0.40)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                  34%               51%           61%              56%              38%             38%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,525,065,593.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% and 1.40% for the years ended December 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Core Equity Fund

                                                                         CLASS B
                                     -------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        --------------------------------------------------------------
                                        2007            2006        2005        2004           2003           2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  22.39        $  25.23    $  25.73    $  24.54       $  19.43       $  22.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.02           (0.02)      (0.14)(a)    (0.19)(a)     (0.21)(a)      (0.22)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        2.20            2.67        1.85        3.36           5.32          (2.35)
====================================================================================================================
    Total from investment
      operations                          2.22            2.65        1.71        3.17           5.11          (2.57)
====================================================================================================================
Less distributions from net
  realized gains                            --           (5.49)      (2.21)      (1.98)            --          (0.03)
====================================================================================================================
Net asset value, end of period        $  24.61        $  22.39    $  25.23    $  25.73       $  24.54       $  19.43
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                           9.92%          10.32%       6.59%      13.00%         26.30%        (11.69)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $465,318        $492,311    $609,073    $702,361       $702,267       $500,166
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net
  assets                                  1.97%(c)        2.03%       2.02%       2.04%(d)       2.06%          2.08%
====================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.13%(c)       (0.10)%     (0.52)%     (0.76)%        (0.98)%        (1.05)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                  34%             51%         61%         56%            38%            38%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $484,320,843.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          CLASS C
                                     ----------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                               YEAR ENDED DECEMBER 31,
                                      JUNE 30,        -----------------------------------------------------------------
                                        2007            2006        2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  22.35        $  25.20    $  25.70       $  24.51       $  19.41       $  22.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.02           (0.02)      (0.14)(a)      (0.19)(a)      (0.21)(a)      (0.22)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        2.20            2.66        1.85           3.36           5.31          (2.34)
=======================================================================================================================
    Total from investment
      operations                          2.22            2.64        1.71           3.17           5.10          (2.56)
=======================================================================================================================
Less distributions from net
  realized gains                            --           (5.49)      (2.21)         (1.98)            --          (0.03)
=======================================================================================================================
Net asset value, end of period        $  24.57        $  22.35    $  25.20       $  25.70       $  24.51       $  19.41
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                           9.93%          10.29%       6.60%         13.01%         26.28%        (11.66)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $209,411        $219,435    $286,025       $324,873       $303,296       $161,487
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net
  assets                                  1.97%(c)        2.03%       2.02%          2.04%(d)       2.06%          2.08%
=======================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.13%(c)       (0.10)%     (0.52)%        (0.76)%        (0.98)%        (1.05)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                  34%             51%         61%            56%            38%            38%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $215,484,383.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Core Equity Fund

                                                                           CLASS R
                                     -----------------------------------------------------------------------------------
                                                                                                           JUNE 3, 2002
                                     SIX MONTHS                                                             (DATE SALES
                                       ENDED                     YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                      JUNE 30,        ----------------------------------------------       DECEMBER 31,
                                        2007           2006       2005          2004          2003             2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 25.88         $ 28.38    $ 28.54       $ 26.89       $ 21.18          $ 24.54
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.09            0.14      (0.01)(a)     (0.07)(a)     (0.12)(a)        (0.07)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       2.55            2.98       2.06          3.70          5.83            (3.26)
========================================================================================================================
    Total from investment
      operations                         2.64            3.12       2.05          3.63          5.71            (3.33)
========================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 --           (0.13)        --            --            --               --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --           (5.49)     (2.21)        (1.98)           --            (0.03)
========================================================================================================================
    Total distributions                    --           (5.62)     (2.21)        (1.98)           --            (0.03)
========================================================================================================================
Net asset value, end of period        $ 28.52         $ 25.88    $ 28.38       $ 28.54       $ 26.89          $ 21.18
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                         10.20%          10.83%      7.14%        13.57%        26.96%          (13.59)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $74,456         $72,308    $85,631       $61,303       $27,281          $ 2,786
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net
  assets                                 1.47%(c)        1.53%      1.52%         1.54%(d)      1.56%            1.58%(e)
========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.63%(c)        0.40%     (0.02)%       (0.26)%       (0.48)%          (0.55)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                 34%             51%        61%           56%           38%              38%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $73,740,117.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% for the year ended December 31, 2004.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Mid Cap Core Equity Fund

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                                                                                      MARCH 15,
                                                                                                                        2002
                                                    SIX MONTHS                                                       (DATE SALES
                                                      ENDED                  YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                     JUNE 30,        ----------------------------------------       DECEMBER 31,
                                                       2007           2006       2005       2004       2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 26.82         $ 29.26    $ 29.15    $ 27.23    $ 21.27          $ 25.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.19            0.38       0.20(a)    0.14(a)    0.08(a)          0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     2.63            3.06       2.12       3.76       5.88            (3.77)
=================================================================================================================================
    Total from investment operations                    2.82            3.44       2.32       3.90       5.96            (3.73)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.40)        --         --         --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (5.48)     (2.21)     (1.98)        --            (0.03)
=================================================================================================================================
    Total distributions                                   --           (5.88)     (2.21)     (1.98)        --            (0.03)
=================================================================================================================================
Net asset value, end of period                       $ 29.64         $ 26.82    $ 29.26    $ 29.15    $ 27.23          $ 21.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        10.52%          11.62%      7.92%     14.40%     28.02%          (14.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $72,434         $75,000    $88,077    $51,579    $26,056          $ 4,817
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.84%(c)        0.82%      0.82%      0.80%(d)    0.76%           0.82%(e)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.26%(c)        1.10%      0.68%      0.48%      0.32%            0.21%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                34%             51%        61%        56%        38%              38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $74,068,518.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended December 31, 2004.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Mid Cap Core Equity Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

   A               $1,000.00            $1,103.20             $ 6.36             $1,018.74             $6.11              1.22%
   B                1,000.00             1,099.20              10.25              1,015.03              9.84              1.97
   C                1,000.00             1,099.30              10.25              1,015.03              9.84              1.97
   R                1,000.00             1,102.00               7.66              1,017.50              7.35              1.47

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Growth Series is required under the          recommendations regarding the performance,      PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Mid Cap      full Board. Moreover, the Investments        The Board reviewed the advisory services
Core Equity Fund (the Fund) investment       Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas generally have improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Mid-Cap Core Funds Index. The Board also
strategies and limitations of these funds.   deliberations and conclusions in a           reviewed the methodology used by Lipper to
                                             particular year may be based in part on      identify the Fund's peers. The Board noted
   In addition to their meetings             their deliberations and conclusions of       that the Fund's performance was below the
throughout the year, the Sub-Committees      these same arrangements throughout the       median performance of its peers for the
meet at designated contract renewal          year and in prior years.                     one, three and five year periods. The
meetings each year to conduct an in-depth                                                 Board noted that the Fund's performance
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       was below the performance of the Index for
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           the one, three and five year periods. The
the contract renewal process, the Trustees                                                Board also considered the steps AIM has
receive comparative performance and fee      The discussion below serves as a summary     taken over the last several years to
data regarding all the AIM Funds prepared    of the Senior Officer's independent          improve the quality and efficiency of the
by an independent company, Lipper, Inc.,     written evaluation, as well as a             services that AIM provides to the AIM
under the direction and supervision of the   discussion of the material factors and       Funds. The Board concluded that AIM
independent Senior Officer who also          related conclusions that formed the basis    continues to be responsive to the Board's
prepares a separate analysis of this         for the Board's approval of the Fund's       focus on fund performance. However, due to
information for the Trustees. Each           advisory agreement. Unless otherwise         the Fund's underperformance, the Board
Sub-Committee then makes recommendations     stated, information set forth below is as    also concluded that it would be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    appropriate for the Board to continue to
performance, fees and expenses of their      changes that may have occurred since that    closely monitor and review the performance
assigned funds. The Investments Committee    date, including but not limited to changes   of the Fund. Although the independent
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    written evaluation of the Fund's Senior
                                             expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM MID CAP CORE EQUITY FUND

Officer (discussed below) only considered    three breakpoints and that the level of      ates were providing these services in a
Fund performance through the most recent     the Fund's advisory fees, as a percentage    satisfactory manner and in accordance with
calendar year, the Board also reviewed       of the Fund's net assets, has decreased as   the terms of their contracts, and were
more recent Fund performance and this        net assets increased because of the          qualified to continue to provide these
review did not change their conclusions.     breakpoints. Based on this information,      services to the Fund.
                                             the Board concluded that the Fund's
C. ADVISORY FEES AND FEE WAIVERS             advisory fees appropriately reflect             The Board considered the benefits
                                             economies of scale at current asset          realized by AIM as a result of portfolio
The Board compared the Fund's contractual    levels. The Board also noted that the Fund   brokerage transactions executed through
advisory fee rate to the contractual         shares directly in economies of scale        "soft dollar" arrangements. Under these
advisory fee rates of funds in the Fund's    through lower fees charged by third party    arrangements, portfolio brokerage
Lipper peer group that are not managed by    service providers based on the combined      commissions paid by the Fund and/or other
AIM, at a common asset level and as of the   size of all of the AIM Funds and             funds advised by AIM are used to pay for
end of the past calendar year. The Board     affiliates.                                  research and execution services. The Board
noted that the Fund's advisory fee rate                                                   noted that soft dollar arrangements shift
was below the median advisory fee rate of    E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
its peers. The Board also reviewed the          OF AIM                                    and executions services from AIM to the
methodology used by Lipper and noted that                                                 funds and therefore may reduce AIM's
the contractual fee rates shown by Lipper       The Board reviewed information from AIM   expenses. The Board also noted that
include any applicable long-term             concerning the costs of the advisory and     research obtained through soft dollar
contractual fee waivers. The Board also      other services that AIM and its affiliates   arrangements may be used by AIM in making
compared the Fund's contractual advisory     provide to the Fund and the profitability    investment decisions for the Fund and may
fee rate to the contractual advisory fee     of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
rates of other clients of AIM and its        these services. The Board also reviewed      Board concluded that AIM's soft dollar
affiliates with investment strategies        information concerning the financial         arrangements were appropriate. The Board
comparable to those of the Fund, including   condition of AIM and its affiliates. The     also concluded that, based on their review
two mutual funds advised by AIM and a        Board also reviewed with AIM the             and representations made by AIM, these
Canadian fund advised by an AIM affiliate    methodology used to prepare the              arrangements were consistent with
and sub-advised by AIM. The Board noted      profitability information. The Board         regulatory requirements.
that the Fund's rate was: (i) comparable     considered the overall profitability of
to the rate for one of the mutual funds      AIM, as well as the profitability of AIM        The Board considered the fact that the
and below the rate for the other mutual      in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
fund; and (ii) above the sub-advisory fee    Board noted that AIM continues to operate    from any securities lending arrangements
rate for the Canadian fund, although the     at a net profit, although increased          may be invested in money market funds
advisory fee rate for such Canadian fund     expenses in recent years have reduced the    advised by AIM pursuant to procedures
was above the Fund's.                        profitability of AIM and its affiliates.     approved by the Board. The Board noted
                                             The Board concluded that the Fund's          that AIM will receive advisory fees from
   Additionally, the Board compared the      advisory fees were fair and reasonable,      these affiliated money market funds
Fund's contractual advisory fee rate to      and that the level of profits realized by    attributable to such investments, although
the total advisory fees paid by numerous     AIM and its affiliates from providing        AIM has contractually agreed to waive the
separately managed accounts/wrap accounts    services to the Fund was not excessive in    advisory fees payable by the Fund with
advised by an AIM affiliate. The Board       light of the nature, quality and extent of   respect to its investment of uninvested
noted that the Fund's rate was generally     the services provided. The Board             cash in these affiliated money market
above the rates for the separately managed   considered whether AIM is financially        funds through at least June 30, 2008. The
accounts/wrap accounts. The Board            sound and has the resources necessary to     Board considered the contractual nature of
considered that management of the            perform its obligations under the Fund's     this fee waiver and noted that it remains
separately managed accounts/wrap accounts    advisory agreement, and concluded that AIM   in effect until at least June 30, 2008.
by the AIM affiliate involves different      has the financial resources necessary to     The Board concluded that the Fund's
levels of services and different             fulfill these obligations.                   investment of uninvested cash and cash
operational and regulatory requirements                                                   collateral from any securities lending
than AIM's management of the Fund. The       F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
Board concluded that these differences are      FUND'S SENIOR OFFICER                     market funds is in the best interests of
appropriately reflected in the fee                                                        the Fund and its shareholders.
structure for the Fund and the separately    The Board noted that, upon their
managed accounts/wrap accounts.              direction, the Senior Officer of the Fund,
                                             who is independent of AIM and AIM's
   The Board noted that AIM has not          affiliates, had prepared an independent
proposed any advisory fee waivers or         written evaluation to assist the Board in
expense limitations for the Fund. The        determining the reasonableness of the
Board concluded that it was not necessary    proposed management fees of the AIM Funds,
at this time to discuss with AIM whether     including the Fund. The Board noted that
to implement any such waivers or expense     they had relied upon the Senior Officer's
limitations because the Fund's overall       written evaluation instead of a
expense ratio was comparable to the median   competitive bidding process. In
expense ratio of the funds in the Fund's     determining whether to continue the Fund's
Lipper peer group that are not managed by    advisory agreement, the Board considered
AIM.                                         the Senior Officer's written evaluation.

   After taking account of the Fund's        G. COLLATERAL BENEFITS TO AIM AND ITS
contractual advisory fee rate, as well as       AFFILIATES
the comparative advisory fee information
discussed above, the Board concluded that       The Board considered various other
the Fund's advisory fees were fair and       benefits received by AIM and its
reasonable.                                  affiliates resulting from AIM's
                                             relationship with the Fund, including the
D. ECONOMIES OF SCALE AND BREAKPOINTS        fees received by AIM and its affiliates
                                             for their provision of administrative,
The Board considered the extent to which     transfer agency and distribution services
there are economies of scale in AIM's        to the Fund. The Board considered the
provision of advisory services to the        performance of AIM and its affiliates in
Fund. The Board also considered whether      providing these services and the
the Fund benefits from such economies of     organizational structure employed by AIM
scale through contractual breakpoints in     and its affiliates to provide these
the Fund's advisory fee schedule or          services. The Board also considered that
through advisory fee waivers or expense      these services are provided to the Fund
limitations. The Board noted that the        pursuant to written contracts which are
Fund's contractual advisory fee schedule     reviewed and approved on an annual basis
includes                                     by the Board. The Board concluded that AIM
                                             and its affili-

Supplement to Semiannual Report dated 6/30/07

AIM MID CAP CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (3/15/02)                  10.04   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                              12.13   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                               21.16   MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                            10.55   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
==========================================   FROM PERFORMANCE OF OTHER SHARE CLASSES
NASDAQ SYMBOL                        GTAVX   PRIMARILY DUE TO DIFFERING SALES CHARGES
==========================================   AND CLASS EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               MCCE-INS-2             A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      mate the expenses that you paid over the        The hypothetical account values and
ongoing costs, including management fees     period. Simply divide your account value     expenses may not be used to estimate the
and other Fund expenses. This example is     by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
intended to help you understand your         value divided by $1,000 = 8.6), then         you paid for the period. You may use this
ongoing costs (in dollars) of investing in   multiply the result by the number in the     information to compare the ongoing costs
the Fund and to compare these costs with     table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs of investing in other mutual   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
funds. The example is based on an            the expenses you paid on your account        example with the 5% hypothetical examples
investment of $1,000 invested at the         during this period.                          that appear in the shareholder reports of
beginning of the period and held for the                                                  the other funds.
entire period January 1, 2007, through       HYPOTHETICAL EXAMPLE FOR COMPARISON
June 30, 2007.                               PURPOSES

ACTUAL EXPENSES                              The table below also provides information       Please note that the expenses shown in
                                             about hypothetical account values and        the table are meant to highlight your
The table below provides information about   hypothetical expenses based on the Fund's    ongoing costs only. Therefore, the
actual account values and actual expenses.   actual expense ratio and an assumed rate     hypothetical information is useful in
You may use the information in this table,   of return of 5% per year before expenses,    comparing ongoing costs only, and will not
together with the amount you invested, to    which is not the Fund's actual return.       help you determine the relative total
esti-                                                                                     costs of owning different funds.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING               ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,105.50               $4.39        $1,020.63             $4.21             0.84%

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               MCCE-INS-2             A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-02699 and 002-57526.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  MCCE-SAR-1    A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

                                                       AIM SMALL CAP GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Small Cap

Table of Contents

Letter to Shareholders ...................    2
Fund Performance .........................    3
Schedule of Investments ..................    4
Financial Statements .....................    8
Notes to Financial Statements ............   10
Financial Highlights .....................   17
Fund Expenses ............................   21
Approval of Advisory Agreement ...........   22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM SMALL CAP GROWTH FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards. Since my last letter, your Board
      PHOTO]                                 has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years
Bruce L. Crockett                            of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM SMALL CAP GROWTH FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including applicable sales
                                                                                          charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges. If
sales charges were included, returns would be lower.                                      CLASS A SHARES
                                                                                          Inception (10/18/95)                12.25%
Class A Shares                                                                   12.62%      10 Years                         12.50
Class B Shares                                                                   12.24       5 Years                          10.94
Class C Shares                                                                   12.21       1 Year                           14.31
Class R Shares                                                                   12.48
Investor Class Shares                                                            12.67    CLASS B SHARES
S&P 500 Index(1) (Broad Market Index)                                             6.96    Inception (10/18/95)                12.25%
Russell 2000 Growth Index(1) (Style-Specific Index)                               9.33       10 Years                         12.48
Lipper Small-Cap Growth Funds Index(1) (Peer Group Index)                        10.98       5 Years                          11.09
                                                                                             1 Year                           15.04
SOURCE: (1) LIPPER INC.
                                                                                          CLASS C SHARES
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         Inception (5/3/99)                   8.85%
frequently used as a general measure of U.S. stock market performance.                       5 Years                          11.35
                                                                                             1 Year                           19.05
   The Russell 2000 --REGISTERED TRADEMARK-- Growth Index measures the performance of
those Russell 2000 companies with higher price-to-book ratios and higher forecasted       CLASS R SHARES
growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank        10 Years                         12.91%
Russell Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell        5 Years                          11.91
Company.                                                                                     1 Year                           20.65

   The Lipper Small-Cap Growth Funds Index is an equally weighted representation of the   INVESTOR CLASS SHARES
largest funds in the Lipper Small-Cap Growth Funds category. These funds typically have      10 Years                         13.14%
an above-average price-to-earnings ratio, price-to-book ratio, and three-year                5 Years                          12.21
sales-per-share growth value, compared to the S&P Small Cap 600 Index.                       1 Year                           20.97
                                                                                          ==========================================
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    CURRENT PERFORMANCE MAY BE LOWER OR             CLASS A SHARE PERFORMANCE REFLECTS THE
2002. RETURNS SINCE THAT DATE ARE            HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    FOR THE MOST RECENT MONTH-END PERFORMANCE.   AND CLASS C SHARE PERFORMANCE REFLECTS THE
BLENDED RETURNS OF HISTORICAL CLASS R        PERFORMANCE FIGURES REFLECT REINVESTED       APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      AND THE EFFECT OF THE MAXIMUM SALES CHARGE   CDSC ON CLASS B SHARES DECLINES FROM 5%
THE INCEPTION DATE OF CLASS R SHARES) AT     UNLESS OTHERWISE STATED. PERFORMANCE         BEGINNING AT THE TIME OF PURCHASE TO 0% AT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     FIGURES DO NOT REFLECT DEDUCTION OF TAXES    THE BEGINNING OF THE SEVENTH YEAR. THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   A SHAREHOLDER WOULD PAY ON FUND              CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
R SHARES. CLASS A SHARES' INCEPTION DATE     DISTRIBUTIONS OR SALE OF FUND SHARES.        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
IS OCTOBER 18, 1995.                         INVESTMENT RETURN AND PRINCIPAL VALUE WILL   HAVE A FRONT-END SALES CHARGE; RETURNS
                                             FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     SHOWN ARE AT NET ASSET VALUE AND DO NOT
   INVESTOR CLASS SHARES' INCEPTION DATE     LOSS WHEN YOU SELL SHARES.                   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
IS APRIL 7, 2006. RETURNS SINCE THAT DATE                                                 ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ARE HISTORICAL RETURNS. ALL OTHER RETURNS       THE TOTAL ANNUAL FUND OPERATING EXPENSE   ASSETS WITHIN THE FIRST YEAR. INVESTOR
ARE BLENDED RETURNS OF HISTORICAL INVESTOR   RATIO SET FORTH IN THE MOST RECENT FUND      CLASS SHARES DO NOT HAVE A FRONT-END SALES
CLASS SHARE PERFORMANCE AND RESTATED CLASS   PROSPECTUS AS OF THE DATE OF THIS REPORT     CHARGE OR A CDSC; THEREFORE, PERFORMANCE
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    FOR CLASS A, CLASS B, CLASS C, CLASS R AND   IS AT NET ASSET VALUE.
THE INCEPTION DATE OF INVESTOR CLASS         INVESTOR CLASS SHARES WAS 1.25%, 2.00%,
SHARES) AT NET ASSET VALUE, WHICH RESTATED   2.00%, 1.50% AND 1.26%, RESPECTIVELY. THE       THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE WILL REFLECT THE RULE 12B-1      EXPENSE RATIOS PRESENTED ABOVE MAY VARY      CLASSES WILL DIFFER PRIMARILY DUE TO
FEES APPLICABLE TO CLASS A SHARES FOR THE    FROM THE EXPENSE RATIOS PRESENTED IN OTHER   DIFFERENT SALES CHARGE STRUCTURES AND
PERIOD USING BLENDED RETURNS. CLASS A        SECTIONS OF THIS REPORT THAT ARE BASED ON    CLASS EXPENSES.
SHARES' INCEPTION DATE IS OCTOBER 18,        EXPENSES INCURRED DURING THE PERIOD
1995.                                        COVERED BY THIS REPORT.

   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS;

AIM Small Cap Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


---------------------------------------------------------
Information Technology                            26.2%
---------------------------------------------------------
Health Care                                       19.2
---------------------------------------------------------
Industrials                                       17.2
---------------------------------------------------------
Consumer Discretionary                            12.5
---------------------------------------------------------
Financials                                         7.6
---------------------------------------------------------
Energy                                             5.9
---------------------------------------------------------
Consumer Staples                                   3.5
---------------------------------------------------------
Materials                                          2.9
---------------------------------------------------------
Telecommunication Services                         2.9
---------------------------------------------------------
Utilities                                          0.5
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      1.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.35%

ADVERTISING-0.51%

National CineMedia, Inc.(a)                        327,987   $    9,186,916
===========================================================================

AEROSPACE & DEFENSE-1.54%

Ceradyne, Inc.(a)                                  233,872       17,297,173
---------------------------------------------------------------------------
United Industrial Corp.(b)                         176,601       10,592,528
===========================================================================
                                                                 27,889,701
===========================================================================

AIR FREIGHT & LOGISTICS-1.47%

Forward Air Corp.(b)                               365,851       12,471,861
---------------------------------------------------------------------------
Hub Group, Inc.-Class A(a)                         403,882       14,200,491
===========================================================================
                                                                 26,672,352
===========================================================================

APPAREL RETAIL-3.39%

bebe stores, inc.(b)                               552,423        8,844,292
---------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)      223,589       11,546,136
---------------------------------------------------------------------------
DSW Inc.-Class A(a)                                350,678       12,210,608
---------------------------------------------------------------------------
Hot Topic, Inc.(a)(b)                            1,253,973       13,630,686
---------------------------------------------------------------------------
Zumiez Inc.(a)(b)                                  405,892       15,334,600
===========================================================================
                                                                 61,566,322
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.80%

Warnaco Group, Inc. (The)(a)                       369,950       14,553,833
===========================================================================

APPLICATION SOFTWARE-4.37%

ANSYS, Inc.(a)(b)                                  617,458       16,362,637
---------------------------------------------------------------------------
Blackboard Inc.(a)(b)                              515,421       21,709,532
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

APPLICATION SOFTWARE-(CONTINUED)

Informatica Corp.(a)                               949,171   $   14,019,256
---------------------------------------------------------------------------
JDA Software Group, Inc.(a)                        490,412        9,626,787
---------------------------------------------------------------------------
Lawson Software, Inc.(a)(b)                      1,781,703       17,621,043
===========================================================================
                                                                 79,339,255
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.15%

Affiliated Managers Group, Inc.(a)(b)              162,108       20,873,026
===========================================================================

AUTO PARTS & EQUIPMENT-0.90%

Tenneco Inc.(a)                                    464,601       16,279,619
===========================================================================

BIOTECHNOLOGY-2.51%

BioMarin Pharmaceutical Inc.(a)(b)                 502,654        9,017,613
---------------------------------------------------------------------------
Cepheid, Inc.(a)                                   355,123        5,184,796
---------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)(b)                  617,914        5,511,793
---------------------------------------------------------------------------
Myriad Genetics, Inc.(a)(b)                        425,489       15,823,936
---------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                    158,036       10,076,375
===========================================================================
                                                                 45,614,513
===========================================================================

COMMUNICATIONS EQUIPMENT-3.34%

F5 Networks, Inc.(a)                               233,991       18,859,675
---------------------------------------------------------------------------
NETGEAR, Inc.(a)                                   371,317       13,460,241
---------------------------------------------------------------------------

AIM Small Cap Growth Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

NICE Systems Ltd.-ADR (Israel)(a)                  446,341   $   15,505,886
---------------------------------------------------------------------------
Polycom, Inc.(a)(b)                                382,533       12,853,109
===========================================================================
                                                                 60,678,911
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.01%

Emulex Corp.(a)                                    838,619       18,315,439
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.11%

Bucyrus International, Inc.-Class A                284,239       20,118,436
===========================================================================

CONSTRUCTION MATERIALS-0.94%

Eagle Materials Inc.                               347,422       17,041,049
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.48%

Euronet Worldwide, Inc.(a)(b)                      620,809       18,102,791
---------------------------------------------------------------------------
Global Payments Inc.                               218,965        8,681,962
===========================================================================
                                                                 26,784,753
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.19%

Advisory Board Co. (The)(a)(b)                     164,630        9,146,843
---------------------------------------------------------------------------
CoStar Group Inc.(a)(b)                            288,955       15,279,940
---------------------------------------------------------------------------
Pike Electric Corp.(a)                             791,362       17,710,681
---------------------------------------------------------------------------
Tetra Tech, Inc.(a)                                727,694       15,681,806
===========================================================================
                                                                 57,819,270
===========================================================================

DRUG RETAIL-0.89%

Longs Drug Stores Corp.                            306,092       16,075,952
===========================================================================

EDUCATION SERVICES-0.32%

DeVry, Inc.                                         81,451        2,770,963
---------------------------------------------------------------------------
Strayer Education, Inc.                             22,451        2,957,021
===========================================================================
                                                                  5,727,984
===========================================================================

ELECTRIC UTILITIES-0.51%

ITC Holdings Corp.                                 229,958        9,343,193
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-4.22%

Acuity Brands, Inc.                                166,600       10,042,648
---------------------------------------------------------------------------
General Cable Corp.(a)                             438,072       33,183,954
---------------------------------------------------------------------------
Regal-Beloit Corp.                                 303,573       14,128,287
---------------------------------------------------------------------------
Thomas & Betts Corp.(a)                            330,278       19,156,124
===========================================================================
                                                                 76,511,013
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-1.77%

Cogent Inc.(a)(b)                                  828,955   $   12,177,349
---------------------------------------------------------------------------
Coherent, Inc.(a)                                  412,308       12,579,517
---------------------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)                         331,389        7,396,602
===========================================================================
                                                                 32,153,468
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.82%

Trimble Navigation Ltd.(a)                         461,754       14,868,479
===========================================================================

FOOD DISTRIBUTORS-0.80%

Performance Food Group Co.(a)                      445,693       14,480,566
===========================================================================

HEALTH CARE EQUIPMENT-5.96%

Accuray Inc.(a)(b)                                  82,999        1,840,918
---------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)(b)      759,730       13,705,529
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  259,829       15,698,868
---------------------------------------------------------------------------
Home Diagnostics Inc.(a)                           436,285        5,135,074
---------------------------------------------------------------------------
Integra LifeSciences Holdings(a)(b)                279,692       13,822,379
---------------------------------------------------------------------------
Kyphon Inc.(a)(b)                                  251,074       12,089,213
---------------------------------------------------------------------------
Mentor Corp.(b)                                    259,431       10,553,653
---------------------------------------------------------------------------
NuVasive, Inc.(a)(b)                               645,989       17,448,163
---------------------------------------------------------------------------
Palomar Medical Technologies, Inc.(a)(b)           135,137        4,690,605
---------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      543,848       13,117,614
===========================================================================
                                                                108,102,016
===========================================================================

HEALTH CARE FACILITIES-2.79%

Genesis HealthCare Corp.(a)                        301,207       20,608,583
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       388,304       15,019,599
---------------------------------------------------------------------------
VCA Antech, Inc.(a)                                398,293       15,011,663
===========================================================================
                                                                 50,639,845
===========================================================================

HEALTH CARE SERVICES-2.42%

Chemed Corp.                                       259,067       17,173,551
---------------------------------------------------------------------------
inVentiv Health Inc.(a)                            400,627       14,666,955
---------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                   217,561       11,998,489
===========================================================================
                                                                 43,838,995
===========================================================================

HEALTH CARE TECHNOLOGY-0.76%

Eclipsys Corp.(a)                                  700,352       13,866,970
===========================================================================

HOME ENTERTAINMENT SOFTWARE-0.84%

THQ Inc.(a)                                        501,694       15,311,701
===========================================================================

HOME FURNISHINGS-0.90%

Tempur-Pedic International Inc.(b)                 631,612       16,358,751
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.61%

Choice Hotels International, Inc.                  281,475       11,123,892
===========================================================================

AIM Small Cap Growth Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-1.06%

Church & Dwight Co., Inc.(b)                       398,990   $   19,335,055
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.12%

Korn/Ferry International(a)                        776,327       20,386,347
===========================================================================

INDUSTRIAL MACHINERY-0.81%

Actuant Corp.-Class A(b)                           234,036       14,758,310
===========================================================================

INSURANCE BROKERS-0.72%

National Financial Partners Corp.(b)               284,120       13,157,597
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.70%

NeuStar, Inc.-Class A(a)                           437,561       12,676,142
===========================================================================

INTERNET RETAIL-0.46%

Shutterfly, Inc.(a)(b)                             391,600        8,438,980
===========================================================================

INTERNET SOFTWARE & SERVICES-3.68%

aQuantive, Inc.(a)                                 493,490       31,484,662
---------------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                       372,249       13,713,653
---------------------------------------------------------------------------
Omniture, Inc.(a)(b)                               234,686        5,379,003
---------------------------------------------------------------------------
ValueClick, Inc.(a)                                549,582       16,190,686
===========================================================================
                                                                 66,768,004
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.80%

Greenhill & Co., Inc.(b)                           211,040       14,500,558
===========================================================================

IT CONSULTING & OTHER SERVICES-0.65%

MPS Group, Inc.(a)                                 879,015       11,752,431
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.15%

Advanced Magnetics, Inc.(a)                        107,570        6,256,271
---------------------------------------------------------------------------
PAREXEL International Corp.(a)                     348,279       14,648,615
---------------------------------------------------------------------------
Varian Inc.(a)(b)                                  329,955       18,091,433
===========================================================================
                                                                 38,996,319
===========================================================================

MANAGED HEALTH CARE-0.70%

Magellan Health Services, Inc.(a)                  272,309       12,654,199
===========================================================================

MARINE-0.62%

American Commercial Lines Inc.(a)(b)               432,387       11,263,681
===========================================================================

METAL & GLASS CONTAINERS-0.82%

Greif Inc.-Class A                                 249,194       14,854,454
===========================================================================

MOVIES & ENTERTAINMENT-1.35%

Live Nation Inc.(a)                                519,970       11,636,929
---------------------------------------------------------------------------
Marvel Entertainment, Inc.(a)                      502,194       12,795,903
===========================================================================
                                                                 24,432,832
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


MULTI-LINE INSURANCE-0.71%

HCC Insurance Holdings, Inc.                       383,700   $   12,819,417
===========================================================================

OFFICE REIT'S-0.58%

BioMed Realty Trust, Inc.                          422,206       10,605,815
===========================================================================

OFFICE SERVICES & SUPPLIES-0.82%

Interface, Inc.-Class A                            788,324       14,867,791
===========================================================================

OIL & GAS DRILLING-1.11%

Unit Corp.(a)                                      319,115       20,075,525
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.38%

Core Laboratories N.V. (Netherlands)(a)            162,616       16,536,421
---------------------------------------------------------------------------
Dril-Quip, Inc.(a)                                 308,076       13,848,016
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                          234,093       18,544,848
---------------------------------------------------------------------------
Input/Output, Inc.(a)(b)                           801,359       12,509,214
===========================================================================
                                                                 61,438,499
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.42%

Bill Barrett Corp.(a)(b)                           400,810       14,761,832
---------------------------------------------------------------------------
Whiting Petroleum Corp.(a)(b)                      273,110       11,066,417
===========================================================================
                                                                 25,828,249
===========================================================================

PACKAGED FOODS & MEATS-0.70%

Ralcorp Holdings, Inc.(a)                          237,164       12,676,416
===========================================================================

PHARMACEUTICALS-1.93%

Medicines Co. (The)(a)(b)                          477,376        8,411,365
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)            374,278       11,430,450
---------------------------------------------------------------------------
Santarus Inc.(a)(b)                                718,021        3,712,169
---------------------------------------------------------------------------
Sciele Pharma, Inc.(a)(b)                          486,486       11,461,610
===========================================================================
                                                                 35,015,594
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.41%

ProAssurance Corp.(a)(b)                           224,244       12,483,663
---------------------------------------------------------------------------
Security Capital Assurance Ltd.                    423,048       13,059,492
===========================================================================
                                                                 25,543,155
===========================================================================

REGIONAL BANKS-2.22%

East West Bancorp, Inc.                            208,541        8,108,074
---------------------------------------------------------------------------
SVB Financial Group(a)                             290,012       15,402,537
---------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(a)                  356,364        7,964,736
---------------------------------------------------------------------------
UCBH Holdings, Inc.(b)                             482,114        8,808,223
===========================================================================
                                                                 40,283,570
===========================================================================

RESTAURANTS-1.92%

Jack in the Box Inc.(a)                            187,813       13,323,454
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)(b)              327,249       11,519,165
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)(b)         377,018       10,092,772
===========================================================================
                                                                 34,935,391
===========================================================================

AIM Small Cap Growth Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-2.71%

FormFactor Inc.(a)                                 275,225   $   10,541,117
---------------------------------------------------------------------------
Tessera Technologies Inc.(a)                       453,622       18,394,372
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)(b)                                       504,579       20,213,435
===========================================================================
                                                                 49,148,924
===========================================================================

SEMICONDUCTORS-4.54%

Cirrus Logic, Inc.(a)                            1,656,420       13,748,286
---------------------------------------------------------------------------
Diodes Inc.(a)(b)                                  364,729       15,234,731
---------------------------------------------------------------------------
Microsemi Corp.(a)(b)                              795,274       19,046,812
---------------------------------------------------------------------------
Power Integrations, Inc.(a)                        524,760       13,748,712
---------------------------------------------------------------------------
Silicon Laboratories Inc.(a)(b)                    382,743       13,246,735
---------------------------------------------------------------------------
SiRF Technology Holdings, Inc.(a)(b)               357,758        7,419,901
===========================================================================
                                                                 82,445,177
===========================================================================

SPECIALIZED CONSUMER SERVICES-0.53%

Jackson Hewitt Tax Service Inc.                    340,996        9,585,398
===========================================================================

SPECIALTY STORES-0.83%

Dick's Sporting Goods, Inc.(a)                     260,359       15,145,083
===========================================================================

STEEL-1.11%

Carpenter Technology Corp.                         155,148       20,217,336
===========================================================================

SYSTEMS SOFTWARE-0.95%

Micros Systems, Inc.(a)                            318,377       17,319,709
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.56%

TransDigm Group, Inc.(a)                           382,778       15,487,198
---------------------------------------------------------------------------
WESCO International, Inc.(a)                       211,804       12,803,552
===========================================================================
                                                                 28,290,750
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


TRUCKING-0.79%

Knight Transportation, Inc.(b)                     735,505   $   14,254,087
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.17%

Dobson Communications Corp.-Class A(a)           1,437,593       15,971,658
---------------------------------------------------------------------------
SBA Communications Corp.-Class A(a)                698,205       23,452,706
===========================================================================
                                                                 39,424,364
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,276,291,703)                         1,785,031,379
===========================================================================

MONEY MARKET FUNDS-2.07%

Liquid Assets Portfolio-Institutional
  Class(c)                                      18,806,816       18,806,816
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)        18,806,816       18,806,816
===========================================================================
    Total Money Market Funds (Cost
      $37,613,632)                                               37,613,632
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.42% (Cost
  $1,313,905,335)                                             1,822,645,011
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-18.76%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  170,193,247      170,193,247
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  170,193,247      170,193,247
===========================================================================
    Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $340,386,494)                                       340,386,494
===========================================================================
TOTAL INVESTMENTS-119.18% (Cost
  $1,654,291,829)                                             2,163,031,505
===========================================================================
OTHER ASSETS LESS LIABILITIES-(19.18)%                         (348,152,443)
===========================================================================
NET ASSETS-100.00%                                           $1,814,879,062
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,276,291,703)*  $1,785,031,379
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $378,000,126)                            378,000,126
============================================================
    Total investments (Cost $1,654,291,829)    2,163,031,505
============================================================
Receivables for:
  Investments sold                                17,716,065
------------------------------------------------------------
  Fund shares sold                                 2,552,004
------------------------------------------------------------
  Dividends                                          669,647
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               144,023
------------------------------------------------------------
Other assets                                          51,084
============================================================
    Total assets                               2,184,164,328
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           22,510,092
------------------------------------------------------------
  Fund shares reacquired                           4,254,810
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 273,031
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       340,386,494
------------------------------------------------------------
Accrued distribution fees                            410,717
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             7,794
------------------------------------------------------------
Accrued transfer agent fees                        1,302,045
------------------------------------------------------------
Accrued operating expenses                           140,283
============================================================
    Total liabilities                            369,285,266
============================================================
Net assets applicable to shares outstanding   $1,814,879,062
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,272,751,462
------------------------------------------------------------
Undistributed net investment income (loss)        (7,182,180)
------------------------------------------------------------
Undistributed net realized gain                   40,570,104
------------------------------------------------------------
Unrealized appreciation                          508,739,676
============================================================
                                              $1,814,879,062
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,136,545,237
____________________________________________________________
============================================================
Class B                                       $   89,670,100
____________________________________________________________
============================================================
Class C                                       $   31,347,838
____________________________________________________________
============================================================
Class R                                       $   31,280,916
____________________________________________________________
============================================================
Investor Class                                $  291,211,939
____________________________________________________________
============================================================
Institutional Class                           $  234,823,032
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,524,081
____________________________________________________________
============================================================
Class B                                            3,018,024
____________________________________________________________
============================================================
Class C                                            1,055,761
____________________________________________________________
============================================================
Class R                                              964,200
____________________________________________________________
============================================================
Investor Class                                     8,642,201
____________________________________________________________
============================================================
Institutional Class                                6,932,690
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        32.92
------------------------------------------------------------
  Offering price per share
    (Net asset value of $32.92 divided by
      94.50%)                                 $        34.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        29.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        29.69
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        32.44
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        33.70
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        33.87
____________________________________________________________
============================================================

* At June 30, 2007, securities with an aggregate value of $331,338,562 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Growth Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  1,955,715
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $949,998)                         1,701,198
==========================================================================
    Total investment income                                      3,656,913
==========================================================================

EXPENSES:

Advisory fees                                                    6,044,388
--------------------------------------------------------------------------
Administrative services fees                                       212,627
--------------------------------------------------------------------------
Custodian fees                                                      23,442
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,376,527
--------------------------------------------------------------------------
  Class B                                                          484,423
--------------------------------------------------------------------------
  Class C                                                          155,550
--------------------------------------------------------------------------
  Class R                                                           66,633
--------------------------------------------------------------------------
  Investor Class                                                   351,502
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,665,967
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                59,396
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           34,286
--------------------------------------------------------------------------
Other                                                              217,266
==========================================================================
    Total expenses                                              10,692,007
==========================================================================
Less: Fee waived and expense offset arrangements                   (44,916)
==========================================================================
    Net expenses                                                10,647,091
==========================================================================
Net investment income (loss)                                    (6,990,178)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities (includes net
  gains from securities sold to affiliates of $120,391)         91,372,654
==========================================================================
Change in net unrealized appreciation of investment
  securities                                                   124,507,220
==========================================================================
Net realized and unrealized gain                               215,879,874
==========================================================================
Net increase in net assets resulting from operations          $208,889,696
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Small Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,990,178)   $  (14,478,066)
-----------------------------------------------------------------------------------------------
  Net realized gain                                               91,372,654       194,618,970
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          124,507,220         7,687,788
===============================================================================================
    Net increase in net assets resulting from operations         208,889,696       187,828,692
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (77,844,391)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --        (8,062,396)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --        (2,391,127)
-----------------------------------------------------------------------------------------------
  Class R                                                                 --        (1,764,768)
-----------------------------------------------------------------------------------------------
  Investor Class                                                          --       (19,834,701)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                     --       (12,454,719)
===============================================================================================
    Decrease in net assets resulting from distributions                   --      (122,352,102)
===============================================================================================
Share transactions-net:
  Class A                                                        (67,069,999)      (92,389,959)
-----------------------------------------------------------------------------------------------
  Class B                                                        (23,008,189)      (21,665,113)
-----------------------------------------------------------------------------------------------
  Class C                                                         (2,793,569)       (2,017,666)
-----------------------------------------------------------------------------------------------
  Class R                                                          4,143,910         1,550,079
-----------------------------------------------------------------------------------------------
  Investor Class                                                 (24,015,573)      294,286,974
-----------------------------------------------------------------------------------------------
  Institutional Class                                             30,182,845        66,866,147
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (82,560,575)      246,630,462
===============================================================================================
    Net increase in net assets                                   126,329,121       312,107,052
===============================================================================================

NET ASSETS:

  Beginning of period                                          1,688,549,941     1,376,442,889
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(7,182,180) and $(192,002),
    respectively)                                             $1,814,879,062    $1,688,549,941
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

AIM Small Cap Growth Fund


       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM Small Cap Growth Fund

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.50% and 1.25% of average daily net assets, respectively, through at least June 30, 2008. Prior to July 1, 2007, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to the same expense limitation above. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $4,683.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Small Cap Growth Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2007, ADI advised the Fund that it retained $11,066 in front-end sales commissions from the sale of Class A shares and $30, $15,916, $1,502 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $  9,628,286      $104,704,039      $ (95,525,509)    $ 18,806,816     $  376,544
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             9,628,286       104,704,039        (95,525,509)      18,806,816        374,656
==================================================================================================
  Subtotal       $ 19,256,572      $209,408,078      $(191,051,018)    $ 37,613,632     $  751,200
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $245,766,380      $195,747,827      $(271,320,960)    $170,193,247     $  474,889
--------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           245,766,380       195,747,827       (271,320,960)     170,193,247        475,109
==================================================================================================
  Subtotal       $491,532,760      $391,495,654      $(542,641,920)    $340,386,494     $  949,998
==================================================================================================
  Total
    Investments
    in
    Affiliates   $510,789,332      $600,903,732      $(733,692,938)    $378,000,126     $1,701,198
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $474,703, which resulted in net realized gains of $120,391, and securities purchases of $74,347.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $40,233.

AIM Small Cap Growth Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $5,591 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $331,338,562 were on loan to brokers. The loans were secured by cash collateral of $340,386,494 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $949,998 for securities lending transactions, which are net of compensation to counterparties.

AIM Small Cap Growth Fund

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
Total capital loss carryforward                                 $101,836,645
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Small Company Growth Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward my be further limited up to five years from the date of the reorganization

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $242,278,370 and $348,520,549, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $537,720,537
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (29,214,499)
==============================================================================
Net unrealized appreciation of investment securities             $508,506,038
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,654,525,467.

AIM Small Cap Growth Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2007(A)               DECEMBER 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,701,223    $ 114,704,670     11,245,514    $ 336,758,169
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         46,986        1,314,049        113,474        3,064,186
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         89,702        2,503,013        150,457        4,057,897
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        273,193        8,465,904        346,847       10,148,737
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              465,677       14,831,557      1,024,035       31,424,316
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,785,765       56,943,294      2,180,542       66,178,816
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --      2,596,560       76,806,257
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --        285,727        7,657,484
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --         84,591        2,266,199
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                             --               --         55,509        1,620,305
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                                   --               --        644,388       19,512,083
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --               --        409,652       12,441,138
=========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                             --               --        590,229       18,025,191
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --        159,036        4,454,101
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --        115,052        3,219,750
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                             --               --            388           11,711
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --               --     11,513,233      359,268,241
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --               --      1,027,027       32,051,660
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        365,033       11,572,459        220,655        6,483,421
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (403,922)     (11,572,459)      (241,243)      (6,483,421)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,213,702)    (193,347,128)   (17,962,228)    (530,462,997)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (454,931)     (12,749,779)    (1,126,152)     (30,357,463)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (187,507)      (5,296,582)      (428,706)     (11,561,512)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (140,835)      (4,321,994)      (352,222)     (10,230,674)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (1,232,950)     (38,847,130)    (3,772,182)    (115,917,666)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (831,625)     (26,760,449)    (1,450,012)     (43,805,467)
=========================================================================================================================
                                                              (2,737,893)   $ (82,560,575)     7,430,171    $ 246,630,462
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Investor Class shares commenced sales on April 7, 2006.
(c) As of the open of business on April 10, 2006, the Fund acquired all the net assets of AIM Small Company Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund November 14, 2005 and by the shareholders of AIM Small Company Growth Fund on February 28, 2006. The acquisition was accomplished by a tax free exchange of 13,404,965 shares of the Fund for 28,265,285 shares of AIM Small Company Growth Fund shares outstanding as of the close of business on April 7, 2006. Each class of shares of AIM Small Company Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Small Company Growth Fund to the net asset value of the Fund as of the close of business, April 7, 2006. AIM Small Company Growth Fund's net assets as of the close of business on April 7, 2006 of $417,030,654 including $68,480,152 of unrealized appreciation were combined with the net assets of the Fund immediately before the acquisition of $1,468,437,474. The combined aggregate net assets of the Fund immediately following the reorganization were $1,885,468,128.

AIM Small Cap Growth Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                              YEAR ENDED DECEMBER 31,
                                               JUNE 30,        ----------------------------------------------------------------
                                                 2007             2006          2005          2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   29.23        $    27.51    $    27.46    $    25.71    $    18.47    $  25.67
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.12)(a)         (0.25)(a)      (0.31)       (0.32)        (0.21)(a)    (0.19)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       3.81              4.21          2.61          2.07          7.45       (7.01)
===============================================================================================================================
    Total from investment operations               3.69              3.96          2.30          1.75          7.24       (7.20)
===============================================================================================================================
Less distributions from net realized gains           --             (2.24)        (2.25)           --            --          --
===============================================================================================================================
Net asset value, end of period                $   32.92        $    29.23    $    27.51    $    27.46    $    25.71    $  18.47
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   12.62%            14.30%         8.32%         6.81%        39.20%     (28.05)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $1,136,545       $1,071,753    $1,099,696    $1,491,940    $1,602,724    $790,700
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.22%(c)          1.25%         1.45%         1.40%         1.27%       1.35%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.22%(c)          1.25%         1.50%         1.51%         1.37%       1.43%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.80)%(c)        (0.84)%       (0.95)%       (1.12)%       (0.98)%     (0.91)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                           14%               49%           41%           69%           32%         22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,110,347,559.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS B
                                                        -----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                        YEAR ENDED DECEMBER 31,
                                                         JUNE 30,      --------------------------------------------------------
                                                           2007          2006        2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 26.47       $  25.29    $  25.61    $  24.15    $  17.49    $  24.48
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.22)(a)      (0.43)(a)    (0.47)     (0.52)      (0.35)(a)    (0.33)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             3.46           3.85        2.40        1.98        7.01       (6.66)
===============================================================================================================================
    Total from investment operations                        3.24           3.42        1.93        1.46        6.66       (6.99)
===============================================================================================================================
Less distributions from net realized gains                    --          (2.24)      (2.25)         --          --          --
===============================================================================================================================
Net asset value, end of period                           $ 29.71       $  26.47    $  25.29    $  25.61    $  24.15    $  17.49
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            12.24%         13.42%       7.47%       6.05%      38.08%     (28.55)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $89,670       $101,394    $117,307    $149,400    $182,700    $152,577
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                     1.97%(c)       2.00%       2.20%       2.15%(d)     2.02%      2.08%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.55)%(c)     (1.59)%     (1.70)%     (1.87)%     (1.73)%     (1.64)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                    14%            49%         41%         69%         32%         22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $97,687,514.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 was 2.16%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Small Cap Growth Fund

                                                                                         CLASS C
                                                           --------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                        YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        ---------------------------------------------------
                                                              2007           2006       2005       2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 26.46         $ 25.27    $ 25.60    $ 24.14    $ 17.48    $ 24.47
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.22)(a)       (0.43)(a)   (0.47)    (0.52)     (0.35)(a)   (0.33)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                3.45            3.86       2.39       1.98       7.01      (6.66)
===============================================================================================================================
    Total from investment operations                           3.23            3.43       1.92       1.46       6.66      (6.99)
===============================================================================================================================
Less distributions from net realized gains                       --           (2.24)     (2.25)        --         --         --
===============================================================================================================================
Net asset value, end of period                              $ 29.69         $ 26.46    $ 25.27    $ 25.60    $ 24.14    $ 17.48
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                               12.21%          13.47%      7.44%      6.05%     38.10%    (28.57)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $31,348         $30,521    $31,141    $40,904    $50,031    $41,693
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                        1.97%(c)        2.00%      2.20%      2.15%(d)   2.02%      2.08%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                          (1.55)%(c)      (1.59)%    (1.70)%    (1.87)%    (1.73)%    (1.64)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                       14%             49%        41%        69%        32%        22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,367,828.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 was 2.16%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS R
                                                      --------------------------------------------------------------------------
                                                                                                                   JUNE 3, 2002
                                                      SIX MONTHS                                                    (DATE SALES
                                                        ENDED                  YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                       JUNE 30,        ----------------------------------------    DECEMBER 31,
                                                         2007           2006       2005       2004       2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 28.84         $ 27.23    $ 27.28    $ 25.61    $ 18.44       $ 22.64
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.16)(a)       (0.32)(a)   (0.30)    (0.27)     (0.28)(a)      (0.13)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       3.76            4.17       2.50       1.94       7.45         (4.07)
================================================================================================================================
    Total from investment operations                      3.60            3.85       2.20       1.67       7.17         (4.20)
================================================================================================================================
Less distributions from net realized gains                  --           (2.24)     (2.25)        --         --            --
================================================================================================================================
Net asset value, end of period                         $ 32.44         $ 28.84    $ 27.23    $ 27.28    $ 25.61       $ 18.44
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                          12.48%          14.04%      8.01%      6.52%     38.88%       (18.55)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $31,281         $23,988    $21,276    $19,506    $ 9,029       $ 1,301
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                   1.47%(c)        1.50%      1.70%      1.65%(d)    1.52%        1.61%(e)
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.05)%(c)      (1.09)%    (1.20)%    (1.37)%    (1.23)%       (1.17)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                  14%             49%        41%        69%        32%           22%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,873,899.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 was 1.66%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Small Cap Growth Fund

                                                                      INVESTOR CLASS
                                                              ------------------------------
                                                                               APRIL 7, 2006
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  29.91          $  31.20
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 (0.12)            (0.19)
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.91              1.14
============================================================================================
    Total from investment operations                               3.79              0.95
============================================================================================
Less distributions from net realized gains                           --             (2.24)
============================================================================================
Net asset value, end of period                                 $  33.70          $  29.91
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   12.67%             2.96%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $291,212          $281,479
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                            1.22%(c)          1.26%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets       (0.80)%(c)        (0.85)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                           14%               49%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $283,531,603.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                INSTITUTIONAL CLASS
                                                   ------------------------------------------------------------------------------
                                                                                                                   MARCH 15, 2002
                                                   SIX MONTHS                                                       (DATE SALES
                                                     ENDED                    YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                    JUNE 30,        --------------------------------------------    DECEMBER 31,
                                                      2007            2006        2005        2004        2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  30.01        $  28.08    $  27.83    $  25.91    $  18.53       $24.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.06)(a)       (0.13)(a)    (0.11)     (0.16)      (0.12)(a)      (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     3.92            4.30        2.61        2.08        7.50        (6.01)
=================================================================================================================================
    Total from investment operations                    3.86            4.17        2.50        1.92        7.38        (6.08)
=================================================================================================================================
Less distributions from net realized gains                --           (2.24)      (2.25)         --          --           --
=================================================================================================================================
Net asset value, end of period                      $  33.87        $  30.01    $  28.08    $  27.83    $  25.91       $18.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        12.86%          14.76%       8.93%       7.41%      39.83%      (24.71)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $234,823        $179,414    $107,023    $112,547    $108,116       $2,866
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.81%(c)        0.84%       0.84%       0.85%(d)     0.80%       0.89%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.39)%(c)      (0.43)%     (0.35)%     (0.57)%     (0.51)%      (0.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                14%             49%         41%         69%         32%          22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $210,031,555.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 was 0.86%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Small Cap Growth Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments; contingent deferred       then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period January 1, 2007, through       of return of 5% per year before expenses,    addition, if these transaction costs were
June 30, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES             ENDING              EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
  CLASS             (1/1/07)          (6/30/07)(1)          PERIOD(2)           (6/30/07)            PERIOD(2)            RATIO

    A              $1,000.00            $1,126.20             $ 6.43            $1,018.74              $6.11              1.22%
    B               1,000.00             1,122.40              10.37             1,015.03               9.84              1.97
    C               1,000.00             1,122.10              10.37             1,015.03               9.84              1.97
    R               1,000.00             1,124.80               7.74             1,017.50               7.35              1.47
Investor            1,000.00             1,126.70               6.43             1,018.74               6.11              1.22

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM SMALL CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Growth Series is required under the          recommendations regarding the performance,      PROVIDED BY AIM
Investment Company Act of 1940 to approve    fees and expenses of the AIM Funds to the
annually the renewal of the AIM Small Cap    full Board. Moreover, the Investments        The Board reviewed the advisory services
Growth Fund (the Fund) investment advisory   Committee considers each Sub-Committee's     provided to the Fund by AIM under the
agreement with A I M Advisors, Inc. (AIM).   recommendations in making its annual         Fund's advisory agreement, the performance
During contract renewal meetings held on     recommendation to the Board whether to       of AIM in providing these services, and
June 25-27, 2007, the Board as a whole and   approve the continuance of each AIM Fund's   the credentials and experience of the
the disinterested or "independent"           investment advisory agreement and            officers and employees of AIM who provide
Trustees, voting separately, approved the    sub-advisory agreement, if applicable        these services. The Board's review of the
continuance of the Fund's investment         (advisory agreements), for another year.     qualifications of AIM to provide these
advisory agreement for another year,                                                      services included the Board's
effective July 1, 2007. In doing so, the        The independent Trustees, as mentioned    consideration of AIM's portfolio and
Board determined that the Fund's advisory    above, are assisted in their annual          product review process, various back
agreement is in the best interests of the    evaluation of the advisory agreements by     office support functions provided by AIM,
Fund and its shareholders and that the       the independent Senior Officer. One          and AIM's equity and fixed income trading
compensation to AIM under the Fund's         responsibility of the Senior Officer is to   operations. The Board concluded that the
advisory agreement is fair and reasonable.   manage the process by which the AIM Funds'   nature, extent and quality of the advisory
                                             proposed management fees are negotiated      services provided to the Fund by AIM were
   The independent Trustees met separately   during the annual contract renewal process   appropriate and that AIM currently is
during their evaluation of the Fund's        to ensure that they are negotiated in a      providing satisfactory advisory services
investment advisory agreement with           manner which is at arms' length and          in accordance with the terms of the Fund's
independent legal counsel from whom they     reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
received independent legal advice, and the   Officer must either supervise a              their ongoing meetings throughout the year
independent Trustees also received           competitive bidding process or prepare an    with the Fund's portfolio managers, the
assistance during their deliberations from   independent written evaluation. The Senior   Board concluded that these individuals are
the independent Senior Officer, a            Officer has recommended that an              competent and able to continue to carry
full-time officer of the AIM Funds who       independent written evaluation be provided   out their responsibilities under the
reports directly to the independent          and, upon the direction of the Board, has    Fund's advisory agreement.
Trustees. The following discussion more      prepared an independent written
fully describes the process employed by      evaluation.                                     In determining whether to continue the
the Board to evaluate the performance of                                                  Fund's advisory agreement, the Board
the AIM Funds (including the Fund)              During the annual contract renewal        considered the prior relationship between
throughout the year and, more                process, the Board considered the factors    AIM and the Fund, as well as the Board's
specifically, during the annual contract     discussed below under the heading "Factors   knowledge of AIM's operations, and
renewal meetings.                            and Conclusions and Summary of Independent   concluded that it was beneficial to
                                             Written Fee Evaluation" in evaluating the    maintain the current relationship, in
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
                                             advisory agreement at the contract renewal   also considered the steps that AIM and its
The Board's Investments Committee has        meetings and at their meetings throughout    affiliates have taken over the last
established three Sub-Committees which are   the year as part of their ongoing            several years to improve the quality and
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
of a number of the series portfolios of      agreement was considered separately,         the Funds in the areas of investment
the AIM Funds. This Sub-Committee            although the Board also considered the       performance, product line diversification,
structure permits the Trustees to focus on   common interests of all of the AIM Funds     distribution, fund operations, shareholder
the performance of the AIM Funds that have   in their deliberations. The Board            services and compliance. The Board
been assigned to them. The Sub-Committees    comprehensively considered all of the        concluded that the quality and efficiency
meet throughout the year to review the       information provided to them and did not     of the services AIM and its affiliates
performance of their assigned funds, and     identify any particular factor that was      provide to the AIM Funds in each of these
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   areas have generally improved, and support
quarterly comparative performance            have evaluated the information provided      the Board's approval of the continuance of
information and periodic asset flow data     differently from one another and             the Fund's advisory agreement.
for their assigned funds. These materials    attributed different weight to the various
are prepared under the direction and         factors. The Trustees recognized that the    B. FUND PERFORMANCE
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     The Board compared the Fund's performance
Sub-Committees meet with portfolio           AIM Funds are the result of years of         during the past one, three and five
managers for their assigned funds and        review and negotiation between the           calendar years to the performance of funds
other members of management and review       Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
with these individuals the performance,      focus to a greater extent on certain         not managed by AIM, and against the
investment objective(s), policies,           aspects of these arrangements in some        performance of all funds in the Lipper
strategies and limitations of these funds.   years than others, and that the Trustees'    Small-Cap Growth Funds Index. The Board
                                             deliberations and conclusions in a           also reviewed the methodology used by
   In addition to their meetings             particular year may be based in part on      Lipper to identify the Fund's peers. The
throughout the year, the Sub-Committees      their deliberations and conclusions of       Board noted that the Fund's performance
meet at designated contract renewal          these same arrangements throughout the       was above the median performance of its
meetings each year to conduct an in-depth    year and in prior years.                     peers for the one year period, at the
review of the performance, fees and                                                       median performance for the three year
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       period and below the median performance
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           for the five year period. The Board noted
receive comparative performance and fee                                                   that the Fund's performance was above the
data regarding all the AIM Funds prepared    The discussion below serves as a summary     performance of the Index for the one year
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          period, and comparable to such Index for
under the direction and supervision of the   written evaluation, as well as a             the three and five year periods. The Board
independent Senior Officer who also          discussion of the material factors and       also considered the steps AIM has taken
prepares a separate analysis of this         related conclusions that formed the basis    over the last several years to improve the
information for the Trustees. Each           for the Board's approval of the Fund's       quality and efficiency of the services
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         that AIM provides to the AIM Funds. The
to the Investments Committee regarding the   stated, information set forth below is as    Board concluded that AIM continues to be
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
assigned funds. The Investments Committee    changes that may have occurred since that    performance. Although the independent
considers each Sub-Committee's recom-        date, including but not limited to changes   written evaluation of the Fund's Senior
                                             to the Fund's performance, advisory fees,    Officer (discussed below) only
                                             expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM SMALL CAP GROWTH FUND

considered Fund performance through the      directly in economies of scale through          The Board considered the benefits
most recent calendar year, the Board also    lower fees charged by third party service    realized by AIM as a result of portfolio
reviewed more recent Fund performance and    providers based on the combined size of      brokerage transactions executed through
this review did not change their             all of the AIM Funds and affiliates.         "soft dollar" arrangements. Under these
conclusions.                                                                              arrangements, portfolio brokerage
                                             E. PROFITABILITY AND FINANCIAL RESOURCES     commissions paid by the Fund and/or other
C. ADVISORY FEES AND FEE WAIVERS                OF AIM                                    funds advised by AIM are used to pay for
                                                                                          research and execution services. The Board
The Board compared the Fund's contractual       The Board reviewed information from AIM   noted that soft dollar arrangements shift
advisory fee rate to the contractual         concerning the costs of the advisory and     the payment obligation for the research
advisory fee rates of funds in the Fund's    other services that AIM and its affiliates   and executions services from AIM to the
Lipper peer group that are not managed by    provide to the Fund and the profitability    funds and therefore may reduce AIM's
AIM, at a common asset level and as of the   of AIM and its affiliates in providing       expenses. The Board also noted that
end of the past calendar year. The Board     these services. The Board also reviewed      research obtained through soft dollar
noted that the Fund's advisory fee rate      information concerning the financial         arrangements may be used by AIM in making
was below the median advisory fee rate of    condition of AIM and its affiliates. The     investment decisions for the Fund and may
its peers. The Board also reviewed the       Board also reviewed with AIM the             therefore benefit Fund shareholders. The
methodology used by Lipper and noted that    methodology used to prepare the              Board concluded that AIM's soft dollar
the contractual fee rates shown by Lipper    profitability information. The Board         arrangements were appropriate. The Board
include any applicable long-term             considered the overall profitability of      also concluded that, based on their review
contractual fee waivers. The Board also      AIM, as well as the profitability of AIM     and representations made by AIM, these
compared the Fund's contractual advisory     in connection with managing the Fund. The    arrangements were consistent with
fee rate to the contractual advisory fee     Board noted that AIM continues to operate    regulatory requirements.
rates of other clients of AIM and its        at a net profit, although increased
affiliates with investment strategies        expenses in recent years have reduced the       The Board considered the fact that the
comparable to those of the Fund, including   profitability of AIM and its affiliates.     Fund's uninvested cash and cash collateral
four mutual funds sub-advised by an AIM      The Board concluded that the Fund's          from any securities lending arrangements
affiliate. The Board noted that the Fund's   advisory fees were fair and reasonable,      may be invested in money market funds
rate was the same as or comparable to the    and that the level of profits realized by    advised by AIM pursuant to procedures
sub-advisory fee rates for three of the      AIM and its affiliates from providing        approved by the Board. The Board noted
sub-advised mutual funds and above the       services to the Fund was not excessive in    that AIM will receive advisory fees from
sub-advisory fee rate for the fourth         light of the nature, quality and extent of   these affiliated money market funds
sub-advised mutual fund, although the        the services provided. The Board             attributable to such investments, although
advisory fee rate for such sub-advised       considered whether AIM is financially        AIM has contractually agreed to waive the
mutual fund was above the Fund's. The        sound and has the resources necessary to     advisory fees payable by the Fund with
Board noted that AIM has contractually       perform its obligations under the Fund's     respect to its investment of uninvested
agreed to waive fees and/or limit expenses   advisory agreement, and concluded that AIM   cash in these affiliated money market
of the Fund through at least June 30, 2008   has the financial resources necessary to     funds through at least June 30, 2008. The
in an amount necessary to limit total        fulfill these obligations.                   Board considered the contractual nature of
annual operating expenses to a specified                                                  this fee waiver and noted that it remains
percentage of average daily net assets for   F. INDEPENDENT WRITTEN EVALUATION OF THE     in effect until at least June 30, 2008.
each class of the Fund. The Board               FUND'S SENIOR OFFICER                     The Board concluded that the Fund's
considered the contractual nature of this                                                 investment of uninvested cash and cash
fee waiver and noted that it remains in      The Board noted that, upon their             collateral from any securities lending
effect until at least June 30, 2008. The     direction, the Senior Officer of the Fund,   arrangements in the affiliated money
Board reviewed the Fund's effective          who is independent of AIM and AIM's          market funds is in the best interests of
advisory fee rate, after taking account of   affiliates, had prepared an independent      the Fund and its shareholders.
this expense limitation, and considered      written evaluation to assist the Board in
the effect this expense limitation would     determining the reasonableness of the
have on the Fund's estimated total           proposed management fees of the AIM Funds,
expenses. The Board concluded that the       including the Fund. The Board noted that
levels of fee waivers/expense limitations    they had relied upon the Senior Officer's
for the Fund were fair and reasonable.       written evaluation instead of a
                                             competitive bidding process. In
   After taking account of the Fund's        determining whether to continue the Fund's
contractual advisory fee rate, as well as    advisory agreement, the Board considered
the comparative advisory fee information     the Senior Officer's written evaluation.
and the expense limitation discussed
above, the Board concluded that the Fund's   G. COLLATERAL BENEFITS TO AIM AND ITS
advisory fees were fair and reasonable.         AFFILIATES

D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board considered various other
                                             benefits received by AIM and its
The Board considered the extent to which     affiliates resulting from AIM's
there are economies of scale in AIM's        relationship with the Fund, including the
provision of advisory services to the        fees received by AIM and its affiliates
Fund. The Board also considered whether      for their provision of administrative,
the Fund benefits from such economies of     transfer agency and distribution services
scale through contractual breakpoints in     to the Fund. The Board considered the
the Fund's advisory fee schedule or          performance of AIM and its affiliates in
through advisory fee waivers or expense      providing these services and the
limitations. The Board noted that the        organizational structure employed by AIM
Fund's contractual advisory fee schedule     and its affiliates to provide these
includes three breakpoints and that the      services. The Board also considered that
level of the Fund's advisory fees, as a      these services are provided to the Fund
percentage of the Fund's net assets, has     pursuant to written contracts which are
decreased as net assets increased because    reviewed and approved on an annual basis
of the breakpoints. Based on this            by the Board. The Board concluded that AIM
information, the Board concluded that the    and its affiliates were providing these
Fund's advisory fees appropriately reflect   services in a satisfactory manner and in
economies of scale at current asset          accordance with the terms of their
levels. The Board also noted that the Fund   contracts, and were qualified to continue
shares                                       to provide these services to the Fund.

Supplement to Semiannual Report dated 6/30/07

AIM SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (3/15/02)                  9.23%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                             12.75    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              21.43    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                           12.86    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                               been annualized                            MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

==========================================
NASDAQ SYMBOL                        GTSVX
==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               SCG-INS-2              A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    the period. You may use this information
                                             estimate the expenses that you paid over     to compare the ongoing costs of investing
As a shareholder of the Fund, you incur      the period. Simply divide your account       in the Fund and other funds. To do so,
ongoing costs, including management fees     value by $1,000 (for example, an $8,600      compare this 5% hypothetical example with
and other Fund expenses. This example is     account value divided by $1,000 = 8.6),      the 5% hypothetical examples that appear
intended to help you understand your         then multiply the result by the number in    in the shareholder reports of the other
ongoing costs (in dollars) of investing in   the table under the heading entitled         funds.
the Fund and to compare these costs with     "Actual Expenses Paid During Period" to
ongoing costs of investing in other mutual   estimate the expenses you paid on your          Please note that the expenses shown in
funds. The example is based on an            account during this period.                  the table are meant to highlight your
investment of $1,000 invested at the                                                      ongoing costs only. Therefore, the
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON          hypothetical information is useful in
entire period January 1, 2007, through       PURPOSES                                     comparing ongoing costs only, and will not
June 30, 2007.                                                                            help you determine the relative total
                                             The table below also provides information    costs of owning different funds.
ACTUAL EXPENSES                              about hypothetical account values and
                                             hypothetical expenses based on the Fund's
The table below provides information about   actual expense ratio and an assumed rate
actual account values and actual expenses.   of return of 5% per year before expenses,
You may use the information in this table,   which is not the Fund's actual return.

                                                The hypothetical account values and
                                             expenses may not be used to estimate the
                                             actual ending account balance or expenses
                                             you paid for

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,128.60               $4.27        $1,020.78             $4.06             0.81%

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               SCG-INS-2              A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                            FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account       The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax       each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will      quarters, the lists appear in the Fund's semiannual and annual
send you an e-mail notification containing links to these         reports to shareholders. For the first and third quarters, the
documents. For security purposes, you will need to log in to      Fund files the lists with the Securities and Exchange Commission
your account to view your statements and tax forms.               (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                      Products & Performance, then Mutual Funds, then Fund Overview.
                                                                  Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                        Quarterly Holdings. Shareholders can also look up the Fund's Forms
                                                                  N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q
o  save your Fund the cost of printing and postage.               may be reviewed and copied at the SEC Public Reference Room in
                                                                  Washington, D.C. You can obtain information on the operation of
o  reduce the amount of paper you receive.                        the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  gain access to your documents faster by not waiting for the    electronic request at the following e-mail address:
   mail.                                                          publicinfo@sec.gov. The SEC file numbers for the Fund are
                                                                  811-02699 and 002-57526.
o  view your documents online anytime at your convenience.
                                                                  A description of the policies and procedures that the Fund uses to
o  save the documents to your personal computer or print them     determine how to vote proxies relating to portfolio securities is
   out for your records.                                          available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                                                 AIMinvestments.com. On the home page, scroll down and click on AIM
                                                                  Funds Proxy Policy. The information is also available on the SEC
It's easy. Just follow these simple steps:                        Web site, sec.gov.

1. Log in to your account.                                        Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is
2. Click on the "Service Center" tab.                             available at our Web site. Go to AIMinvestments.com, access the
                                                                  About Us tab, click on Required Notices and then click on Proxy
3. Select "Register for eDelivery" and complete the consent       Voting Activity. Next, select the Fund from the drop-down menu.
   process.                                                       The information is also available on the SEC Web site, sec.gov.

This AIM service is provided by AIM Investment Services, Inc.

                                                                  SCG-SAR-1     A I M Distributors, Inc.     [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 7, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 7, 2007

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.